   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 30, 2009
                                           Registration No. 333-74295; 811-09253

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [_]

PRE-EFFECTIVE AMENDMENT NO.                                                [_]
                           --

POST-EFFECTIVE AMENDMENT NO. 140                                           [x]

                                      And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [_]

AMENDMENT NO. 141                                                          [x]

                                   ----------

                             WELLS FARGO FUNDS TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                525 MARKET STREET
                             SAN FRANCISCO, CA 94105
          (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, INCLUDING ZIP CODE)

                                   ----------

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 222-8222
                                C. DAVID MESSMAN
                        WELLS FARGO FUNDS MANAGEMENT, LLC
                          525 MARKET STREET, 12TH FLOOR
                             SAN FRANCISCO, CA 94105
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                 WITH A COPY TO:

                             MARCO E. ADELFIO, ESQ.
                               GOODWIN PROCTER LLP
                            901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001

It is proposed that this filing will become effective (check appropriate box):

Immediately upon filing pursuant to Rule 485(b), or

[_]  on October 1, 2009, pursuant to Rule 485(b)

[_]  60 days after filing pursuant to Rule 485(a)(1), or

[x]  on December 1, 2009, pursuant to Rule 485(a)(1)

[_]  75 days after filing pursuant to Rule 485(a)(2), or

[_]  on [date], pursuant to Rule 485(a)(2)

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

Explanatory Note: This Post-Effective Amendment No. 140 to the Registration Statement of Wells Fargo Funds Trust (the "Trust") is being filed to make changes to a fundamental investment policy and certain related changes to the investment objective, principal investments and principal investment strategies for each the California Tax-Free Money Market Fund and California Tax-Free Money Market Trust. These changes will become effective on December 1, 2009.

            Please file this Prospectus Supplement with your records.

                             WELLS FARGO FUNDS TRUST

           WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND

                 Class A, Service Class and Institutional Class

  Supplement dated December 1, 2009 to the Prospectuses dated July 1, 2009, as previously supplemented on August 13, 2009.

At a shareholder meeting held on November 9, 2009, shareholders of the California Tax-Free Money Market Fund (the "Fund") approved a change to a fundamental investment policy that permits the Fund to invest any amount of its assets in municipal obligations with income that is subject to the federal alternative minimum tax.

In connection with shareholders' approval of the fundamental policy described above, the Fund has also made related changes to its name, investment objective, principal investments, and principal investment strategies. The following information replaces the similar information in the section entitled "California Tax-Free Money Market Fund" of the Prospectuses:


Name                         .     California Municipal Money Market Fund

Investment Objective    The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.

Principal Investments   Under normal circumstances, we invest:

                             .     exclusively in high-quality, short-term money market instruments.

                             .     at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT.

                        We may also invest:

                             .     Any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

Principal Investment         We may invest a portion of the Fund's total assets in the securities of
Strategies                   territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

                             We invest principally in municipal obligations that pay interest exempt from
                             California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, however, it is possible that the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

                             The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax or regular federal income tax.

                                                                 MMIT099/P1204SP

            Please file this Prospectus Supplement with your records.

                             WELLS FARGO FUNDS TRUST

          WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST

                                  Single Class

   Supplement dated December 1, 2009 to the Prospectus dated July 1, 2009, as previously supplemented on August 13, 2009.

At a shareholder meeting held on November 9, 2009, shareholders of the California Tax-Free Money Market Trust (the "Fund") approved a change to a fundamental investment policy that permits the Fund to invest any amount of its assets in municipal obligations with income that is subject to the federal alternative minimum tax.

In connection with shareholders' approval of the fundamental policy described above, the Fund has also made related changes to its name, investment objective, principal investments, and principal investment strategies. The following information replaces the similar information in the section entitled "California Tax-Free Money Market Trust" of the Prospectus:


Name                         .     California Municipal Money Market Trust

Investment Objective    The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.

Principal Investments   Under normal circumstances, we invest:

                             .     exclusively in high-quality, short-term money market instruments.

                             .     at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT.

                        We may also invest:

                             .     any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

Principal Investment         We may invest a portion of the Fund's total assets in the securities of
Strategies                   territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

                             We invest principally in municipal obligations that pay interest exempt from
                             California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, however, it is possible that the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

                             The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax or regular federal income tax.

                                                                  MMT099/P1209SP

   Please file this Statement of Additional Information Supplement with your records.

                             WELLS FARGO FUNDS TRUST

           WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND

               WELLS FARGO CALIFORNIA TAX-FREE MONEY MARKET TRUST

  Supplement dated December 1, 2009 to the Statement of Additional Information
                               dated July 1, 2009.

At a shareholder meeting held on November 9, 2009, shareholders of the California Tax-Free Money Market Fund and the California Tax-Free Money Market Trust (the "Funds") approved a change to a fundamental investment policy that permits the Funds to invest any amount of their assets in municipal obligations with income that is subject to the federal alternative minimum tax.

In connection with shareholders' approval of the fundamental policy described above, each Fund has also made related changes to its name, investment objective, principal investments, and principal investment strategies. The following fund names replace all references to the California Tax-Free Money Market Fund and California Tax-Free Money Market Trust respectively:

Name                    .    California Municipal Money Market Fund

                        .    California Municipal Money Market Trust

The following information replaces the similar information found in the section entitled "Fundamental Investment Policies" on page 3 of the Statement of Additional Information:

(9) with respect to the California Municipal Money Market Fund, the California Municipal Money Market Trust, the National Tax-Free Money Market Fund and the National Tax-Free Money Market Trust, invest less than 80% of net assets plus investment borrowings, under normal circumstances, in investments the income from which (i) is exempt from federal income tax (including federal alternative minimum tax ("AMT")), and (ii) for the state-specific Funds, in investments the income from which is exempt from federal income tax, but not necessarily federal alternative minimum tax, and is also exempt from such state's income tax; nor

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]


                                  JULY 1, 2009


                                   Prospectus

                                  Classes A, B

WELLS FARGO ADVANTAGE FUNDS (Reg. TM) - MONEY MARKET FUNDS

California Tax-Free Money Market Fund

Government Money Market Fund

Minnesota Money Market Fund

Money Market Fund

National Tax-Free Money Market Fund

Treasury Plus Money Market Fund

100% Treasury Money Market Fund

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

THE FUNDS
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, FEES AND EXPENSES


Key Fund Information             3
California Tax-Free Money        5
  Market Fund
Government Money Market Fund     8
Minnesota Money Market Fund     11
Money Market Fund               14
National Tax-Free Money         18
  Market Fund
Treasury Plus Money Market      21
  Fund
100% Treasury Money Market      24
  Fund
Description of Principal        27
  Investment Risks
Portfolio Holdings              30
  Information


--------------------------------------------------------------------------------


ORGANIZATION AND MANAGEMENT OF
THE FUNDS
INFORMATION ABOUT THE FUNDS' ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY




Organization and Management     31
  of the Funds
About Wells Fargo Funds Trust   31
The Investment Adviser          31
The Sub-Adviser                 32


--------------------------------------------------------------------------------


YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO OPEN AN ACCOUNT, AND BUY, SELL AND EXCHANGE FUND SHARES



Investments in Money Market    33
  Fund Class B Shares
Compensation to Dealers and    35
  Shareholder
   Servicing Agents
Pricing Fund Shares            37
How to Open an Account         38
How to Buy Shares              39
How to Sell Shares             42
How to Exchange Shares         45
Account Policies               46


--------------------------------------------------------------------------------


OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS



Distributions                   48
Taxes                           49
Financial Highlights            50
For More Information    Back Cover


Please find WELLS FARGO ADVANTAGE FUNDS' PRIVACY POLICY inside the back cover of this Prospectus.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202)371-8300.

KEY FUND INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains information about certain Funds within the WELLS FARGO ADVANTAGE FUNDS (Reg. TM) family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management) or the sub-adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS AND PRINCIPAL INVESTMENT STRATEGIES The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

o  what the Fund is trying to achieve;

o  how we intend to invest your money; and

o what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policies of the Government Money Market Fund, Treasury Plus Money Market Fund and 100% Treasury Money Market Fund disclosed in each Fund's "Principal Investments" section may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice. The investment policies of the California Tax-Free Money Market Fund, Minnesota Money Market Fund and National Tax-Free Money Market Fund concerning "80% of the Fund's net assets" may only be changed with shareholder approval.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

                                                          KEY FUND INFORMATION 3

--------------------------------------------------------------------------------
ABOUT WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
All Wells Fargo Advantage Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements.

All Wells Fargo Advantage Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, which provides that:
   o Each Fund will seek to maintain a net asset value of $1.00 per share.
   o Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.
   o The dollar-weighted average maturity of each Fund will be 90 days or less.
   o Each Fund will invest only in U.S. dollar-denominated securities.
   o Each Fund will value its assets based on the total market value of all of the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.


Under normal circumstances, the Funds will invest the majority of their assets in First Tier securities. Consistent with Rule 2a-7, a First Tier security is any security that has received the highest possible short-term rating for debt obligations from any two nationally recognized statistical rating organizations (NRSRO), has received one such rating if rated by only one NRSRO, or is deemed by us to be of comparable quality if unrated. A Government security is considered a First Tier security.

--------------------------------------------------------------------------------
TEMPORARY GUARANTEE PROGRAM
On March 31, 2009, the U.S. Department of the Treasury (the "Treasury") announced a second extension of the Temporary Guarantee Program for Money
Market Funds beginning on May 1, 2009 through September 18, 2009 (the "Extended Program"). On April 8, 2009, the Board of Trustees of Wells Fargo Funds Trust and Wells Fargo Variable Trust (collectively, the "Board") unanimously approved the participation of each money market fund in the Extended Program, except for the Treasury Plus Money Market Fund and 100% Treasury Money Market Fund (the "Funds").

Consistent with the Funds' participation in the initial three-month term and the first extension, the Extended Program applies only to shareholders of record of each Fund as of September 19, 2008. Subject to certain conditions and limitations, in the event that the market-based net asset value per share of a Fund falls below $0.995 and the Fund liquidates its holdings, any shares held by an investor in the Fund as of the close of business on September 19, 2008, or held by the investor when the market-based net asset value per share of the Fund falls below $0.995, whichever is less, are insured against loss under the Extended Program. Shares acquired by investors after September 19, 2008 are generally not eligible for protection under the Extended Program.

Participation in the Extended Program required a payment to the Treasury in the amount of either 0.015% or 0.023%, depending upon the market-based net asset value of a Fund as of September 19, 2008 (the "Program Participation Payment"). The Board has determined that the Program Participation Payment is an extraordinary expense that will be borne by each Fund without regard to the expense cap currently in effect for such Fund. The Program Participation Payment is borne by the current assets of each Fund as a whole, notwithstanding that the Extended Program applies to only shareholders of record as of September 19, 2008, as described above.


 4 KEY FUND INFORMATION

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
1/1/1992


CLASS A
Ticker: SGCXX
Fund Number: 29


INVESTMENT OBJECTIVE
The California Tax-Free Money Market Fund seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS

Under normal circumstances, we invest:

o  exclusively in high-quality, short-term money market instruments; and
o at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax, federal income tax and federal alternative minimum tax (AMT).

We may also invest:

o  up to 20% of the Fund's net assets in municipal obligations that pay interest subject to federal AMT.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from federal income tax, including federal AMT, and California individual income tax. We will only purchase First Tier securities. The Fund is considered to be non-diversified.

We invest principally in municipal obligations that pay interest exempt from California individual income tax, federal income tax and federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and federal income tax however, it is possible that the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax, federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax, federal income tax or federal AMT. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.
--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS

The Fund is primarily subject to the risks mentioned below.

   o  California Municipal Securities Risk
   o  Debt Securities Risk
   o  Issuer Risk


   o  Management Risk


   o  Market Risk

   o  Money Market Fund Risk
   o  Municipal Securities Risk
   o  Non-Diversification Risk
   o  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                         CALIFORNIA TAX-FREE MONEY MARKET FUND 5

--------------------------------------------------------------------------------
PERFORMANCE

The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance is no guarantee of future results.

[GRAPHIC APPEARS HERE]


                                    CALENDAR YEAR RETURNS FOR CLASS A
                                          AS OF 12/31 EACH YEAR
1999       2000       2001       2002       2003       2004       2005       2006       2007       2008
2.42%      3.05%      1.90%      0.81%      0.39%      0.58%      1.75%      2.77%      2.98%      1.55%



           BEST AND WORST QUARTER
  Best Quarter:       Q4    2000    0.82%
  Worst Quarter:      Q3    2003    0.06%



          The Fund's year-to-date performance through March 31, 2009, was 0.01%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.



 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2008            1 YEAR       5 YEARS       10 YEARS
 CLASS A                            1.55%         1.92%          1.82%


 6 CALIFORNIA TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)



 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees/1/                   0.28%
  Distribution (12b-1) Fees            0.00%
  Other Expenses/2,3/                  0.55%
  TOTAL ANNUAL FUND                    0.83%
  OPERATING EXPENSES
  Fee Waivers                          0.18%
  NET EXPENSES/4/                      0.65%


1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.30% for the first $1 billion; 0.275% for the next $4 billion; and 0.25% for assets over $5 billion.


2 Includes expenses payable to affiliates of Wells Fargo & Company.



3 Other Expenses have not been adjusted to take into account the Fund's participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. Such fees are not reflected in the table. Had these fees been taken into account, Other Expenses would have been 0.56%.
4 The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $   66
   3 Years     $  247
   5 Years     $  443
  10 Years     $1,009

                                         CALIFORNIA TAX-FREE MONEY MARKET FUND 7

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
11/16/1987


CLASS A
Ticker: WFGXX
Fund Number: 450


INVESTMENT OBJECTIVE
The Government Money Market Fund seeks current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of short-term U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations. These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Counter-Party Risk
   o  Debt Securities Risk
   o  Issuer Risk


   o  Management Risk


   o  Market Risk
   o  Money Market Fund Risk
   o  Regulatory Risk
   o  U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

 8 GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance is no guarantee of future results.

[GRAPHIC APPEARS HERE]


                                   CALENDAR YEAR RETURNS FOR CLASS A/1/
                                          AS OF 12/31 EACH YEAR
1999       2000       2001       2002       2003       2004       2005       2006       2007       2008
4.46%      5.73%      3.54%      1.19%      0.52%      0.77%      2.62%      4.45%      4.62%      1.73%



           BEST AND WORST QUARTER
  Best Quarter:       Q4    2000    1.48%
  Worst Quarter:      Q3    2003    0.11%



          The Fund's year-to-date performance through March 31, 2009, was 0.01%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.



 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2008            1 YEAR       5 YEARS       10 YEARS
 CLASS A/1/                         1.73%         2.83%         2.95%


1 Class A shares incepted on November 8, 1999. Performance shown prior to the inception of the Class A shares reflects the performance of the Service Class shares, adjusted to reflect Class A expenses.

                                                  GOVERNMENT MONEY MARKET FUND 9

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)



 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees                      0.10%
  Distribution (12b-1) Fees            0.00%
  Other Expenses/1,2/                  0.53%
  TOTAL ANNUAL FUND                    0.63%
  OPERATING EXPENSES
  Fee Waivers                          0.00%
  NET EXPENSES/3/                      0.63%


1 Includes expenses payable to affiliates of Wells Fargo & Company.


2 Other Expenses have not been adjusted to take into account the Fund's participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. Such fees are not reflected in the table. Had these fees been taken into account, Other Expenses would have been 0.54%.
3 The total annual fund operating expense ratio of the Fund fell below its contractual net operating expense ratio limit for the most recent fiscal year. The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio of 0.65%. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and


   o The Funds' operating expenses remain the same.


Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year      $ 64
   3 Years     $202
   5 Years     $351
  10 Years     $786


 10 GOVERNMENT MONEY MARKET FUND

MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
8/14/2000
CLASS A
Ticker: WMNXX


Fund Number: 15


INVESTMENT OBJECTIVE


The Minnesota Money Market Fund seeks current income exempt from regular federal income tax and Minnesota individual income tax, while preserving capital and liquidity.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS

Under normal circumstances, we invest:
o  exclusively in high-quality, short-term money market instruments ; and
o at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from Minnesota individual income tax, although it is our intention to invest substantially all of the Fund's assets in such obligations.

We may also invest:

o  any amount in securities that pay interest subject to federal AMT.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of Minnesota, its cities, municipalities, political subdivisions and other public authorities. We invest principally in municipal obligations that pay interest exempt from Minnesota individual income tax and federal income tax, but not necessarily federal AMT. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from federal income tax and Minnesota individual income tax. We will only purchase First Tier securities. We may invest 25% or more of the Fund's total assets in industrial development bonds and in participation interests in these securities. The Fund is considered to be non-diversified.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to Minnesota individual income tax or federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.
--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS

The Fund is primarily subject to the risks mentioned below.

   o  Debt Securities Risk
   o  Issuer Risk


   o  Management Risk


   o  Market Risk
   o  Minnesota Municipal Securities Risk

   o  Money Market Fund Risk
   o  Municipal Securities Risk
   o  Non-Diversification Risk
   o  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                  MINNESOTA MONEY MARKET FUND 11

--------------------------------------------------------------------------------
PERFORMANCE

The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance is no guarantee of future results.

[GRAPHIC APPEARS HERE]


                       CALENDAR YEAR RETURNS FOR CLASS A/1/
                              AS OF 12/31 EACH YEAR
2001       2002       2003       2004       2005       2006       2007     2008
2.23%      0.84%      0.33%      0.47%      1.64%      2.68%      2.92%    1.54%



           BEST AND WORST QUARTER
  Best Quarter:       Q2    2007    0.75%
  Worst Quarter:      Q3    2003    0.05%



          The Fund's year-to-date performance through March 31, 2009, was 0.03%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.



 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2008            1 YEAR       5 YEARS      LIFE OF FUND
 CLASS A/1/                         1.54%         1.85%          1.67%


1 Class A shares incepted on August 14, 2000. Returns for the Fund shown in the Life of Fund column are as of the Fund inception date.

 12 MINNESOTA MONEY MARKET FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)



 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees/1/                   0.30%
  Distribution (12b-1) Fees            0.00%
  Other Expenses/2,3/                  0.58%
  TOTAL ANNUAL FUND                    0.88%
  OPERATING EXPENSES
  Fee Waivers                          0.08%
  NET EXPENSES/4/                      0.80%


1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.30% for the first $1 billion; 0.275% for the next $4 billion; and 0.25% for assets over $5 billion.


2 Includes expenses payable to affiliates of Wells Fargo & Company.



3 Other Expenses have not been adjusted to take into account the Fund's participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. Such fees are not reflected in the table. Had these fees been taken into account, Other Expenses would have been 0.60%.
4 The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $   82
   3 Years     $  273
   5 Years     $  480
  10 Years     $1,077

                                                  MINNESOTA MONEY MARKET FUND 13

MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
7/1/1992
CLASS A
Ticker: STGXX


Fund Number: 478
CLASS B
Ticker: N/A
Fund Number: 479


INVESTMENT OBJECTIVE
The Money Market Fund seeks current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term, U.S. dollar-denominated money market instruments. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Counter-Party Risk
   o  Debt Securities Risk
   o  Foreign Investment Risk


   o  Issuer Risk


   o  Management Risk

   o  Market Risk
   o  Money Market Fund Risk
   o  Regulatory Risk
   o  U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

 14 MONEY MARKET FUND

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance is no guarantee of future results.

[GRAPHIC APPEARS HERE]


                                   CALENDAR YEAR RETURNS FOR CLASS A
                                         AS OF 12/31 EACH YEAR
1999       2000       2001       2002       2003       2004       2005       2006       2007     2008
4.60%      5.80%      3.52%      1.16%      0.49%      0.68%      2.53%      4.38%      4.67%    2.24%



           BEST AND WORST QUARTER
  Best Quarter:       Q4    2000     1.49%
  Worst Quarter:      Q2    2004     0.09%



          The Fund's year-to-date performance through March 31, 2009, was 0.09%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.



 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2008         1 YEAR        5 YEARS       10 YEARS
 CLASS A                         2.24%         2.89%          2.99%
 CLASS B/1/                     -3.53%         1.81%          2.53%


1 Returns reflect the maximum CDSC for the period shown.

                                                            MONEY MARKET FUND 15

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from
  your investment)                  CLASS A        CLASS B
  Maximum sales charge                None         None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales              None         5.00%/1/
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)



 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)               CLASS A     CLASS B
  Management Fees/2/               0.26%       0.26%
  Distribution (12b-1) Fees        0.00%       0.75%
  Other Expenses/3,4/              0.54%       0.54%
  TOTAL ANNUAL FUND                0.80%       1.55%
  OPERATING EXPENSES
  Fee Waivers                      0.04%       0.04%
  NET EXPENSES/5/                  0.76%       1.51%/6/


1 If you exchange Class B shares of a Fund for Money Market Fund Class B shares, and then redeem your Money Market Fund shares, you will be assessed the CDSC applicable to the exchanged shares.
2 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.30% for the first $1 billion; 0.275% for the next $4 billion; and 0.25% for assets over $5 billion.
3 Includes expenses payable to affiliates of Wells Fargo & Company.


4 Other Expenses have not been adjusted to take into account the Fund's participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. Such fees are not reflected in the table.
  Had these fees been taken into account, Other Expenses would have been 0.57%.
5 The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.
6 The adviser has also voluntarily agreed to further reduce fund expenses. Such fee reduction is not reflected in the table. Had this voluntary reduction been taken into account, net fund expenses would have been 1.49%. This expense reduction is voluntary and temporary and may be revised or terminated by the adviser at any time without notice.


 16 MONEY MARKET FUND

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


                                 CLASS A   CLASS B
 If you sell your shares at
the end of the period:
   1 Year                          $ 78     $  654
   3 Years                         $251     $  786
   5 Years                         $440     $1,041
  10 Years                         $986     $1,545
 If you do NOT sell your
shares at the end of the
period:
   1 Year                          $ 78     $  154
   3 Years                         $251     $  486
   5 Years                         $440     $  841
  10 Years                         $986     $1,545


                                                            MONEY MARKET FUND 17

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
1/7/1988


CLASS A
Ticker: NWMXX
Fund Number: 452


INVESTMENT OBJECTIVE
The National Tax-Free Money Market Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax (AMT).

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities; however, it is possible that the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Debt Securities Risk
   o  Issuer Risk


   o  Management Risk


   o  Market Risk

   o  Money Market Fund Risk
   o  Municipal Securities Risk
   o  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

 18 NATIONAL TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance is no guarantee of future results.

[GRAPHIC APPEARS HERE]


                                   CALENDAR YEAR RETURNS FOR CLASS A/1/
                                          AS OF 12/31 EACH YEAR
1999       2000       2001       2002       2003       2004       2005       2006       2007       2008
2.70%      3.61%      2.34%      0.98%      0.46%      0.60%      1.80%      2.83%      3.04%      1.65%



           BEST AND WORST QUARTER
  Best Quarter:       Q4    2000     0.95%
  Worst Quarter:      Q3    2003     0.08%



          The Fund's year-to-date performance through March 31, 2009, was 0.04%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.



 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2008            1 YEAR     5 YEARS    10 YEARS
 CLASS A/1/                         1.65%       1.98%      2.00%


1 Class A shares incepted on July 28, 2003. Performance shown prior to the inception of the Class A shares reflects the performance of the Service Class shares, adjusted to reflect Class A expenses.

                                          NATIONAL TAX-FREE MONEY MARKET FUND 19

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)



 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees                      0.10%
  Distribution (12b-1) Fees            0.00%
  Other Expenses/1,2/                  0.55%
  TOTAL ANNUAL FUND                    0.65%
  OPERATING EXPENSES
  Fee Waivers                          0.00%
  NET EXPENSES/3/                      0.65%


1 Includes expenses payable to affiliates of Wells Fargo & Company.


2 Other Expenses have not been adjusted to take into account the Fund's participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. Such fees are not reflected in the table. Had these fees been taken into account, Other Expenses would have been 0.57%.
3 The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and


   o The Funds' operating expenses remain the same.


Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $ 66
   3 Years     $208
   5 Years     $362
  10 Years     $810

 20 NATIONAL TAX-FREE MONEY MARKET FUND

TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
10/1/1985


CLASS A
Ticker: PIVXX
Fund Number: 453


INVESTMENT OBJECTIVE
The Treasury Plus Money Market Fund seeks current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of short-term obligations issued by the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Counter-Party Risk
   o  Debt Securities Risk
   o  Issuer Risk


   o  Management Risk


   o  Market Risk
   o  Money Market Fund Risk
   o  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                              TREASURY PLUS MONEY MARKET FUND 21

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance is no guarantee of future results.

[GRAPHIC APPEARS HERE]


                                   CALENDAR YEAR RETURNS FOR CLASS A/1/
                                          AS OF 12/31 EACH YEAR
1999       2000       2001       2002       2003       2004       2005       2006       2007       2008
4.41%      5.66%      3.51%      1.20%      0.53%      0.68%      2.49%      4.37%      4.36%      1.19%



           BEST AND WORST QUARTER
  Best Quarter:       Q4    2000    1.48%
  Worst Quarter:      Q4    2008    0.03%



          The Fund's year-to-date performance through March 31, 2009, was 0.00%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.



 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2008            1 YEAR       5 YEARS       10 YEARS
 CLASS A/1/                         1.19%        2.61%          2.82%


1 Class A shares incepted on July 28, 2003. Performance shown prior to the inception of the Class A shares reflects the performance of the Service Class shares, adjusted to reflect Class A expenses.

 22 TREASURY PLUS MONEY MARKET FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)



 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees                      0.10%
  Distribution (12b-1) Fees            0.00%
  Other Expenses/1,2/                  0.54%
  TOTAL ANNUAL FUND                    0.64%
  OPERATING EXPENSES
  Fee Waivers                          0.00%
  NET EXPENSES/3,4/                    0.64%


1 Includes expenses payable to affiliates of Wells Fargo & Company.


2 Other Expenses have not been adjusted to take into account the Fund's participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. Such fees are not reflected in the table.
  Had these fees been taken into account, Other Expenses would have been 0.56%.
3 The total annual fund operating expense ratio of the Fund fell below its contractual net operating expense ratio limit for the most recent fiscal year. The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio of 0.65%. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.
4 The adviser has also voluntarily agreed to further reduce fund expenses. Such fee reduction is not reflected in the table. Had this voluntary reduction been taken into account, net fund expenses would have been 0.48%. This expense reduction is voluntary and temporary and may be revised or terminated by the adviser at any time without notice.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and


   o The Funds' operating expenses remain the same.


Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year      $ 65
   3 Years     $205
   5 Years     $357
  10 Years     $798


                                              TREASURY PLUS MONEY MARKET FUND 23

100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
12/3/1990


CLASS A
Ticker: WFTXX
Fund Number: 252


INVESTMENT OBJECTIVE
The 100% Treasury Money Market Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of short-term obligations issued by the U.S.
        Treasury.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Debt Securities Risk
   o  Issuer Risk


   o  Management Risk


   o  Market Risk
   o  Money Market Fund Risk
   o  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

 24 100% TREASURY MONEY MARKET FUND

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance is no guarantee of future results.

[GRAPHIC APPEARS HERE]


                                  CALENDAR YEAR RETURNS FOR CLASS A/1/
                                         AS OF 12/31 EACH YEAR
1999       2000       2001       2002       2003       2004       2005       2006       2007     2008
4.23%      5.42%      3.39%      1.11%      0.44%      0.62%      2.35%      4.13%      4.12%    1.15%



             BEST AND WORST QUARTER
  Best Quarter:      Q4    2000    1.40%
  Worst Quarter:     Q1    2004    0.07%



          The Fund's year-to-date performance through March 31, 2009, was 0.00%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.



 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2008            1 YEAR       5 YEARS      10 YEARS
 CLASS A/1/                         1.15%        2.46%         2.68%


1 Class A shares incepted on November 8, 1999. Performance shown prior to the inception of the Class A shares reflects the performance of the Service Class shares, adjusted to reflect Class A expenses.

                                              100% TREASURY MONEY MARKET FUND 25

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)



 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees/1/                   0.27%
  Distribution (12b-1) Fees            0.00%
  Other Expenses/2,3/                  0.55%
  TOTAL ANNUAL FUND                    0.82%
  OPERATING EXPENSES
  Fee Waivers                          0.17%
  NET EXPENSES/4,5///                  0.65%


1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.30% for the first $1 billion; 0.275% for the next $4 billion; and 0.25% for assets over $5 billion.


2 Includes expenses payable to affiliates of Wells Fargo & Company.
3 Other Expenses have not been adjusted to take into account the Fund's participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. Such fees are not reflected in the table.
  Had these fees been taken into account, Other Expenses would have been 0.56%.
4 The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.
5 The adviser has also voluntarily agreed to further reduce fund expenses. Such fee reduction is not reflected in the table. Had this voluntary reduction been taken into account, net fund expenses would have been 0.58%. This expense reduction is voluntary and temporary and may be revised or terminated by the adviser at any time without notice.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year      $ 66
   3 Years     $245
   5 Years     $438
  10 Years     $998


 26 100% TREASURY MONEY MARKET FUND

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.


CALIFORNIA MUNICIPAL     Events in California are likely to affect a Fund's investments in California municipal securities.
SECURITIES RISK          Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, housing and construction, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal securities.

COUNTER-PARTY RISK       When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the
                         Fund is exposed to the risk that the other party will not fulfill its contractual obligation.
                         Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

DEBT SECURITIES RISK     Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk.
                         Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

FOREIGN INVESTMENT RISK  Investments in foreign obligations are subject to more risks than U.S. domestic obligations.
                         These additional risks include potentially less liquidity and greater price volatility, as well as risks related to adverse political, regulatory, market or economic developments. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential. In addition, returns realized on foreign securities may be subject to high levels of foreign taxation. Direct investment in foreign securities may involve foreign withholding and other taxes; trade settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. In addition, foreign markets can and often do perform differently than U.S. markets.

ISSUER RISK              The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.


                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 27

MANAGEMENT RISK            We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.

MARKET RISK                The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets.
                           The value or liquidity of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline or become illiquid due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline or become illiquid in value simultaneously.

MINNESOTA MUNICIPAL        Events in Minnesota are likely to affect a Fund's investments in Minnesota municipal
SECURITIES RISK            securities. Although Minnesota has a relatively diverse economy, its economy relies significantly on agriculture and the manufacturing of computers, electronics and food products. Adverse conditions affecting any of these areas could have a disproportionate impact on Minnesota municipal securities.

MONEY MARKET FUND RISK     Although each Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a
                           Fund. Generally, short-term funds such as money market funds do not earn as high a level of income as funds that invest in longer-term instruments. Because the Funds invest in short-
                           term instruments, the Fund's dividend yields may be low when short-term market interest rates are low.

MUNICIPAL SECURITIES RISK  Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. A Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation may affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects.
                           Although the Funds strive to invest in municipal securities and other securities with interest that is exempt from federal income taxes, including federal AMT for certain of the Funds, some income earned by Fund investments may be subject to such taxes. The Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by a Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.

NON-DIVERSIFICATION RISK   Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer. (A
                           "diversified" investment company is required by the 1940 Act, generally, with respect to 75%
                           of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)


 28 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

REGULATORY RISK              Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

U.S. GOVERNMENT OBLIGATIONS  U.S. Government obligations include U.S. Treasury obligations issued by the U.S. Government
RISK                         and securities issued by U.S. Government agencies or government-sponsored entities. While
                             U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, securities issued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. The Government National
                             Mortgage Association (GNMA), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of
                             Veterans Affairs. U.S. Government agencies or government-sponsored entities (i.e. not backed by the full faith and credit of the U.S. Government) include the Federal National
                             Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC).
                             Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.
                             FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.


                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 29

PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------


A description of the WELLS FARGO ADVANTAGE FUNDS' policies and procedures with respect to disclosure of the WELLS FARGO ADVANTAGE FUNDS' portfolio holdings is available in the Funds' Statement of Additional Information and on the WELLS FARGO ADVANTAGE FUNDS' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.


 30 PORTFOLIO HOLDINGS INFORMATION

ORGANIZATION AND MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.


The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.


THE INVESTMENT ADVISER


Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Funds' semi-annual report for the fiscal half-year ended August 31, 2008.


Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter, custodian and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 31

THE SUB-ADVISER
The following sub-adviser performs day-to-day investment management activities for the Funds. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.
--------------------------------------------------------------------------------
WELLS CAPITAL MANAGEMENT INCORPORATED (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Funds. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

 32 ORGANIZATION AND MANAGEMENT OF THE FUNDS

INVESTMENTS IN MONEY MARKET FUND CLASS B SHARES
--------------------------------------------------------------------------------

All of the Funds in this Prospectus offer Class A shares. The Money Market Fund also offers Class B shares. Class B shares of the Money Market Fund are available only for investment in connection with non-commission purchases. Class B shares of of the Money Market Fund may also be exchanged for Class B shares of other Wells Fargo Advantage Funds (see "How to Exchange Shares") later in this Prospectus. Class B shares have a CDSC payable upon redemption that diminishes over time, and higher ongoing expenses than Class A shares. Class B shares convert to Class A shares after seven years to avoid the higher ongoing expenses assessed against Class B shares.

Please see the expenses listed for the Money Market Fund Class B shares in the Fund's table of Annual Fund Operating Expenses and the CDSC schedule below before making your investment decision. You may also wish to discuss this choice with your financial consultant.

CLASS B SHARES CDSC SCHEDULE
Money Market Fund Class B shares purchased directly will be subject to a CDSC if redeemed, rather than exchanged, within six years of the purchase date. Certain exceptions apply (see "CDSC Waivers"). The CDSC schedule for shares purchased directly is as follows:

                                     CLASS B SHARES HAVE THE FOLLOWING CDSC SCHEDULE
 REDEMPTION WITHIN      1 YEAR      2 YEARS      3 YEARS      4 YEARS      5 YEARS      6 YEARS      7 YEARS      8 YEARS
 CDSC                    5.00%        4.00%        3.00%        3.00%        2.00%        1.00%        0.00%     A shares

The CDSC percentage you pay on shares purchased prior to June 9, 2003, is applied to the lower of the NAV of the shares on the date of original purchase or the NAV of the shares on the date of redemption. For shares purchased on or after June 9, 2003, the CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). After shares are held for six years the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future ongoing expenses.

CDSC WAIVERS
o You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.

o We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory (withdrawals generally made after age 701/2 according to Internal Revenue Service (IRS) guidelines) distributions from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)

o We waive the CDSC for redemptions made in the event of the last surviving shareholder's death or for a disability suffered after purchasing shares. ("Disabled" is defined in Internal Revenue Code Section 72(m)(7).)

o We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger or effect a Fund liquidation.

o We waive the Class B CDSC for withdrawals made by former Norwest Advantage Funds shareholders in certain qualified accounts up to certain limits. (See the Statement of Additional Information for further details.)

o No CDSC is imposed on withdrawals of Class B shares that meet the following circumstances:
   o withdrawals are made by participating in the Systematic Withdrawal Plan;
     and
   o withdrawals may not exceed 10% of your Fund assets (limit for Class B shares calculated annually based on your anniversary date in the Systematic Withdrawal Plan).

We also reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another

                              INVESTMENTS IN MONEY MARKET FUND CLASS B SHARES 33
account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account. Those terms and conditions may supercede the terms and conditions discussed here. Contact your selling agent for further information.

 34 INVESTMENTS IN MONEY MARKET FUND CLASS B SHARES

COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS
--------------------------------------------------------------------------------

DISTRIBUTION PLAN
The Money Market Fund has adopted a Distribution Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act for its Class B shares. The 12b-1 Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services including ongoing compensation to selling agents. The 12b-1 Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the 12b-1 Plan. For these services, the Class B shares of the Money Market Fund pay an annual fee of 0.75% of average daily net assets.

These fees are paid out of each Fund's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than other types of sales charges.

SHAREHOLDER SERVICING PLAN
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

ADDITIONAL PAYMENTS TO DEALERS
In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.


Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).


The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling

                     COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS 35 agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.


More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the WELLS FARGO ADVANTAGE FUNDS website at www.wellsfargo.com/advantagefunds.


 36 COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS

PRICING FUND SHARES
--------------------------------------------------------------------------------


The share price (net asset value per share or NAV) for a Fund is calculated each business day. To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

We calculate the NAV at the following times each business day for the purpose of accepting purchase orders and redemption requests:



 Government Money Market      10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m., 4:00p.m. and
 Treasury Plus Money Market  5:00p.m. (ET)

 Money Market                 10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m. and 4:00p.m. (ET)

 California Tax-Free Money
Market
 Minnesota Money Market       10:00a.m., 12:00p.m. and 4:00p.m. (ET)
 National Tax-Free Money
Market

 100% Treasury Money Market   10:00a.m., 12:00p.m., 1:00p.m. and 4:00p.m. (ET)



Generally, the NAV is not calculated, and purchase and redemption orders are not accepted, on days that the New York Stock Exchange ("NYSE") is closed. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. An order will be priced at the next NAV calculated after the order is received in proper form by the Fund's transfer agent. Information on the timing of dividend accrual and settlement in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable each Fund to price its shares at $1.00 per share, although each Fund's share price may deviate from $1.00 per share.

The Board has established procedures designed to monitor each Fund's price per share. Funds Management will report to the Board any deviations of more than 0.25% from the Fund's net asset value using the amortized cost valuation method. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, including, but not limited to, establishing a net asset value per share (of less than or more than $1.00) solely by using available market quotations. See the Statement of Additional Information for further disclosure.


                                                          PRICING FUND SHARES 37

HOW TO OPEN AN ACCOUNT
--------------------------------------------------------------------------------

You can open a WELLS FARGO ADVANTAGE FUNDS account through any of the following means:

   o directly with the Fund. Complete a WELLS FARGO ADVANTAGE FUNDS application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

   o through a brokerage account with an approved selling agent; or

   o through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions.)

 38 HOW TO OPEN AN ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------

This section explains how you can buy shares directly from WELLS FARGO ADVANTAGE FUNDS. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

 MINIMUM INVESTMENTS          INITIAL PURCHASE                                     SUBSEQUENT PURCHASES
---------------------------   --------------------------------------------------   --------------------------------------
 Regular accounts               $1,000                                               $100
 IRAs, IRA rollovers, Roth        $250                                               $100
  IRAs
 UGMA/UTMA accounts                $50                                                $50
 Employer Sponsored             no minimum                                           no minimum
  Retirement
 Plans
 BUYING SHARES                 OPENING AN ACCOUNT                                   ADDING TO AN ACCOUNT
---------------------------   --------------------------------------------------   --------------------------------------
 Through Your Investment       Contact your investment representative               Contact your investment
                              --------------------------------------------------
 Representative                                                                    representative
---------------------------                                                        ------
 By Mail                       o Complete and sign your account                     o Enclose a voided check (for
---------------------------   application.                                         checking accounts) or a deposit
                              o Mail the application with your check made          slip (savings accounts).
                              payable to the Fund to Investor Services at:         Alternatively, include a note
                                                REGULAR MAIL                       with your name, the Fund name,
                              --------------------------------------------------
                                        WELLS FARGO ADVANTAGE FUNDS                and your account number.
                                               P.O. Box 8266                       o Mail the deposit slip or note
                                           Boston, MA 02266-8266                   with your check made payable
                                                                                   to the Fund to the address on
                                               OVERNIGHT ONLY                      the left.
                              --------------------------------------------------   --------------------------------------

                                        WELLS FARGO ADVANTAGE FUNDS
                                            c/o Boston Financial
                                                30 Dan Road
                                           Canton, MA 02021-2809
                              --------------------------------------------------
 By Telephone                  A new account may not be opened by                   To buy additional shares or to buy
---------------------------
                              telephone unless you have another Wells              shares of a new Fund call:
                              Fargo Advantage Fund account with your               o Investor Services at
                              bank information on file. If you do not              1-800-222-8222 or
                              currently have an account, refer to the section      o 1-800-368-7550 for the
                              on buying shares by mail or wire.                    automated phone system
                              --------------------------------------------------   --------------------------------------
 In Person                     Investors are welcome to visit the Investor          See instructions shown to the left.
---------------------------                                                        --------------------------------------
                              Center in person to ask questions or conduct
                              any Fund transaction. The Investor Center is
                              located at 100 Heritage Reserve, Menomonee
                              Falls, Wisconsin 53051.
                              --------------------------------------------------

                                                            HOW TO BUY SHARES 39

 BUYING SHARES
--------------------------------------------------------------------------------------------------------
                  OPENING AN ACCOUNT                                  ADDING TO AN ACCOUNT
                 -------------------------------------------------   ---------------------------------------
 By Wire                                                              To buy additional shares, instruct
--------------                                                       your bank or financial institution to
                  o Complete, sign and mail your account             use the same wire instructions
                 application (refer to the section on buying         shown to the left.
                 shares by mail)
                                                                     --------------------------------------
                 o Provide the following instructions to your
                 financial institution:
                 State Street Bank & Trust
                 Boston, MA
                 Bank Routing Number: ABA 011000028
                 Wire Purchase Account: 9905-437-1
                 Attention: WELLS FARGO ADVANTAGE FUNDS
                 (Name of Fund, Account
                 Number and any applicable
                 share class)
                 Account Name: Provide your
                 name as registered on the
                 Fund account
                 -------------------------------------------------
 By Internet      The maximum initial online purchase is              o To buy additional shares or buy
--------------   $25,000. A new account may not be opened            shares of a new Fund, visit our
                 by Internet unless you have another Wells           Web site at
                 Fargo Advantage Fund account with your              www.wellsfargo.com/
                 bank information on file. If you do not             advantagefunds.
                 currently have an account, refer to the section
                 on buying shares by mail or wire.                   o Subsequent online purchases
                 -------------------------------------------------   have a minimum of $100 and a
                                                                     maximum of $100,000. You may
                                                                     be eligible for an exception to
                                                                     this maximum. Please call
                                                                     Investor Services at 1-800-222-
                                                                     8222 for more information.
                                                                     --------------------------------------


GENERAL NOTES FOR BUYING SHARES


   o PROPER FORM. If the transfer agent receives your application in proper order before the Fund's NAV is calculated, your transactions will be priced at the next calculated NAV. If your application is received after the Fund's last intra-day NAV is calculated, it will be priced at the next business day's first calculated NAV. Failure to complete an account application properly may result in a delay in processing your request. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund's custodian.


   o U.S. DOLLARS ONLY. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks. It is expected that purchases in the form of investment checks do not accrue dividends until the next business day after receipt.

   o INSUFFICIENT FUNDS. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid. In the event that your purchase amount is not received by the close of the Federal Funds wire for purchases by wire or Electronic Funds Transfer, we reserve the right to hold you responsible for any losses, expenses or fees incurred by the Fund, its transfer agent or its custodian.

   o NO FUND NAMED. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

 40 HOW TO BUY SHARES

   o RIGHT TO REFUSE AN ORDER. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

   o MINIMUM INITIAL AND SUBSEQUENT INVESTMENT WAIVERS. We allow a reduced minimum initial investment of $50 if you sign up for at least a $50 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart, you may make reduced subsequent purchases for a minimum of $50 a month through an automatic investment plan. We may waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and applications for the program through which you intend to invest.

   o EARNINGS DISTRIBUTIONS. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund's custodian. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds wire, which is normally 6:00 p.m. (ET), dividends will accrue as follows:

 IF A PROPER ORDER IS
  RECEIVED:                    DIVIDENDS BEGIN TO ACCRUE:
  California Tax-Free Money
  Market
  Minnesota Money Market
  National Tax-Free Money
  Market
  o By 12:00 p.m. (ET)         Same Business Day
  o After 12:00 p.m. (ET)      Next Business Day
----------------------------- -----------------------------
  100% Treasury Money Market
  o By 1:00 p.m. (ET)          Same Business Day
  o After 1:00 p.m. (ET)       Next Business Day
----------------------------- -----------------------------
  Money Market
  o By 3:00 p.m. (ET)          Same Business Day
  o After 3:00 p.m. (ET)       Next Business Day
----------------------------- -----------------------------
  Government Money Market
  Treasury Plus Money Market
  o By 5:00 p.m. (ET)          Same Business Day
  o After 5:00 p.m. (ET)       Next Business Day

----------------------------- -----------------------------

                                                            HOW TO BUY SHARES 41

HOW TO SELL SHARES
--------------------------------------------------------------------------------

The following section explains how you can sell shares held directly through an account with WELLS FARGO ADVANTAGE FUNDS. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

 SELLING SHARES              TO SELL SOME OR ALL OF YOUR SHARES
-------------------------   ----------------------------------------------------------------------
 Minimum Redemption          $100 (or remainder of account balance)
-------------------------   ---------------------------------------------------------------------
 Through Your Investment     Contact your investment representative
-------------------------   ----------------------------------------------------------------------
  Representative
-------------------------
 By Mail                    o Send a Letter of Instruction providing your name, account
-------------------------   number, the Fund from which you wish to redeem and the
                            dollar amount you wish to receive (or write "Full Redemption"
                            to redeem your remaining account balance) to the address
                            below.
                            o Make sure all account owners sign the request exactly as their names appear on the account application.
                            o  A medallion guarantee may be required under certain
                            circumstances (see "General Notes for Selling Shares").
                                                        REGULAR MAIL
                            ----------------------------------------------------------------------
                                                 WELLS FARGO ADVANTAGE FUNDS
                                                        P.O. Box 8266
                                                    Boston, MA 02266-8266
                                                       OVERNIGHT ONLY
                            ----------------------------------------------------------------------
                                                 WELLS FARGO ADVANTAGE FUNDS
                                                    c/o Boston Financial
                                                         30 Dan Road
                                                    Canton, MA 02021-2809
                            ----------------------------------------------------------------------
 By Wire                    o To arrange for a Federal Funds wire, call 1-800-222-8222.
-------------------------   o Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.
                            o We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so. Please contact your bank to verify any charges that it may assess for an incoming wire transfer.
                            ----------------------------------------------------------------------
 By Internet                Visit our Web site at www.wellsfargo.com/advantagefunds.
-------------------------
                            Redemptions requested on-line are limited to a minimum of $100 and a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.
                            ----------------------------------------------------------------------
 In Person                   Investors are welcome to visit the Investor Center in person to ask
-------------------------   questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls, Wisconsin
                            53051.
                            -----

 42 HOW TO SELL SHARES

 SELLING SHARES                TO SELL SOME OR ALL OF YOUR SHARES
---------------------------   ------------------------------------------------------------------
 By Telephone /               o Call an Investor Services representative at 1-800-222-8222 or
 Electronic Funds Transfer    use the automated phone system 1-800-368-7550.
(EFT)                         o Telephone privileges are automatically made available to you unless you specifically decline them on your account
                              application or subsequently in writing.
                              o Redemption requests may not be made by phone if the
                              address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).
                              o A check will be mailed to the address on record (if there have been no changes communicated to us within the last 15 days)
                              or transferred to a linked bank account.
                              o Transfers made to a Wells Fargo Bank account are made
                              available sooner than transfers to an unaffiliated institution.
                              o Redemptions processed by EFT to a linked Wells Fargo Bank account, and received by the deadlines listed in the
                              "Redemption Orders" section below, will occur same day for
                              Wells Fargo Advantage money market funds.
                              o Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.
                              NOTE: Telephone transactions such as redemption requests
                              made over the phone generally require only one of the
                              account owners to call unless you have instructed us
                              otherwise.
---------------------------   -----------------------------------------------------------------

GENERAL NOTES FOR SELLING SHARES


   o PROPER FORM. We will process requests to sell shares at the next NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares.


   o CDSC FEES. Your redemption proceeds of Money Market Fund Class B shares are net of any applicable CDSC.

   o TELEPHONE/INTERNET REDEMPTIONS. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example, we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet. We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine. Your call may be recorded.

   o RIGHT TO DELAY PAYMENT. For the California Tax-Free Money Market Fund, Minnesota Money Market Fund, National Tax-Free Money Market Fund and the 100% Treasury Money Market Fund, we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under extraordinary circumstances. For the Government Money Market Fund, Money Market Fund and Treasury Plus Money Market Fund, we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances.

     We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated

                                                           HOW TO SELL SHARES 43
     banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

     Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Government Money Market Fund, Money Market Fund, and Treasury Plus Money Market Fund, and for longer than seven days for the California Tax-Free Money Market Fund, National Tax-Free Money Market Fund, Minnesota Money Market Fund and the 100% Treasury Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

   o RETIREMENT PLANS AND OTHER PRODUCTS. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.

   o REDEMPTION IN KIND. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

   o MEDALLION GUARANTEES. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

   o PAYMENT OF DIVIDENDS. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

   o REDEMPTION ORDERS. Wire redemptions will be processed and earn dividends as listed in the table below.

 IF A PROPER ORDER IS
  RECEIVED:                   PROCEEDS WIRED                 DIVIDENDS
---------                    ------------------------------ ------------------------------
 California Tax-Free Money
Market
 Minnesota Money Market
 National Tax-Free Money
Market
 o By 12:00 p.m. (ET)         Same Business Day              Not earned on day of request
 o After 12:00 p.m. (ET)      Next Business Day              Earned on day of request
---------------------------- ------------------------------ ------------------------------
 100% Treasury Money Market
 o By 1:00 p.m. (ET)          Same Business Day              Not earned on day of request
 o After 1:00 p.m. (ET)       Next Business Day              Earned on day of request
---------------------------- ------------------------------ ------------------------------
 Money Market
 o By 3:00 p.m. (ET)          Same Business Day              Not earned on day of request
 o After 3:00 p.m. (ET)       Next Business Day              Earned on day of request
---------------------------- ------------------------------ ------------------------------
 Government Money Market
 Treasury Plus Money Market
 o By 5:00 p.m. (ET)          Same Business Day              Not earned on day of request
 o After 5:00 p.m. (ET)       Next Business Day              Earned on day of request
---------------------------- ------------------------------ ------------------------------

 44 HOW TO SELL SHARES

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Exchanges between WELLS FARGO ADVANTAGE FUNDS involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

o In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (I.E., a Fund not closed to new accounts), with the following exception:

   o Class C shares of non-money market funds may be exchanged for Class A shares of the Wells Fargo Advantage Money Market Fund. Such exchanged Class C shares may only be re-exchanged for Class C shares of non-money market funds.

o An exchange request will be processed on the same business day, provided that both Funds are open at the same time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

o You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

o If you exchange between Class A shares of a money market Fund and Class A shares of a non-money market Fund, you will buy shares at the Public Offering Price (POP) of the new Fund unless you are otherwise eligible to buy shares at NAV.

o Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

o If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new
   Fund, unless your balance has fallen below that amount due to market conditions.

o Any exchange between two WELLS FARGO ADVANTAGE FUNDS must meet the minimum redemption and subsequent purchase amounts.

o Class B share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

FREQUENT PURCHASE AND REDEMPTION OF FUND SHARES

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into a money market Fund.


Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds' policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.


                                                       HOW TO EXCHANGE SHARES 45

ACCOUNT POLICIES
--------------------------------------------------------------------------------

AUTOMATIC PLANS


These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur and specify an amount of at least $50 for Automatic Investment Plans and at least $100 for Automatic Exchange and Systematic Withdrawal Plans. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.


o AUTOMATIC INVESTMENT PLAN - With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

o AUTOMATIC EXCHANGE PLAN - With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the "How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

o SYSTEMATIC WITHDRAWAL PLAN - With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:
   o must have a Fund account valued at $10,000 or more; and
   o must have your distributions reinvested.

o PAYROLL DIRECT DEPOSIT - With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

CHECK WRITING
Check writing is offered on the Funds' Class A shares. Checks written on your account are subject to the Funds' Prospectus and the terms and conditions in the front of the book of checks. Sign up for free check writing when you open your account or call 1-800-222-8222 to add it to an existing account. Check redemptions must be for a minimum of $500. Checks will only be honored if written against purchases made more than seven days before the check is presented for payment. Checks may not be written to close an account.

ADVANCE NOTICE OF LARGE TRANSACTIONS
We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

HOUSEHOLDING
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

RETIREMENT ACCOUNTS
We offer a wide variety of retirement accounts for individuals and institutions, including large and small businesses. Please call 1-800-222-8222 for information on:

o  Individual Retirement Plans, including traditional IRAs and Roth IRAs.

o Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually

 46 ACCOUNT POLICIES
and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary. If you sell shares from a non-IRA retirement account and you are eligible to roll the proceeds into another retirement plan, we will withhold a portion of the sale proceeds for federal income tax purposes, unless you transfer all of the proceeds to an eligible retirement plan.

SMALL ACCOUNT REDEMPTIONS
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions. Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

ELECTRONIC DELIVERY OF FUND DOCUMENTS
You may elect to receive your account statements, transaction confirmations, Fund prospectuses, shareholder reports and other Fund documents electronically. If you make this election, you will be notified by e-mail when the most recent Fund documents or statements are available for viewing and downloading on the Funds' Web site. For security reasons, online access to account statements and transaction confirmations will require the establishment of a login ID and password prior to viewing.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Funds' Web site at www.wellsfargo.com/advantagefunds. The e-mail address provided in your account application will be used to send e-mail notifications to you and should be a personal/ nonbusiness e-mail address. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by logging into your account online or by calling 1-800-359-3379.

STATEMENT INQUIRIES
Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

TRANSACTION AUTHORIZATIONS
Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor WELLS FARGO ADVANTAGE FUNDS will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                             ACCOUNT POLICIES 47

DISTRIBUTIONS
--------------------------------------------------------------------------------

The Funds declare distributions of any net investment income daily, and make such distributions monthly. The Funds make distributions of any realized net capital gains annually. Your distributions will be automatically reinvested in additional shares, unless your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Advantage Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

We offer the following distribution options. To change your current option for payment of distributions, please contact your institution or call
1-800-222-8222.

o AUTOMATIC REINVESTMENT OPTION - Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

o CHECK PAYMENT OPTION - Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

o BANK ACCOUNT PAYMENT OPTION - Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

o DIRECTED DISTRIBUTION PURCHASE OPTION - Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

 48 DISTRIBUTIONS

TAXES
--------------------------------------------------------------------------------

The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal, California and Minnesota income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. It is intended that distributions from the California Tax-Free Money Market Fund, the Minnesota Money Market Fund and the National Tax-Free Money Market Fund's net interest income from municipal obligations generally will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. It is intended that distributions of the California Tax-Free Money Market Fund's net interest income from California state and municipal obligations generally will not be subject to California individual income tax. It is intended that distributions of the Minnesota Money Market Fund's net interest income from Minnesota state and municipal obligations generally will not be subject to Minnesota individual income tax, although a portion of such distributions could be subject to the Minnesota AMT.

Distributions of ordinary income from the California Tax-Free Money Market Fund, the Minnesota Money Market Fund and the National Tax-Free Money Market Fund attributable to other sources, if any, and of ordinary income from the other Funds attributable to all sources, if any, generally will be taxable to you as ordinary income. Distributions of net investment income from the 100% Treasury Money Market Fund generally will be exempt in most jurisdictions from state and local individual income taxes, but may not be exempt from state and local corporate income and/or franchise taxes.

Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

To the extent a distribution from a Fund is taxable, such distribution generally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.

                                                                        TAXES 49

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following tables are intended to help you understand each Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period. The information, along with the report of an independent registered public accounting firm and each Fund's financial statements, is also contained in each Fund's annual report, a copy of which is available upon request.


CALIFORNIA TAX-FREE MONEY MARKET FUND
CLASS A SHARES - COMMENCED ON JANUARY 1, 1992
For a share outstanding throughout each period


                                  FEB. 28,       FEB. 29,      FEB. 28,      FEB. 28,       MARCH 31,     MARCH 31,
 FOR THE PERIOD ENDED:              2009           2008          2007         2006/1/          2005          2004
 NET ASSET VALUE, BEGINNING
  OF PERIOD                           $1.00          $1.00         $1.00         $1.00          $1.00         $1.00
 INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
  (loss)                               0.01           0.03          0.03          0.02           0.01          0.00
  Net realized and
unrealized gain (loss)
   on investments                      0.00          (0.00)         0.00          0.00           0.00          0.00
                                    -------         ------        ------        ------         ------        ------
  Total from investment
  operations                           0.01           0.03          0.03          0.02           0.01          0.00
                                    -------         ------        ------        ------         ------        ------
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                             (0.01)         (0.03)        (0.03)        (0.02)         (0.01)         0.00
  Distributions from net
  realized gain                        0.00           0.00          0.00          0.00           0.00          0.00
                                    -------         ------        ------        ------         ------        ------
  Total distributions                 (0.01)         (0.03)        (0.03)        (0.02)         (0.01)         0.00
                                    -------         ------        ------        ------         ------        ------
 NET ASSET VALUE, END OF
  PERIOD                              $1.00          $1.00         $1.00         $1.00          $1.00         $1.00
                                    =======         ======        ======        ======         ======        ======
 TOTAL RETURN/2/                       1.22%          2.85%         2.85%         1.85%          0.79%         0.36%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
  (000s)                         $3,291,922     $3,837,463    $3,064,445    $2,552,430     $2,423,170    $2,262,957
  Ratio of net investment
income (loss) to
   average net assets/3/               1.19%          2.79%         2.81%         2.01%          0.78%         0.36%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3/                         0.85%/4/       0.83%         0.84%         0.84%          0.84%         0.85%
  Waived fees and reimbursed
  expenses/3/                         (0.19)%        (0.18)%       (0.19)%       (0.19)%        (0.19)%       (0.20)%
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses/3/                         0.66%/4/       0.65%         0.65%         0.65%          0.65%         0.65%



1 The Fund changed its fiscal year-end from March 31 to February 28.
2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.



3 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:



  For the period ended:   Feb. 28, 2009
  Gross Expenses               0.84%
  Net Expenses                 0.65%


 50 FINANCIAL HIGHLIGHTS

GOVERNMENT MONEY MARKET FUND
CLASS A SHARES - COMMENCED ON NOVEMBER 8, 1999
For a share outstanding throughout each period


                                  FEB. 28,        FEB. 29,     FEB. 28,     FEB. 28,    MARCH 31,   MARCH 31,
 FOR THE PERIOD ENDED:              2009             2008         2007       2006/1/       2005        2004
 NET ASSET VALUE, BEGINNING
  OF PERIOD                           $1.00           $1.00        $1.00        $1.00       $1.00       $1.00
 INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
  (loss)                               0.01            0.04         0.05         0.03        0.01        0.00
  Net realized and
unrealized gain (loss)
   on investments                     (0.00)           0.00         0.00         0.00        0.00        0.00
                                     ------          ------       ------       ------      ------      ------
  Total from investment
  operations                           0.01            0.04         0.05         0.03        0.01        0.00
                                     ------          ------       ------       ------      ------      ------
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                             (0.01)          (0.04)       (0.05)       (0.03)      (0.01)       0.00
  Distributions from net
  realized gain                        0.00            0.00         0.00         0.00        0.00        0.00
                                     ------          ------       ------       ------      ------      ------
  Total distributions                 (0.01)          (0.04)       (0.05)       (0.03)      (0.01)       0.00
                                     ------          ------       ------       ------      ------      ------
 NET ASSET VALUE, END OF
  PERIOD                              $1.00           $1.00        $1.00        $1.00       $1.00       $1.00
                                     ======          ======       ======       ======      ======      ======
 TOTAL RETURN/2/                       1.22%           4.38%        4.61%        2.78%       1.11%       0.47%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
  (000s)                         $1,101,904      $1,921,647   $2,866,700   $1,224,209    $566,832    $365,169
  Ratio of net investment
income (loss) to
   average net assets/3/               1.29%           4.39%        4.57%        3.13%       1.17%       0.46%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3/                         0.64/4/         0.64%        0.64%        0.65%       0.65%       0.71%
  Waived fees and reimbursed
  expenses/3/                          0.00            0.00%        0.00%        0.00%       0.00%      (0.04)%
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses/3/                         0.64%/4/        0.64%        0.64%        0.65%       0.65%       0.67%



1 The Fund changed its fiscal year-end from March 31 to February 28.
2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.



3 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:



  For the period ended:   Feb. 28, 2009
  Gross Expenses              0.63%
  Net Expenses                0.63%


                                                         FINANCIAL HIGHLIGHTS 51

MINNESOTA MONEY MARKET FUND
CLASS A SHARES - COMMENCED ON AUGUST 14, 2000
For a share outstanding throughout each period


                                   FEB. 28,      FEB. 29,    FEB. 28,    FEB. 28,    MARCH 31,   MARCH 31,
 FOR THE PERIOD ENDED:               2009          2008        2007       2006/1/       2005        2004
 NET ASSET VALUE, BEGINNING
  OF PERIOD                           $1.00         $1.00       $1.00       $1.00        $1.00       $1.00
 INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
  (loss)                               0.01          0.03        0.03        0.02         0.01        0.00
  Net realized and
unrealized gain (loss)
   on investments                      0.00         (0.00)       0.00        0.00         0.00        0.00
                                    -------        ------      ------      ------       ------      ------
  Total from investment
  operations                           0.01          0.03        0.03        0.02         0.01        0.00
                                    -------        ------      ------      ------       ------      ------
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                             (0.01)        (0.03)      (0.03)      (0.02)       (0.01)       0.00
  Distributions from net
  realized gain                        0.00          0.00        0.00        0.00         0.00        0.00
                                    -------        ------      ------      ------       ------      ------
  Total distributions                 (0.01)        (0.03)      (0.03)      (0.02)       (0.01)       0.00
                                    -------        ------      ------      ------       ------      ------
 NET ASSET VALUE, END OF
  PERIOD                              $1.00         $1.00       $1.00       $1.00        $1.00       $1.00
                                    =======        ======      ======      ======       ======      ======
 TOTAL RETURN/2/                       1.24%         2.77%       2.78%       1.75%        0.68%       0.28%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
  (000s)                           $179,690      $182,601    $118,011    $138,917     $119,148    $117,237
  Ratio of net investment
income (loss) to
   average net assets/3/               1.22%         2.71%       2.73%       1.90%        0.66%       0.28%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3/                         0.90%/4/      0.88%       0.90%       0.88%        0.89%       0.90%
  Waived fees and reimbursed
  expenses/3/                         (0.08)%       (0.08)%     (0.10)%     (0.08)%      (0.09)%     (0.10)%
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses/3/                         0.82%/4/      0.80%       0.80%       0.80%        0.80%       0.80%



1 The Fund changed its fiscal year-end from March 31 to February 28.
2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.



3 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:



  For the period ended:   Feb. 28, 2009
  Gross Expenses              0.88%
  Net Expenses                0.80%


 52 FINANCIAL HIGHLIGHTS

MONEY MARKET FUND
CLASS A SHARES - COMMENCED ON JULY 1, 1992
For a share outstanding throughout each period


                                    FEB. 28,         FEB. 29,      FEB. 28,      FEB. 28,      MARCH 31,     MARCH 31,
 FOR THE PERIOD ENDED:               2009              2008           2007        2006/1/        2005          2004
 NET ASSET VALUE, BEGINNING
  OF PERIOD                             $1.00            $1.00         $1.00         $1.00         $1.00         $1.00
 INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
  (loss)                                 0.02             0.04          0.04          0.03          0.01          0.00
  Net realized and
unrealized gain (loss)
   on investments                        0.00            (0.00)         0.00          0.00          0.00          0.00
                                      -------           ------        ------        ------        ------        ------
  Total from investment
  operations                             0.02             0.04          0.04          0.03          0.01          0.00
                                      -------           ------        ------        ------        ------        ------
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                               (0.02)           (0.04)        (0.04)        (0.03)        (0.01)         0.00
  Distributions from net
  realized gain                          0.00             0.00          0.00          0.00          0.00          0.00
                                      -------           ------        ------        ------        ------        ------
  Total distributions                   (0.02)           (0.04)        (0.04)        (0.03)        (0.01)         0.00
                                      -------           ------        ------        ------        ------        ------
 NET ASSET VALUE, END OF
  PERIOD                                $1.00            $1.00         $1.00         $1.00         $1.00         $1.00
                                      =======           ======        ======        ======        ======        ======
 TOTAL RETURN/2/                         1.74%            4.48%         4.54%         2.69%         1.03%         0.41%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
  (000s)                           $8,894,795      $11,659,129    $8,430,922    $6,580,685    $5,268,694    $5,694,911
  Ratio of net investment
income (loss) to
   average net assets/3/                 1.75%            4.37%         4.46%         2.96%         1.02%         0.41%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3/                           0.83%/4/         0.81%         0.82%         0.83%         0.87%         0.93%
  Waived fees and reimbursed
  expenses/3/                           (0.04)%          (0.05)%       (0.06)%       (0.07)%       (0.11)%       (0.17)%
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses/3/                           0.79%/4/         0.76%         0.76%         0.76%         0.76%         0.76%


1 The Fund changed its fiscal year-end from March 31 to February 28.


2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.



3 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:



  For the period ended:   Feb. 28, 2009
  Gross Expenses              0.80%
  Net Expenses                0.76%



                                                         FINANCIAL HIGHLIGHTS 53

MONEY MARKET FUND
CLASS B SHARES - COMMENCED ON MAY 25, 1995


                                    FEB. 28,        FEB. 29,      FEB. 28,       FEB. 28,     MARCH 31,     MARCH 31,
 FOR THE PERIOD ENDED:               2009             2008          2007         2006/1/        2005          2004
 NET ASSET VALUE, BEGINNING
  OF PERIOD                             $1.00           $1.00         $1.00         $1.00         $1.00         $1.00
 INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
  (loss)                                 0.01            0.04          0.04          0.02          0.00          0.00
  Net realized and
unrealized gain (loss)
   on investments                        0.00           (0.00)         0.00          0.00          0.00          0.00
                                      -------          ------        ------        ------        ------        ------
  Total from investment
  operations                             0.01            0.04          0.04          0.02          0.00          0.00
                                      -------          ------        ------        ------        ------        ------
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                               (0.01)          (0.04)        (0.04)        (0.02)         0.00          0.00
  Distributions from net
  realized gain                          0.00            0.00          0.00          0.00          0.00          0.00
                                      -------          ------        ------        ------        ------        ------
  Total distributions                   (0.01)          (0.04)        (0.04)        (0.02)         0.00          0.00
                                      -------          ------        ------        ------        ------        ------
 NET ASSET VALUE, END OF
  PERIOD                                $1.00           $1.00         $1.00         $1.00         $1.00         $1.00
                                      =======          ======        ======        ======        ======        ======
 TOTAL RETURN/2/                         1.03%           3.71%         3.76%         1.99%         0.44%         0.12%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
  (000s)                           $1,238,714      $1,438,346    $1,431,103    $1,264,470    $1,293,680    $1,591,061
  Ratio of net investment
income (loss) to
   average net assets/3/                 1.04%           3.66%         3.70%         2.16%         0.41%         0.12%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3/                           1.58%/4/        1.57%         1.57%         1.58%         1.62%         1.68%
  Waived fees and reimbursed
  expenses/3/                           (0.09)%         (0.06)%       (0.06)%       (0.07)%       (0.28)%       (0.63)%
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses/3/                           1.49%/4/        1.51%         1.51%         1.51%         1.34%         1.05%


1 The Fund changed its fiscal year-end from March 31 to February 28.


2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.



3 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:



  For the period ended:   Feb. 28, 2009
  Gross Expenses              1.55%
  Net Expenses                1.46%


 54 FINANCIAL HIGHLIGHTS

NATIONAL TAX-FREE MONEY MARKET FUND
CLASS A SHARES - COMMENCED ON JULY 28, 2003
For a share outstanding throughout each period


                                    FEB. 28,        FEB. 29,     FEB. 28,        FEB. 28,     MARCH 31,   MARCH 31,
 FOR THE PERIOD ENDED:                2009             2008        2007           2006/2/        2005      2004/1/
 NET ASSET VALUE, BEGINNING
  OF PERIOD                             $1.00           $1.00        $1.00           $1.00        $1.00       $1.00
 INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
  (loss)                                 0.01            0.03         0.03            0.02         0.01        0.00
  Net realized and
unrealized gain (loss)on
   investments                          (0.00)          (0.00)        0.00            0.00         0.00        0.00
                                      -------          ------       ------          ------       ------      ------
  Total from investment
  operations                             0.01            0.03         0.03            0.02         0.01        0.00
                                      -------          ------       ------          ------       ------      ------
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                               (0.01)          (0.03)       (0.03)          (0.02)       (0.01)       0.00
  Distributions from net
  realized gain                          0.00            0.00         0.00            0.00         0.00        0.00
                                      -------          ------       ------          ------       ------      ------
  Total distributions                   (0.01)          (0.03)       (0.03)          (0.02)       (0.01)       0.00
                                      -------          ------       ------          ------       ------      ------
 NET ASSET VALUE, END OF
  PERIOD                                $1.00           $1.00        $1.00           $1.00        $1.00       $1.00
                                      =======          ======       ======          ======       ======      ======
 TOTAL RETURN/3/                         1.32%           2.91%        2.92%           1.89%        0.82%       0.25%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
  (000s)                           $1,568,362      $1,562,483   $1,164,801      $1,001,084     $712,405    $621,663
  Ratio of net investment
income (loss) to
   average net assets/4/                 1.27%           2.86%        2.89%           2.07%        0.80%       0.37%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/4/                           0.67%/6/        0.65%        0.65%           0.66%        0.65%       0.65%
  Waived fees and reimbursed
  expenses/4/                            0.00%           0.00%        0.00%/5/       (0.01)%       0.00%       0.00%
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses/4/                           0.67%/6/        0.65%        0.65%           0.65%        0.65%       0.65%



1 For the period July 28, 2003, (commencement of operations) to March 31, 2004. 2 The Fund changed its fiscal year-end from March 31 to February 28.
3 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.



4 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Amount calculated is less than 0.005%.
6 The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:



  For the period ended:   Feb. 28, 2009
  Gross Expenses              0.65%
  Net Expenses                0.65%


                                                         FINANCIAL HIGHLIGHTS 55

TREASURY PLUS MONEY MARKET FUND
CLASS A SHARES - COMMENCED ON JULY 28, 2003
For a share outstanding throughout each period


                                    FEB. 28,        FEB. 29,          FEB. 28,        FEB. 28,     MARCH 31,     MARCH 31,
 FOR THE PERIOD ENDED:               2009             2008              2007           2006/2/        2005        2004/1/
 NET ASSET VALUE, BEGINNING             $1.00           $1.00             $1.00           $1.00        $1.00         $1.00
  OF PERIOD
 INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                  0.01            0.04              0.04            0.03         0.01          0.00
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                        0.00           (0.00)             0.00            0.00         0.00          0.00
                                      -------          ------            ------          ------       ------        ------
  Total from investment                  0.01            0.04              0.04            0.03         0.01          0.00
                                      -------          ------            ------          ------       ------        ------
  operations
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                               (0.01)          (0.04)            (0.04)          (0.03)       (0.01)         0.00
  Distributions from net                 0.00            0.00              0.00            0.00         0.00          0.00
                                      -------          ------            ------          ------       ------        ------
  realized gain
  Total distributions                   (0.01)          (0.04)            (0.04)          (0.03)       (0.01)         0.00
                                      -------          ------            ------          ------       ------        ------
 NET ASSET VALUE, END OF                $1.00           $1.00             $1.00           $1.00        $1.00         $1.00
                                      =======          ======            ======          ======       ======        ======
  PERIOD
 TOTAL RETURN/3/                         0.79%           3.99%             4.54%           2.64%        1.02%         0.26%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period        $2,482,147      $2,636,076        $2,891,708      $2,773,558   $2,496,955    $2,457,864
  (000s)
  Ratio of net investment
income (loss) to
   average net assets/4/                 0.75%           3.95%             4.46%           2.87%        1.02%         0.39%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/4/                           0.66%/6/        0.65%             0.65%           0.65%        0.66%         0.66%
  Waived fees and reimbursed            (0.18)%          0.00%             0.00%/5/        0.00%       (0.01)%       (0.01)%
  expenses/4/
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses/4/                           0.48%/6/        0.65%             0.65%           0.65%        0.65%         0.65%



1 For the period July 28, 2003, (commencement of operations) to march 31, 2004. 2 The Fund changed its fiscal year-end from March 31 to February 28.
3 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Amount calculated is less than 0.005%.
6 The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:



  For the period ended:   Feb. 28, 2009
  Gross Expenses              0.64%
  Net Expenses                0.46%


 56 FINANCIAL HIGHLIGHTS

100% TREASURY MONEY MARKET FUND
CLASS A SHARES - COMMENCED ON NOVEMBER 8, 1999
For a share outstanding throughout each period


                                    FEB. 28,      FEB. 29,    FEB. 28,    FEB. 28,    MARCH 31,    MARCH 31,
 FOR THE PERIOD ENDED:                2009          2008        2007       2006/1/       2005         2004
 NET ASSET VALUE, BEGINNING            $1.00         $1.00       $1.00       $1.00        $1.00        $1.00
  OF PERIOD
 INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                 0.01          0.04        0.04        0.02         0.01         0.00
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                       0.00         (0.00)       0.00        0.00         0.00         0.00
                                     -------        ------      ------      ------       ------       ------
  Total from investment                 0.01          0.04        0.04        0.02         0.01         0.00
                                     -------        ------      ------      ------       ------       ------
  operations
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                              (0.01)        (0.04)      (0.04)      (0.02)       (0.01)        0.00
  Distributions from net                0.00          0.00        0.00        0.00         0.00         0.00
                                     -------        ------      ------      ------       ------       ------
  realized gain
  Total distributions                  (0.01)        (0.04)      (0.04)      (0.02)       (0.01)        0.00
                                     -------        ------      ------      ------       ------       ------
 NET ASSET VALUE, END OF               $1.00         $1.00       $1.00       $1.00        $1.00        $1.00
                                     =======        ======      ======      ======       ======       ======
  PERIOD
 TOTAL RETURN/2/                        0.74%         3.81%       4.29%       2.50%        0.96%        0.36%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period         $306,451      $298,220    $256,430    $201,384     $160,233     $162,883
  (000s)
  Ratio of net investment
income (loss) to
   average net assets/3/                0.68%         3.75%       4.23%       2.72%        0.94%        0.37%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3/                          0.83%/4/      0.83%       0.84%       0.83%        0.86%        0.90%
  Waived fees and reimbursed           (0.25)%       (0.18)%     (0.19)%     (0.18)%      (0.21)%      (0.25)%
  expenses/3/
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses/3/                          0.58%/4/      0.65%       0.65%       0.65%        0.65%        0.65%



1 The Fund changed its fiscal year-end from March 31 to February 28.
2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.



3 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:



  For the period ended:   Feb. 28, 2009
  Gross Expenses              0.82%
  Net Expenses                0.57%


                                                         FINANCIAL HIGHLIGHTS 57

[GRAPHIC APPEARS HERE]





[GRAPHIC APPEARS HERE]

FOR MORE INFORMATION

More information on each Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com

By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

On the Internet:
www.wellsfargo.com/advantagefunds

From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]




                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------

                                                             079MMR/P1201 (7-09)
                                                          ICA Reg. No. 811-09253
(Copyright) 2009 Wells Fargo Funds Management, LLC. All rights reserved.

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]


                                  JULY 1, 2009


                                   Prospectus

                              Institutional Class

WELLS FARGO ADVANTAGE FUNDS (Reg. TM) - MONEY MARKET FUNDS

California Tax-Free Money Market Fund

Cash Investment Money Market Fund

Government Money Market Fund

Heritage Money Market Fund

Municipal Money Market Fund

National Tax-Free Money Market Fund

Prime Investment Money Market Fund

Treasury Plus Money Market Fund

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

THE FUNDS
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, FEES AND EXPENSES

Key Fund Information                     3
California Tax-Free Money                5
  Market Fund
Cash Investment Money Market             8
  Fund
Government Money Market Fund            11
Heritage Money Market Fund              14
Municipal Money Market Fund             17
National Tax-Free Money                 20
  Market Fund
Prime Investment Money                  23
  Market Fund
Treasury Plus Money Market              26
  Fund
Description of Principal                29
  Investment Risks
Portfolio Holdings                      32
  Information

--------------------------------------------------------------------------------

ORGANIZATION AND MANAGEMENT OF
THE FUNDS
INFORMATION ABOUT THE FUNDS' ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY

Organization and Management             33
  of the Funds
About Wells Fargo Funds Trust           33
The Investment Adviser                  33
The Sub-Adviser                         34
Dormant Multi-Manager                   34
  Arrangement

--------------------------------------------------------------------------------

YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO BUY, SELL AND EXCHANGE FUND SHARES

Compensation to Dealers and             35
  Shareholder
   Servicing Agents
Pricing Fund Shares                     36
How to Buy Shares                       37
How to Sell Shares                      39
How to Exchange Shares                  41
Account Policies                        42

--------------------------------------------------------------------------------

OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS

Distributions                           43
Taxes                                   43
Financial Highlights                    44
For More Information            Back Cover

Please find WELLS FARGO ADVANTAGE FUNDS' PRIVACY POLICY inside the back cover of this Prospectus.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202)371-8300.

KEY FUND INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains information about certain Funds within the WELLS FARGO ADVANTAGE FUNDS (Reg. TM) family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management) or the sub-adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS AND PRINCIPAL INVESTMENT STRATEGIES The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

o  what the Fund is trying to achieve;

o  how we intend to invest your money; and

o what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Government Money Market Fund and Treasury Plus Money Market Fund disclosed in each Fund's "Principal Investments" section may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice. The investment policies of the California Tax-Free Money Market Fund, Municipal Money Market Fund, and National Tax-Free Money Market Fund concerning "80% of the Fund's net assets" may only be changed with shareholder approval.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

                                                          KEY FUND INFORMATION 3

--------------------------------------------------------------------------------
ABOUT WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
All Wells Fargo Advantage Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements.

All Wells Fargo Advantage Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, which provides that:
   o Each Fund will seek to maintain a net asset value of $1.00 per share.
   o Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.
   o The dollar-weighted average maturity of each Fund will be 90 days or less.
   o Each Fund will invest only in U.S. dollar-denominated securities.
   o Each Fund will value its assets based on the total market value of all of the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Under normal circumstances, the Funds will invest the majority of their assets in First Tier securities. Consistent with Rule 2a-7, a First Tier security is any security that has received the highest possible short-term rating for debt obligations from any two nationally recognized statistical rating organizations (NRSRO), has received one such rating if rated by only one NRSRO, or is deemed by us to be of comparable quality if unrated. A Government security is considered a First Tier security.

--------------------------------------------------------------------------------


TEMPORARY GUARANTEE PROGRAM
On March 31, 2009, the U.S. Department of the Treasury (the "Treasury") announced a second extension of the Temporary Guarantee Program for Money Market Funds beginning on May 1, 2009 through September 18, 2009 (the "Extended Program"). On April 8, 2009, the Board of Trustees of Wells Fargo Funds Trust and Wells Fargo Variable Trust (collectively, the "Board") unanimously approved the participation of each money market fund in the Extended Program, except for the Treasury Plus Money Market Fund and 100% Treasury Money Market Fund (the "Funds").

Consistent with the Funds' participation in the initial three-month term and the first extension, the Extended Program applies only to shareholders of record of each Fund as of September 19, 2008. Subject to certain conditions and limitations, in the event that the market-based net asset value per share of a Fund falls below $0.995 and the Fund liquidates its holdings, any shares held by an investor in the Fund as of the close of business on September 19, 2008, or held by the investor when the market-based net asset value per share of the Fund falls below $0.995, whichever is less, are insured against loss under the Extended Program. Shares acquired by investors after September 19, 2008 are generally not eligible for protection under the Extended Program.

Participation in the Extended Program required a payment to the Treasury in the amount of either 0.015% or 0.023%, depending upon the market-based net asset value of a Fund as of September 19, 2008 (the "Program Participation Payment"). The Board has determined that the Program Participation Payment is an extraordinary expense that will be borne by each Fund without regard to the expense cap currently in effect for such Fund. The Program Participation Payment is borne by the current assets of each Fund as a whole, notwithstanding that the Extended Program applies to only shareholders of record as of September 19, 2008, as described above.


 4 KEY FUND INFORMATION

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
1/1/1992


INSTITUTIONAL CLASS
Ticker: WCTXX
Fund Number: 3163


INVESTMENT OBJECTIVE
The California Tax-Free Money Market Fund seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS

Under normal circumstances, we invest:

o  exclusively in high-quality, short-term money market instruments; and
o at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax, federal income tax and federal alternative minimum tax (AMT).

We may also invest:

o  up to 20% of the Fund's net assets in municipal obligations that pay interest subject to federal AMT.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from federal income tax, including federal AMT, and California individual income tax. We will only purchase First Tier securities. The Fund is considered to be non-diversified.

We invest principally in municipal obligations that pay interest exempt from California individual income tax, federal income tax and federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and federal income tax however, it is possible that the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax, federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax, federal income tax or federal AMT. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.
--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS

The Fund is primarily subject to the risks mentioned below.

   o  California Municipal Securities Risk
   o  Debt Securities Risk
   o  Issuer Risk


   o  Management Risk


   o  Market Risk

   o  Money Market Fund Risk
   o  Municipal Securities Risk
   o  Non-Diversification Risk
   o  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                         CALIFORNIA TAX-FREE MONEY MARKET FUND 5

--------------------------------------------------------------------------------
PERFORMANCE

The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance is no guarantee of future results.

[GRAPHIC APPEARS HERE]


              CALENDAR YEAR RETURNS FOR THE INSTITUTIONAL CLASS/1/
                              AS OF 12/31 EACH YEAR
1999    2000    2001    2002    2003    2004    2005    2006    2007    2008
2.44%   3.26%   2.11%   1.02%   0.59%   0.78%   1.96%   2.97%   3.18%   1.95%



           BEST AND WORST QUARTER
  Best Quarter:    Q4    2000   0.87%
  Worst Quarter:   Q3    2003   0.11%



          The Fund's year-to-date performance through March 31, 2009, was 0.12%. To obtain a current 7-day yield for the Fund call toll-free 1-800-260-5969.



 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2008         1 YEAR   5 YEARS   10 YEARS
 INSTITUTIONAL CLASS/1/         1.95%    2.16%      2.02%



1 Institutional Class shares incepted on March 31, 2008. Performance shown since November 8, 1999 for the Institutional Class shares reflects the performance of the Service Class shares, and includes expenses that are not applicable to and higher than those of the Institutional Class shares. Performance shown prior to November 8, 1999 for the Institutional Class shares reflects the performance of the Class A shares and includes expenses that are not applicable to and higher than those of the Institutional Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower.


 6 CALIFORNIA TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from
  your investments)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)



 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees/1/                   0.28%
  Distribution (12b-1) Fees            0.00%
  Other Expenses/2,3/                  0.16%
  TOTAL ANNUAL FUND                    0.44%
  OPERATING EXPENSES
  Fee Waivers                          0.24%
  NET EXPENSES/4/                      0.20%


1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.30% for the first $1 billion; 0.275% for the next $4 billion; and 0.25% for assets over $5 billion.
2 Includes expenses payable to affiliates of Wells Fargo & Company.


3 Other Expenses have not been adjusted to take into account the Fund's participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. Such fees are not reflected in the table. Had these fees been taken into account, Other Expenses would have been 0.18%.
4 The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year      $ 20
   3 Years     $117
   5 Years     $222
  10 Years     $531


                                         CALIFORNIA TAX-FREE MONEY MARKET FUND 7

CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
10/14/1987


INSTITUTIONAL CLASS
Ticker: WFIXX
Fund Number: 451


INVESTMENT OBJECTIVE
The Cash Investment Money Market Fund seeks current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term, U.S. dollar-denominated money market instruments. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Counter-Party Risk
   o  Debt Securities Risk
   o  Foreign Investment Risk
   o  Issuer Risk


   o  Management Risk


   o  Market Risk
   o  Money Market Fund Risk
   o  Regulatory Risk
   o  U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

 8 CASH INVESTMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance is no guarantee of future results.

[GRAPHIC APPEARS HERE]


              CALENDAR YEAR RETURNS FOR THE INSTITUTIONAL CLASS/1/
                              AS OF 12/31 EACH YEAR
1999    2000    2001    2002    2003    2004    2005    2006    2007    2008
4.95%   6.41%   4.27%   1.72%   1.04%   1.26%   3.10%   4.95%   5.25%   2.82%



             BEST AND WORST QUARTER
  Best Quarter:    Q4    2000   1.64%
  Worst Quarter:   Q2    2004   0.23%



          The Fund's year-to-date performance through March 31, 2009, was 0.24%. To obtain a current 7-day yield for the Fund call toll-free 1-800-260-5969.



 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2008         1 YEAR   5 YEARS   10 YEARS
 INSTITUTIONAL CLASS/1/         2.82%    3.47%      3.56%


1 Institutional Class shares incepted on November 8, 1999. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Service Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

                                             CASH INVESTMENT MONEY MARKET FUND 9

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from
  your investments)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)



 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees                      0.10%
  Distribution (12b-1) Fees            0.00%
  Other Expenses/1,2/                  0.15%
  TOTAL ANNUAL FUND                    0.25%
  OPERATING EXPENSES
  Fee Waivers                          0.05%
  NET EXPENSES/3/                      0.20%


1 Includes expenses payable to affiliates of Wells Fargo & Company.


2 Other Expenses have not been adjusted to take into account the Fund's participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. Such fees are not reflected in the table. Had these fees been taken into account, Other Expenses would have been 0.16%.
3 The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $ 20
   3 Years     $ 75
   5 Years     $136
  10 Years     $313

 10 CASH INVESTMENT MONEY MARKET FUND

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
11/16/1987


INSTITUTIONAL CLASS
Ticker: GVIXX
Fund Number: 1751


INVESTMENT OBJECTIVE
The Government Money Market Fund seeks current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of short-term U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations. These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Counter-Party Risk
   o  Debt Securities Risk
   o  Issuer Risk


   o  Management Risk


   o  Market Risk
   o  Money Market Fund Risk
   o  Regulatory Risk
   o  U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                 GOVERNMENT MONEY MARKET FUND 11

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance is no guarantee of future results.

[GRAPHIC APPEARS HERE]


              CALENDAR YEAR RETURNS FOR THE INSTITUTIONAL CLASS/1/
                              AS OF 12/31 EACH YEAR
1999    2000    2001    2002    2003    2004    2005    2006    2007    2008
4.72%   5.99%   3.80%   1.45%   0.85%   1.22%   3.08%   4.92%   5.08%   2.18%



             BEST AND WORST QUARTER
  Best Quarter:      Q4    2000      1.54%
  Worst Quarter:     Q2    2003      0.19%



          The Fund's year-to-date performance through March 31, 2009, was 0.10%. To obtain a current 7-day yield for the Fund call toll-free 1-800-260-5969.



 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2008            1 YEAR       5 YEARS       10 YEARS
 INSTITUTIONAL CLASS/1/            2.18%        3.28%          3.31%


1 Institutional Class shares incepted on July 28, 2003. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Service Class shares, and includes expenses that are not applicable to and higher than those of the Institutional Class shares.

 12 GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from
  your investments)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)



 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees                      0.10%
  Distribution (12b-1) Fees            0.00%
  Other Expenses/1,2/                  0.14%
  TOTAL ANNUAL FUND                    0.24%
  OPERATING EXPENSES
  Fee Waivers                          0.04%
  NET EXPENSES/3/                      0.20%


1 Includes expenses payable to affiliates of Wells Fargo & Company.


2 Other Expenses have not been adjusted to take into account the Fund's participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. Such fees are not reflected in the table. Had these fees been taken into account, Other Expenses would have been 0.16%.
3 The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year      $ 20
   3 Years     $ 73
   5 Years     $131
  10 Years     $302


                                                 GOVERNMENT MONEY MARKET FUND 13

HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
6/29/1995


INSTITUTIONAL CLASS
Ticker: SHIXX
Fund Number: 3106


INVESTMENT OBJECTIVE
The Heritage Money Market Fund seeks current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term, U.S. dollar-denominated money market instruments. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Counter-Party Risk
   o  Debt Securities Risk
   o  Foreign Investment Risk
   o  Issuer Risk


   o  Management Risk


   o  Market Risk
   o  Money Market Fund Risk
   o  Regulatory Risk
   o  U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

 14 HERITAGE MONEY MARKET FUND

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance is no guarantee of future results.

[GRAPHIC APPEARS HERE]






              CALENDAR YEAR RETURNS FOR THE INSTITUTIONAL CLASS/1/
                              AS OF 12/31 EACH YEAR
1999    2000    2001    2002    2003    2004    2005    2006    2007    2008
4.96%   6.39%   4.22%   1.75%   1.07%   1.27%   3.10%   4.96%   5.24%   2.82%



             BEST AND WORST QUARTER
  Best Quarter:       Q4    2000      1.65%
  Worst Quarter:      Q1    2004      0.23%



          The Fund's year-to-date performance through March 31, 2009, was 0.23%. To obtain a current 7-day yield for the Fund call toll-free 1-800-260-5969.



 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2008            1 YEAR       5 YEARS       10 YEARS
 INSTITUTIONAL CLASS/1/            2.82%        3.47%          3.56%


1 Institutional Class shares incepted on March 31, 2000. Performance shown prior to the inception date of the Institutional Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

                                                   HERITAGE MONEY MARKET FUND 15

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from
  your investments)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)



 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees                      0.10%
  Distribution (12b-1) Fees            0.00%
  Other Expenses/1,2/                  0.15%
  TOTAL ANNUAL FUND                    0.25%
  OPERATING EXPENSES
  Fee Waivers                          0.05%
  NET EXPENSES/3/                      0.20%


1 Includes expenses payable to affiliates of Wells Fargo & Company.


2 Other Expenses have not been adjusted to take into account the Fund's participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. Such fees are not reflected in the table. Had these fees been taken into account, Other Expenses would have been 0.17%.
3 The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year      $ 20
   3 Years     $ 75
   5 Years     $136
  10 Years     $313


 16 HERITAGE MONEY MARKET FUND

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
10/23/1986


INSTITUTIONAL CLASS
Ticker: WFMXX
Fund Number: 3164


INVESTMENT OBJECTIVE


The Municipal Money Market Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS

Under normal circumstances, we invest:
o  exclusively in high-quality, short-term money market instruments; and


o at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal alternative minimum tax (AMT).


We may also invest:

o  any amount in securities that pay interest subject to federal AMT.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities. We may invest 25% or more of the Fund's total assets in industrial development bonds and in participation interests in these securities.


We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities however, it is possible that the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to federal income tax.


Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in securities, it may distribute taxable income.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS

The Fund is primarily subject to the risks mentioned below.

   o  Debt Securities Risk
   o  Issuer Risk


   o  Management Risk


   o  Market Risk

   o  Money Market Fund Risk
   o  Municipal Securities Risk
   o  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                  MUNICIPAL MONEY MARKET FUND 17

--------------------------------------------------------------------------------
PERFORMANCE

The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance is no guarantee of future results.

[GRAPHIC APPEARS HERE]






                       CALENDAR YEAR TOTAL RETURNS FOR THE INSTITUTIONAL CLASS/1/
                                         AS OF 12/31 EACH YEAR
1999       2000       2001       2002       2003       2004       2005       2006       2007     2008
3.33%      4.18%      2.91%      1.33%      0.85%      0.90%      1.89%      2.93%      3.15%    2.20%



             BEST AND WORST QUARTER
  Best Quarter:       Q2    2000      1.08%
  Worst Quarter:      Q3    2003      0.16%



          The Fund's year-to-date performance through March 31, 2009, was 0.19%. To obtain a current 7-day yield for the Fund call toll-free 1-800-260-5969.



 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2008            1 YEAR       5 YEARS       10 YEARS
 INSTITUTIONAL CLASS/1/            2.20%        2.21%          2.36%



1 Institutional Class shares incepted on March 31, 2008. Performance shown prior to the inception date of the Institutional Class shares reflects the performance of the Investor class shares, and includes expenses that are not applicable to and higher than those of the Institutional Class shares.


 18 MUNICIPAL MONEY MARKET FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from
  your investments)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)



 Annual Fund Operating
Expenses
(expenses that are deducted
  from Fund assets)
  Management Fees/1/                   0.30%
  Distribution (12b-1) Fees            0.00%
  Other Expenses/2,3/                  0.17%
  TOTAL ANNUAL FUND                    0.47%
  OPERATING EXPENSES
  Fee Waivers                          0.27%
  NET EXPENSES/4/                      0.20%


1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.30% for the first $1 billion; 0.275% for the next $4 billion; and 0.25% for assets over $5 billion.
2 Includes expenses payable to affiliates of Wells Fargo & Company.


3 Other Expenses have not been adjusted to take into account the Fund's participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. Such fees are not reflected in the table. Had these fees been taken into account, Other Expenses would have been 0.21%.
4 The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year      $ 20
   3 Years     $124
   5 Years     $236
  10 Years     $565


                                                  MUNICIPAL MONEY MARKET FUND 19

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
1/7/1988


INSTITUTIONAL CLASS
Ticker: WFNXX
Fund Number: 477


INVESTMENT OBJECTIVE
The National Tax-Free Money Market Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax (AMT).

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities; however, it is possible that the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Debt Securities Risk
   o  Issuer Risk


   o  Management Risk


   o  Market Risk

   o  Money Market Fund Risk
   o  Municipal Securities Risk
   o  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

 20 NATIONAL TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance is no guarantee of future results.

[GRAPHIC APPEARS HERE]


                         CALENDAR YEAR RETURNS FOR THE INSTITUTIONAL CLASS/1/
                                        AS OF 12/31 EACH YEAR
1999       2000       2001       2002       2003       2004       2005       2006     2007     2008
2.93%      3.97%      2.69%      1.34%      0.87%      1.05%      2.26%      3.29%    3.51%    2.11%



             BEST AND WORST QUARTER
  Best Quarter:       Q4    2000      1.04%
  Worst Quarter:      Q3    2003      0.19%



          The Fund's year-to-date performance through March 31, 2009, was 0.15%. To obtain a current 7-day yield for the Fund call toll-free 1-800-260-5969.



 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2008            1 YEAR       5 YEARS       10 YEARS
 INSTITUTIONAL CLASS/1/            2.11%        2.44%          2.40%


1 Institutional Class shares incepted on November 8, 1999. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Service Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

                                          NATIONAL TAX-FREE MONEY MARKET FUND 21

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from
  your investments)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)



 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees                      0.10%
  Distribution (12b-1) Fees            0.00%
  Other Expenses/1,2/                  0.16%
  TOTAL ANNUAL FUND                    0.26%
  OPERATING EXPENSES
  Fee Waivers                          0.06%
  NET EXPENSES/3/                      0.20%


1 Includes expenses payable to affiliates of Wells Fargo & Company.


2 Other Expenses have not been adjusted to take into account the Fund's participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. Such fees are not reflected in the table. Had these fees been taken into account, Other Expenses would have been 0.18%.
3 The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $ 20
   3 Years     $ 78
   5 Years     $140
  10 Years     $325

 22 NATIONAL TAX-FREE MONEY MARKET FUND

PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
9/2/1998


INSTITUTIONAL CLASS
Ticker: PIIXX
Fund Number: 1752


INVESTMENT OBJECTIVE
The Prime Investment Money Market Fund seeks current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term, U.S. dollar-denominated money market instruments. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Counter-Party Risk
   o  Debt Securities Risk
   o  Foreign Investment Risk
   o  Issuer Risk


   o  Management Risk


   o  Market Risk
   o  Money Market Fund Risk
   o  Regulatory Risk
   o  U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                           PRIME INVESTMENT MONEY MARKET FUND 23

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance is no guarantee of future results.

[GRAPHIC APPEARS HERE]


                          CALENDAR YEAR RETURNS FOR THE INSTITUTIONAL CLASS/1/
                                         AS OF 12/31 EACH YEAR
1999       2000       2001       2002       2003       2004       2005       2006       2007     2008
4.85%      6.08%      3.77%      1.30%      0.81%      1.22%      3.12%      4.94%      5.20%    2.71%



             BEST AND WORST QUARTER
  Best Quarter:      Q3    2000      1.56%
  Worst Quarter:     Q2    2003      0.18%



          The Fund's year-to-date performance through March 31, 2009, was 0.20%. To obtain a current 7-day yield for the Fund call toll-free 1-800-260-5969.



 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2008            1 YEAR       5 YEARS       10 YEARS
 INSTITUTIONAL CLASS/1/            2.71%        3.43%          3.38%



1 Institutional Class shares incepted on July 28, 2003. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Service Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.


 24 PRIME INVESTMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from
  your investments)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)



 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees                      0.10%
  Distribution (12b-1) Fees            0.00%
  Other Expenses/1,2/                  0.16%
  TOTAL ANNUAL FUND                    0.26%
  OPERATING EXPENSES/3/
  Fee Waivers                          0.06%
  NET EXPENSES/3,4/                    0.20%


1 Includes expenses payable to affiliates of Wells Fargo & Company.


2 Other Expenses have not been adjusted to take into account the Fund's participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. Such fees are not reflected in the table.
  Had these fees been taken into account, Other Expenses would have been 0.19%.
3 The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which does not fully reflect changes in the net operating expense ratio of the Fund.
4 The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year      $ 20
   3 Years     $ 78
   5 Years     $140
  10 Years     $325


                                           PRIME INVESTMENT MONEY MARKET FUND 25

TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
10/1/1985


INSTITUTIONAL CLASS
Ticker: PISXX
Fund Number: 793


INVESTMENT OBJECTIVE
The Treasury Plus Money Market Fund seeks current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of short-term obligations issued by the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Counter-Party Risk
   o  Debt Securities Risk
   o  Issuer Risk


   o  Management Risk


   o  Market Risk
   o  Money Market Fund Risk
   o  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

 26 TREASURY PLUS MONEY MARKET FUND

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance is no guarantee of future results.

[GRAPHIC APPEARS HERE]


                            CALENDAR YEAR RETURNS FOR THE INSTITUTIONAL CLASS
                                          AS OF 12/31 EACH YEAR
1999       2000       2001       2002       2003       2004       2005       2006       2007       2008
4.78%      6.03%      3.90%      1.61%      0.95%      1.14%      2.95%      4.84%      4.82%      1.54%



           BEST AND WORST QUARTER
  Best Quarter:       Q4    2000       1.58%
  Worst Quarter:      Q4    2008       0.05%



          The Fund's year-to-date performance through March 31, 2009, was 0.02%. To obtain a current 7-day yield for the Fund call toll-free 1-800-260-5969.



 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2008            1 YEAR       5 YEARS       10 YEARS
 INSTITUTIONAL CLASS               1.54%        3.05%          3.24%


                                              TREASURY PLUS MONEY MARKET FUND 27

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from
  your investments)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)



 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees                      0.10%
  Distribution (12b-1) Fees            0.00%
  Other Expenses/1,2/                  0.15%
  TOTAL ANNUAL FUND                    0.25%
  OPERATING EXPENSES
  Fee Waivers                          0.05%
  NET EXPENSES/3,4/                    0.20%


1 Includes expenses payable to affiliates of Wells Fargo & Company.


2 Other Expenses have not been adjusted to take into account the Fund's participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. Such fees are not reflected in the table.
  Had these fees been taken into account, Other Expenses would have been 0.17%.
3 The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.
4 The adviser has also voluntarily agreed to further reduce fund expenses. Such fee reduction is not reflected in the table. Had this voluntary reduction been taken into account, net fund expenses would have been 0.20%. This expense reduction is voluntary and temporary and may be revised or terminated by the adviser at any time without notice.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year      $ 20
   3 Years     $ 75
   5 Years     $136
  10 Years     $313


 28 TREASURY PLUS MONEY MARKET FUND

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.


CALIFORNIA MUNICIPAL         Events in California are likely to affect a Fund's investments in California municipal securities.
SECURITIES RISK              Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, housing and construction, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal securities.

COUNTER-PARTY RISK           When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the
                             Fund is exposed to the risk that the other party will not fulfill its contractual obligation.
                             Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

DEBT SECURITIES RISK         Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk.
                             Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

FOREIGN INVESTMENT RISK      Investments in foreign obligations are subject to more risks than U.S. domestic obligations.
                             These additional risks include potentially less liquidity and greater price volatility, as well as risks related to adverse political, regulatory, market or economic developments. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential. In addition, returns realized on foreign securities may be subject to high levels of foreign taxation. Direct investment in foreign securities may involve foreign withholding and other taxes; trade settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. In addition, foreign markets can and often do perform differently than U.S. markets.

ISSUER RISK                  The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.


                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 29

MANAGEMENT RISK              We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.

MARKET RISK                  The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets.
                             The value or liquidity of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline or become illiquid due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline or become illiquid in value simultaneously.

MONEY MARKET FUND RISK       Although each Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a
                             Fund. Generally, short-term funds such as money market funds do not earn as high a level of income as funds that invest in longer-term instruments. Because the Funds invest in short-
                             term instruments, the Fund's dividend yields may be low when short-term market interest rates are low.

MUNICIPAL SECURITIES RISK    Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. A Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation may affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects.
                             Although the Funds strive to invest in municipal securities and other securities with interest that is exempt from federal income taxes, including federal AMT for certain of the Funds, some income earned by Fund investments may be subject to such taxes. The Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by a Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.

NON-DIVERSIFICATION RISK     Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer. (A
                             "diversified" investment company is required by the 1940 Act, generally, with respect to 75%
                             of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)

REGULATORY RISK              Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.


 30 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

U.S. GOVERNMENT OBLIGATIONS  U.S. Government obligations include U.S. Treasury obligations issued by the U.S. Government
RISK                         and securities issued by U.S. Government agencies or government-sponsored entities. While
                             U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, securities issued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. The Government National
                             Mortgage Association (GNMA), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of
                             Veterans Affairs. U.S. Government agencies or government-sponsored entities (i.e. not backed by the full faith and credit of the U.S. Government) include the Federal National
                             Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC).
                             Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.
                             FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.


                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 31

PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------


A description of the WELLS FARGO ADVANTAGE FUNDS' policies and procedures with respect to disclosure of the WELLS FARGO ADVANTAGE FUNDS' portfolio holdings is available in the Funds' Statement of Additional Information and on the WELLS FARGO ADVANTAGE FUNDS' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.


 32 PORTFOLIO HOLDINGS INFORMATION

ORGANIZATION AND MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.


The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.


THE INVESTMENT ADVISER


Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Funds' semi-annual report for the fiscal half-year ended August 31, 2008.


Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter, custodian and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 33

THE SUB-ADVISER
The following sub-adviser performs day-to-day investment management activities for the Funds. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.
--------------------------------------------------------------------------------
WELLS CAPITAL MANAGEMENT INCORPORATED (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Funds. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

--------------------------------------------------------------------------------

DORMANT MULTI-MANAGER ARRANGEMENT
The Board has adopted a "multi-manager" arrangement for the Heritage Money Market Fund and Municipal Money Market Fund. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

 34 ORGANIZATION AND MANAGEMENT OF THE FUNDS

COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS
--------------------------------------------------------------------------------

ADDITIONAL PAYMENTS TO DEALERS
In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.


Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).


The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.


More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the WELLS FARGO ADVANTAGE FUNDS website at www.wellsfargo.com/advantagefunds.


                     COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS 35

PRICING FUND SHARES
--------------------------------------------------------------------------------



The share price (net asset value per share or NAV) for a Fund is calculated each business day. To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

We calculate the NAV at the following times each business day for the purpose of accepting purchase orders and redemption requests:



 Cash Investment Money Market
 Government Money Market
                               10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m., 4:00p.m. and
 Heritage Money Market
                               5:00p.m. (ET)
 Prime Investment Money
Market
 Treasury Plus Money Market

 California Tax-Free Money
Market
 Municipal Money Market        10:00a.m., 12:00p.m., and 4:00p.m. (ET)
 National Tax-Free Money
  Market



Generally, the NAV is not calculated, and purchase and redemption orders are not accepted, on days that the New York Stock Exchange ("NYSE") is closed. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. An order will be priced at the next NAV calculated after the order is received in proper form by the Fund's transfer agent. Information on the timing of dividend accrual and settlement in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable each Fund to price its shares at $1.00 per share, although each Fund's share price may deviate from $1.00 per share.

The Board has established procedures designed to monitor each Fund's price per share. Funds Management will report to the Board any deviations of more than 0.25% from the Fund's net asset value using the amortized cost valuation method. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, including, but not limited to, establishing a net asset value per share (of less than or more than $1.00) solely by using available market quotations. See the Statement of Additional Information for further disclosure.


 36 PRICING FUND SHARES

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Typically, shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds.

GENERAL NOTES FOR BUYING SHARES

   o MINIMUM INVESTMENTS. Institutions and other investors are required to make a minimum initial investment of $10,000,000 per Fund. There are no minimum subsequent investment requirements. The minimum initial investment may be waived or reduced in certain situations. Please see the Statement of Additional Information for details on minimum initial investment waivers.


   o PROPER FORM. If the transfer agent receives your application in proper order before the Fund's NAV is calculated, your transactions will be priced at the next calculated NAV. If your application is received after the Fund's last intra-day NAV is calculated, it will be priced at the next business day's first calculated NAV. Failure to complete an account application properly may result in a delay in processing your request. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund's custodian.


   o INSUFFICIENT FUNDS. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid. In the event that your purchase amount is not received by the close of the Federal Funds wire for purchases by wire or Electronic Funds Transfer, we reserve the right to hold you responsible for any losses, expenses or fees incurred by the Fund, its transfer agent or its custodian.

SPECIAL CONSIDERATIONS WHEN INVESTING THROUGH FINANCIAL INTERMEDIARIES:
If a financial intermediary purchases shares on your behalf, you should understand the following:

   o MINIMUM INVESTMENTS AND OTHER TERMS OF YOUR ACCOUNT. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum and subsequent investment amounts and/or earlier transaction deadlines than those stated in this Prospectus. Please consult an account representative from your financial intermediary for specifics.

   o RECORDS ARE HELD IN FINANCIAL INTERMEDIARY'S NAME. Financial intermediaries are usually the holders of record for shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.

   o PURCHASE/REDEMPTION ORDERS. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

   o SHAREHOLDER COMMUNICATIONS. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

ALL INVESTORS SHOULD UNDERSTAND THE FOLLOWING:

   o U.S. DOLLARS ONLY. All payments must be made in U.S. dollars and all checks must be drawn on U.S. banks. It is expected that purchases in the form of investment checks do not accrue dividends until the next business day after receipt.

   o RIGHT TO REFUSE AN ORDER. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

   o TRADE REQUESTS. For the benefit of the Funds, we request that trades be placed as early in the day as possible.

                                                            HOW TO BUY SHARES 37

HOW TO BUY SHARES DIRECTLY:
Institutional investors who are interested in purchasing shares directly from a Fund should contact Investor Services at 1-800-260-5969.

   o EARNINGS DISTRIBUTIONS. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds Wire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

 IF A PROPER ORDER IS
  RECEIVED:                    DIVIDENDS BEGIN TO ACCRUE:
  California Tax-Free Money
  Market
  Municipal Money Market
  National Tax-Free Money
  Market
  o By 12:00 p.m. (ET)         Same Business Day
  o After 12:00 p.m. (ET)      Next Business Day
-----------------------------  ----------------------------
  Cash Investment Money
  Market
  Government Money Market
  Heritage Money Market
  Prime Investment Money
  Market
  Treasury Plus Money Market
  o By 5:00 p.m. (ET)          Same Business Day
  o After 5:00 p.m. (ET)       Next Business Day

-----------------------------  ----------------------------

 38 HOW TO BUY SHARES

HOW TO SELL SHARES
--------------------------------------------------------------------------------

Institutional Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

 SELLING SHARES              TO SELL SOME OR ALL OF YOUR SHARES
---------------------------  ---------------------------------------------------------------------
 By Telephone /              o To speak with an investor services representative call
 Electronic Funds Transfer     1-800-260-5969 or use the automated phone system at 1-800-368-7550.
(EFT)                        o Redemptions processed by EFT to a linked Wells Fargo Bank
---------------------------    account, and received by the deadlines listed in the
                               "Redemption Orders" section below, will occur same day for
                               Wells Fargo Advantage money market funds.
                             o Transfers made to a Wells Fargo Bank Account are made
                               available sooner than transfers to an unaffiliated institution.
                             o Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.
                             NOTE: Telephone transactions such as redemption requests
                             made over the phone generally require only one of the
                             account owners to call unless you have instructed us
                             otherwise.
                             ---------------------------------------------------------------------
 By Wire                     o To arrange for a Federal Funds wire, call 1-800-260-5969.
---------------------------  o Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.
                             o We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so. Please contact your bank to verify any charges that it may assess for an incoming wire transfer.
                             ---------------------------------------------------------------------
 By Internet                 Visit our Web site at www.wellsfargo.com/advantagefunds.
---------------------------  ---------------------------------------------------------------------
 In Person                   Investors are welcome to visit the Investor Center in person to ask
---------------------------  questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls, Wisconsin
                             53051.
                             ---------------------------------------------------------------------

GENERAL NOTES FOR SELLING SHARES:


   o PROPER FORM. We will process requests to sell shares at the next NAV calculated after a request in proper form is received by the transfer agent.


   o RIGHT TO DELAY PAYMENT. For the California Tax-Free Money Market Fund, Municipal Money Market Fund and National Tax-Free Money Market Fund, we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under extraordinary circumstances. For the Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund, Prime Investment Money Market Fund and Treasury Plus Money Market Fund, we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances.

     We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to

                                                           HOW TO SELL SHARES 39
     wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

     Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund, Prime Investment Money Market Fund and Treasury Plus Money Market Fund, and for longer than seven days for the California Tax-Free Money Market Fund, Municipal Money Market Fund and National Tax-Free Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

   o REDEMPTION IN KIND. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

   o RETIREMENT PLANS AND OTHER PRODUCTS. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

   o PAYMENT OF DIVIDENDS. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

   o REDEMPTION ORDERS. Wire redemptions will be processed and earn dividends as listed in the table below.

 IF A PROPER ORDER IS
  RECEIVED:                    PROCEEDS WIRED                 DIVIDENDS
---------                      -----------------------------  -----------------------------
 California Tax-Free Money
  Market
 Municipal Money Market
 National Tax-Free Money
  Market
 o By 12:00 p.m. (ET)          Same Business Day              Not earned on day of request
 o After 12:00 p.m. (ET)       Next Business Day              Earned on day of request
-----------------------------  -----------------------------  -----------------------------
 Cash Investment Money Market
 Government Money Market
 Heritage Money Market
 Prime Investment Money
  Market
 Treasury Plus Money Market
 o By 5:00 p.m. (ET)           Same Business Day              Not earned on day of request
 o After 5:00 p.m. (ET)        Next Business Day              Earned on day of request

-----------------------------  -----------------------------  -----------------------------

 40 HOW TO SELL SHARES

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Exchanges between WELLS FARGO ADVANTAGE FUNDS involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

o In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (I.E., a Fund not closed to new accounts).

o An exchange request will be processed on the same business day, provided that both Funds are open at the same time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

o You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

o If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new
   Fund, unless your balance has fallen below that amount due to market conditions.

o Any exchange between two WELLS FARGO ADVANTAGE FUNDS must meet the minimum redemption and subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

FREQUENT PURCHASE AND REDEMPTION OF FUND SHARES

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into a money market Fund.


Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds' policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.


                                                       HOW TO EXCHANGE SHARES 41

ACCOUNT POLICIES
--------------------------------------------------------------------------------

ADVANCE NOTICE OF LARGE TRANSACTIONS
We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-260-5969 for more information.

STATEMENT INQUIRIES
Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

TRANSACTION AUTHORIZATIONS
Certain Institutions may transact through a registered clearing agency, such as the National Securities Clearing Corporation (NSCC). Clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. We use reasonable procedures to confirm that transactions through a clearing agency are genuine; we will not be liable for any losses incurred if we follow instructions we reasonably believe to be genuine. Contact us or your Institution immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account.

USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

 42 ACCOUNT POLICIES

DISTRIBUTIONS
--------------------------------------------------------------------------------

The Funds declare distributions of any net investment income daily, and make such distributions monthly. The Funds make distributions of any realized net capital gains annually. Your distributions will be automatically reinvested in additional shares, unless your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Advantage Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested. To change the current option for payment of distributions, please contact your Institution.

TAXES
--------------------------------------------------------------------------------

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. It is intended that distributions of the California Tax-Free Money Market Fund's, the Municipal Money Market Fund's and National Tax-Free Money Market Fund's net interest income from municipal obligations generally will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. It is intended that distributions of the California Tax-Free Money Market Fund's net interest income from California state and municipal obligations generally will not be subject to California individual income tax. Distributions of ordinary income from the California Tax-Free Money Market Fund, the Municipal Money Market Fund and the National Tax-Free Money Market Fund attributable to other sources, if any, and of ordinary income from the other Funds attributable to all sources, if any, generally will be taxable to you as ordinary income.

Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

To the extent a distribution from a Fund is taxable, such distributions will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.

                                                                        TAXES 43

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following tables are intended to help you understand each Fund's financial performance for the past 5 years (or for the life of a Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period. The information, along with the report of an independent registered public accounting firm and each Fund's financial statements, is also contained in each Fund's annual report, a copy of which is available upon request.

CALIFORNIA TAX-FREE MONEY MARKET FUND
INSTITUTIONAL CLASS SHARES - COMMENCED ON MARCH 31, 2008


For a share outstanding throughout each period


                                FEB. 28,
 FOR THE PERIOD ENDED:          2009/1/
 NET ASSET VALUE, BEGINNING
OF
PERIOD                             $1.00
 INCOME FROM INVESTMENT
OPERATIONS:                         0.01
  Net investment income
  (loss)                            0.00
                                --------
  Net realized and
unrealized gain
   (loss) on investments            0.01
                                --------
  Total from investment
   operations
 LESS DISTRIBUTIONS:               (0.01)
  Distributions from net
   investment income                0.00
                                --------
  Distributions from net
realized
   gain                            (0.01)
                                --------
  Total distributions              $1.00
                                ========
 NET ASSET VALUE, END OF
  PERIOD
 TOTAL RETURN/2/                    1.47%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
  (000s)                        $370,572
  Ratio of net investment
income
   (loss) to average net
  assets/3/                         1.59%
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/3/                      0.46%/4/
  Waived fees and reimbursed
   expenses/3/                     (0.24)%
  Ratio of expenses to
average
   net assets after waived
fees
   and reimbursed expenses/3/       0.22%/4/



1 For the period March 31, 2008, (commencement of operations) to February 28,
  2009.
2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.



3 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:



  For the period ended:   Feb. 28, 2009
  Gross Expenses          0.44%
  Net Expenses            0.20%


 44 FINANCIAL HIGHLIGHTS

CASH INVESTMENT MONEY MARKET FUND
INSTITUTIONAL CLASS SHARES - COMMENCED ON NOVEMBER 8, 1999
For a share outstanding throughout each period


                                       FEB. 28,        FEB. 29,      FEB. 28,      FEB. 28,      MARCH 31,     MAR. 31,
 FOR THE PERIOD ENDED:                  2009             2008          2007        2006/1/         2005          2004
 NET ASSET VALUE, BEGINNING
  OF PERIOD                                $1.00           $1.00         $1.00         $1.00         $1.00         $1.00
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income
  (loss)                                    0.02            0.05          0.05          0.03          0.02          0.01
  Net realized and
unrealized gain (loss)
   on investments                           0.00            0.00          0.00          0.00          0.00          0.00
                                          ------          ------        ------        ------        ------        ------
  Total from investment
  operations                                0.02            0.05          0.05          0.03          0.02          0.01
                                          ------          ------        ------        ------        ------        ------
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                  (0.02)          (0.05)        (0.05)        (0.03)        (0.02)        (0.01)
  Distributions from net
  realized gain                             0.00            0.00          0.00          0.00          0.00          0.00
                                          ------          ------        ------        ------        ------        ------
  Total distributions                      (0.02)          (0.05)        (0.05)        (0.03)        (0.02)        (0.01)
                                          ------          ------        ------        ------        ------        ------
 NET ASSET VALUE, END OF
  PERIOD                                   $1.00           $1.00         $1.00         $1.00         $1.00         $1.00
                                          =======         ======        ======        ======        ======        ======
 TOTAL RETURN/2/                            2.32%           5.06%         5.12%         3.21%         1.60%         0.98%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
  (000s)                             $10,132,093      $9,194,540    $7,830,847    $6,497,267    $5,998,383    $5,839,329
  Ratio of net investment
income (loss) to
   average net assets/3/                    2.28%           4.94%         5.01%         3.50%         1.61%         0.97%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3/                              0.26%/4/        0.25%         0.25%         0.25%         0.26%         0.26%
  Waived fees and reimbursed
  expenses/3/                              (0.05)%         (0.05)%       (0.05)%       (0.05)%       (0.06)%       (0.04)%
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses/3/                              0.21%/4/        0.20%         0.20%         0.20%         0.20%         0.22%


1 The Fund changed its fiscal year-end from March 31 to February 28.


2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.



3 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:



  For the period ended:   Feb. 28, 2009
  Gross Expenses          0.25%
  Net Expenses            0.20%


                                                         FINANCIAL HIGHLIGHTS 45

GOVERNMENT MONEY MARKET FUND
INSTITUTIONAL CLASS SHARES - COMMENCED ON JULY 28, 2003
For a share outstanding throughout each period


                                       FEB. 28,         FEB. 29,        FEB. 28,      FEB. 28,      MARCH 31,     MARCH 31,
 FOR THE PERIOD ENDED:                  2009             2008             2007        2006/2/         2005        2004/1/
 NET ASSET VALUE, BEGINNING
  OF PERIOD                                $1.00            $1.00          $1.00         $1.00         $1.00         $1.00
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                     0.01             0.04           0.05          0.03          0.02          0.01
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                           0.00             0.00           0.00          0.00          0.00          0.00
                                          ------           ------         ------        ------        ------        ------
  Total from investment
  operations                                0.01             0.04           0.05          0.03          0.02          0.01
                                          ------           ------         ------        ------        ------        ------
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                  (0.01)           (0.04)         (0.05)        (0.03)        (0.02)        (0.01)
  Distributions from net                    0.00             0.00           0.00          0.00          0.00          0.00
                                          ------           ------         ------        ------        ------        ------
  realized gain
  Total distributions                      (0.01)           (0.04)         (0.05)        (0.03)        (0.02)        (0.01)
                                          ------           ------         ------        ------        ------        ------
 NET ASSET VALUE, END OF                   $1.00            $1.00          $1.00         $1.00         $1.00         $1.00
                                          ======           ======         ======        ======        ======        ======
  PERIOD
 TOTAL RETURN/3/                            1.65%            4.83%          5.07%         3.19%         1.57%         0.61%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period          $42,393,921      $23,265,323     $7,766,684    $4,508,755    $3,964,854    $1,471,711
  (000s)
  Ratio of net investment
income (loss) to
   average net assets/4/                    1.42%            4.54%          5.00%         3.45%         1.66%         0.90%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/4/                              0.26%/5/         0.25%          0.25%         0.26%         0.26%         0.25%
  Waived fees and reimbursed               (0.04)%          (0.05)%        (0.05)%       (0.06)%       (0.06)%       (0.05)%
  expenses/4/
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses/4/                              0.22%/5/         0.20%          0.20%         0.20%         0.20%         0.20%



1 For the period July 28, 2003, (commencement of operations) to March 31, 2004. 2 The Fund changed its fiscal year-end from March 31 to February 28.
3 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.



4 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:



  For the period ended:   Feb. 28, 2009
  Gross Expenses          0.24%
  Net Expenses            0.20%


 46 FINANCIAL HIGHLIGHTS

HERITAGE MONEY MARKET FUND
INSTITUTIONAL CLASS SHARES - COMMENCED ON MARCH 31, 2000
For a share outstanding throughout each period


                                      FEB. 28,        FEB. 29,      FEB. 28,   FEB. 28,    OCT. 31,    OCT. 31,
 FOR THE PERIOD ENDED:                 2009             2008          2007     2006/1/       2005        2004
 NET ASSET VALUE, BEGINNING
  OF PERIOD                               $1.00           $1.00       $1.00       $1.00       $1.00       $1.00
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income
  (loss)                                   0.02            0.05        0.05        0.01        0.03        0.01
  Net realized and
unrealized gain (loss)
   on investments                          0.00            0.00        0.00        0.00        0.00        0.00
                                         ------          ------      ------      ------      ------      ------
  Total from investment
  operations                               0.02            0.05        0.05        0.01        0.03        0.01
                                         ------          ------      ------      ------      ------      ------
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                 (0.02)          (0.05)      (0.05)      (0.01)      (0.03)      (0.01)
  Distributions from net
  realized gain                            0.00            0.00        0.00        0.00        0.00        0.00
                                         ------          ------      ------      ------      ------      ------
  Total distributions                     (0.02)          (0.05)      (0.05)      (0.01)      (0.03)      (0.01)
                                         ------          ------      ------      ------      ------      ------
 NET ASSET VALUE, END OF
  PERIOD                                  $1.00           $1.00       $1.00       $1.00       $1.00       $1.00
                                         ======          ======      ======      ======      ======      ======
 TOTAL RETURN/2/                           2.32%           5.06%       5.12%       1.36%       2.75%       1.10%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
  (000s)                             $5,862,075      $1,579,225    $353,755    $419,084    $338,723    $162,280
  Ratio of net investment
income (loss) to
   average net assets/3/                   2.09%           4.77%       4.98%       4.13%       2.97%       1.07%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3/                             0.27%/4/        0.26%       0.28%       0.28%       0.28%       0.26%
  Waived fees and reimbursed
  expenses/3/                             (0.05)%         (0.06)%     (0.10)%     (0.10)%     (0.10)%     (0.08)%
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses/3/                             0.22%/4/        0.20%       0.18%       0.18%       0.18%       0.18%



1 The Fund changed its fiscal year-end from October 31 to February 28.
2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.



3 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:



  For the period ended:   Feb. 28, 2009
  Gross Expenses          0.25%
  Net Expenses            0.20%


                                                         FINANCIAL HIGHLIGHTS 47

MUNICIPAL MONEY MARKET FUND


INSTITUTIONAL CLASS SHARES-COMMENCED ON MARCH 31, 2008


For a share outstanding throughout each period


                                      FEB. 28,
 FOR THE PERIOD ENDED:                2009/1/
 NET ASSET VALUE, BEGINNING
OF
PERIOD                                  $1.00
 INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income
  (loss)                                 0.02
  Net realized and
unrealized gain
   (loss) on investments                 0.00
                                      -------
  Total from investment
   operations                            0.02
                                      -------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                    (0.02)
  Distributions from net
realized
   gain                                  0.00
                                     --------
  Total distributions                   (0.02)
                                     --------
 NET ASSET VALUE, END OF
  PERIOD                                $1.00
                                     ========
 TOTAL RETURN/2/                         1.77%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
  (000s)                              $49,671
  Ratio of net investment
income
   (loss) to average net
  assets/3/                              2.18%
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/3/                           0.51%/4/
  Waived fees and reimbursed
   expenses/3/                          (0.27)%
  Ratio of expenses to
average
   net assets after waived
fees
   and reimbursed expenses/3/            0.24%/4/



1 For the period March 31, 2008, (commencement of operations) to February 28,
  2009.



2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.



3 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:



  For the period ended:   Feb. 28, 2009
  Gross Expenses          0.47%
  Net Expenses            0.20%


 48 FINANCIAL HIGHLIGHTS

NATIONAL TAX-FREE MONEY MARKET FUND
INSTITUTIONAL CLASS SHARES - COMMENCED ON NOVEMBER 8, 1999
For a share outstanding throughout each period


                                      FEB. 28,         FEB. 29,      FEB. 28,     FEB. 28,     MARCH 31,    MARCH 31,
 FOR THE PERIOD ENDED:                 2009              2008          2007       2006/1/        2005         2004
 NET ASSET VALUE, BEGINNING
  OF PERIOD                               $1.00           $1.00         $1.00       $1.00         $1.00       $1.00
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income
  (loss)                                   0.02            0.03          0.03        0.02          0.01        0.01
  Net realized and
unrealized gain (loss)
   on investments                          0.00            0.00          0.00        0.00          0.00        0.00
                                         ------          ------        ------      ------        ------      ------
  Total from investment
  operations                               0.02            0.03          0.03        0.02          0.01        0.01
                                         ------          ------        ------      ------        ------      ------
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                 (0.02)          (0.03)        (0.03)      (0.02)        (0.01)      (0.01)
  Distributions from net                   0.00            0.00          0.00        0.00          0.00        0.00
                                         ------          ------        ------      ------        ------      ------
  realized gain
  Total distributions                     (0.02)          (0.03)        (0.03)      (0.02)        (0.01)      (0.01)
                                         ------          ------        ------      ------        ------      ------
 NET ASSET VALUE, END OF                  $1.00           $1.00         $1.00       $1.00         $1.00       $1.00
                                         ======          ======        ======      ======        ======      ======
  PERIOD
 TOTAL RETURN/2/                           1.78%           3.37%         3.39%       2.31%         1.27%       0.85%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period          $2,381,083      $1,403,838    $1,146,902    $700,534    $1,032,250    $302,140
  (000s)
  Ratio of net investment
income (loss) to
   average net assets/3/                   1.77%           3.31%         3.35%       2.46%         1.37%       0.82%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3/                             0.28%/4/        0.26%         0.26%       0.27%         0.26%       0.26%
  Waived fees and reimbursed              (0.06)%         (0.06)%       (0.06)%     (0.07)%       (0.06)%     (0.04)%
  expenses/3/
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses/3/                             0.22%/4/        0.20%         0.20%       0.20%         0.20%       0.22%



1 The Fund changed its fiscal year-end from March 31 to February 28.
2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.



3 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:



  For the period ended:   Feb. 28, 2009
  Gross Expenses          0.26%
  Net Expenses            0.20%


                                                         FINANCIAL HIGHLIGHTS 49

PRIME INVESTMENT MONEY MARKET
INSTITUTIONAL CLASS SHARES - COMMENCED ON JULY 28, 2003
For a share outstanding throughout each period


                                      FEB. 28,         FEB. 29,      FEB. 28,      FEB. 28,      MARCH 31,     MARCH 31,
 FOR THE PERIOD ENDED:                 2009              2008          2007        2006/2/         2005        2004/1/
 NET ASSET VALUE, BEGINNING
  OF PERIOD                               $1.00           $1.00         $1.00         $1.00          $1.00        $1.00
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income
  (loss)                                   0.02            0.05          0.05          0.03           0.02         0.01
  Net realized and
unrealized gain (loss)on
   investments                             0.00            0.00          0.00          0.00           0.00         0.00
                                         ------          ------        ------        ------         ------       ------
  Total from investment                    0.02            0.05          0.05          0.03           0.02         0.01
                                         ------          ------        ------        ------         ------       ------
  operations
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                 (0.02)          (0.05)        (0.05)        (0.03)         (0.02)       (0.01)
  Distributions from net
  realized gain                            0.00            0.00          0.00          0.00           0.00         0.00
                                         ------          ------        ------        ------         ------       ------
  Total distributions                     (0.02)          (0.05)        (0.05)        (0.03)         (0.02)       (0.01)
                                         ------          ------        ------        ------         ------       ------
 NET ASSET VALUE, END OF
  PERIOD                                  $1.00           $1.00         $1.00         $1.00          $1.00        $1.00
                                         ======          ======        ======        ======         ======       ======
 TOTAL RETURN/3/                           2.22%           4.99%         5.10%         3.23%          1.58%        0.60%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
  (000s)                             $9,422,441      $7,525,254    $7,088,329    $2,889,532    $3,271,052    $1,085,856
  Ratio of net investment
income (loss) to
   average net assets/4/                   2.13%           4.87%         5.06%         3.46%          1.87%        0.89%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/4/                             0.28%/5/        0.25%         0.26%         0.26%          0.26%        0.25%
  Waived fees and reimbursed
  expenses/4/                             (0.05)%         (0.05)%       (0.06)%       (0.06)%        (0.06)       (0.05)%
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses/4/                             0.23%/5/        0.20%         0.20%         0.20%          0.20%        0.20%



1 For the period July 28, 2003, (commencement of operations) to March 31, 2004. 2 The Fund changed its fiscal year-end from March 31 to February 28.



3 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:



  For the period ended:   Feb. 28, 2009
  Gross Expenses          0.25%
  Net Expenses            0.20%


 50 FINANCIAL HIGHLIGHTS

TREASURY PLUS MONEY MARKET FUND
INSTITUTIONAL CLASS SHARES - COMMENCED ON AUGUST 11, 1995
For a share outstanding throughout each period


                                      FEB. 28,         FEB. 29,      FEB. 28,      FEB. 28,      MARCH 31,     MAR. 31,
 FOR THE PERIOD ENDED:                 2009              2008          2007        2006/1/         2005          2004
 NET ASSET VALUE, BEGINNING
  OF PERIOD                               $1.00           $1.00         $1.00         $1.00         $1.00         $1.00
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income
  (loss)                                   0.01            0.04          0.05          0.03          0.01          0.01
  Net realized and
unrealized gain (loss)
   on investments                          0.00            0.00          0.00          0.00          0.00          0.00
                                         ------          ------        ------        ------        ------        ------
  Total from investment
  operations                               0.01            0.04          0.05          0.03          0.01          0.01
                                         ------          ------        ------        ------        ------        ------
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                 (0.01)          (0.04)        (0.05)        (0.03)        (0.01)        (0.01)
  Distributions from net
  realized gain                            0.00            0.00          0.00          0.00          0.00          0.00
                                         ------          ------        ------        ------        ------        ------
  Total distributions                     (0.01)          (0.04)        (0.05)        (0.03)        (0.01)        (0.01)
                                         ------          ------        ------        ------        ------        ------
 NET ASSET VALUE, END OF
  PERIOD                                  $1.00           $1.00         $1.00         $1.00         $1.00         $1.00
                                         ======          ======        ======        ======        ======        ======
 TOTAL RETURN/2/                           1.08%           4.45%         5.01%         3.07%         1.48%         0.88%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
  (000s)                             $5,092,437      $2,951,408    $1,822,046    $1,166,102    $1,268,636    $1,964,435
  Ratio of net investment
income (loss) to
   average net assets/3/                   0.81%           4.19%         4.93%         3.29%         1.39%         0.88%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3/                             0.28%/4/        0.26%         0.26%         0.26%         0.27%         0.26%
  Waived fees and reimbursed
  expenses/3/                             (0.08)%         (0.06)%       (0.06)%       (0.06)%       (0.07)%       (0.06)%
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses/3/                             0.20%/4/        0.20%         0.20%         0.20%         0.20%         0.20%



1 The Fund changed its fiscal year-end from March 31 to February 28.
2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.



3 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:



  For the period ended:   Feb. 28, 2009
  Gross Expenses          0.26%
  Net Expenses            0.18%


                                                         FINANCIAL HIGHLIGHTS 51

[GRAPHIC APPEARS HERE]





[GRAPHIC APPEARS HERE]

FOR MORE INFORMATION

More information on each Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com

By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

On the Internet:
www.wellsfargo.com/advantagefunds

From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]




                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------

                                                            079MMIT/P1204 (7-09)
                                                          ICA Reg. No. 811-09253
(Copyright) 2009 Wells Fargo Funds Management, LLC. All rights reserved.

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]


                                  JULY 1, 2009


                                   Prospectus

                                 Service Class

WELLS FARGO ADVANTAGE FUNDS (Reg. TM) - MONEY MARKET FUNDS

California Tax-Free Money Market Fund

Cash Investment Money Market Fund

Government Money Market Fund

National Tax-Free Money Market Fund

Prime Investment Money Market Fund

Treasury Plus Money Market Fund

100% Treasury Money Market Fund

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

THE FUNDS
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, FEES AND EXPENSES

Key Fund Information             3
California Tax-Free Money        5
  Market Fund
Cash Investment Money Market     8
  Fund
Government Money Market Fund    11
National Tax-Free Money         14
  Market Fund
Prime Investment Money          17
  Market Fund
Treasury Plus Money Market      20
  Fund
100% Treasury Money Market      23
  Fund
Description of Principal        26
  Investment Risks
Portfolio Holdings              29
  Information

--------------------------------------------------------------------------------

ORGANIZATION AND MANAGEMENT OF
THE FUNDS
INFORMATION ABOUT THE FUNDS' ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY

Organization and Management     30
  of the Funds
About Wells Fargo Funds Trust   30
The Investment Adviser          30
The Sub-Adviser                 31

--------------------------------------------------------------------------------

YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO OPEN AND ACCOUNT, HOW TO BUY, SELL AND EXCHANGE FUND SHARES

Compensation to Dealers and     32
  Shareholder
   Servicing Agents
Pricing Fund Shares             33
How to Open an Account          34
How to Buy Shares               35
How to Sell Shares              38
How to Exchange Shares          41
Account Policies                42

--------------------------------------------------------------------------------

OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS

Distributions                   44
Taxes                           45
Financial Highlights            46
For More Information    Back Cover

Please find WELLS FARGO ADVANTAGE FUNDS' PRIVACY POLICY inside the back cover of this Prospectus.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202)371-8300.

KEY FUND INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains information about certain Funds within the WELLS FARGO ADVANTAGE FUNDS (Reg. TM) family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management) or the sub-adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS AND PRINCIPAL INVESTMENT STRATEGIES The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

o  what the Fund is trying to achieve;

o  how we intend to invest your money; and

o what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policies of the Government Money Market Fund, Treasury Plus Money Market Fund and the 100% Treasury Money Market Fund disclosed in each Fund's "Principal Investments" section may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice. The investment policies of the California Tax-Free Money Market Fund and the National Tax-Free Money Market Fund concerning "80% of the Fund's net assets" may only be changed with shareholder approval.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

                                                          KEY FUND INFORMATION 3

--------------------------------------------------------------------------------
ABOUT WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
All Wells Fargo Advantage Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements.

All Wells Fargo Advantage Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, which provides that:
   o Each Fund will seek to maintain a net asset value of $1.00 per share.
   o Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.
   o The dollar-weighted average maturity of each Fund will be 90 days or less.
   o Each Fund will invest only in U.S. dollar-denominated securities.
   o Each Fund will value its assets based on the total market value of all of the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.


Under normal circumstances, the Funds will invest the majority of their assets in First Tier securities. Consistent with Rule 2a-7, a First Tier security is any security that has received the highest possible short-term rating for debt obligations from any two nationally recognized statistical rating organizations (NRSRO), has received one such rating if rated by only one NRSRO, or is deemed by us to be of comparable quality if unrated. A Government security is considered a First Tier security.

--------------------------------------------------------------------------------
TEMPORARY GUARANTEE PROGRAM
On March 31, 2009, the U.S. Department of the Treasury (the "Treasury") announced a second extension of the Temporary Guarantee Program for Money
Market Funds beginning on May 1, 2009 through September 18, 2009 (the "Extended Program"). On April 8, 2009, the Board of Trustees of Wells Fargo Funds Trust and Wells Fargo Variable Trust (collectively, the "Board") unanimously approved the participation of each money market fund in the Extended Program, except for the Treasury Plus Money Market Fund and 100% Treasury Money Market Fund (the "Funds").

Consistent with the Funds' participation in the initial three-month term and the first extension, the Extended Program applies only to shareholders of record of each Fund as of September 19, 2008. Subject to certain conditions and limitations, in the event that the market-based net asset value per share of a Fund falls below $0.995 and the Fund liquidates its holdings, any shares held by an investor in the Fund as of the close of business on September 19, 2008, or held by the investor when the market-based net asset value per share of the Fund falls below $0.995, whichever is less, are insured against loss under the Extended Program. Shares acquired by investors after September 19, 2008 are generally not eligible for protection under the Extended Program.

Participation in the Extended Program required a payment to the Treasury in the amount of either 0.015% or 0.023%, depending upon the market-based net asset value of a Fund as of September 19, 2008 (the "Program Participation Payment"). The Board has determined that the Program Participation Payment is an extraordinary expense that will be borne by each Fund without regard to the expense cap currently in effect for such Fund. The Program Participation Payment is borne by the current assets of each Fund as a whole, notwithstanding that the Extended Program applies to only shareholders of record as of September 19, 2008, as described above.


 4 KEY FUND INFORMATION

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
1/1/1992


SERVICE CLASS
Ticker: WFCXX
Fund Number: 253


INVESTMENT OBJECTIVE
The California Tax-Free Money Market Fund seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS

Under normal circumstances, we invest:

o  exclusively in high-quality, short-term money market instruments; and
o at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax, federal income tax and federal alternative minimum tax (AMT).

We may also invest:

o  up to 20% of the Fund's net assets in municipal obligations that pay interest subject to federal AMT.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from federal income tax, including federal AMT, and California individual income tax. We will only purchase First Tier securities. The Fund is considered to be non-diversified.

We invest principally in municipal obligations that pay interest exempt from California individual income tax, federal income tax and federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and federal income tax however, it is possible that the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax, federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax, federal income tax or federal AMT. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.
--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS

The Fund is primarily subject to the risks mentioned below.

   o  California Municipal Securities Risk
   o  Debt Securities Risk
   o  Issuer Risk


   o  Management Risk


   o  Market Risk

   o  Money Market Fund Risk
   o  Municipal Securities Risk
   o  Non-Diversification Risk
   o  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                         CALIFORNIA TAX-FREE MONEY MARKET FUND 5

--------------------------------------------------------------------------------
PERFORMANCE

The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance is no guarantee of future results.

[GRAPHIC APPEARS HERE]


                              CALENDAR YEAR RETURNS FOR THE SERVICE CLASS/1/
                                          AS OF 12/31 EACH YEAR
1999       2000       2001       2002       2003       2004       2005       2006       2007       2008
2.44%      3.26%      2.11%      1.02%      0.59%      0.78%      1.96%      2.97%      3.18%      1.76%



             BEST AND WORST QUARTER
  Best Quarter:       Q4    2000      0.87%
  Worst Quarter:      Q3    2003      0.11%



          The Fund's year-to-date performance through March 31, 2009, was 0.06%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.



 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2008            1 YEAR       5 YEARS       10 YEARS
 SERVICE CLASS/1/                   1.76%        2.13%          2.00%


1 Service Class shares incepted on November 8, 1999. Performance shown prior to the inception of the Service Class Shares reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Service Class shares.

 6 CALIFORNIA TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)



 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees/1/                     0.28%
  Distribution (12b-1) Fees              0.00%
  Other Expenses/2,3/                    0.45%
  TOTAL ANNUAL FUND                      0.73%
  OPERATING EXPENSES
  Fee Waivers                            0.28%
  NET EXPENSES/4/                        0.45%


1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.30% for the first $1 billion; 0.275% for the next $4 billion; and 0.25% for assets over $5 billion.


2 Includes expenses payable to affiliates of Wells Fargo & Company.



3 Other Expenses have not been adjusted to take into account the Fund's participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. Such fees are not reflected in the table. Had these fees been taken into account, Other Expenses would have been 0.47%.
4 The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $ 46
   3 Years     $205
   5 Years     $378
  10 Years     $880

                                         CALIFORNIA TAX-FREE MONEY MARKET FUND 7

CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
10/14/1987


SERVICE CLASS
Ticker: NWIXX
Fund Number: 250


INVESTMENT OBJECTIVE
The Cash Investment Money Market Fund seeks current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term, U.S. dollar-denominated money market instruments. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Counter-Party Risk
   o  Debt Securities Risk
   o  Foreign Investment Risk
   o  Issuer Risk


   o  Management Risk


   o  Market Risk
   o  Money Market Fund Risk
   o  Regulatory Risk
   o  U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

 8 CASH INVESTMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance is no guarantee of future results.

[GRAPHIC APPEARS HERE]


                              CALENDAR YEAR RETURNS FOR THE SERVICE CLASS
                                         AS OF 12/31 EACH YEAR
1999       2000       2001       2002       2003       2004       2005       2006       2007     2008
4.92%      6.17%      4.03%      1.49%      0.78%      0.95%      2.80%      4.64%      4.94%    2.51%



           BEST AND WORST QUARTER
  Best Quarter:       Q4    2000     1.58%
  Worst Quarter:      Q2    2004     0.16%



          The Fund's year-to-date performance through March 31, 2009, was 0.17%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.



 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2008            1 YEAR       5 YEARS       10 YEARS
 SERVICE CLASS                      2.51%        3.16%         3.31%


                                             CASH INVESTMENT MONEY MARKET FUND 9

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)



 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees                        0.10%
  Distribution (12b-1) Fees              0.00%
  Other Expenses/1,2/                    0.44%
  TOTAL ANNUAL FUND                      0.54%
  OPERATING EXPENSES
  Fee Waivers                            0.04%
  NET EXPENSES/3/                        0.50%


1 Includes expenses payable to affiliates of Wells Fargo & Company.


2 Other Expenses have not been adjusted to take into account the Fund's participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. Such fees are not reflected in the table. Had these fees been taken into account, Other Expenses would have been 0.46%.
3 The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $ 51
   3 Years     $169
   5 Years     $298
  10 Years     $673

 10 CASH INVESTMENT MONEY MARKET FUND

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
11/16/1987


SERVICE CLASS
Ticker: NWGXX
Fund Number: 743


INVESTMENT OBJECTIVE
The Government Money Market Fund seeks current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of short-term U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations. These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Counter-Party Risk
   o  Debt Securities Risk
   o  Issuer Risk


   o  Management Risk


   o  Market Risk
   o  Money Market Fund Risk
   o  Regulatory Risk
   o  U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                 GOVERNMENT MONEY MARKET FUND 11

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance is no guarantee of future results.

[GRAPHIC APPEARS HERE]


                             CALENDAR YEAR RETURNS FOR THE SERVICE CLASS
                                        AS OF 12/31 EACH YEAR
1999       2000       2001       2002       2003       2004       2005       2006     2007     2008
4.72%      5.99%      3.80%      1.45%      0.72%      0.91%      2.77%      4.60%    4.77%    1.87%



           BEST AND WORST QUARTER
  Best Quarter:       Q4    2000     1.54%
  Worst Quarter:      Q1    2004     0.15%



          The Fund's year-to-date performance through March 31, 2009, was 0.03%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.



 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2008            1 YEAR       5 YEARS       10 YEARS
 SERVICE CLASS                      1.87%        2.97%          3.14%


 12 GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)



 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees                        0.10%
  Distribution (12b-1) Fees              0.00%
  Other Expenses/1,2/                    0.43%
  TOTAL ANNUAL FUND                      0.53%
  OPERATING EXPENSES
  Fee Waivers                            0.03%
  NET EXPENSES/3/                        0.50%


1 Includes expenses payable to affiliates of Wells Fargo & Company.


2 Other Expenses have not been adjusted to take into account the Fund's participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. Such fees are not reflected in the table. Had these fees been taken into account, Other Expenses would have been 0.44%.
3 The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year      $ 51
   3 Years     $167
   5 Years     $293
  10 Years     $662


                                                 GOVERNMENT MONEY MARKET FUND 13

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
1/7/1988


SERVICE CLASS
Ticker: MMIXX
Fund Number: 792


INVESTMENT OBJECTIVE
The National Tax-Free Money Market Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax (AMT).

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities; however, it is possible that the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Debt Securities Risk
   o  Issuer Risk


   o  Management Risk


   o  Market Risk

   o  Money Market Fund Risk
   o  Municipal Securities Risk
   o  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

 14 NATIONAL TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance is no guarantee of future results.

[GRAPHIC APPEARS HERE]


                              CALENDAR YEAR RETURNS FOR THE SERVICE CLASS
                                         AS OF 12/31 EACH YEAR
1999       2000       2001       2002       2003       2004       2005       2006       2007     2008
2.91%      3.81%      2.54%      1.18%      0.66%      0.80%      2.00%      3.04%      3.25%    1.86%



           BEST AND WORST QUARTER
  Best Quarter:       Q4    2000       1.00%
  Worst Quarter:      Q3    2003       0.13%



          The Fund's year-to-date performance through March 31, 2009, was 0.09%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.



 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2008         1 YEAR    5 YEARS    10 YEARS
 SERVICE CLASS                   1.86%     2.19%      2.20%


                                          NATIONAL TAX-FREE MONEY MARKET FUND 15

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)



 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees                        0.10%
  Distribution (12b-1) Fees              0.00%
  Other Expenses/1,2/                    0.45%
  TOTAL ANNUAL FUND                      0.55%
  OPERATING EXPENSES
  Fee Waivers                            0.10%
  NET EXPENSES/3/                        0.45%


1 Includes expenses payable to affiliates of Wells Fargo & Company.


2 Other Expenses have not been adjusted to take into account the Fund's participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. Such fees are not reflected in the table. Had these fees been taken into account, Other Expenses would have been 0.47%.
3 The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $ 46
   3 Years     $166
   5 Years     $297
  10 Years     $680

 16 NATIONAL TAX-FREE MONEY MARKET FUND

PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
9/2/1998


SERVICE CLASS
Ticker: NWRXX
Fund Number: 791


INVESTMENT OBJECTIVE
The Prime Investment Money Market Fund seeks current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term, U.S. dollar-denominated money market instruments. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Counter-Party Risk
   o  Debt Securities Risk
   o  Foreign Investment Risk
   o  Issuer Risk


   o  Management Risk


   o  Market Risk
   o  Money Market Fund Risk
   o  Regulatory Risk
   o  U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                           PRIME INVESTMENT MONEY MARKET FUND 17

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance is no guarantee of future results.

[GRAPHIC APPEARS HERE]


                              CALENDAR YEAR RETURNS FOR THE SERVICE CLASS
                                         AS OF 12/31 EACH YEAR
1999       2000       2001       2002       2003       2004       2005       2006       2007     2008
4.85%      6.08%      3.77%      1.30%      0.66%      0.87%      2.76%      4.58%      4.84%    2.36%



           BEST AND WORST QUARTER
  Best Quarter:      Q3    2000    1.56%
  Worst Quarter:     Q2    2004    0.13%



          The Fund's year-to-date performance through March 31, 2009, was 0.12%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.



 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2008        1 YEAR    5 YEARS    10 YEARS
 SERVICE CLASS                  2.36%     3.07%      3.19%



 18 PRIME INVESTMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)



 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees                        0.10%
  Distribution (12b-1) Fees              0.00%
  Other Expenses/1,2/                    0.45%
  TOTAL ANNUAL FUND                      0.55%
  OPERATING EXPENSES
  Fee Waivers                            0.00%
  NET EXPENSES/3/                        0.55%


1 Includes expenses payable to affiliates of Wells Fargo & Company.


2 Other Expenses have not been adjusted to take into account the Fund's participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. Such fees are not reflected in the table. Had these fees been taken into account, Other Expenses would have been 0.47%.
3 The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and


   o The Funds' operating expenses remain the same.


Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year      $ 56
   3 Years     $176
   5 Years     $307
  10 Years     $689


                                           PRIME INVESTMENT MONEY MARKET FUND 19

TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
10/1/1985


SERVICE CLASS
Ticker: PRVXX
Fund Number: 454


INVESTMENT OBJECTIVE
The Treasury Plus Money Market Fund seeks current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of short-term obligations issued by the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Counter-Party Risk
   o  Debt Securities Risk
   o  Issuer Risk


   o  Management Risk


   o  Market Risk
   o  Money Market Fund Risk
   o  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

 20 TREASURY PLUS MONEY MARKET FUND

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance is no guarantee of future results.

[GRAPHIC APPEARS HERE]


                              CALENDAR YEAR RETURNS FOR THE SERVICE CLASS
                                         AS OF 12/31 EACH YEAR
1999       2000       2001       2002       2003       2004       2005       2006       2007     2008
4.57%      5.82%      3.66%      1.35%      0.68%      0.83%      2.64%      4.52%      4.51%    1.30%



           BEST AND WORST QUARTER
  Best Quarter:       Q4    2000    1.52%
  Worst Quarter:      Q4    2008    0.03%



          The Fund's year-to-date performance through March 31, 2009, was 0.00%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.



 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2008         1 YEAR   5 YEARS     10 YEARS
 SERVICE CLASS                   1.30%    2.75%       2.97%


                                              TREASURY PLUS MONEY MARKET FUND 21

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)



 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees                        0.10%
  Distribution (12b-1) Fees              0.00%
  Other Expenses/1,2/                    0.44%
  TOTAL ANNUAL FUND                      0.54%
  OPERATING EXPENSES
  Fee Waivers                            0.04%
  NET EXPENSES/3,4/                      0.50%


1 Includes expenses payable to affiliates of Wells Fargo & Company.


2 Other Expenses have not been adjusted to take into account the Fund's participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. Such fees are not reflected in the table.
  Had these fees been taken into account, Other Expenses would have been 0.45%.
3 The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.
4 The adviser has also voluntarily agreed to further reduce fund expenses. Such fee reduction is not reflected in the table. Had this voluntary reduction been taken into account, net fund expenses would have been 0.41%. This expense reduction is voluntary and temporary and may be revised or terminated by the adviser at any time without notice.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year      $ 51
   3 Years     $169
   5 Years     $298
  10 Years     $673


 22 TREASURY PLUS MONEY MARKET FUND

100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
12/3/1990


SERVICE CLASS
Ticker: NWTXX
Fund Number: 8


INVESTMENT OBJECTIVE
The 100% Treasury Money Market Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of short-term obligations issued by the U.S.
        Treasury.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Debt Securities Risk
   o  Issuer Risk


   o  Management Risk


   o  Market Risk
   o  Money Market Fund Risk
   o  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                              100% TREASURY MONEY MARKET FUND 23

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance is no guarantee of future results.

[GRAPHIC APPEARS HERE]


                              CALENDAR YEAR RETURNS FOR THE SERVICE CLASS
                                         AS OF 12/31 EACH YEAR
1999       2000       2001       2002       2003       2004       2005       2006       2007     2008
4.43%      5.62%      3.59%      1.30%      0.61%      0.77%      2.50%      4.28%      4.28%    1.29%



           BEST AND WORST QUARTER
  Best Quarter:       Q4    2000   1.45%
  Worst Quarter:      Q4    2008   0.10%



          The Fund's year-to-date performance through March 31, 2009, was 0.00%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.



 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2008         1 YEAR     5 YEARS     10 YEARS
 SERVICE CLASS                   1.29%      2.62%       2.85%


 24 100% TREASURY MONEY MARKET FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)



 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees/1/                     0.27%
  Distribution (12b-1) Fees              0.00%
  Other Expenses/2,3/                    0.45%
  TOTAL ANNUAL FUND                      0.72%
  OPERATING EXPENSES
  Fee Waivers                            0.22%
  NET EXPENSES/4,5/                      0.50%


1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.30% for the first $1 billion; 0.275% for the next $4 billion; and 0.25% for assets over $5 billion.


2 Includes expenses payable to affiliates of Wells Fargo & Company.



3 Other Expenses have not been adjusted to take into account the Fund's participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. Such fees are not reflected in the table.
  Had these fees been taken into account, Other Expenses would have been 0.46%.
4 The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.
5 The adviser has also voluntarily agreed to further reduce fund expenses. Such fee reduction is not reflected in the table. Had this voluntary reduction been taken into account, net fund expenses would have been 0.46%. This expense reduction is voluntary and temporary and may be revised or terminated by the adviser at any time without notice.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year      $ 51
   3 Years     $208
   5 Years     $379
  10 Years     $874


                                              100% TREASURY MONEY MARKET FUND 25

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.


CALIFORNIA MUNICIPAL     Events in California are likely to affect a Fund's investments in California municipal securities.
SECURITIES RISK          Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, housing and construction, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal securities.

COUNTER-PARTY RISK       When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the
                         Fund is exposed to the risk that the other party will not fulfill its contractual obligation.
                         Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

DEBT SECURITIES RISK     Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk.
                         Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

FOREIGN INVESTMENT RISK  Investments in foreign obligations are subject to more risks than U.S. domestic obligations.
                         These additional risks include potentially less liquidity and greater price volatility, as well as risks related to adverse political, regulatory, market or economic developments. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential. In addition, returns realized on foreign securities may be subject to high levels of foreign taxation. Direct investment in foreign securities may involve foreign withholding and other taxes; trade settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. In addition, foreign markets can and often do perform differently than U.S. markets.

ISSUER RISK              The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.



 26 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

MANAGEMENT RISK            We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.

MARKET RISK                The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets.
                           The value or liquidity of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline or become illiquid due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline or become illiquid in value simultaneously.

MONEY MARKET FUND RISK     Although each Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a
                           Fund. Generally, short-term funds such as money market funds do not earn as high a level of income as funds that invest in longer-term instruments. Because the Funds invest in short-
                           term instruments, the Fund's dividend yields may be low when short-term market interest rates are low.

MUNICIPAL SECURITIES RISK  Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. A Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation may affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects.
                           Although the Funds strive to invest in municipal securities and other securities with interest that is exempt from federal income taxes, including federal AMT for certain of the Funds, some income earned by Fund investments may be subject to such taxes. The Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by a Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.

NON-DIVERSIFICATION RISK   Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer. (A
                           "diversified" investment company is required by the 1940 Act, generally, with respect to 75%
                           of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)

REGULATORY RISK            Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.



                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 27

U.S. GOVERNMENT OBLIGATIONS  U.S. Government obligations include U.S. Treasury obligations issued by the U.S. Government
RISK                         and securities issued by U.S. Government agencies or government-sponsored entities. While
                             U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, securities issued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. The Government National
                             Mortgage Association (GNMA), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of
                             Veterans Affairs. U.S. Government agencies or government-sponsored entities (i.e. not backed by the full faith and credit of the U.S. Government) include the Federal National
                             Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC).
                             Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.
                             FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.



 28 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------


A description of the WELLS FARGO ADVANTAGE FUNDS' policies and procedures with respect to disclosure of the WELLS FARGO ADVANTAGE FUNDS' portfolio holdings is available in the Funds' Statement of Additional Information and on the WELLS FARGO ADVANTAGE FUNDS' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.


                                               PORTFOLIO HOLDINGS INFORMATION 29

ORGANIZATION AND MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.


The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.


THE INVESTMENT ADVISER


Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Funds' semi-annual report for the fiscal half-year ended August 31, 2008.


Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter, custodian and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

 30 ORGANIZATION AND MANAGEMENT OF THE FUNDS

THE SUB-ADVISER
The following sub-adviser performs day-to-day investment management activities for the Funds. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.
--------------------------------------------------------------------------------
WELLS CAPITAL MANAGEMENT INCORPORATED (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Funds. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 31

COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING PLAN
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

ADDITIONAL PAYMENTS TO DEALERS
In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.


Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).


The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.


More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the WELLS FARGO ADVANTAGE FUNDS website at www.wellsfargo.com/advantagefunds.


 32 COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS

PRICING FUND SHARES
--------------------------------------------------------------------------------



The share price (net asset value per share or NAV) for a Fund is calculated each business day. To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

We calculate the NAV at the following times each business day for the purpose of accepting purchase orders and redemption requests:



 Cash Investment Money Market
 Government Money Market        10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m., 4:00p.m. and
 Prime Investment Money         5:00p.m. (ET)
  Market
 Treasury Plus Money Market

 California Tax-Free Money
Market
                                10:00a.m., 12:00p.m. and 4:00p.m. (ET)
 National Tax-Free Money
Market

 100% Treasury Money Market     10:00a.m., 12:00p.m., 1:00p.m. and 4:00p.m. (ET)



Generally, the NAV is not calculated, and purchase and redemption orders are not accepted, on days that the New York Stock Exchange ("NYSE") is closed. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. An order will be priced at the next NAV calculated after the order is received in proper form by the Fund's transfer agent. Information on the timing of dividend accrual and settlement in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable each Fund to price its shares at $1.00 per share, although each Fund's share price may deviate from $1.00 per share.

The Board has established procedures designed to monitor each Fund's price per share. Funds Management will report to the Board any deviations of more than 0.25% from the Fund's net asset value using the amortized cost valuation method. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, including, but not limited to, establishing a net asset value per share (of less than or more than $1.00) solely by using available market quotations. See the Statement of Additional Information for further disclosure.


                                                          PRICING FUND SHARES 33

HOW TO OPEN AN ACCOUNT
--------------------------------------------------------------------------------

You can open a WELLS FARGO ADVANTAGE FUNDS account through any of the following means:

   o Directly with the Fund. Complete a WELLS FARGO ADVANTAGE FUNDS application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

   o Through a brokerage account with an approved selling agent; or

   o Through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions.)

SPECIAL CONSIDERATIONS WHEN INVESTING THROUGH FINANCIAL INTERMEDIARIES:
If a financial intermediary purchases shares on your behalf, you should understand the following:

   o MINIMUM INVESTMENTS AND OTHER TERMS OF YOUR ACCOUNT. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum and subsequent investment amounts and/or earlier transaction deadlines than those stated in this Prospectus. Please consult an account representative from your financial intermediary for specifics.

   o RECORDS ARE HELD IN FINANCIAL INTERMEDIARY'S NAME. Financial intermediaries are usually the holders of record for shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.

   o PURCHASE/REDEMPTION ORDERS. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

   o SHAREHOLDER COMMUNICATIONS. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

ALL INVESTORS SHOULD UNDERSTAND THE FOLLOWING:

   o U.S. DOLLARS ONLY. All payments must be made in U.S. dollars and all checks must be drawn on U.S. banks. It is expected that purchases in the form of investment checks do not accrue dividends until the next business day after receipt.

   o RIGHT TO REFUSE AN ORDER. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

   o TRADE REQUESTS. For the benefit of the Funds, we request that trades be placed as early in the day as possible.

 34 HOW TO OPEN AN ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------

This section explains how you can buy shares directly from WELLS FARGO ADVANTAGE FUNDS. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

 MINIMUM INVESTMENTS          INITIAL PURCHASE                                     SUBSEQUENT PURCHASES
--------------------------   --------------------------------------------------   -------------------------------------
 Regular accounts              $100,000                                             no minimum
 BUYING SHARES                OPENING AN ACCOUNT                                   ADDING TO AN ACCOUNT
--------------------------   --------------------------------------------------   -------------------------------------
 Through Your Investment      Contact your investment representative               Contact your investment
                             --------------------------------------------------
 Representative                                                                   representative
--------------------------                                                        -------------------------------------
 By Mail                      o Complete and sign your account                     o Enclose a voided check (for
--------------------------
                             application.                                         checking accounts) or a deposit
                             o Mail the application with your check made          slip (savings accounts).
                             payable to the Fund to Investor Services at:         Alternatively, include a note
                                               REGULAR MAIL                       with your name, the Fund name,
                             --------------------------------------------------
                                       WELLS FARGO ADVANTAGE FUNDS                and your account number.
                                              P.O. Box 8266                       o Mail the deposit slip or note
                                          Boston, MA 02266-8266                   with your check made payable
                                                                                  to the Fund to the address on
                                              OVERNIGHT ONLY                      the left.
                             --------------------------------------------------   -------------------------------------

                                       WELLS FARGO ADVANTAGE FUNDS
                                           c/o Boston Financial
                                               30 Dan Road
                                          Canton, MA 02021-2809
                             --------------------------------------------------
 By Telephone                 A new account may not be opened by                   To buy additional shares or to buy
--------------------------
                             telephone unless you have another Wells              shares of a new Fund call:
                             Fargo Advantage Fund account with your               o Investor Services at
                             bank information on file. If you do not              1-800-222-8222 or
                             currently have an account, refer to the section      o 1-800-368-7550 for the
                             on buying shares by mail or wire.                    automated phone system
                             --------------------------------------------------   -------------------------------------
 In Person                    Investors are welcome to visit the Investor          See instructions shown to the left.
--------------------------                                                        -------------------------------------
                             Center in person to ask questions or conduct
                             any Fund transaction. The Investor Center is
                             located at 100 Heritage Reserve, Menomonee
                             Falls, Wisconsin 53051.
                             --------------------------------------------------

                                                            HOW TO BUY SHARES 35

 BUYING SHARES
--------------------------------------------------------------   ---------------------------------------
                  OPENING AN ACCOUNT                              ADDING TO AN ACCOUNT
                 ---------------------------------------------   ---------------------------------------
 By Wire                                                          To buy additional shares, instruct
--------------
                  o Complete, sign and mail your account
                                                                 your bank or financial institution to
                 application (refer to the section on buying
                                                                 use the same wire instructions
                 shares by mail)
                                                                 shown to the left.
                                                                 --------------------------------------
                 o Provide the following instructions to your
                 financial institution:
                 State Street Bank & Trust
                 Boston, MA
                 Bank Routing Number: ABA 011000028
                 Wire Purchase Account: 9905-437-1
                 Attention: WELLS FARGO ADVANTAGE FUNDS
                 (Name of Fund, Account
                 Number and any applicable
                 share class)
                 Account Name: Provide your
                 name as registered on the
                 Fund account
                 ---------------------------------------------
 By Internet      A new account may not be opened by              o To buy additional shares or buy
--------------
                 Internet unless you have another Wells Fargo    shares of a new Fund, visit our
                 Advantage Fund account with your bank           Web site at
                 information on file. If you do not currently    www.wellsfargo.com/
                 have an account, refer to the section on        advantagefunds.
                 buying shares by mail or wire.
                 ---------------------------------------------
                                                                 o Subsequent online purchases
                                                                 have a maximum of $100,000.
                                                                 You may be eligible for an
                                                                 exception to this maximum.
                                                                 Please call Investor Services at
                                                                 1-800-222-8222 for more
                                                                 information.
                                                                 --------------------------------------

GENERAL NOTES FOR BUYING SHARES


   o PROPER FORM. If the transfer agent receives your application in proper order before the Fund's NAV is calculated, your transactions will be priced at the next calculated NAV. If your application is received after the Fund's last intra-day NAV is calculated, it will be priced at the next business day's first calculated NAV. Failure to complete an account application properly may result in a delay in processing your request. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund's custodian.


   o INSUFFICIENT FUNDS. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid. In the event that your purchase amount is not received by the close of the Federal Funds wire for purchases by wire or Electronic Funds Transfer, we reserve the right to hold you responsible for any losses, expenses or fees incurred by the Fund, its transfer agent or its custodian.

   o NO FUND NAMED. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

   o MINIMUM INITIAL AND SUBSEQUENT INVESTMENT WAIVERS. We may waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the

 36 HOW TO BUY SHARES
     specific disclosure statements and applications for the program through which you intend to invest. Please refer to the Statement of Additional Information for details on additional minimum initial investment waivers.

   o EARNINGS DISTRIBUTIONS. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds Wire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

 IF A PROPER ORDER IS
  RECEIVED:                      DIVIDENDS BEGIN TO ACCRUE:
  National Tax-Free Money
  Market
  California Tax-Free Money
  Market
  o By 12:00 p.m. (ET)           Same Business Day
  o After 12:00 p.m. (ET)        Next Business Day
-----------------------------   -----------------------------
  100% Treasury Money Market
  o By 1:00 p.m. (ET)            Same Business Day
  o After 1:00 p.m. (ET)         Next Business Day
-----------------------------   -----------------------------
  Cash Investment Money
  Market
  Government Money Market
  Prime Investment Money
  Market
  Treasury Plus Money Market
  o By 5:00 p.m. (ET)            Same Business Day
  o After 5:00 p.m. (ET)         Next Business Day

-----------------------------   -----------------------------

                                                            HOW TO BUY SHARES 37

HOW TO SELL SHARES
--------------------------------------------------------------------------------

The following section explains how you can sell shares held directly through an account with WELLS FARGO ADVANTAGE FUNDS. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

 SELLING SHARES     TO SELL SOME OR ALL OF YOUR SHARES
----------------   ----------------------------------------------------------------------
 By Mail            o Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the
                   dollar amount you wish to receive (or write "Full Redemption"
                   to redeem your remaining account balance) to the address
                   below.
                   o Make sure all account owners sign the request exactly as their names appear on the account application.
                   o  A medallion guarantee may be required under certain
                   circumstances (see "General Notes for Selling Shares").
                                                    REGULAR MAIL
----------------   ----------------------------------------------------------------------
                                        WELLS FARGO ADVANTAGE FUNDS
                                               P.O. Box 8266
                                           Boston, MA 02266-8266
                                              OVERNIGHT ONLY
                   ----------------------------------------------------------------------
                                        WELLS FARGO ADVANTAGE FUNDS
                                           c/o Boston Financial
                                                30 Dan Road
                                           Canton, MA 02021-2809
                   ----------------------------------------------------------------------
 By Wire            o To arrange for a Federal Funds wire, call 1-800-222-8222.
----------------
                   o Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.
                   o We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so. Please contact your bank to verify any charges that it may assess for an incoming wire transfer.
                   ----------------------------------------------------------------------
 By Internet        Visit our Web site at www.wellsfargo.com/advantagefunds.
----------------
                   Redemptions requested on-line are limited to a maximum of
                   $100,000. You may be eligible for an exception to this maximum.
                   Please call Investor Services at 1-800-222-8222 for more
                   information.
                   -----
 In Person          Investors are welcome to visit the Investor Center in person to ask
----------------
                   questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls, Wisconsin
                   53051.
                   -----

 38 HOW TO SELL SHARES

 SELLING SHARES               TO SELL SOME OR ALL OF YOUR SHARES
---------------------------   ------------------------------------------------------------------
 By Telephone /                o Call an Investor Services representative at 1-800-222-8222 or
 Electronic Funds Transfer    use the automated phone system 1-800-368-7550.
(EFT)
                              o Telephone privileges are automatically made available to you unless you specifically decline them on your account
                              application or subsequently in writing.
                              o Redemption requests may not be made by phone if the
                              address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).
                              o A check will be mailed to the address on record (if there have been no changes communicated to us within the last 15 days)
                              or transferred to a linked bank account.
                              o Transfers made to a Wells Fargo Bank account are made
                              available sooner than transfers to an unaffiliated institution.
                              o Redemptions processed by EFT to a linked Wells Fargo Bank account, and received by the deadlines listed in the
                              "Redemption Orders" section below, will occur same day for
                              Wells Fargo Advantage money market funds.
                              o Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.
                              NOTE: Telephone transactions such as redemption requests
                              made over the phone generally require only one of the
                              account owners to call unless you have instructed us
                              otherwise.

---------------------------   -----------------------------------------------------------------

GENERAL NOTES FOR SELLING SHARES


   o PROPER FORM. We will process requests to sell shares at the next NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares.


   o TELEPHONE/INTERNET REDEMPTIONS. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example, we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet. We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine. Your call may be recorded.

   o RIGHT TO DELAY PAYMENT. For the California Tax-Free Money Market Fund, National Tax-Free Money Market Fund and 100% Treasury Money Market Fund, we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under extraordinary circumstances. For the Cash Investment Money Market Fund, Government Money Market Fund, Prime Investment Money Market Fund and Treasury Plus Money Market Fund, we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances.

     We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

                                                           HOW TO SELL SHARES 39

     Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Cash Investment Money Market Fund, Government Money Market Fund, Prime Investment Money Market Fund and Treasury Plus Money Market Fund, and for longer than seven days for the California Tax-Free Money Market Fund, National Tax-Free Money Market Fund and 100% Treasury Money Market Fund. Generally, those extraordinary circumstances are when:
     (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

   o RETIREMENT PLANS AND OTHER PRODUCTS. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.

   o REDEMPTION IN KIND. Although generally, we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

   o MEDALLION GUARANTEES. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

   o PAYMENT OF DIVIDENDS. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

   o REDEMPTION ORDERS. Wire redemptions will be processed and earn dividends as listed in the table below.

 IF A PROPER ORDER IS
  RECEIVED:                     PROCEEDS WIRED                  DIVIDENDS
---------                       -----------------------------   -----------------------------
 National Tax-Free Money
  Market
 California Tax-Free Money
  Market
 o By 12:00 p.m. (ET)           Same Business Day               Not earned on day of request
 o After 12:00 p.m. (ET)        Next Business Day               Earned on day of request
-----------------------------   -----------------------------   -----------------------------
 100% Treasury Money Market
 o By 1:00 p.m. (ET)            Same Business Day               Not earned on day of request
 o After 1:00 p.m. (ET)         Next Business Day               Earned on day of request
-----------------------------   -----------------------------   -----------------------------
 Cash Investment Money Market
 Government Money Market
 Prime Investment Money
  Market
 Treasury Plus Money Market
 o By 5:00 p.m. (ET)            Same Business Day               Not earned on day of request
 o After 5:00 p.m. (ET)         Next Business Day               Earned on day of request

-----------------------------   -----------------------------   -----------------------------

 40 HOW TO SELL SHARES

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Exchanges between WELLS FARGO ADVANTAGE FUNDS involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

o In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (I.E., a Fund not closed to new accounts), with the following exception:

   o Service Class shares may be exchanged for other Service Class shares, or for any non-money market fund Class A shares.

o An exchange request will be processed on the same business day, provided that both Funds are open at the same time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

o You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

o If you exchange between a money market Fund and a Fund with a sales load, you will buy shares at the Public Offering Price (POP) of the new Fund, which includes a sales load.

o If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new
   Fund, unless your balance has fallen below that amount due to market conditions.

o Any exchange between two WELLS FARGO ADVANTAGE FUNDS must meet the minimum redemption and subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

FREQUENT PURCHASE AND REDEMPTION OF FUND SHARES

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into a money market Fund.


Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds' policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.


                                                       HOW TO EXCHANGE SHARES 41

ACCOUNT POLICIES
--------------------------------------------------------------------------------

AUTOMATIC PLANS


These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur and specify an amount of at least $50 for Automatic Investment Plans and at least $100 for Automatic Exchange and Systematic Withdrawal Plans. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.


o AUTOMATIC INVESTMENT PLAN - With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

o AUTOMATIC EXCHANGE PLAN - With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the "How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

o SYSTEMATIC WITHDRAWAL PLAN - With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:
   o must have a Fund account valued at $10,000 or more; and


   o must have your distributions reinvested.


o PAYROLL DIRECT DEPOSIT - With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

ADVANCE NOTICE OF LARGE TRANSACTIONS
We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

HOUSEHOLDING
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

SMALL ACCOUNT REDEMPTIONS
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions. Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

STATEMENT INQUIRIES
Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

 42 ACCOUNT POLICIES

TRANSACTION AUTHORIZATIONS
Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor WELLS FARGO ADVANTAGE FUNDS will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                             ACCOUNT POLICIES 43

DISTRIBUTIONS
--------------------------------------------------------------------------------

The Funds declare distributions of any net investment income daily, and make such distributions monthly. The Funds make distributions of any realized net capital gains annually. Your distributions will be automatically reinvested in additional shares, unless your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Advantage Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

We offer the following distribution options. To change your current option for payment of distributions, please contact your institution or call
1-800-222-8222.

o AUTOMATIC REINVESTMENT OPTION - Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

o CHECK PAYMENT OPTION - Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

o BANK ACCOUNT PAYMENT OPTION - Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

o DIRECTED DISTRIBUTION PURCHASE OPTION - Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

 44 DISTRIBUTIONS

TAXES
--------------------------------------------------------------------------------

The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and California income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any.It is intended that distributions of the California Tax-Free Money Market Fund's and National Tax-Free Money Market Fund's net interest income from municipal obligations generally will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT.

Distributions of ordinary income from the California Tax-Free Money Market Fund and the National Tax-Free Money Market Fund attributable from other sources, if any, and of ordinary income from other Funds attributable to all sources, if any, generally will be taxable to you as ordinary income. It is intended that distributions of the California Tax-Free Money Market Fund's net interest from California state and municipal obligations generally will not be subject to California individual income tax. Distributions of net investment income from the 100% Treasury Money Market Fund generally will be exempt in most jurisdictions from state and local individual income taxes, but may not be exempt from state and local corporate income and/or franchise taxes.

Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

To the extent a distribution from a Fund is taxable, such distributions generally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.

                                                                        TAXES 45

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following tables are intended to help you understand each Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period. The information, along with the report of an independent registered public accounting firm and each Fund's financial statements, is also contained in each Fund's annual report, a copy of which is available upon request.


CALIFORNIA TAX-FREE MONEY MARKET FUND
SERVICE CLASS SHARES - COMMENCED ON NOVEMBER 8, 1999
For a share outstanding throughout each period


                                    FEB. 28,     FEB. 29,     FEB. 28,     FEB. 28,     MARCH 31,     MARCH 31,
 FOR THE PERIOD ENDED:               2009          2008         2007       2006/1/        2005          2004
 NET ASSET VALUE, BEGINNING
  OF PERIOD                           $1.00         $1.00        $1.00        $1.00        $1.00         $1.00
 INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
  (loss)                               0.01          0.03         0.03         0.02         0.01          0.01
  Net realized and
unrealized gain (loss)
   on investments                      0.00          0.00         0.00         0.00         0.00          0.00
                                    -------        ------       ------       ------       ------        ------
  Total from investment
  operations                           0.01          0.03         0.03         0.02         0.01          0.01
                                    -------        ------       ------       ------       ------        ------
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                             (0.01)        (0.03)       (0.03)       (0.02)       (0.01)        (0.01)
  Distributions from net
  realized gain                        0.00          0.00         0.00         0.00         0.00          0.00
                                    -------        ------       ------       ------       ------        ------
  Total distributions                 (0.01)        (0.03)       (0.03)       (0.02)       (0.01)        (0.01)
                                    -------        ------       ------       ------       ------        ------
 NET ASSET VALUE, END OF
  PERIOD                              $1.00         $1.00        $1.00        $1.00        $1.00         $1.00
                                    =======        ======       ======       ======       ======        ======
 TOTAL RETURN/2/                       1.42%         3.05%        3.06%        2.04%        0.99%         0.56%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
  (000s)                           $709,029      $970,945     $500,204     $416,048     $356,093      $367,216
  Ratio of net investment
income (loss) to
   average net assets/3/               1.43%         2.94%        3.01%        2.18%        1.00%         0.56%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3/                         0.75%/4/      0.73%        0.73%        0.74%        0.66%         0.50%
  Waived fees and reimbursed
  expenses/3/                         (0.28)%       (0.28)%      (0.28)%      (0.29)%      (0.21)%       (0.05)%
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses/3/                        0.47%/4/      0.45%       0.45%       0.45%        0.45%        0.45%



1 The Fund changed its fiscal year-end from March 31 to February 28.
2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.



3 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:



  For the period ended:   Feb 28, 2009
  Gross Expenses          0.73%
  Net Expenses            0.45%


 46 FINANCIAL HIGHLIGHTS

CASH INVESTMENT MONEY MARKET FUND
SERVICE CLASS SHARES - COMMENCED ON OCTOBER 14, 1987
For a share outstanding throughout each period


                                FEB. 28,        FEB. 29,       FEB. 28,       FEB. 28,       MARCH 31,      MARCH 31,
 FOR THE PERIOD ENDED:           2009             2008           2007         2006/1/          2005           2004
 NET ASSET VALUE, BEGINNING
  OF PERIOD                         $1.00           $1.00          $1.00          $1.00          $1.00          $1.00
 INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
  (loss)                             0.02            0.05           0.05           0.03           0.01           0.01
  Net realized and
unrealized gain (loss)
   on investments                    0.00            0.00           0.00           0.00           0.00           0.00
                                  -------          ------         ------         ------         ------         ------
  Total from investment
  operations                         0.02            0.05           0.05           0.03           0.01           0.01
                                  -------          ------         ------         ------         ------         ------
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                           (0.02)          (0.05)         (0.05)         (0.03)         (0.01)         (0.01)
  Distributions from net             0.00            0.00           0.00           0.00           0.00           0.00
  realized gain
                                  -------          ------         ------         ------         ------         ------
  Total distributions               (0.02)          (0.05)         (0.05)         (0.03)         (0.01)         (0.01)
                                  -------          ------         ------         ------         ------         ------
 NET ASSET VALUE, END OF
  PERIOD                            $1.00           $1.00          $1.00          $1.00          $1.00          $1.00
                                  =======          ======         ======         ======         ======         ======
 TOTAL RETURN/2/                     2.02%           4.75%          4.80%          2.92%          1.30%          0.70%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
  (000s)                       $6,358,514      $7,374,749     $6,328,867     $5,793,762     $6,879,632     $8,472,548
  Ratio of net investment
income (loss) to
   average net assets/3/             1.99%           4.64%          4.71%          3.12%          1.26%          0.70%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3/                       0.56%/4/        0.54%          0.54%          0.54%          0.55%          0.55%
  Waived fees and reimbursed
  expenses/3/                       (0.04)%         (0.04)%        (0.04)%        (0.04)%        (0.05)%        (0.06)%
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses/3/                       0.52%/4/        0.50%          0.50%          0.50%          0.50%          0.49%



1 The Fund changed its fiscal year-end from March 31 to February 28.
2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.



3 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:



  For the period ended:   Feb. 28, 2009
  Gross Expenses          0.54%
  Gross Expenses          0.50%


                                                         FINANCIAL HIGHLIGHTS 47

GOVERNMENT MONEY MARKET FUND
SERVICE CLASS SHARES - COMMENCED ON NOVEMBER 16, 1987
For a share outstanding throughout each period


                                 FEB. 28,        FEB. 29,       FEB. 28,       FEB. 28,       MARCH 31,      MARCH 31,
 FOR THE PERIOD ENDED:            2009             2008           2007         2006/1/          2005           2004
 NET ASSET VALUE, BEGINNING
  OF PERIOD                          $1.00           $1.00          $1.00          $1.00          $1.00          $1.00
 INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
  (loss)                              0.01            0.04           0.05           0.03           0.01           0.01
  Net realized and
unrealized gain (loss)
   on investments                     0.00            0.00           0.00           0.00           0.00           0.00
                                   -------          ------         ------         ------         ------         ------
  Total from investment
  operations                          0.01            0.04           0.05           0.03           0.01           0.01
                                   -------          ------         ------         ------         ------         ------
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                            (0.01)          (0.04)         (0.05)         (0.03)         (0.01)         (0.01)
  Distributions from net
  realized gain                       0.00            0.00           0.00           0.00           0.00           0.00
                                   -------          ------         ------         ------         ------         ------
  Total distributions                (0.01)          (0.04)         (0.05)         (0.03)         (0.01)         (0.01)
                                   -------          ------         ------         ------         ------         ------
 NET ASSET VALUE, END OF
  PERIOD                             $1.00           $1.00          $1.00          $1.00          $1.00          $1.00
                                   =======          ======         ======         ======         ======         ======
 TOTAL RETURN/2/                      1.35%           4.52%          4.76%          2.91%          1.26%          0.65%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
  (000s)                        $6,342,777      $6,350,025     $5,656,867     $5,350,480     $5,230,613     $4,767,774
  Ratio of net investment
income (loss) to
   average net assets/3/            1.31%            4.42%          4.66%          3.13%          1.26%          0.65%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3/                        0.54%/4/        0.54%          0.54%          0.55%          0.55%          0.55%
  Waived fees and reimbursed
  expenses/3/                        (0.03)%         (0.04)%        (0.04)%        (0.05)%        (0.05)%        (0.05)%
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses/3/                      0.51%/4/         0.50%          0.50%          0.50%          0.50%          0.50%



1 The Fund changed its fiscal year-end from March 31 to February 28.
2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.



3 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:



  For the period ended:   Feb. 28, 2009
  Gross Expenses          0.53%
  Net Expenses            0.50%


 48 FINANCIAL HIGHLIGHTS

NATIONAL TAX-FREE MONEY MARKET FUND
SERVICE CLASS SHARES - COMMENCED ON AUGUST 3, 1993
For a share outstanding throughout each period


                                 FEB. 28,        FEB. 29,      FEB. 28,       FEB. 28,       MARCH 31,      MARCH 31,
 FOR THE PERIOD ENDED:            2009             2008          2007         2006/1/          2005           2004
 NET ASSET VALUE, BEGINNING
  OF PERIOD                          $1.00           $1.00         $1.00          $1.00          $1.00          $1.00
 INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
  (loss)                              0.01            0.03          0.03           0.02           0.01           0.01
  Net realized and
unrealized gain (loss)
   on investments                     0.00            0.00          0.00           0.00           0.00           0.00
                                   -------          ------        ------         ------         ------         ------
  Total from investment
  operations                          0.01            0.03          0.03           0.02           0.01           0.01
                                   -------          ------        ------         ------         ------         ------
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                            (0.01)          (0.03)        (0.03)         (0.02)         (0.01)         (0.01)
  Distributions from net
  realized gain                       0.00            0.00          0.00           0.00           0.00           0.00
                                   -------          ------        ------         ------         ------         ------
  Total distributions                (0.01)          (0.03)        (0.03)         (0.02)         (0.01)         (0.01)
                                   -------          ------        ------         ------         ------         ------
 NET ASSET VALUE, END OF
  PERIOD                             $1.00           $1.00         $1.00          $1.00          $1.00          $1.00
                                   =======          ======        ======         ======         ======         ======
 TOTAL RETURN/2/                      1.52%           3.12%         3.13%          2.08%          1.02%          0.62%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
  (000s)                        $1,875,018      $1,674,047    $1,303,728     $1,160,594     $1,195,511     $1,262,512
  Ratio of net investment
income (loss) to
   average net assets/3/            1.47%             3.07%         3.09%          2.23%          1.01%          0.62%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3/                        0.57%/4/        0.55%         0.55%          0.56%          0.55%          0.55%
  Waived fees and reimbursed
  expenses/3/                        (0.10)%         (0.10)%       (0.10)%        (0.11)%        (0.10)%        (0.10)%
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses/3/                      0.47%/4/         0.45%         0.45%          0.45%          0.45%          0.45%



1 The Fund changed its fiscal year-end from March 31 to February 28.
2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.



3 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:



  For the period ended:   Feb. 28, 2009
  Gross Expenses          0.55%
  Net Expenses            0.45%


                                                         FINANCIAL HIGHLIGHTS 49

PRIME INVESTMENT MONEY MARKET
SERVICE CLASS SHARES - COMMENCED ON SEPTEMBER 2, 1998
For a share outstanding throughout each period


                                 FEB. 28,        FEB. 29,      FEB. 28,      FEB. 28,       MARCH 31,    MARCH 31,
 FOR THE PERIOD ENDED:            2009             2008          2007         2006/1/         2005         2004
 NET ASSET VALUE, BEGINNING
  OF PERIOD                          $1.00           $1.00         $1.00         $1.00         $1.00         $1.00
 INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
  (loss)                              0.02            0.05          0.05          0.03          0.01          0.01
  Net realized and
unrealized gain (loss)
   on investments                     0.00            0.00          0.00          0.00          0.00          0.00
                                   -------          ------        ------        ------        ------        ------
  Total from investment
  operations                          0.02            0.05          0.05          0.03          0.01          0.01
                                   -------          ------        ------        ------        ------        ------
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                            (0.02)          (0.05)        (0.05)        (0.03)        (0.01)        (0.01)
  Distributions from net
  realized gain                       0.00            0.00          0.00          0.00          0.00          0.00
                                   -------          ------        ------        ------        ------        ------
  Total distributions                (0.02)          (0.05)        (0.05)        (0.03)        (0.01)        (0.01)
                                   -------          ------        ------        ------        ------        ------
 NET ASSET VALUE, END OF
  PERIOD                             $1.00           $1.00         $1.00         $1.00         $1.00         $1.00
                                   =======          ======        ======        ======        ======        ======
 TOTAL RETURN/2/                      1.87%           4.63%         4.74%         2.90%         1.22%         0.60%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
  (000s)                        $1,226,787      $1,402,557    $1,190,293    $1,332,129      $816,105    $1,466,176
  Ratio of net investment
income (loss) to
   average net assets/3/              1.83%           4.55%         4.64%         3.18%         1.20%         0.59%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3/                        0.57%/4/        0.55%         0.55%         0.55%         0.55%         0.55%
  Waived fees and reimbursed
  expenses/3/                         0.00            0.00%         0.00%         0.00%         0.00%        (0.01)%
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses/3/                        0.57%/4/        0.55%         0.55%         0.55%         0.55%         0.54%



1 The Fund changed its fiscal year-end from March 31 to February 28.
2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.



3 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:



  For the period ended:   Feb. 28, 2009
  Gross Expenses          0.55%
  Net Expenses            0.55%


 50 FINANCIAL HIGHLIGHTS

TREASURY PLUS MONEY MARKET FUND
SERVICE CLASS SHARES - COMMENCED ON OCTOBER 1, 1985
For a share outstanding throughout each period


                                 FEB. 28,      FEB. 29,       FEB. 28,      FEB. 28,      MARCH 31,      MARCH 31,
 FOR THE PERIOD ENDED:            2009           2008           2007        2006/1/         2005           2004
 NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00           $1.00          $1.00        $1.00          $1.00          $1.00
 INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.01            0.04           0.05         0.03           0.01           0.01
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                   0.00            0.00           0.00         0.00           0.00           0.00
                                 -------          ------         ------       ------         ------         ------
  Total from investment
  operations                        0.01            0.04           0.05         0.03           0.01           0.01
                                 -------          ------         ------       ------         ------         ------
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                          (0.01)          (0.04)         (0.05)       (0.03)         (0.01)         (0.01)
  Distributions from net
  realized gain                     0.00            0.00           0.00         0.00           0.00           0.00
                                 -------          ------         ------       ------         ------         ------
  Total distributions              (0.01)          (0.04)         (0.05)       (0.03)         (0.01)         (0.01)
                                 -------          ------         ------       ------         ------         ------
 NET ASSET VALUE, END OF
  PERIOD                           $1.00           $1.00          $1.00        $1.00          $1.00          $1.00
                                 =======          ======         ======       ======         ======         ======
 TOTAL RETURN/2/                    0.88%           4.14%          4.70%        2.78%          1.17%          0.60%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
  (000s)                        $862,686      $1,187,468     $1,283,813     $940,104     $1,205,795     $1,324,943
  Ratio of net investment
income (loss) to
   average net assets/3/            0.93%           4.11%          4.61%        2.99%          1.12%          0.60%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3/                      0.56%/4/        0.55%          0.55%        0.55%          0.56%          0.55%
  Waived fees and reimbursed
  expenses/3/                      (0.15)%         (0.05)%        (0.05)%      (0.05)%        (0.06)%        (0.06)%
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses/3/                     0.41%/4/         0.50%          0.50%        0.50%          0.50%          0.49%



1 The Fund changed its fiscal year-end from March 31 to February 28.
2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.



3 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:



  For the period ended:   Feb. 28, 2009
  Gross Expenses          0.55%
  Net Expenses            0.40%


                                                         FINANCIAL HIGHLIGHTS 51

100% TREASURY MONEY MARKET FUND
SERVICE CLASS SHARES - COMMENCED ON DECEMBER 3, 1990
For a share outstanding throughout each period


                                 FEB. 28,        FEB. 29,       FEB. 28,       FEB. 28,       MARCH 31,      MARCH 31,
 FOR THE PERIOD ENDED:            2009             2008           2007         2006/1/          2005           2004
 NET ASSET VALUE, BEGINNING
  OF PERIOD                          $1.00           $1.00          $1.00          $1.00          $1.00          $1.00
 INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income               0.01            0.04           0.04           0.03           0.01           0.01
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                     0.00            0.00           0.00           0.00           0.00           0.00
                                   -------          ------         ------         ------         ------         ------
  Total from investment
  operations                          0.01            0.04           0.04           0.03           0.01           0.01
                                   -------          ------         ------         ------         ------         ------
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                            (0.01)          (0.04)         (0.04)         (0.03)         (0.01)         (0.01)
  Distributions from net
  realized gain                       0.00            0.00           0.00           0.00           0.00           0.00
                                   -------          ------         ------         ------         ------         ------
  Total distributions                (0.01)          (0.04)         (0.04)         (0.03)         (0.01)         (0.01)
                                   -------          ------         ------         ------         ------         ------
 NET ASSET VALUE, END OF
  PERIOD                             $1.00           $1.00          $1.00          $1.00          $1.00          $1.00
                                   =======          ======         ======         ======         ======         ======
 TOTAL RETURN/2/                      0.86%           3.97%          4.44%          2.64%          1.11%          0.53%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
  (000s)                        $7,641,351      $6,039,209     $4,049,964     $3,581,797     $3,031,989     $2,978,019
  Ratio of net investment
income (loss) to
   average net assets/3/              0.74%           3.85%          4.36%          2.89%          1.12%          0.52%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3/                        0.73%/4/        0.73%          0.74%          0.73%          0.68%          0.55%
  Waived fees and reimbursed
  expenses/3/                        (0.27)%         (0.23)%        (0.24)%        (0.23)%        (0.18)%        (0.06)%
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses/3/                        0.46%/4/        0.50%          0.50%          0.50%          0.50%          0.49%



1 The Fund changed its fiscal year-end from March 31 to February 28.
2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.



3 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:



  For the period ended:   Feb. 28, 2009
  Gross Expenses          0.72%
  Net Expenses            0.45%


 52 FINANCIAL HIGHLIGHTS

[GRAPHIC APPEARS HERE]





[GRAPHIC APPEARS HERE]

FOR MORE INFORMATION

More information on each Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com

By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

On the Internet:
www.wellsfargo.com/advantagefunds

From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]




                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------

                                                             079MMS/P1208 (7-09)
                                                          ICA Reg. No. 811-09253
(Copyright) 2009 Wells Fargo Funds Management, LLC. All rights reserved.

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]


                                  JULY 1, 2009


                                   Prospectus

WELLS FARGO ADVANTAGE FUNDS (Reg. TM) - MONEY MARKET FUNDS

California Tax-Free Money Market Trust

Money Market Trust

National Tax-Free Money Market Trust

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

THE FUNDS
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, FEES AND EXPENSES

Key Fund Information                     3
California Tax-Free Money                5
  Market Trust
Money Market Trust                       8
National Tax-Free Money                 11
  Market Trust
Description of Principal                14
  Investment Risks
Portfolio Holdings                      17
  Information

--------------------------------------------------------------------------------

ORGANIZATION AND MANAGEMENT OF
THE FUNDS
INFORMATION ABOUT THE FUNDS' ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY

Organization and Management             18
  of the Funds
About Wells Fargo Funds Trust           18
The Investment Adviser                  18
The Sub-Adviser                         19

--------------------------------------------------------------------------------

YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO BUY AND SELL FUND
SHARES


Compensation to Dealers and             20
  Shareholder
   Servicing Agents
Pricing Fund Shares                     21
How to Buy Shares                       22
How to Sell Shares                      24
Account Policies                        27


--------------------------------------------------------------------------------


OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS



Distributions                           28
Taxes                                   29
Financial Highlights                    30
For More Information            Back Cover


Please find WELLS FARGO ADVANTAGE FUNDS' PRIVACY POLICY inside the back cover of this Prospectus.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202)371-8300.

KEY FUND INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains information about certain Funds within the WELLS FARGO ADVANTAGE FUNDS (Reg. TM) family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management) or the sub-adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS AND PRINCIPAL INVESTMENT STRATEGIES The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

o  what the Fund is trying to achieve;

o  how we intend to invest your money; and

o what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policies of the California Tax-Free Money Market Trust and National Tax-Free Money Market Trust concerning "80% of the Fund's net assets" may only be changed with shareholder approval.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

                                                          KEY FUND INFORMATION 3

--------------------------------------------------------------------------------
ABOUT WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
All Wells Fargo Advantage Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements.

All Wells Fargo Advantage Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, which provides that:
   o Each Fund will seek to maintain a net asset value of $1.00 per share.
   o Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.
   o The dollar-weighted average maturity of each Fund will be 90 days or less.
   o Each Fund will invest only in U.S. dollar-denominated securities.
   o Each Fund will value its assets based on the total market value of all of the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.


Under normal circumstances, the Funds will invest the majority of their assets in First Tier securities. Consistent with Rule 2a-7, a First Tier security is any security that has received the highest possible short-term rating for debt obligations from any two nationally recognized statistical rating organizations (NRSRO), has received one such rating if rated by only one NRSRO, or is deemed by us to be of comparable quality if unrated. A Government security is considered a First Tier security.

--------------------------------------------------------------------------------
TEMPORARY GUARANTEE PROGRAM
On March 31, 2009, the U.S. Department of the Treasury (the "Treasury") announced a second extension of the Temporary Guarantee Program for Money
Market Funds beginning on May 1, 2009 through September 18, 2009 (the "Extended Program"). On April 8, 2009, the Board of Trustees of Wells Fargo Funds Trust and Wells Fargo Variable Trust (collectively, the "Board") unanimously approved the participation of each money market fund in the Extended Program, except for the Treasury Plus Money Market Fund and 100% Treasury Money Market Fund (the "Funds").

Consistent with the Funds' participation in the initial three-month term and the first extension, the Extended Program applies only to shareholders of record of each Fund as of September 19, 2008. Subject to certain conditions and limitations, in the event that the market-based net asset value per share of a Fund falls below $0.995 and the Fund liquidates its holdings, any shares held by an investor in the Fund as of the close of business on September 19, 2008, or held by the investor when the market-based net asset value per share of the Fund falls below $0.995, whichever is less, are insured against loss under the Extended Program. Shares acquired by investors after September 19, 2008 are generally not eligible for protection under the Extended Program.

Participation in the Extended Program required a payment to the Treasury in the amount of either 0.015% or 0.023%, depending upon the market-based net asset value of a Fund as of September 19, 2008 (the "Program Participation Payment"). The Board has determined that the Program Participation Payment is an extraordinary expense that will be borne by each Fund without regard to the expense cap currently in effect for such Fund. The Program Participation Payment is borne by the current assets of each Fund as a whole, notwithstanding that the Extended Program applies to only shareholders of record as of September 19, 2008, as described above.


 4 KEY FUND INFORMATION

CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
5/5/1997

INVESTMENT OBJECTIVE
The California Tax-Free Money Market Trust seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS

Under normal circumstances, we invest:

o  exclusively in high-quality, short-term money market instruments; and
o at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax, federal income tax and federal alternative minimum tax (AMT).

We may also invest:

o  up to 20% of the Fund's net assets in municipal obligations that pay interest subject to federal AMT.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest. We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from federal income tax, including federal AMT, and California individual income tax. We will only purchase First Tier securities. The Fund is considered to be non-diversified.

We invest principally in municipal obligations that pay interest exempt from California individual income tax, federal income tax and federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and federal income tax however, it is possible that the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax, federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax, federal income tax or federal AMT. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.
--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS

The Fund is primarily subject to the risks mentioned below.

   o  California Municipal Securities Risk
   o  Debt Securities Risk
   o  Issuer Risk


   o  Management Risk


   o  Market Risk

   o  Money Market Fund Risk
   o  Municipal Securities Risk
   o  Non-Diversification Risk
   o  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                        CALIFORNIA TAX-FREE MONEY MARKET TRUST 5

--------------------------------------------------------------------------------
PERFORMANCE

The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance is no guarantee of future results.

[GRAPHIC APPEARS HERE]


                                        CALENDAR YEAR RETURNS/1/
                                         AS OF 12/31 EACH YEAR
1999       2000       2001       2002       2003       2004       2005       2006       2007     2008
2.84%      3.46%      2.37%      1.27%      0.84%      1.03%      2.21%      3.22%      3.43%    2.04%



           BEST AND WORST QUARTER
  Best Quarter:       Q4    2000       0.92%
  Worst Quarter:      Q3    2003       0.17%



          The Fund's year-to-date performance through March 31, 2009, was 0.12%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.



 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2008            1 YEAR       5 YEARS       10 YEARS
 CALIFORNIA TAX-FREE MONEY         2.04%        2.38%          2.27%
  MARKET TRUST


 6 CALIFORNIA TAX-FREE MONEY MARKET TRUST

--------------------------------------------------------------------------------
FEES AND EXPENSES

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)



 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees                      0.00%
  Distribution (12b-1) Fees            0.00%
  Other Expenses/1,2/                  0.20%
  TOTAL ANNUAL FUND                    0.20%
  OPERATING EXPENSES
  Fee Waivers                          0.00%
  NET EXPENSE/3/                       0.20%


1 Includes expenses payable to affiliates of Wells Fargo & Company.


2 Other Expenses have not been adjusted to take into account the Fund's participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. Such fees are not reflected in the table. Had these fees been taken into account, Other Expenses would have been 0.22%.
3 The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year      $ 20
   3 Years     $ 64
   5 Years     $113
  10 Years     $255


                                        CALIFORNIA TAX-FREE MONEY MARKET TRUST 7

MONEY MARKET TRUST
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
9/17/1990

INVESTMENT OBJECTIVE
The Money Market Trust seeks current income, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We actively manage a portfolio of high-quality, short-term, U.S. dollar-denominated money market instruments. We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Counter-Party Risk
   o  Debt Securities Risk
   o  Foreign Investment Risk


   o  Issuer Risk


   o  Management Risk

   o  Market Risk
   o  Money Market Fund Risk
   o  Regulatory Risk
   o  U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

 8 MONEY MARKET TRUST

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance is no guarantee of future results.

[GRAPHIC APPEARS HERE]


                                        CALENDAR YEAR RETURNS/1/
                                         AS OF 12/31 EACH YEAR
1999       2000       2001       2002       2003       2004       2005       2006       2007     2008
5.17%      6.46%      4.27%      1.74%      1.07%      1.26%      3.12%      4.97%      5.25%    2.69%



           BEST AND WORST QUARTER
  Best Quarter:       Q4    2000       1.66%
  Worst Quarter:      Q2    2004       0.23%



          The Fund's year-to-date performance through March 31, 2009, was 0.18%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.



 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2008            1 YEAR       5 YEARS       10 YEARS
 MONEY MARKET TRUST                2.69%        3.45%          3.58%


                                                            MONEY MARKET TRUST 9

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)



 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees                      0.00%
  Distribution (12b-1) Fees            0.00%
  Other Expenses/1,2/                  0.20%
  TOTAL ANNUAL FUND                    0.20%
  OPERATING EXPENSES
  Fee Waivers                          0.00%
  NET EXPENSES/3/                      0.20%


1 Includes expenses payable to affiliates of Wells Fargo & Company.


2 Other Expenses have not been adjusted to take into account the Fund's participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. Such fees are not reflected in the table. Had these fees been taken into account, Other Expenses would have been 0.23%.
3 The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and


   o The Funds' operating expenses remain the same.


Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $ 20
   3 Years     $ 64
   5 Years     $113
  10 Years     $255

 10 MONEY MARKET TRUST

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

FUND INCEPTION:
11/10/1997

INVESTMENT OBJECTIVE
The National Tax-Free Money Market Trust seeks current income exempt from federal income tax, while preserving capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest exclusively in high-quality, short-term money market instruments. At least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax (AMT).

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities; however, it is possible that the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Debt Securities Risk
   o  Issuer Risk


   o  Management Risk


   o  Market Risk

   o  Money Market Fund Risk
   o  Municipal Securities Risk
   o  Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                         NATIONAL TAX-FREE MONEY MARKET TRUST 11

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. Please remember that past performance is no guarantee of future results.

[GRAPHIC APPEARS HERE]


                                         CALENDAR YEAR RETURNS
                                         AS OF 12/31 EACH YEAR
1999       2000       2001       2002       2003       2004       2005       2006       2007     2008
3.09%      4.07%      2.73%      1.40%      0.92%      1.03%      2.24%      3.29%      3.51%    2.12%



           BEST AND WORST QUARTER
  Best Quarter:       Q2    2000       1.06%
  Worst Quarter:      Q1    2004       0.18%



          The Fund's year-to-date performance through March 31, 2009, was 0.13%. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.



 AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2008            1 YEAR       5 YEARS       10 YEARS
 NATIONAL TAX-FREE MONEY           2.12%        2.43%          2.43%
  MARKET TRUST


 12 NATIONAL TAX-FREE MONEY MARKET TRUST

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)



 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees                      0.00%
  Distribution (12b-1) Fees            0.00%
  Other Expenses/1,2/                  0.22%
  TOTAL ANNUAL FUND                    0.22%
  OPERATING EXPENSES
  Fee Waivers                          0.02%
  NET EXPENSES/3/                      0.20%


1 Includes expenses payable to affiliates of Wells Fargo & Company.


2 Other Expenses have not been adjusted to take into account the Fund's participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. Such fees are not reflected in the table. Had these fees been taken into account, Other Expenses would have been 0.23%.
3 The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

   1 Year      $ 20
   3 Years     $ 69
   5 Years     $122
  10 Years     $278

                                         NATIONAL TAX-FREE MONEY MARKET TRUST 13

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.


CALIFORNIA MUNICIPAL         Events in California are likely to affect a Fund's investments in California municipal securities.
SECURITIES RISK              Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, housing and construction, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal securities.

COUNTER-PARTY RISK           When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the
                             Fund is exposed to the risk that the other party will not fulfill its contractual obligation.
                             Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

DEBT SECURITIES RISK         Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk.
                             Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

FOREIGN INVESTMENT RISK      Investments in foreign obligations are subject to more risks than U.S. domestic obligations.
                             These additional risks include potentially less liquidity and greater price volatility, as well as risks related to adverse political, regulatory, market or economic developments. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential. In addition, returns realized on foreign securities may be subject to high levels of foreign taxation. Direct investment in foreign securities may involve foreign withholding and other taxes; trade settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. In addition, foreign markets can and often do perform differently than U.S. markets.

ISSUER RISK                  The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.


 14 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

MANAGEMENT RISK              We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.

MARKET RISK                  The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets.
                             The value or liquidity of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline or become illiquid due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline or become illiquid in value simultaneously.

MONEY MARKET FUND RISK       Although each Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a
                             Fund. Generally, short-term funds such as money market funds do not earn as high a level of income as funds that invest in longer-term instruments. Because the Funds invest in short-
                             term instruments, the Fund's dividend yields may be low when short-term market interest rates are low.

MUNICIPAL SECURITIES RISK    Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. A Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation may affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects.
                             Although the Funds strive to invest in municipal securities and other securities with interest that is exempt from federal income taxes, including federal AMT for certain of the Funds, some income earned by Fund investments may be subject to such taxes. The Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by a Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.

NON-DIVERSIFICATION RISK     Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer. (A
                             "diversified" investment company is required by the 1940 Act, generally, with respect to 75%
                             of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)

REGULATORY RISK              Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.


                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 15

U.S. GOVERNMENT OBLIGATIONS  U.S. Government obligations include U.S. Treasury obligations issued by the U.S. Government
RISK                         and securities issued by U.S. Government agencies or government-sponsored entities. While
                             U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, securities issued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. The Government National
                             Mortgage Association (GNMA), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of
                             Veterans Affairs. U.S. Government agencies or government-sponsored entities (i.e. not backed by the full faith and credit of the U.S. Government) include the Federal National
                             Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC).
                             Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.
                             FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.


 16 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------


A description of the WELLS FARGO ADVANTAGE FUNDS' policies and procedures with respect to disclosure of the WELLS FARGO ADVANTAGE FUNDS' portfolio holdings is available in the Funds' Statement of Additional Information and on the WELLS FARGO ADVANTAGE FUNDS' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.


                                               PORTFOLIO HOLDINGS INFORMATION 17

ORGANIZATION AND MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.


The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.


THE INVESTMENT ADVISER


Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Funds' semi-annual report for the fiscal half-year ended August 31, 2008.


Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter, custodian and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

 18 ORGANIZATION AND MANAGEMENT OF THE FUNDS

THE SUB-ADVISER
The following sub-adviser performs day-to-day investment management activities for the Funds. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.
--------------------------------------------------------------------------------
WELLS CAPITAL MANAGEMENT INCORPORATED (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Funds. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 19

COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS
--------------------------------------------------------------------------------

ADDITIONAL PAYMENTS TO DEALERS
In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.


Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).


The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.


More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the WELLS FARGO ADVANTAGE FUNDS website at www.wellsfargo.com/advantagefunds.


 20 COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS

PRICING FUND SHARES
--------------------------------------------------------------------------------



The share price (net asset value per share or NAV) for a Fund is calculated each business day. To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

We calculate the NAV at the following times each business day for the purpose of accepting purchase orders and redemption requests:



 Money Market Trust          10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m., 4:00p.m. and
                             5:00p.m. (ET)

 California Tax-Free Money
Market Trust
                             10:00a.m., 12:00p.m. and 4:00p.m. (ET)
 National Tax-Free Money
  Market Trust



Generally, the NAV is not calculated, and purchase and redemption orders are not accepted, on days that the New York Stock Exchange ("NYSE") is closed. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. An order will be priced at the next NAV calculated after the order is received in proper form by the Fund's transfer agent. Information on the timing of dividend accrual and settlement in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable each Fund to price its shares at $1.00 per share, although each Fund's share price may deviate from $1.00 per share.

The Board has established procedures designed to monitor each Fund's price per share. Funds Management will report to the Board any deviations of more than 0.25% from the Fund's net asset value using the amortized cost valuation method. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, including, but not limited to, establishing a net asset value per share (of less than or more than $1.00) solely by using available market quotations. See the Statement of Additional Information for further disclosure.


                                                          PRICING FUND SHARES 21

HOW TO BUY SHARES
--------------------------------------------------------------------------------

GENERAL NOTES FOR BUYING SHARES

   o MINIMUM INVESTMENTS. These shares have no minimum initial or subsequent investment requirement, but can only be purchased within certain trust or investment advisory accounts. Shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds.


   o PROPER FORM. If the transfer agent receives your application in proper order before the Fund's NAV is calculated, your transactions will be priced at the next calculated NAV. If your application is received after the Fund's last intra-day NAV is calculated, it will be priced at the next business day's first calculated NAV. Failure to complete an account application properly may result in a delay in processing your request. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund's custodian.


   o INSUFFICIENT FUNDS. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid. In the event that your purchase amount is not received by the close of the Federal Funds wire for purchases by wire or Electronic Funds Transfer, we reserve the right to hold you responsible for any losses, expenses or fees incurred by the Fund, its transfer agent or its custodian.

SPECIAL CONSIDERATIONS WHEN INVESTING THROUGH FINANCIAL INTERMEDIARIES:
If a financial intermediary purchases shares on your behalf, you should understand the following:

   o MINIMUM INVESTMENTS AND OTHER TERMS OF YOUR ACCOUNT. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum and subsequent investment amounts and/or earlier transaction deadlines than those stated in this Prospectus. Please consult an account representative from your financial intermediary for specifics.

   o RECORDS ARE HELD IN FINANCIAL INTERMEDIARY'S NAME. Financial intermediaries are usually the holders of record for shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.

   o PURCHASE/REDEMPTION ORDERS. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

   o SHAREHOLDER COMMUNICATIONS. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

ALL INVESTORS SHOULD UNDERSTAND THE FOLLOWING:

   o U.S. DOLLARS ONLY. All payments must be made in U.S. dollars and all checks must be drawn on U.S. banks. It is expected that purchases in the form of investment checks do not accrue dividends until the next business day after receipt.

   o RIGHT TO REFUSE AN ORDER. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

   o TRADE REQUESTS. For the benefit of the Funds, we request that trades be placed as early in the day as possible.

 22 HOW TO BUY SHARES

   o EARNINGS DISTRIBUTIONS. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds Wire, which is normally 6:00 p.m. (ET), dividends will accrue as follows:

 IF A PROPER ORDER IS
  RECEIVED:                   DIVIDENDS BEGIN TO ACCRUE:
  National Tax-Free Money
  Market Trust
  California Tax-Free Money
  Market Trust
  o By 12:00 p.m. (ET)        Same Business Day
  o After 12:00 p.m. (ET)     Next Business Day
----------------------------  ----------------------------
  Money Market Trust
  o By 5:00 p.m. (ET)         Same Business Day
  o After 5:00 p.m. (ET)      Next Business Day
----------------------------  ----------------------------

                                                            HOW TO BUY SHARES 23

HOW TO SELL SHARES
--------------------------------------------------------------------------------

These shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

 SELLING SHARES              TO SELL SOME OR ALL OF YOUR SHARES
---------------------------  ---------------------------------------------------------------------
 By Telephone /              o To speak with an investor services representative call
 Electronic Funds Transfer     1-800-222-8222 or use the automated phone system at 1-800-368-7550.
(EFT)                        o Redemptions processed by EFT to a linked Wells Fargo Bank
---------------------------    account, and received by the deadlines listed in the
                               "Redemption Orders" section below, will occur same day for
                               Wells Fargo Advantage money market funds.
                             o Transfers made to a Wells Fargo Bank Account are made
                               available sooner than transfers to an unaffiliated institution.
                             o Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.
                             NOTE: Telephone transactions such as redemption requests
                             made over the phone generally require only one of the
                             account owners to call unless you have instructed us
                             otherwise.
                             ---------------------------------------------------------------------
 By Wire                     o To arrange for a Federal Funds wire, call 1-800-222-8222.
---------------------------  o Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.
                             o We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so. Please contact your bank to verify any charges that it may assess for an incoming wire transfer.
                             ---------------------------------------------------------------------
 By Internet                 Visit our Web site at www.wellsfargo.com/advantagefunds.
---------------------------  ---------------------------------------------------------------------
 In Person                   Investors are welcome to visit the Investor Center in person to ask
---------------------------  questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051.
                             ---------------------------------------------------------------------

GENERAL NOTES FOR SELLING SHARES:


   o PROPER FORM. We will process requests to sell shares at the next NAV calculated after a request in proper form is received by the transfer agent.


   o RIGHT TO DELAY PAYMENT. For the California Tax-Free Money Market Trust and the National Tax-Free Money Market Trust, we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under extraordinary circumstances. For the Money Market Trust, we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances.

     We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with

 24 HOW TO SELL SHARES
     reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

     Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Money Market Trust, and for longer than seven days for the California Tax-Free Money Market Trust and the National Tax-Free Money Market Trust. Generally, those extraordinary circumstances are when:
     (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

   o REDEMPTION IN KIND. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

   o RETIREMENT PLANS AND OTHER PRODUCTS. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

   o PAYMENT OF DIVIDENDS. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

   o REDEMPTION ORDERS. Wire redemptions will be processed and earn dividends as listed in the table below.

 IF A PROPER ORDER IS
  RECEIVED:                  PROCEEDS WIRED                 DIVIDENDS
---------                    -----------------------------  -----------------------------
 National Tax-Free Money
  Market Trust
 California Tax-Free Money
  Market Trust
 o By 12:00 p.m. (ET)        Same Business Day              Not earned on day of request
 o After 12:00 p.m. (ET)     Next Business Day              Earned on day of request
 Money Market Trust
 o By 5:00 p.m. (ET)         Same Business Day              Not earned on day of request
 o After 5:00 p.m. (ET)      Next Business Day              Earned on day of request
---------------------------  -----------------------------  -----------------------------

FREQUENT PURCHASE AND REDEMPTION OF FUND SHARES

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into a money market Fund.


Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds' policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.


                                                           HOW TO SELL SHARES 25

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.


 26 HOW TO SELL SHARES

ACCOUNT POLICIES
--------------------------------------------------------------------------------

ADVANCE NOTICE OF LARGE TRANSACTIONS
We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

HOUSEHOLDING
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

TRANSACTION AUTHORIZATIONS
Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor WELLS FARGO ADVANTAGE FUNDS will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                             ACCOUNT POLICIES 27

DISTRIBUTIONS
--------------------------------------------------------------------------------

The Funds declare distributions of any net investment income daily, and make such distributions monthly. The Funds make distributions of any realized net capital gains annually. Your distributions will be automatically reinvested in additional shares, unless your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Advantage Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested. To change the current option for payment of distributions, please contact your Institution.

 28 DISTRIBUTIONS

TAXES
--------------------------------------------------------------------------------

The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and California income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. It is intended that distributions of the California Tax-Free Money Market Trust's and National Tax-Free Money Market Trust's net interest income from municipal obligations generally will not be subject to federal income tax, although a portion of such distributions could be subject to federal AMT. It is intended that distributions of the California Tax-Free Money Market Trust's net interest income from California state and municipal obligations generally will not be subject to California individual income tax. Distributions of ordinary income from the California Tax-Free, the Money Market Trust and the National Tax-Free Money Market Trust attributable to other sources, if any, and of ordinary income from the Money Market Trust attributable to all sources, if any, generally will be taxable to you as ordinary income.

Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

To the extent a distribution from a Fund is taxable, such distributions generally will be taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. Following the end of every year, we will notify you of the federal income tax status of your distributions for the year.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.

                                                                        TAXES 29

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following tables are intended to help you understand each Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period. The information, along with the report of an independent registered public accounting firm and each Fund's financial statements, is also contained in each Fund's annual report, a copy of which is available upon request.


 30 FINANCIAL HIGHLIGHTS

CALIFORNIA TAX-FREE MONEY MARKET TRUST
COMMENCED ON MAY 5, 1997
For a share outstanding throughout each period


                                      FEB. 28,       FEB. 29,    FEB. 28,    FEB. 28,    MARCH 31,   MARCH 31,
 FOR THE PERIOD ENDED:                  2009           2008        2007      2006/1/       2005        2004
 NET ASSET VALUE, BEGINNING
  OF PERIOD                               $1.00         $1.00       $1.00       $1.00       $1.00       $1.00
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income
  (loss)                                   0.02          0.03        0.03        0.02        0.01        0.01
  Net realized and
unrealized gain (loss)
   on investments                          0.00          0.00        0.00        0.00        0.00        0.00
                                         ------        ------      ------      ------      ------      ------
  Total from investment
  operations                               0.02          0.03        0.03        0.02        0.01        0.01
                                         ------        ------      ------      ------      ------      ------
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                 (0.02)        (0.03)      (0.03)      (0.02)      (0.01)      (0.01)
  Distributions from net
  realized gain                            0.00          0.00        0.00        0.00        0.00        0.00
                                         ------        ------      ------      ------      ------      ------
  Total distributions                     (0.02)        (0.03)      (0.03)      (0.02)      (0.01)      (0.01)
                                         ------        ------      ------      ------      ------      ------
 NET ASSET VALUE, END OF
  PERIOD                                  $1.00         $1.00       $1.00       $1.00       $1.00       $1.00
                                         ======        ======      ======      ======      ======      ======
 TOTAL RETURN/2/                           1.69%         3.31%       3.31%       2.26%       1.24%       0.82%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
  (000s)                               $651,563      $720,667    $573,293    $485,164    $556,885    $501,853
  Ratio of net investment
income (loss) to
   average net assets/3/                   1.66%         3.24%       3.26%       2.43%       1.24%       0.81%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3/                             0.22%/5/      0.21%       0.21%       0.21%       0.21%       0.21%
  Waived fees and reimbursed
  expenses/3/                              0.00%/4/     (0.01)%     (0.01)%     (0.01)%     (0.01)%     (0.01)%
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses/3/                             0.22%/5/      0.20%       0.20%       0.20%       0.20%       0.20%



1 The Fund changed its fiscal year-end from March 31 to February 28.
2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.



3 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 Amount calculated is less than 0.005%.
5 The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:



  For the period ended:   Feb 28, 2009
  Gross Expenses          0.20%
  Net Expenses            0.20%


                                                         FINANCIAL HIGHLIGHTS 31

MONEY MARKET TRUST
COMMENCED ON SEPTEMBER 17, 1990
For a share outstanding throughout each period


                                    FEB. 28,           FEB. 29,             FEB. 28,       FEB. 28,      MARCH 31,       MARCH 31,
 FOR THE PERIOD ENDED                2009               2008                 2007          2006/1/         2005            2004
 NET ASSET VALUE, BEGINNING           $1.00              $1.00                $1.00          $1.00          $1.00           $1.00
  OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                0.02               0.05                 0.05           0.03           0.02            0.01
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                      0.00               0.00                 0.00           0.00           0.00            0.00
                                     -------            ------               ------         ------         ------          ------
  Total from investment                0.02               0.05                 0.05           0.03           0.02            0.01
                                     -------            ------               ------         ------         ------          ------
  operations
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                             (0.02)             (0.05)               (0.05)         (0.03)         (0.02)          (0.01)
  Distributions from net               0.00               0.00                 0.00           0.00           0.00            0.00
                                     -------            ------               ------         ------         ------          ------
  realized gain                                                               (0.05)         (0.03)         (0.02)          (0.01)
  Total distributions                 (0.02)             (0.05)              ------         ------         ------          ------
                                     -------            ------
 NET ASSET VALUE, END OF              $1.00              $1.00                $1.00          $1.00          $1.00           $1.00
                                     =======            ======               ======         ======         ======          ======
  PERIOD
 TOTAL RETURN/2/                       2.16%              5.05%                5.13%          3.23%          1.61%           1.00%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period        $2,614,623         $3,754,221          $2,674,810     $2,599,058     $2,070,151     $1,448,899
  (000s)
  Ratio of net investment
income (loss) to
   average net assets/3/               2.21%              4.90%                5.03%          3.53%          1.59%           0.98%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3/                         0.23%/5/           0.20%                0.20%          0.20%          0.20%           0.21%
  Waived fees and reimbursed           0.00%/4/           0.00%/4/             0.00%/4/       0.00%/4/       0.00%/4/       (0.01)%
  expenses/3/
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses/4/                         0.23%/5/           0.20%                0.20%          0.20%          0.20%           0.20%



1 The Fund changed its fiscal year-end from March 31 to February 28.
2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.



3 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 Amount calculated is less than 0.005%.
5 The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:



  For the period ended   Feb 28, 2009
  Gross Expenses         0.20%
  Net Expenses           0.20%


 32 FINANCIAL HIGHLIGHTS

NATIONAL TAX-FREE MONEY MARKET TRUST
COMMENCED ON NOVEMBER 10, 1997
For a share outstanding throughout each period


                                      FEB. 28,       FEB. 29,    FEB. 28,    FEB. 28,    MARCH 31,   MARCH 31,
 FOR THE PERIOD ENDED:                 2009            2008        2007      2006/1/       2005        2004
 NET ASSET VALUE, BEGINNING
  OF PERIOD                             $1.00          $1.00       $1.00       $1.00       $1.00       $1.00
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income
  (loss)                                 0.02           0.03        0.03        0.02        0.01        0.01
  Net realized gain (loss)
  on investments                         0.00           0.00        0.00        0.00        0.00        0.00
                                       -------        ------      ------      ------      ------      ------
  Total from investment
  operations                             0.02           0.03        0.03        0.02        0.01        0.01
                                       -------        ------      ------      ------      ------      ------
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                               (0.02)         (0.03)      (0.03)      (0.02)      (0.01)      (0.01)
  Distributions from net
  realized gain                          0.00           0.00        0.00        0.00        0.00        0.00
                                       -------        ------      ------      ------      ------      ------
  Total distributions                   (0.02)         (0.03)      (0.03)      (0.02)      (0.01)      (0.01)
                                       -------        ------      ------      ------      ------      ------
 NET ASSET VALUE, END OF
  PERIOD                                $1.00          $1.00       $1.00       $1.00       $1.00       $1.00
                                       =======        ======      ======      ======      ======      ======
 TOTAL RETURN/2/                         1.78%          3.36%       3.39%       2.30%       1.25%       0.86%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
  (000s)                             $363,678       $324,273    $295,865    $599,064    $293,653    $563,985
  Ratio of net investment
income (loss) to
   average net assets/3/                 1.65%          3.31%       3.31%       2.49%       1.18%       0.86%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3/                           0.23%/4/       0.22%       0.21%       0.21%       0.22%       0.21%
  Waived fees and reimbursed
  expenses/3/                           (0.02)%        (0.02)%     (0.01)%     (0.01)%     (0.02)%     (0.01)%
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses/3/                           0.21%/4/       0.20%       0.20%       0.20%       0.20%       0.20%



1 The Fund changed its fiscal year-end from March 31 to February 28.
2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.



3 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program:



  For the period ended:   Feb 28, 2009
  Gross Expenses          0.22%
  Net Expenses            0.20%


                                                         FINANCIAL HIGHLIGHTS 33

[GRAPHIC APPEARS HERE]





[GRAPHIC APPEARS HERE]

FOR MORE INFORMATION

More information on each Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com

By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

On the Internet:
www.wellsfargo.com/advantagefunds

From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]




                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------

                                                             079MMT/P1209 (7-09)
                                                          ICA Reg. No. 811-09253
(Copyright) 2009 Wells Fargo Funds Management, LLC. All rights reserved.

                      STATEMENT OF ADDITIONAL INFORMATION


                                  July 1, 2009


                            WELLS FARGO FUNDS TRUST
                           Telephone: 1-800-222-8222

           WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND
          WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST
            WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND
               WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND
              WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND/SM/
               WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND
                    WELLS FARGO ADVANTAGE MONEY MARKET FUND
                    WELLS FARGO ADVANTAGE MONEY MARKET TRUST
               WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND
           WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND
           WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST
             WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND/SM/
            WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND
             WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND
             WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND

CLASS A, CLASS B, ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, INVESTOR CLASS,
                  SELECT CLASS, SERVICE CLASS AND SINGLE CLASS

     Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about fifteen series of the Trust in the Wells Fargo Advantage family of funds - the above referenced Funds (each, a "Fund" and collectively, the "Funds"). Each Fund, except the California Tax-Free Money Market Fund, California Tax-Free Money Market Trust and Minnesota Money Market Fund, is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Funds offer certain classes of shares as indicated in the chart below. This SAI relates to all such classes of shares.

                                          CLASS   CLASS   ADMINISTRATOR   INSTITUTIONAL   INVESTOR   SERVICE   SELECT   SINGLE
FUNDS                                       A       B         CLASS           CLASS         CLASS     CLASS     CLASS    CLASS
 California Tax-Free Money Market Fund      0                                   0                       0
 California Tax-Free Money Market Trust                                                                                   0
 Cash Investment Money Market Fund                              0               0                       0         0
 Government Money Market Fund               0                   0               0                       0
 Heritage Money Market Fund                                     0               0                                 0
 Minnesota Money Market Fund                0
 Money Market Fund                          0       0                                         0
 Money Market Trust                                                                                                       0
 Municipal Money Market Fund                                                    0             0
 National Tax-Free Money Market Fund        0                   0               0                       0
 National Tax-Free Money Market Trust                                                                                     0
 Overland Express Sweep Fund                                                                                              0
 Prime Investment Money Market Fund                                             0                       0
 Treasury Plus Money Market Fund            0                   0               0                       0
 100% Treasury Money Market Fund            0                                                           0


     This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectuses (each a "Prospectus" and collectively, the "Prospectuses") dated July 1, 2009. The audited financial statements for the Funds, which include the portfolios of investments and report of the independent registered public accounting firm for the fiscal year ended February 28, 2009, are hereby incorporated by reference to the Funds' Annual Reports. The Prospectuses, Annual Reports and Semi-Annual Reports may be obtained free of charge by visiting our Web site at www.wellsfargo.com/advantagefunds, calling 1-800-222-8222 or writing to WELLS FARGO ADVANTAGE FUNDS (Reg. TM), P.O. Box 8266, Boston, MA 02266-8266.
MMFS/FASAI08 (07/09)

                                TABLE OF CONTENTS


                                                                    PAGE
                                                                    ----
HISTORICAL FUND INFORMATION                                            1
 Fundamental Investment Policies                                       2
 Non-Fundamental Investment Policies                                   3
PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS                   4
SPECIAL CONSIDERATIONS AFFECTING CALIFORNIA MUNICIPAL OBLIGATIONS     11
SPECIAL CONSIDERATIONS AFFECTING MINNESOTA MUNICIPAL OBLIGATIONS      19
MANAGEMENT                                                            20
 Trustees and Officers                                                20
 Investment Adviser                                                   24
 Investment Sub-Adviser                                               27
 Administrator                                                        28
 Distributor                                                          31
 Custodian                                                            33
 Fund Accountant                                                      33
 Transfer and Distribution Disbursing Agent                           33
 Underwriting Commissions                                             33
 Code of Ethics                                                       34
DETERMINATION OF NET ASSET VALUE                                      34
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                        35
PORTFOLIO TRANSACTIONS                                                37
FUND EXPENSES                                                         40
FEDERAL INCOME TAXES                                                  40
PROXY VOTING POLICIES AND PROCEDURES                                  49
POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS     51
CAPITAL STOCK                                                         53
OTHER INFORMATION                                                     62
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                         62
FINANCIAL INFORMATION                                                 63
APPENDIX                                                             A-1

                           HISTORICAL FUND INFORMATION

     On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust (each, a "Trustee" and collectively, the "Board" or "Trustees") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to certain Funds of the Trust (the "Reorganization"). Prior to November 5, 1999, the effective date of the Reorganization, the Funds had only nominal assets.

     In August and September 2004, the Boards of Directors of the Strong family of funds ("Strong") and the Board of the Trust approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Strong mutual funds into various Funds of the Trust. The effective date of the reorganization was April 8, 2005.

     The Funds described in this SAI, except the Minnesota Money Market Fund, were created as part of either the reorganization of the Stagecoach family of funds that were advised by Wells Fargo Bank, N.A. ("Wells Fargo Bank" or the "Custodian"), and the Norwest Advantage family of funds that were advised by Norwest Investment Management, Inc. ("NIM"), into a single mutual fund complex, or the reorganization of Strong, advised by Strong Capital Management, Inc. ("SCM"), and the WELLS FARGO ADVANTAGE FUNDS/SM/, advised by Wells Fargo Funds Management, LLC ("Funds Management" or the "Adviser") into a single mutual fund complex. The Reorganization followed the merger of the advisers' parent companies. The reorganization between Strong and the WELLS FARGO ADVANTAGE FUNDS followed the acquisition of certain asset management arrangements of SCM by Wells Fargo & Company.

     The chart below indicates the predecessor Stagecoach, Norwest and Strong Funds that are the accounting survivors of the WELLS FARGO ADVANTAGE FUNDS, as applicable.

WELLS FARGO ADVANTAGE FUNDS                PREDECESSOR FUNDS
----------------------------------------   -----------------------------------------------------------
California Tax-Free Money Market Fund      Stagecoach California Tax-Free Money Market Fund
California Tax-Free Money Market Trust     Stagecoach California Tax-Free Money Market Trust
Cash Investment Money Market Fund          Norwest Cash Investment Fund
Government Money Market Fund               Norwest U.S. Government Fund
Heritage Money Market Fund                 Strong Heritage Money Market Fund
Money Market Fund                          Stagecoach Money Market Fund
Money Market Trust                         Stagecoach Money Market Trust
Municipal Money Market Fund                Strong Municipal Money Market Fund
National Tax-Free Money Market Fund        Norwest Municipal Money Market Fund
National Tax-Free Money Market Trust       Stagecoach National Tax-Free Money Market Trust
Overland Express Sweep Fund                Stagecoach Overland Express Sweep Fund
Prime Investment Money Market Fund         Norwest Ready Cash Investment Fund (Public Entities Shares)
Treasury Plus Money Market Fund            Stagecoach Treasury Plus Money Market Fund
100% Treasury Money Market Fund            Norwest Treasury Fund

     The CALIFORNIA TAX-FREE MONEY MARKET FUND commenced operations on November 8, 1999 as successor to the California Tax-Free Money Market Fund of Stagecoach. The predecessor Stagecoach California Tax-Free Money Market Fund was originally organized as a fund of Stagecoach and commenced operations on January 1, 1992.

     The CALIFORNIA TAX-FREE MONEY MARKET TRUST commenced operations on November 8, 1999 as successor to the California Tax-Free Money Market Trust of Stagecoach. The predecessor Stagecoach California Tax-Free Money Market Trust was originally organized on May 5, 1997.

     The CASH INVESTMENT MONEY MARKET FUND commenced operations on November 8, 1999 as successor to the Administrative, Service and Institutional Class shares of the Prime Money Market Fund of Stagecoach and the Service Class shares of the Cash Investment Fund of Norwest. (The Administrative Class shares were merged into the Service Class at this time.) The predecessor Norwest Cash Investment Fund, which is considered the surviving entity for accounting purposes, commenced operations on October 14, 1987.

     The GOVERNMENT MONEY MARKET FUND commenced operations on November 8, 1999 as successor to the Government Money Market Fund of Stagecoach and the U.S. Government Fund of Norwest. The predecessor Norwest U.S. Government Fund, which is considered the surviving entity for accounting purposes, commenced operations on November 16, 1987.

     The HERITAGE MONEY MARKET FUND commenced operations on April 11, 2005, as successor to the Strong Heritage Money Market Fund. The predecessor Strong Heritage Money Market Fund commenced operations on June 29, 1995.

     The MINNESOTA MONEY MARKET FUND commenced operations on August 14, 2000.

     The MONEY MARKET FUND commenced operations on November 8, 1999 as successor to the Class A shares of the Prime Money Market Fund of Stagecoach, the Money Market Fund of Stagecoach and the Ready Cash Investment Fund of Norwest. The predecessor Stagecoach Money Market Fund, which is considered the surviving entity for accounting purposes, commenced operations on July 1, 1992.

     The MONEY MARKET TRUST commenced operations on November 8, 1999 as successor to the Money Market Trust of Stagecoach. The Stagecoach Money Market Trust commenced operations on September 6, 1996 as successor to the Money Market Trust of Pacifica Funds Trust ("Pacifica"). The Pacifica portfolio commenced operations on October 1, 1995 as the successor to the Money Market Fund of Westcore Trust, which originally commenced operations on September 17, 1990.

     The MUNICIPAL MONEY MARKET FUND commenced operations on April 11, 2005, as successor to the Strong Municipal Money Market Fund. The predecessor Strong Municipal Money Market Fund commenced operations on October 23, 1986.

     The NATIONAL TAX-FREE MONEY MARKET FUND commenced operations on November 8, 1999 as successor to the Institutional Class shares of the National Tax-Free Money Market Fund of Stagecoach and the Service Class shares of the Municipal Money Market Fund of Norwest. The predecessor Norwest Municipal Money Market Fund, which is considered the surviving entity for accounting purposes, commenced operations on January 7, 1988. The Fund changed its name from the National Tax-Free Institutional Money Market Fund to the National Tax-Free Money Market Fund effective July 28, 2003.

     The NATIONAL TAX-FREE MONEY MARKET TRUST commenced operations on November 8, 1999 as successor to the National Tax-Free Money Market Trust of Stagecoach. The predecessor Stagecoach National Tax-Free Money Market Trust was originally organized as a fund of Stagecoach and commenced operations on November 10, 1997.

     The OVERLAND EXPRESS SWEEP FUND commenced operations on November 8, 1999 as successor to an investment portfolio originally organized on October 1, 1991 as the Overland Sweep Fund (the "predecessor portfolio") of Overland Express Funds, Inc. ("Overland"), an open-end management investment company formerly advised by Wells Fargo Bank. Effective December 15, 1997, the Overland predecessor portfolio was reorganized as the predecessor Overland Express Sweep Fund of Stagecoach.

     The PRIME INVESTMENT MONEY MARKET FUND commenced operations on November 8, 1999 as successor to the Ready Cash Investment Fund of Norwest. The predecessor Norwest Ready Cash Investment Fund was originally organized as a fund of Norwest and commenced operations on September 2, 1998.

     The TREASURY PLUS MONEY MARKET FUND commenced operations on November 8, 1999 as successor to the Administrative, Service and Institutional Class shares of the Treasury Plus Money Market Fund of Stagecoach and the Service Class shares of the Treasury Plus Fund of Norwest. The predecessor Stagecoach Treasury Plus Money Market Fund, which is considered the surviving entity for accounting purposes, commenced operations on October 1, 1985. The Fund changed its name from the Treasury Plus Institutional Money Market Fund to the Treasury Plus Money Market Fund effective July 28, 2003.

     The 100% TREASURY MONEY MARKET FUND commenced operations on November 8, 1999 as successor to the Treasury Fund of Norwest. The predecessor Norwest Treasury Fund was originally organized as a fund of Norwest and commenced operations on December 3, 1990.

Fundamental Investment Policies
-------------------------------


     Each Fund has adopted the following fundamental investment policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of each Fund.


     THE FUNDS MAY NOT:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (iii) investments in municipal securities (for the purpose of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payments of principal and interest on such bonds or notes is the ultimate responsibility of non-government issuers), (iv) investments in repurchase agreements provided further that each Fund reserves freedom of action to concentrate in the obligations of domestic banks (as such term is interpreted by the Securities and Exchange Commission (the "SEC")) or its staff); and provided further that each of the California Tax-Free Money Market Fund, the California Tax-Free Money Market Trust, the Minnesota Money Market Fund, the National Tax-Free Money Market Fund and the National Tax-Free Money Market Trust (a) may invest 25% or more of the current value of its total assets in private activity bonds or notes that are the ultimate responsibility of non-government issuers conducting their principal business activity in the same industry and (b) may invest 25% or more of the current value of its total assets in securities whose issuers are located in the same state or securities the interest and principal on which are paid from revenues of similar type projects;

     (2) except for the California Tax-Free Money Market Fund, California Tax-Free Money Market Trust and Minnesota Money Market Fund, purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

     (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

     (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;


     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);


     (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments;

     (9) with respect to the California Tax-Free Money Market Fund, the California Tax-Free Money Market Trust, the National Tax-Free Money Market Fund, and the National Tax-Free Money Market Trust, invest less than 80% of net assets plus investment borrowings, under normal circumstances, in investments the income from which (i) is exempt from federal income tax (including federal alternative minimum tax ("AMT")), and (ii) for the state-specific Funds, in investments the income from which is also exempt from such state's income tax; nor

     (10) with respect to the Municipal Money Market Fund, invest less than 80% of net assets plus investment borrowings, under normal circumstances, in municipal obligations that pay interest exempt from federal income tax, but not necessarily the federal AMT; nor

     (11) with respect to the Minnesota Money Market Fund, invest less than 80% of net assets plus investment borrowings, under normal circumstances, in investments exempt from Minnesota individual income taxes.

Non-Fundamental Investment Policies
-----------------------------------

     Each Fund has adopted the following non-fundamental policies; that is, they may be changed by the Trustees at any time without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

     (2) Each Fund may not invest or hold more than 10% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (4) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

     (5) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (6) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (7) Each Fund that is subject to Rule 35d-1 (the "Names Rule") under the 1940 Act, and that has a non-fundamental policy or policies in place to comply with the Names Rule, has adopted the following policy:

     Shareholders will receive at least 60 days notice of any change to a Fund's non-fundamental policy complying with the Names Rule. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type:
"Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

General
-------

     Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

             PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

     Set forth below are descriptions of permitted investment activities for the Funds and their associated risks. The activities are organized into various categories. To the extent that an activity overlaps two or more categories, the activity is referenced only once in this section. The Funds is subject to the limitations as described in this section and elsewhere in this SAI and/or the accompanying Prospectuses. Not all of the Funds participate in all of the investment activities described below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets. Unless otherwise noted or required by applicable law, the percentage limitations and qualitative investment policies included in this SAI or a Fund's Prospectus apply at the time of purchase of a security.


     From time to time, as the prevailing market and interest rate environment dictates, and at the discretion of a Fund's portfolio manager, some portion of the Fund's total net assets may be un-invested. Such a strategy may be deemed advisable during periods where the interest rate on newly issued U.S. Treasury securities is extremely low or where no interest rate is paid at all or where there exists a lack of supply of eligible Treasuries or other government securities for investment. In such a case, fund assets will be held in cash in the Fund's custody account. Cash assets are not income generating and would impact the Fund's current yield.


DEBT SECURITIES
----------------

Asset-Backed Securities
-----------------------


     Asset-backed securities are securities that are secured or "backed" by pools of various types of assets on which cash payments are due at fixed intervals over set periods of time. Asset-backed securities are created in a process called securitization. In a securitization transaction, an originator of loans or an owner of accounts receivable of a certain type of asset class sells such underlying assets in a "true sale" to a special purpose entity, so that there is no recourse to such originator or owner. Payments of principal and interest on asset-backed securities typically are tied to payments made on the pool of underlying assets in the related securitization. Such payments on the underlying assets are effectively "passed through" to the asset-backed security holders on a monthly or other regular, periodic basis. The level of seniority of a particular asset-backed security will determine the priority in which the holder of such asset-backed security is paid, relative to other security holders and parties in such securitization. Examples of underlying assets include consumer loans or receivables, home equity loans, automobile loans or leases, and timeshares, although other types of receivables or assets also may be used as underlying assets.

     While asset-backed securities typically have a fixed, stated maturity date, low prevailing interest rates may lead to an increase in the prepayments made on the underlying assets. This may cause the outstanding balances due on the underlying assets to be paid down more rapidly. As a result, a decrease in the originally anticipated interest from such underlying securities may occur, causing the asset-backed securities to pay-down in whole or in part prior to their original stated maturity date. Prepayment proceeds would then have to be reinvested at the lower prevailing interest rates. Conversely, prepayments on the underlying assets may be less than anticipated, causing an extension in the duration of the asset-backed securities.

     Delinquencies or losses that exceed the anticipated amounts for a given securitization could adversely impact the payments made on the related asset-backed securities. This is a reason why, as part of a securitization, asset-backed securities are often accompanied by some form of credit enhancement, such as a guaranty, insurance policy, or subordination. Credit protection in the form of derivative contracts may also be purchased. In certain securitization transactions, insurance, credit protection, or both may be purchased with respect to only the most senior classes of asset-backed securities, on the underlying collateral pool, or both. The extent and type of credit enhancement varies across securitization transactions.


     In addition to the normal risks associated with debt securities discussed elsewhere in this SAI and the Prospectus(es), asset-backed securities carry additional risks including, but not limited to, the possibility that (i) the pace of payments on underlying assets may be faster or slower than anticipated or payments may be in default; (ii) the creditworthiness of the credit support provider may deteriorate; and (iii) such securities may become less liquid or harder to value as a result of market conditions or other circumstances.

Bank Obligations
-----------------


     Bank obligations include certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund that invests only in debt obligations of domestic issuers. Such risks include possible future political, regulatory or economic developments, the possible imposition of foreign withholding and other taxes (at potentially confiscatory levels) on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different regulatory, accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.


     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

Commercial Paper
----------------

     Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Investments by the Funds in commercial paper will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO"), except that the Funds may purchase unrated commercial paper if, in the opinion of the adviser, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Funds.

Corporate Debt Securities
-------------------------

     Certain of the debt instruments purchased by the Funds may be interest-bearing securities issued by a company, called corporate debt securities. The issuer of a corporate debt security has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a corporate debt security before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate corporate debt securities will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" corporate debt securities, on the other hand, fluctuate much less in response to market interest rate movements than the value of fixed-rate securities. Corporate debt securities may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Corporate debt securities may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

     Investors should be aware that even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Long-term securities are affected to a greater extent by interest rates than shorter-term securities. The values of fixed-income corporate debt securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed to a rating below investment-grade, the particular Fund considers all circumstances deemed relevant in determining whether to continue to hold the security. Certain corporate debt securities that may be purchased by the Fund, such as those rated "Baa" by Moody's Investors Service, Inc. ("Moody's") and "BBB" by Standard & Poor's Rating Group ("S&P") may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher-rated fixed-income securities. Corporate debt securities which are rated "Baa" by Moody's are considered medium grade obligations; they are neither highly protected nor poorly secured, and are considered by Moody's to have speculative characteristics. Securities rated "BBB" by S&P are regarded as having adequate capacity to pay interest and repay principal, and, while such debt securities ordinarily exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this category than in higher-rated categories. If a security held by a Fund is downgraded to a rating below investment-grade, such Fund may continue to hold the security until such time as the adviser determines it to be advantageous for the Fund to sell the security. The ratings of S&P, Fitch and Moody's are more fully described in the Appendix.

Dollar Roll Transactions
------------------------


     Dollar roll transactions are transactions wherein a Fund sells fixed-income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is committed to purchase similar securities. In the event the buyer of securities from a Fund under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. A Fund will engage in dollar roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.


Floating- and Variable-Rate Obligations
---------------------------------------

     Certain Funds may purchase floating- and variable-rate obligations such as demand notes, bonds, and commercial paper. These obligations may have stated maturities in excess of 397 days to the extent permitted by Rule 2a-7 under the 1940 Act. They may permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days. The Funds may only invest in floating- or variable-rate securities that bear interest at a rate that resets based on standard money market rate indices or which are remarketed at current market interest rates. The issuer of such obligations may have a right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations.

          The adviser, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

Foreign Government Securities
-----------------------------

     Foreign government securities investments include the securities of "supranational" organizations such as the International Bank for Reconstruction and Development and the Inter-American Development Bank if the adviser believes that the securities do not present risks inconsistent with a Fund's investment objective.

Foreign Obligations and Securities
-----------------------------------

     Investments in foreign obligations and securities include high-quality, short-term (thirteen months or less) debt obligations of foreign issuers, including foreign branches of U.S. banks, U.S. branches of foreign banks, foreign governmental agencies and foreign companies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory levels of taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries. Amounts realized on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would otherwise be subject.

Letters of Credit
-----------------

     Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which a Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings banks and insurance companies which, in the opinion of the adviser, are of comparable quality to issuers of other permitted investments of the Fund, may be used for letter of credit-backed investments.

Loan Participations
-------------------


     A loan participation gives a Fund an undivided proportionate interest in a loan or instrument originated by a bank or other institution. Loan participations may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Loan participations, however, typically do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a loan participation. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the loan participation.


Mortgage-Related Securities
---------------------------

     Certain Funds may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as such as other fixed-income securities.

          Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage pass-through securities created by non-government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Municipal Bonds
---------------


     Municipal bonds are debt obligations issued to obtain funds for various public purposes. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are supported by the municipality's general taxing authority, while revenue bonds are supported by the revenues from one or more particular project or activity. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to finance privately operated facilities.

     Certain of the municipal obligations held by the Funds may be insured as to the timely payment of principal and interest. The insurance policies usually are obtained by the issuer of the municipal obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. Although the insurance feature is designed to reduce certain financial risks, the premiums for insurance and the higher market price sometimes paid for insured obligations may reduce a Fund's current yield. Insurance generally will be obtained from insurers with a claims-paying ability rated Aaa by Moody's or AAA by S&P or Fitch or otherwise rated investment grade. To the extent that securities held by a Fund are insured as to principal and interest payments by insurers whose claims-paying ability rating is downgraded by Moody's, S&P or Fitch, the value of such securities may be affected. There is, however, no guarantee that the insurer will meet its obligations. Moreover, the insurance does not guarantee the market value of the insured obligation or the net asset value of the Fund's shares. In addition, such insurance does not protect against market fluctuations caused by changes in interest rates and other factors. A Fund also may purchase municipal obligations that are additionally secured by bank credit agreements or escrow accounts. The credit quality of companies which provide such credit enhancements will affect the value of those securities.


     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in a shareholder's federal alternative minimum taxable income. Moreover, a Fund cannot predict what legislation, if any, may be proposed in the state legislature regarding the state income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations generally for investment by the Fund and the liquidity and value of the Fund's portfolio. In such an event, the Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.


     A Fund invests in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes. Such opinion may have been issued as of a date prior to the date that the Fund acquires the municipal security. Subsequent to a Fund's acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income. As a result, the treatment of dividends previously paid or to be paid by a Fund as "exempt-interest dividends" could be adversely affected, subjecting the Fund's shareholders to increased federal income tax liabilities. Under highly unusual circumstances, the Internal Revenue Service may determine that a municipal bond issued as tax-exempt should in fact be taxable. If any Fund held such a bond, it might have to distribute taxable income or reclassify as taxable, ordinary income that was previously distributed as exempt-interest dividends.


Municipal Notes
----------------

     Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

     TANS. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

     BANS. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

     RANS. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.


     RAWS. Revenue anticipation warrants, or reimbursement warrants, are issued to meet the cash flow needs of state governments at the end of a fiscal year and in the early weeks of the following fiscal year. These warrants are payable from unapplied money in a state's general fund, including the proceeds of RANs issued following enactment of a state budget or the proceeds of refunding warrants issued by the state, and are typically subordinated in right of payment to RANs.


     The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (I.E., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (I.E., market risk).

Repurchase Agreements
---------------------

     Repurchase agreements are agreements wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. All repurchase agreements will be fully "collateralized," as defined under the 1940 Act. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, a Fund's disposition of the security may be delayed or limited.


          A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 10% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. A Fund will only enter into repurchase agreements with broker-dealers and commercial banks that meet guidelines established by the Board and that are not affiliated with the adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

          Each Fund may enter into reverse repurchase agreements (an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Fund enters into a reverse repurchase agreement it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained.


Unrated and Downgraded Investments
----------------------------------

     The Funds may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Funds. The Funds may purchase unrated instruments only if they are purchased in accordance with the Funds' procedures adopted by the Board in accordance with Rule 2a-7 under the 1940 Act. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In the event that a portfolio security ceases to be an "Eligible Security" or no longer "presents minimal credit risks," immediate sale of such security is not required, provided that the Board has determined that disposal of the portfolio security would not be in the best interests of the Fund.

U.S. Government Obligations
---------------------------

     U.S. Government obligations include U.S. Treasury obligations issued by the U.S. Government and securities issued by U.S. Government agencies or government-sponsored entities. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, securities issued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. The Government National Mortgage Association (GNMA), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. Government agencies or government-sponsored entities (I.E. not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association
(FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.

     In addition to the securities discussed above, a Fund may also purchase debt guaranteed by the Federal Deposit Insurance Corporation (FDIC), an independent agency of the U.S. Government, through the FDIC's Temporary Liquidity Guarantee Program (TLGP). Under the TLGP, the FDIC guarantees newly issued senior unsecured debt issued on or before June 30, 2009 by FDIC-insured depository institutions, U.S. bank holding companies and financial holding companies and certain U.S. savings and loan holding companies (FDIC-backed debt). The expiration date of the FDIC's guarantee is the earlier of the maturity date of the FDIC-backed debt or June 30, 2012. FDIC-backed debt is backed by the full faith and credit of the U.S. Government, but is still subject to interest rate and market risk.

Variable Rate and Amount Master Notes
-------------------------------------

     Certain Funds may invest in variable amount master demand notes, obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and the Funds whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes.

     Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest.

OTHER INVESTMENTS AND TECHNIQUES
---------------------------------

Borrowing
----------

     Money may be borrowed for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings, but are not considered borrowings if the Fund maintains a segregated account.

Diversification
---------------

     The California Tax-Free Money Market Fund, California Tax-Fee Money Market Trust and the Minnesota Money Market Fund are non-diversified, which means that they have greater latitude than a diversified fund with respect to the investment of their assets in the securities of relatively few municipal issuers. As non-diversified portfolios, these Funds may present greater risks than a diversified fund. However, each Fund intends to comply with applicable diversification requirements of the Internal Revenue Code of 1986, as amended (the "Code"), as discussed further below under "Federal Income Taxes."

Forward Commitments, When-Issued and Delayed-Delivery Transactions
------------------------------------------------------------------

     Securities may be purchased or sold on a when-issued or delayed-delivery basis and contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time may also be made. Delivery and payment on such transactions normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.


     The Funds have a segregated account in which they may maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is at least equal to the amount of such commitments.


Funding Agreements
------------------

     Funding agreements are investment contracts with insurance companies which pay interest at a fixed, variable, or floating rate, and pay principal on a certain mutually agreeable maturity date. The term to maturity cannot exceed 397 days. Funding agreements may or may not allow the Fund to demand repayment of principal after an agreed upon waiting period or upon certain other conditions. The insurance company may also have a corresponding right to prepay the principal with accrued interest upon a specified number of days' notice to the Fund. The maturity date of some funding agreements may be extended upon the mutual agreement and consent of the insurance company and the Fund.

Illiquid Securities
-------------------


     Securities not registered under the 1933 Act, and other securities subject to legal or other restrictions on resale may be less liquid than other investments and may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. No Fund may invest or hold more than 10% of its net assets in illiquid securities.


Other Investment Companies
--------------------------


     A Fund may invest in shares of other open-end and closed-end management investment companies up to the limits prescribed in Section 12(d) under the 1940 Act, subject to the fund's non-fundamental investment policies. Currently, under the 1940 Act, a fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions: (i) 3% of the total voting stock of any one investment company; (ii) 5% of such fund's total assets with respect to any one investment company; and (iii) 10% of such fund's total assets. Other investment companies in which the Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund.

     Other investment companies may include exchange-traded funds ("ETFs"), which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track and to the risks of the specific sector or industry tracked by the ETF. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons. Although ETFs that track broad market indexes are typically large and their shares are fairly liquid, ETFs that track more specific indexes tend to be newer and smaller, and all ETFs have limited redemption features. Pursuant to certain exemptive relief granted by the SEC, the Fund's investments in certain ETFs may exceed certain of the limits described above.


     Restricted Securities
     ----------------------

     Certain Funds may invest in certain restricted securities, including those which may be resold only in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities") and commercial paper issued in reliance on Section 4(2) of the 1933 Act ("4(2) Paper"). Rule 144A Securities and 4(2) Paper ("Restricted Securities") are not publicly traded, and thus the liquidity of the market for such securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Restricted Securities that are "illiquid" are subject to the Funds' policy of not investing or holding more than 10% of net assets in illiquid securities. The investment adviser, under guidelines approved by the Board, will evaluate the liquidity characteristics of each Restricted Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Restricted Security; (2) the number of dealers willing to purchase or sell the Restricted Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Restricted Security; and (4) the nature of the Restricted Security and the nature of the marketplace trades (E.G., the time needed to dispose of the Restricted Security, the method of soliciting offers and the mechanics of transfer). In order for the adviser to determine that 4(2) Paper is liquid, the adviser must find that, in addition to satisfying the factors identified above, the following conditions are met: (1) the 4(2) Paper must not be traded flat or be in default as to principal or interest; and (2) the 4(2) Paper must be rated in one of the two highest rating categories by at least two NRSROs or, if only one NRSRO rates the 4(2) Paper, by that NRSRO; or if the 4(2) Paper is unrated, the Board must have determined that the security is of equivalent quality.


Zero-Coupon, Step-Up Coupon, and Pay-in-Kind Securities
-------------------------------------------------------


     These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are securities that make no periodic interest payments, but are instead sold at discounts from face value. Step-up coupon bonds are debt securities that may not pay interest for a specified period of time and then, after the initial period, may pay interest at a series of different rates. Pay-in-kind securities pay bondholders in more bonds instead of cash interest. If these securities do not pay current cash income, the market prices of these securities would generally be more volatile and likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay cash interest periodically having similar maturities and credit qualities.

       SPECIAL CONSIDERATIONS AFFECTING CALIFORNIA MUNICIPAL OBLIGATIONS


     In addition to the general financial condition of the State, certain California constitutional amendments, legislative measures, executive orders, civil actions and voter initiatives could adversely affect the ability of issuers of California municipal obligations to pay interest and principal on such obligations. This summary does not purport to be a comprehensive description of all relevant facts. Although the Trust has no reason to believe that the information summarized herein is not correct in all material respects, this information has not been independently verified for accuracy or thoroughness by us. Rather, this information has been culled from official statements and prospectuses issued in connection with various securities offerings of the State of California and local agencies in California, available as of September 30, 2008. Further, these estimates and projections should not be construed as statements of fact. They are based upon assumptions which may be affected by numerous factors and there can be no assurance that target levels will be achieved.


General Economic Factors
-------------------------


     The economy of the State of California is the largest among the 50 States and is one of the largest in the world, with prominence in the high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services sectors. The State's General Fund depends heavily on revenue sources that are cyclical, notably personal income and sales taxes. Beginning in 2001, California's economy slid into recession, and as thousands of jobs were lost and capital gains taxes on stock transfers dropped, General Fund revenues sharply declined. For fiscal years ending June 2002, 2003 and 2004, revenue projections repeatedly proved too optimistic and shortfalls resulted. The State's economy began to improve in 2004 and grew at a solid pace, resulting in General Fund revenues that exceeded 2005-06 Budget forecasts. During the 2006-07 fiscal year, California's economic expansion slowed due to a cooling real estate market and rising fuel prices, and revenue growth has fallen. The housing downtown continued to slow the California economy through 2007 and the first nine months of 2008. In the May revision of the 2008-09 proposed budget, the Governor's office projected that the California economy would continue to grow slowly through the rest of 2008 and into 2009, with the State's unemployment rate increasing in both years.


     Fluctuations in General Fund revenues are more pronounced than the volatility in California's overall economy and more substantial than the revenue fluctuations in other states, according to a January 2005 study by the Legislative Analyst's Office ("LAO"), a nonpartisan agency. The budgetary stresses resulting from dependence on cyclical revenue sources have been compounded by an underlying budget imbalance in which anticipated revenues fall short of spending commitments, some of which increase annually by law regardless of revenue.

     The housing slump, higher energy prices, the credit crunch, and lower vehicle sales have contributed to a slowdown in taxable sales growth and personal income growth in the State. After growing by 4.2 percent in 2006, taxable sales increased by only 0.2 percent in 2007 in California. For the first seven months of 2008, taxable sales were $303 million below forecast. New vehicle registration in California fell 2.3 percent in 2006 and 6.5 percent in 2007, and the California New Cars Dealers Association predicts a further decline of 14.9 percent for 2008. California personal income grew by 5.9 percent in 2007, as compared to 6.5 percent in 2006. For the second quarter of 2008, California personal income grew by 1.6 percent. For the first seven months of 2008, General Fund revenues were $107 million below the $11.9 billion that was forecasted in the May Revision to the proposed 2008-09 budget.

     The global credit crunch and volatility in the financial markets also has weakened the California economy. The illiquidity in the credit markets is freezing investment and commerce in the State as individuals and businesses, large and small, have been unable to obtain financing from banks. This has resulted in tens of thousands of lost jobs and billions of dollars in lost tax revenue to the State. Furthermore, California and a number of other states are experiencing the lack of liquidity in the credit markets firsthand. In a letter dated October 2, 2008 to the U.S. Secretary of the Treasury, Governor Schwarzenegger writes that, due to the lack of liquidity in the credit markets, the State may not be able to raise $7 billion in revenue anticipation notes for short-term cash flow purposes. "Absent a clear resolution of this financial crisis that restores confidence and liquidity to the credit markets," the Governor warns, "California and other states may be unable to obtain the necessary level of financing to maintain government operations and may be forced to turn to the Federal Treasury for short-term financing."

     Labor markets also weakened in California. The State's unemployment rate was 5.4 percent in 2007, and jumped to 7.7 percent in August 2008, a 12-year high. The annual average of nonfarm payroll employment increased by 102,900, or
0.7 percent in 2007, down from an increase of 259,000, or 1.7 percent, in 2006. Eight of the 11 major industry sectors saw employment grow in 2007. Nonfarm payroll employment decreased by 72,700, or 0.5 percent, in August 2008 as compared to August 2007, with the State's beleaguered housing industry continuing to be the focus of most of the losses. Six of the 11 major industry sectors saw employment grow in August 2008. The number of people unemployed in California was 1,417,000 in August 2008, an increase of 413,000 people compared with August of last year. Average monthly job gains in California slowed from 13,800 in 2006 to 3,400 in 2007. In the first seven months of 2008, the State lost 54,000 non-farm jobs, or 7,700 jobs per month on average.

     Following several years of record sales and soaring pricings, existing home sales and new residential construction in California slowed considerably in 2006 and 2007, and the housing slump is continuing into 2008. Sales of existing single-family detached homes were down 26 percent in 2007, and 21 percent for the first four months of 2008, as compared to the same periods in 2006. New housing permits were down 37 percent in 2007, and 60 percent for the first seven months of 2008, as compared to the same periods in 2006. The median price of sold existing homes was $350,140 in August 2008, 40.5 percent lower than a year ago. Although existing home sales increased by 56.7 percent in August 2008, as compared to August 2007, the California Association of Realtors reports that it does not expect a housing market recovery until prices stabilize and the number of distressed properties on the market declines. According to the California Association of Realtors, the sales gains have been driven largely by deeply discounted distressed sales in many parts of the State.

     The problems with sub prime mortgages and the related financial market volatility, credit tightening and rising mortgage foreclosures have worsened the housing sector downturns and risk further deterioration of the State's economy. Increases in subprime mortgage rates and falling home prices have resulted in record mortgage delinquencies and home foreclosures in California. Specifically, foreclosures accounted for 45.5 percent of California home sales in August 2008, up from 10 percent a year ago. In hardest hit Riverside County, approximate two thirds of previously owned houses sold in August 2008 were in foreclosure. The housing sector's woes are projected to continue into 2009. Home values may decrease further before real estate markets and home building return to normal. Until then, the California Department of Finance projects that the housing sector will be a significant drag on the State's economic growth.


Bond Ratings
------------

     Three major credit rating agencies, Moody's, S&P and Fitch, assign ratings to California long-term general obligation bonds. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal bonds they rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields while obligations with the same maturity and coupon with different ratings may have the same yield.

     In May 2006, Moody's upgraded the credit rating of the State's general obligation bonds from A2 to A1, because of a strong economy and growing tax revenue. Also in May 2006, S&P upgraded its rating from A to A+, citing California's "strong economic growth in almost all sectors," and its recent revenue surge, which led to a higher than expected general fund balance and reduced the State's structural deficit. In June 2006, Fitch upgraded the rating of the same bonds from A to A+, citing the State's continuing economic recovery, strong revenue performance, and continued progress in reducing fiscal imbalances. The foregoing ratings have not been updated for the past two years and it is not possible to determine whether or the extent to which Moody's, S&P or Fitch will change such ratings in the future.

     Notwithstanding the upgrades by the rating services, California's general obligation bonds currently have lower ratings than all rated states other than Louisiana. Lower ratings make it more expensive for the State to raise revenue, and in some cases, could prevent the State from issuing general obligation bonds in the quantity otherwise desired. Downgrades may negatively impact the marketability and price of securities in the Fund's portfolio.

     STATE FINANCES. The monies of California are segregated into the General Fund and approximately 900 Special Funds. The General Fund consists of the revenues received by the State's Treasury that are not otherwise required by law to be credited to another fund, as well as earnings from State monies not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most major revenue sources of the State. Monies in the General Fund are appropriated pursuant to constitutional mandates or by legislation.

     The unreserved fund balance of the General Fund is known as the Special Fund for Economic Uncertainties ("SFEU"). The SFEU consists of the residual of total resources after total expenditures and all legal reserves. The State draws on the SFEU to fund general activities when revenues decline or expenditures unexpectedly increase. Any appropriation from the SFEU is an appropriation from the General Fund for budgeting and accounting purposes.

     A new "rainy day" reserve fund called the Budget Stabilization Account ("BSA") was created in 2004 with the successful passage of Proposition 58. The State is required to contribute to the BSA 1 percent of revenues in 2006-07, 2 percent in 2007-08, and 3 percent in subsequent years, subject to a cap. Part of the BSA is dedicated to repayment of $11 billion of economic recovery bonds
(ERBs), which were authorized by voters and sold in fiscal year 2003-04 to finance the negative General Fund reserve balance as of June 30, 2004 and other General Fund obligations taken prior to June 2004; the fund will also be used to cushion future economic downturns or remediate natural disasters.

     THE STATE BUDGET. California's fiscal year runs from July 1 to the following June 30. The January before the existing budget expires, the Governor proposes a new budget. The Governor's proposal is based on assumptions about the budget act then in effect, is updated in May, and is subject to negotiation with the Legislature before enactment in the summer. Pursuant to Proposition 58, which was adopted by voters in March 2004, the Legislature is required to enact a budget in which General Fund expenditures do not exceed estimated General Fund revenues and fund balances at the time of passage. Previously, governors were required to propose balanced budgets, but the Legislature could enact a deficit budget. The balanced budget determination for Proposition 58 is made by subtracting expenditures from all previous revenue sources, including prior year balances. Proposition 58 also prohibits certain future borrowing to cover fiscal year-end deficits. To pass a budget act requires a two-thirds vote in the Legislature. The Governor may reduce or eliminate specific line items in the budget act without vetoing the entire act; these line-item vetoes are subject to override by a two-thirds vote in each house of the Legislature.

     FISCAL YEAR 2007-08 BUDGET. The 2007-08 Budget Act, enacted on August 24, 2007 (the "2007-08 Budget"), projected revenues to increase 6.0 percent, from $95.5 billion in fiscal year 2006-07 to $101.2 billion in fiscal year 2007-08, and expenditures to increase 0.6 percent, from $101.7 billion in fiscal year 2006-07 to $102.3 billion in fiscal year 2007-08. The spending growth reflected spending increases for a variety of State programs, including increased education and transportation funding, and the prepayment of $1 billion of ERBs. The 2007-08 Budget assumed that the State General Fund would end fiscal year 2006-07 with a positive reserve of $4.1 billion.


     Some of the revenue and cost assumptions reflected in the 2007-08 Budget were uncertain at the time of enactment. Specifically, since the enactment of the 2007-08 Budget, slower rates of economic growth, softening state revenues and increased costs have eroded the reserves and, if left unaddressed, would create a budget gap of $24.3 billion for the 2008-09 fiscal year according to the Governor's office. The single largest factor identified by the Governor's office in its May revision to the proposed 2008-09 budget (the "May Revision") is a $6.0 billion decrease in estimated General Fund revenues resulting from a weaker than anticipated economic conditions in the State.

     To partly address the budgetary imbalance, in February 2008, the Governor authorized the sale of $3.3 billion in ERBs, the remaining balance of deficit financing bonds approved by the voters in 2004. In addition, the Governor has increased General Fund resources by permanently transferring back $1.5 billion from the BSA "rainy day" reserve. The Governor also called a special session of the Legislature to make immediate spending cuts.

     FISCAL YEAR 2008-09 BUDGET. After months of delay, the Governor signed the 2008-09 Budget Act (the "2008-09 Budget") on September 24, 2008, ending the longest budget stalemate in California modern history. The 2008-09 Budget assumes the General Fund will end fiscal year 2007-08 with a positive reserve of $4.0 billion. The 2008-09 Budget Act projects General Fund expenditures to increase slightly from $103.3 billion in fiscal year 2007-08 to $103.4 billion in fiscal year 2008-09, and General Fund revenues to decrease from $103.0 billion in fiscal year 2007-08 to $102.0 billion in fiscal year 2008-09, leaving an anticipated 2008-09 fiscal year positive reserve of $1.7 billion. The 2008-09 Budget projects a deficit of $1.0 billion in fiscal year 2009-10. The 2008-09 Budget fully funds the minimum education funding required by Proposition 98 with $41.9 billion in General Fund dollars for K-12 education and community colleges and does not borrow funding from voter approved local government or transportation funds to address the budget deficit.

     The 2008-09 Budget adopts a combination of spending cuts and revenue solutions to address a $15.2 billion budget deficit. Many of those solutions, however, are one-time measures and, as adopted, the 2008-09 Budget fails to address the structural budget imbalance that causes recurring budget deficits in California. The solutions enacted by the 2008-09 Budget, some of which are contingent upon voter approval, include the following:

  o Spending cuts account for 47 percent of the budget solutions, more than any other category. The 2008-09 Budget includes approximately $9.15 billion in spending cuts across many State programs, an additional $510 billion in General Fund expenditure vetoes by the Governor and General Fund savings of an additional $350 million due to the delay in enacting the Budget and the effect of the Governor's executive order terminating the services of some temporary State employees and reducing overtime.

  o The 2008-09 Budget projects approximately $6.1 billion in new revenues for fiscal year 2008-09 by collecting some taxes earlier, removing some tax deductions for corporations and establishing a new 20 percent penalty on companies that understate their taxes. Much of the additional revenue for the 2008-09 fiscal year comes from one-time sources - early collection of some taxes this year, for example, means less of those taxes to be collected next fiscal year. As a result, revenues from tax law changes enacted by the 2008-09 Budget are expected to bring in just $1.5 billion in fiscal year 2009-2010.

  o The 2008-09 Budget includes legislation which, if approved by California voters in the June 2009 election, would enact changes to the California lottery to provide operational flexibility and raise up to $15 billion in revenues during the next three years by securitizing future revenues resulting from the lottery's projected improved performance. The Governor expects to receive the first $5 billion of securitized revenue in fiscal year 2009-2010 to help balance the budget. Although the LAO acknowledges in its "Overview of the May Revision" that lottery securitization may be "a reasonable way to help balance the budget," the LAO states, however, that the Governor's plans makes "overly optimistic and potentially unobtainable assumptions about the ability of the lottery to increase its profits" and, therefore, "there is a very strong likelihood that distributions to public education would fall well short of the $1.2 billion per year targeted by the administration," which could result in new spending pressures from the General Fund. In addition, if voters reject the lottery plan, California budget shortfalls in future years may grow.

  o As an additional one-time solution, the 2008-09 Budget suspends the transfer of $1.5 billion from the General Fund to the BSA.

     FUTURE BUDGETS. We cannot predict what actions will be taken in the future by the State Legislature, the Governor and voters to deal with changing State revenues and expenditures. The State budget will be affected by national and State economic conditions and other factors.


     STATE INDEBTEDNESS. The State Treasurer is responsible for the sale of debt obligations of the State and its various authorities and agencies. In the 2007 Debt Affordability Report released in October 2007, the Treasurer adopted a fundamentally different approach to measuring debt affordability. In prior years, the Treasurer measured affordability based upon a debt ratio of debt service payments as a percentage of General Fund revenues. The 2007 Debt Affordability Report concluded that the right amount of debt "is not indicated by any one ratio or percentage" and, instead, examined debt affordability from a public policy perspective. The Treasurer predicted a $14.6 billion gap by the 2027-28 fiscal year between General Fund revenues and the combined costs of operating expenditures and debt service. This imbalance over the 20-year forecast period is equal, on average, to an annual General Fund revenue shortfall of 3.5 percent. The Treasurer concluded that, although the 3.5 percent yearly shortfall should not be an insurmountable problem, the State will not be able to afford both debt service and operating expenditures for programs unless it addresses the substantial, persistent budgetary imbalance.


     GENERAL OBLIGATION BONDS. California's capacity to issue general obligation bonds is described in the State Constitution. General obligation indebtedness of the State may not be created without the approval of a majority of voters. Debt service on general obligation bonds is the second charge to the General Fund after the support of the public school system and public institutions of higher education. General obligation bond authorizing acts provide that debt service on general obligation bonds shall be appropriated annually from the General Fund and all debt service on general obligation bonds be paid from the General Fund. Certain general obligation bond programs receive revenues from sources other than the sale of bonds or the investment of bond proceeds. As of September 1, 2008, the State had outstanding approximately $57.6 billion aggregate principal amount of voter-authorized general obligation bonds (including $9.1 billion of ERBs). As of September 1, 2008, there were unused voter authorizations for the future issuance of approximately $56.8 billion long-term general obligation bonds.


     In response to the Governor's proposal for a $220 billion infrastructure plan, the Legislature approved a $115.8 billion Strategic Growth Plan, which includes $50.1 billion in existing funding, $28.4 billion in new leveraged funding sources, and approximately $37.3 billion in new general obligation bonds that were approved by voters as four propositions on the November 2006 ballot. The four propositions are dedicated to the following programs: (i) $19.9 billion for transportation improvements, air quality and port security,
(ii) $10.4 billion for school modernization and construction, (iii) $4.1 billion for flood control and prevention and levee repair, and (iv) $2.9 billion for affordable housing programs.

     Other significant new general obligation bond authorizations include $5.4 billion in bonds for water quality and flood control approved by voters on the November 2006 ballot. Court challenges to the $3 billion, 10-year bond program to support stem cell research ended in May 2007, and the State began issuing the first $250 million tranche in October 2007. Proceeds of the initial issuance will be used in part to repay a $150 million loan from the State General Fund to support the research while litigation was pending. The State Treasurer's Office estimates that approximately $8.25 billion of new general obligation and lease-revenue bonds will be sold in fiscal year 2007-08, of which approximately $6.75 billion has been issued through May 31, 2008. In addition, the November 2008 general election ballot will contain a $9.95 billion bond measure to finance a portion of the cost of a high speed rail system connecting Northern and Southern California and initiative measures to authorize $980 million of general obligation bonds to finance children's hospitals, $5 billion of general obligation bonds to fund subsidies for the purchase of high fuel economy or alternate fuel vehicles and research on alternate fuels, and $900 million of general obligation bonds to provide loans for the State's veterans' farm and home purchase program.


     COMMERCIAL PAPER. Voter-approved general obligation indebtedness may be issued as commercial paper notes for some bond issues. Pursuant to the terms of the bank credit agreement supporting the general obligation commercial paper program, not more than $2.5 billion in general obligation commercial paper notes may be outstanding at any time. As of May 1, 2008, the State had $933.0 million aggregate principal amount of general obligation commercial paper notes outstanding


     LEASE-REVENUE BONDS. In addition to general obligation bonds, the State builds and acquires capital facilities through the use of lease-revenue bonds. Under these arrangements, the State Public Works Board, another State or local agency or a joint powers authority issues bonds to pay for the construction of facilities such as office buildings, university buildings or correctional institutions. These facilities are leased to a State agency or the University of California under a long-term lease which provides the source of payment of the debt service on the lease-revenue bonds. The State had approximately $7.8 billion General Fund-supported lease-revenue debt outstanding at September 1,
  2008.


     NON-RECOURSE DEBT. Certain State agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds. The enterprises and projects include transportation projects, various public works projects, public and private educational facilities (including the California State University and University of California systems), housing, health facilities and pollution control facilities. State agencies and authorities had outstanding about $50.7 billion in aggregate principal amount of revenue bonds and notes which are non-recourse to the General Fund as of December 31, 2007.


     ECONOMIC RECOVERY BONDS. Repayment of the ERBs is secured by a pledge of revenues from a one-quarter cent increase in the State's sales and use tax starting July 1, 2004. In addition, the ERBs are secured by the State's full faith and credit. The State issued $10.9 billion principal amount of ERBs, which resulted in net proceeds to the General Fund of approximately $11.3 billion during the 2003-04 fiscal year. To relieve cash flow and budgetary shortfalls identified in the Governor's 2008-09 Budget, on February 14, 2008, the State issued an additional $3.2 billion of ERBs, resulting in deposits into the General Fund of $3.3 billion. No additional ERBs may be issued under Proposition 57, except for any refunding bonds that may be issued in the future. Approximately $2.9 billion of ERBs have been or will be retired early through redemptions during fiscal years 2005-06, 2006-07 and 2007-08, and an additional $500 million has been redeemed on July 1, 2008.

     TOBACCO SETTLEMENT REVENUE BONDS. In 1998 the State signed a settlement agreement with four major cigarette manufacturers, which agreed to make payments to the State in perpetuity. In 2002, the State authorized the sale of revenue bonds secured by the tobacco settlement revenues. On March 14, 2007, the State completed a refinancing of the bonds, which included a covenant that the Governor will request a General Fund appropriation to pay debt service and related costs if revenues fall short. The Legislature is not obliged to make a requested appropriation, and the tobacco settlement revenue bonds are neither general nor legal obligations of the State or any of its political subdivisions. The refinancing generated additional proceeds of approximately $1.258 billion for General Fund purposes. In 2006, the participating manufacturers contended they lost market share and the amount of tobacco revenues decreased by approximately $50 million, but the amounts received were still in excess of the required debt service payments. The State attorney general is undertaking to compel the manufacturers to pay without any downward adjustments for loss of market share.


     CASH FLOW BORROWINGS. As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs. The State issued $7.0 billion of revenue anticipation notes in November 2007, which must be repaid by the end of fiscal year 2007-08, in order to maintain adequate reserves to manage the State's cash flow requirements during the fiscal year.


     INTER-FUND BORROWING. Inter-fund borrowing permits the General Fund to transfer money from special funds when the General Fund is or will be exhausted. All transfers must be restored to the transferor special fund as soon as there is sufficient money in the General Fund to do so, and no transfer may be made if it would interfere with the objective for which such special fund was created. The state has approximately $4.5 billion of outstanding loans from the SFEU or other internal sources to the General Fund as of August 31, 2008.

     CONSTITUTIONAL, LEGISLATIVE AND OTHER FACTORS. California voters have approved a series of tax-limiting initiatives, which have increased the difficulty in raising taxes, restricted the use of revenues, or otherwise limited the discretion of the Legislature and Governor in enacting budgets, adding complexity to the revenue-raising process of the State and local entities. California also has a rule of taxpayer standing (Cal. C.C.P. 526a) that permits any citizen or corporation liable to pay a tax to challenge the assessment in court to prevent illegal expenditure, waste, or injury, provided that no bonds for public improvements or public utilities may be enjoined. With this relatively low bar to taxpayer lawsuits, the California judiciary has interpreted many of the tax-related initiatives, sometimes with results unexpected by taxing authorities. No assurances can be given that California entities will be able to raise taxes to meet future spending requirements. It is also possible that California entities have not successfully complied with the complex legislative framework, and may in the future be required to return revenues previously collected.

     The initiatives began in 1978 with Proposition 13 (Cal. Const. Art. XIIIA), which, as amended, generally caps the maximum real property tax that may be imposed at one percent, caps annual increases in assessed property values at two percent, permits reassessment to market value only on sale (subject to certain exemptions), and requires local governments to obtain the approval of two-thirds of the electorate to impose special taxes (taxes imposed for specific purposes). Proposition 13 also gave the State legislature responsibility for allocating the remaining proceeds of the property tax. Proposition 13 was intended to stop local governments from relying on open-ended voter approval to incur governmental expenses deemed desirable from year to year, and from levying taxes accordingly. Proposition 13 is believed to have altered local land development policies by encouraging localities to approve development of retail facilities over housing: typically, cities and counties obtain the highest net revenues from retail developments, and housing and manufacturing developments often yield more costs than tax revenues. Furthermore, because the basic one percent ad valorum tax is based on the value of the property as of the owner's acquisition, the amount of tax on comparable properties varies widely.

     Proposition 4 or the "Gann Initiative" (Cal. Const. Art. XIIIB) was adopted in 1979 and restricts State and local spending of revenues derived from taxes, regulatory licenses, user charges or other fees. The spending limits are adjusted annually to reflect changes in the cost of living and population growth. If revenues exceed limits, local governments must return excess revenues to taxpayers in the form of rate reductions; the State is obligated to refund half of the excess to taxpayers, and to transfer the remaining half to schools and community colleges.

     Both Propositions 13 and 4 have been amended several times, but both continue to constrain State and local spending. After the passage of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the lost property tax revenues, including taking over the principal responsibility for funding local K-12 schools and community colleges. During the recession of the early 1990s, the State curtailed post-Proposition 13 aid to local government entities other than school districts by requiring cities and counties to transfer some of their allocated property tax revenues to school districts. Notwithstanding the cutbacks, local governments have continued to rely on the State to support basic local functions, including local law enforcement, juvenile justice and crime prevention programs.

     In 1986, California voters approved Proposition 62, a statute that requires super-majority approvals of local government taxes. Two-thirds of the local entity's legislative body and a majority of its electorate must approve any tax for general governmental purposes, and two-thirds vote of the electorate must approve any special tax for specific purposes.

     In 1996, California voters approved Proposition 218 (Cal. Const. Arts. XIIIC and XIIID), an initiative with a purpose of "limiting local government revenue and enhancing taxpayer consent." Proposition 218 requires a majority of a local entity's electorate to approve any imposition or increase in a general tax, and two-thirds of the local entity's electorate to approve any imposition or increase in a specific tax. Proposition 218 also precludes special districts, including school districts, from levying general taxes; accordingly, special districts are required to obtain two-thirds approval for any increases. Proposition 218 has a retroactive effect, in that it enables voters to use initiatives to repeal previously authorized taxes, assessments, fees and charges. Proposition 218 is generally viewed as restricting the fiscal flexibility of local governments, and for this reason, some California cities and counties experienced lowered credit ratings, and other local governments may be reduced in the future. In recent lawsuits, the California Court of Appeal has applied the anti-tax intent of Proposition 218 broadly to find city and county taxes and charges invalid.

     Other litigation and initiatives complicate the State's ability to spend tax revenue.

     In 1988, voters passed Proposition 98, which, as modified by Proposition 111, guarantees K-12 schools and community colleges a minimum share of General Fund revenues. Proposition 98 permits the Legislature, by a two-thirds vote in both houses and with the Governor's concurrence, to suspend the minimum funding formula for a one-year period. The amount of suspension is added to the maintenance factor, or the difference between Proposition 98 guarantees and actual appropriations. In a fiscal emergency special session of 2008, the Legislature adopted legislation that reduced 2007-08 Proposition 98 appropriations by $506.8 million; however, $295.4 million was offset by reappropriating prior year Proposition 98 savings. The remaining $211.4 million reduction eliminated appropriations from programs that encountered implementation delays or were not going to utilize the funding. As a result of previous maintenance factor balances and $1.9 billion maintenance factor anticipated for fiscal year 2008-09, the total estimated factor balance will be $3.2 billion at the end of fiscal year 2008-09. This balance must be restored in future years as economic conditions improve. The Proposition 98 guarantee for fiscal year 2008-09 is projected to grow to $56.8 billion. The 2008-09 Budget fully funds the Proposition 98 guarantee.


     With a ballot initiative in November 2004, voters approved a surcharge of one percent on incomes over $1 million to pay for county mental health services. The LAO cites this enactment as a potential obstacle to efforts to reduce the volatility of State revenues, because it may impede adjustments to the progressive structure of the State's individual income tax.

     More recently, a new series of Constitutional amendments sponsored by Governor Schwarzenegger and approved by the voters have also affected the budget process. These include Proposition 58, approved in 2004, which requires the adoption of a balanced budget and restricts future borrowing to cover budget deficits, Proposition 1A, approved in 2004, which limits the Legislature's power over local revenue sources, and the identically named Proposition 1A approved at the November 7, 2006 election, which limits the Legislature's ability to use sales taxes on motor vehicle fuels for any purpose other than transportation.


     In addition, as part of the 2008-09 Budget, the Governor has proposed changes to the BSA rainy day fund intended to help smooth out the unpredictable highs and lows in revenues that plague the State and contribute to recurring budget deficits. If approved by voters in the June 2009 election, the legislation would increase the size of the BSA from 5 percent of General Fund expenditures to 12.5 percent, require annual transfers to the BSA of 3 percent of General Fund revenues and eliminate the ability the suspend those annual transfers except that the annual transfer would not occur when funds can be drawn out of the BSA. In addition, the legislation would require that all current year revenue that is above 5 percent of the amounts included in a budget act be transferred to the BSA. Funds can only be transferred out from the BSA during periods of economic downturn if actual revenues during the fiscal year are below the prior year spending adjusted by population growth and per capita personal income growth. Funds transferred from the BSA back into the General Fund must be appropriated in a stand-alone bill. The amount transferred out of the BSA during a fiscal year will be limited to the amount which would bring revenues up to prior year spending adjusted by population and per capita personal income growth. When the balance in the BSA reaches 12.5 percent, any excess revenues acquired mid-year will be available for one-time expenditures only. The 2008-09 Budget also includes provisions authorizing the Director of Finance to reduce state operations budgets by up to 7 percent and freeze cost of living adjustments, rate increases or increases in state participation for up to 120 days if the Director of Finance determines, mid-year, that revenues have fallen below specified levels.

     The full impact of these propositions and initiatives on existing and future California security obligations remains to be seen. Further, it is unknown whether additional legislation bearing on State and local government revenue will be enacted in the future and, if enacted, whether such legislation will provide California issuers enough revenue to pay their obligations.


     EFFECT OF OTHER STATE LAWS ON BOND OBLIGATIONS. Some of the tax-exempt securities that a series of the Fund can invest in may be obligations payable solely from the revenues of a specific institution or secured by specific properties. These are subject to provisions of California law that could adversely affect the holders of such obligations. For example, the revenues of California health care institutions may be adversely affected by State laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property. Debt obligations payable solely from revenues of health care institutions may also be insured by the State but no guarantee exists that adequate reserve funds will be appropriated by the State legislature for such purpose.

     LITIGATION. The State is involved in certain legal proceedings (described in the State's recent financial statements). Some of these have been recently decided against the State, including a trial court judgment against the State finding that $409 million in reimbursements from the Public Transportation Account to the General Fund for past debt service payments was illegal and an appellate court's ruling affirming a trial court's judgment that the State must pay more than $500 million to the retired teachers' pension fund, finding unconstitutional a statute that deferred the amount of the State's obligations for the fiscal year 2003-04.

     The State is also subject to several lawsuits concerning deficiencies in its prison system, has already spent $1 billion to address inmate requirements, and could be ordered to spend hundreds of millions of dollars in the future. In response to the litigation, a prison spending bill, AB 900, was enacted May 3, 2007, and provides for a spending package of $7.8 billion, including lease-revenue bonds not supported by the General Fund.

     Issuance of the lease-revenue bonds, however, has been stayed pending resolution of litigation challenging the constitutionality of the lease revenue bond financing method in AB 900. The State has also sought to issue pension obligation bonds to fund all or a portion of the State's pension obligations. In July 2007, the Court of Appeals affirmed the trial court ruling barring the bond sales as inconsistent with State constitution limits. The State will not seek further court review of the ruling.

     Additional pending suits may cause the State to incur judgment costs in the future or inhibit the State from raising revenues. For example, a series of tax cases challenging the State's methods of calculating corporate taxes could, if decided in favor of the taxpayers, result in refunds and annual tax revenue losses of hundreds of millions of dollars. In another series of pending cases, plaintiffs claim that the State has an obligation to pay interest on private property that has escheated to the State. If these cases are decided in favor of plaintiffs, costs to the State could be in excess of $500 million.

     RECENT DEVELOPMENTS REGARDING ENERGY. The stability of California's power grid and its transmission capacity remains of concern.


     Record heat waves in the summer of 2006 resulted in transmission emergencies, which prompted cuts to certain volunteer customers but avoided rotating blackouts. In 2000 and 2001, at the height of California's energy crisis, the State experienced rolling blackouts, or cuts of power to entire blocks of the power grid. Since 2001, California's supply of electric energy has been augmented by net new capacity, transmission lines have been upgraded, and new technology is being implemented to improve supply management.

     Natural gas prices in California are not regulated, and therefore, may fluctuate. Significant interruption in natural gas supplies could adversely affect the economy, including generation of electricity, much of which is fueled by natural gas.


     Record setting prices for gasoline and crude oil could further harm the State's economy. Paying more for fuel can hurt corporate profit and pinch consumer spending, thereby reducing the State's tax revenues. The average price of gasoline sold in California in 2006 and 2007, as adjusted for inflation, was $2.88 and $3.08 per gallon, respectively. At the end of September 2008, the average price for regular grade gasoline reached $3.67 per gallon.


     There can be no assurance that there will not be continued and future disruptions in energy supplies or related developments that could adversely affect the State's and local governments' economies, and that could in turn affect State and local revenues.


     SEISMIC ACTIVITY. Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damage. Neither event has had any long-term negative economic impact. More recently, on July 29, 2008, Southern California experienced a 5.4 magnitude earthquake centered in Chino Hills, about 35 miles east of downtown Los Angeles, but there were no reports of major injuries or damage. Seismic retrofitting is an ongoing expense for State infrastructure. In the event of an earthquake, California municipal obligations could be affected by revenue interruptions resulting from damage to productive assets, income tax deductions for casualty losses, or reduced property tax assessments.

     FIRE. Due to hot summers, low humidity and dry winds, California is subject to certain risks with regard to wildfires. The State bears responsibility for fire control in 31 million acres of wildland, mostly privately owned. The State has proposed exacting user fees to allocate the cost of wildfire containment to private landowners and to cities and counties. This year's wildfires, including large wildfires in Santa Cruz, Santa Clara, Humboldt and Butte counties, have scorched more than 1.3 million acres and destroyed 306 homes throughout the State as of August 2008. In October 2007, President Bush declared a state of emergency in seven Southern California counties, including San Diego, Orange, Los Angeles and San Bernardino counties, following several large wildfires that ravaged the region. The fires destroyed hundreds of homes, prompted mass evacuations in San Diego county, the region hardest hit by the fires, and caused property damage estimated to exceed $1 billion. In 2005, fires have burned in Los Angeles, Riverside and San Bernardino counties. Southern California has experienced a drought that increases its vulnerability to wildfire. Fire protection costs have increased over the last 10 years due to increased population in wildland areas, labor costs and unhealthy forest conditions, where trees are dry due to infestation and drought.

     WATER SUPPLY AND FLOODING. Due to aspects of its geography, climate and continually growing population, California is subject to certain risks with regard to its water resources. California has intermittently experienced droughts and floods. The State is currently facing its most significant water crisis in its history. On June 5, 2008, the Governor declared a statewide drought and directed the Department of Water Recourses to cooperate with local water agencies to implement aggressive water conservation efforts as a result of two years of below average rainfall and limitations on export of water from the Sacramento-San Joaquin River delta. Court-ordered restrictions on water deliveries from the Sacramento-San Joaquin Delta have reduced supplies from the State's two largest water systems by twenty to thirty percent.


     During prior droughts, some urban areas resorted to mandatory rationing, farmers in several agricultural areas chose to leave part of their acreage fallow, and ecosystems in some regions endured severe deprivations. Heavy rainfall may result in floods and landslides, particularly in areas damaged by wildfire.

     Northern California relies on a system of levees to channel waterways around agricultural and populated land, and Southern California relies on these levees to transfer water supplies. Levee infrastructure is known to be deteriorating, and there is concern that an earthquake or major storm could cause levees to fail. The California Department of Water Resources estimates that billions of dollars of improvements may be necessary to bring state levees up to basic standards, with additional hundreds of millions needed annually for maintenance. Court decisions have clarified State liability for flood damage. On February 27, 2006, the Governor declared a State of Emergency to permit immediate work on repair of levees and waterways in the Sacramento-San Joaquin Flood Control System. These emergency repairs are expected to cost approximately $200 million, some or all of which may be reimbursed by the federal government or from bond funds. As with the potential risks associated with seismic activity, any California municipal obligation could be affected by an interruption of revenues because of damaged facilities or income tax deductions for casualty losses or property tax assessment reductions.

        SPECIAL CONSIDERATIONS AFFECTING MINNESOTA MUNICIPAL OBLIGATIONS

     The following highlights some of the more significant financial trends and issues affecting Minnesota and its economy and is based on information drawn from official statements, government web sites and other resources publicly available as of November 1, 2007. Wells Fargo Bank has not independently verified any of the information contained in such resources, but is unaware of any fact that would render such information inaccurate.

     CONSTITUTIONAL STATE REVENUE LIMITATIONS. Minnesota's constitutionally prescribed fiscal period is a biennium. No agency or other entity may spend more than its "allotment." The state's Commissioner of Finance, with the approval of the Governor, is required to reduce excess allotments to the extent necessary to balance expenditures and forecasted available resources for the then current biennium. The Governor may seek legislative action when a large reduction in expenditures appears necessary, and if the state's legislature is not in session, the Governor is empowered to convene a special legislative session.

     EFFECT OF LIMITATIONS ON ABILITY TO PAY BONDS. There are no constitutional or statutory provisions that would impair the ability of Minnesota municipalities, agencies or instrumentalities to meet their bond obligations if the bonds have been properly issued.


     POPULATION TRENDS IN THE STATE. Minnesota resident population grew from 4,390,000 in 1990 to 4,934,000 in 2000 or, at an average annual compound rate of 1.2 percent, the same as the national average. From 2000 to 2007, Minnesota's resident population grew at an annual compound rate of 0.8 percent compared to the annual rate for the U.S. as a whole of 1.0 percent. Minnesota population is currently forecast by the U.S. Department of Commerce to grow at annual rate of 0.79 percent through 2030 compared to 0.83 percent nationally.


     STRUCTURE OF THE STATE'S ECONOMY. Diversity and a significant natural resource base are two important characteristics of the state's economy.


     At an aggregate level of detail, the structure of the state's economy parallels the structure of the United States economy as a whole. For 2007, state employment in 14 major sectors was distributed in approximately the same proportions as national employment. In all sectors, except education and health services, the share of the total state employment was within two percentage points of national employment share.

     Some unique characteristics of the state's economy are apparent in employment concentrations in industries that comprise the durable goods and non-durable goods manufacturing categories. In the durable goods industries, the state's employment was highly concentrated in the fabricated metals, machinery and computers and electronics categories. Of particular importance is the computers and electronics category in which 23.8 percent of the state's durable goods employment was concentrated in 2006, as compared to 14.4 percent for the United States as a whole.

     The importance of the state's resource base for overall employment is apparent in the employment mix in non-durable goods industries. In 2007, 35.2 percent of the state's non-durable goods employment was concentrated in food manufacturing. This compares to 29.2 percent in the national economy. Over half of the state's acreage is devoted to agricultural purposes.


     Mining is currently a less significant factor in the state economy than it once was. However, Minnesota retains vast quantities of taconite as well as copper, cobalt and peat, which may be utilized in the future.


     EMPLOYMENT GROWTH IN THE STATE. Between 1990 and 2000, Minnesota's employment grew 23.1 percent compared with 19.9 percent nationwide. For the 2000 to 2003 period, Minnesota's non-farm employment declined 1.1 percent compared to a decline of 1.4 percent nationally. In the period from 2003 to 2007, however, Minnesota's non-farm employment grew 4.2 percent compared with
5.9 percent nationally. From January, 2008 to August, 2008, Minnesota's non-farm employment declined by 8,300 jobs.

     PERFORMANCE OF THE STATE'S ECONOMY. Since 1990, state per capita personal income has been within ten percentage points of national per capita personal income. The state's per capita income has generally remained above the national average. In 2007, Minnesota per capita personal income was 106.3 percent of the national average.

     During 2006, the state's monthly unemployment rate was generally less than the national unemployment rate, averaging 4.1 percent in 2006, as compared to the national average of 4.6 percent. In 2007, Minnesota's unemployment rate averaged 4.6 percent, the same as the national average of 4.6 percent. As of August, 2008 Minnesota's unemployment rate was 6.2 percent, as compared to the national average of 6.1%.


     LOCAL OBLIGATIONS. The State of Minnesota has no obligation to pay any bonds of its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities, except that the state has adopted aid intercept programs under which, subject to appropriations, certain school and county obligations may be guaranteed. The creditworthiness of local general obligation bonds is dependent upon the financial condition of the local government issuer, and the creditworthiness of revenue bonds is dependent upon the availability of particular designated revenue sources or the financial conditions of the underlying obligors. Although most of the bonds owned by the Fund are expected to be obligations other than general obligations of the State of Minnesota itself, there can be no assurances that the same factors that adversely affect the economy of the state generally will not also affect adversely the market value or marketability of such other obligations, or the ability of the obligors to pay the principal of or interest on such obligations.

                                   MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Organization and Management of the Funds."

Trustees and Officers
---------------------

     The Board supervises each Fund's activities, monitors its contractual arrangements with various service providers, and decides upon matters of general policy.


     GENERAL. The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds which consists of, as of July 1, 2009, 134 series comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex" or the "Trusts"), except that the person occupying the office of Treasurer varies for specified Funds. The business address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 74.


     In the table below and throughout this section, information for Trustees who are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("Independent Trustees"), appears separately from the information for the "interested" Trustee. In addition to the Officers listed below, the Funds have appointed an Anti-Money Laundering Compliance Officer.


                            POSITION HELD                                                                        OTHER PUBLIC
                                 WITH                                                                             COMPANY OR
                             REGISTRANT/                                                                          INVESTMENT
                              LENGTH OF                          PRINCIPAL OCCUPATION(S)                           COMPANY
NAME AND AGE                  SERVICE/1/                           DURING PAST 5 YEARS                          DIRECTORSHIPS
------------------------  -----------------  --------------------------------------------------------------  -------------------
                                                        INDEPENDENT TRUSTEES
Peter G. Gordon, 66       Trustee, since     Co-Founder, Chairman, President and CEO of Crystal                      N/A
                          1998, Chairman,    Geyser Water Company.
                          since 2005
                          (Lead Trustee
                          since 2001)

Isaiah Harris, Jr., 56    Trustee, since     Retired. Prior thereto, President and CEO of BellSouth           CIGNA Corporation
                          2009, Advisory     Advertising and Publishing Corp from 2005 to 2007,               Deluxe Corporation
                          Board Member,      President and CEO of BellSouth Enterprises from 2004 to
                          from 2008 to       2005 and President of BellSouth Consumer Services from
                          2009               2000 to 2003. Currently a member of the Iowa State
                                             University Foundation Board of Governors and a member of
                                             the Advisory Board of Iowa State University School of
                                             Business.

Judith M. Johnson, 60     Trustee, since     Retired. Prior thereto, Chief Executive Officer and Chief               N/A
                          2008               Investment Officer of Minneapolis Employees Retirement
                                             Fund from 1996 to 2008. Ms. Johnson is a certified public
                                             accountant and a certified managerial accountant.

David F. Larcker, 58      Trustee, since     James Irvin Miller Professor of Accounting at the Graduate              N/A
                          2009, Advisory     School of Business, Stanford University, Director of
                          Board Member,      Corporate Governance Research Program and Co-Director of
                          from 2008 to       The Rock Center for Corporate Governance since 2006.
                          2009               From 2005 to 2008, Professor of Accounting at the Graduate
                                             School of Business, Stanford University. Prior thereto, Ernst
                                             & Young Professor of Accounting at The Wharton School,
                                             University of Pennsylvania from 1985 to 2005.

Olivia S. Mitchell, 56    Trustee, since     Professor of Insurance and Risk Management, Wharton                     N/A
                          2006               School, University of Pennsylvania. Director of the Boettner
                                             Center on Pensions and Retirement Research. Research
                                             associate and board member, Penn Aging Research Center.
                                             Research associate, National Bureau of Economic Research.

                            POSITION HELD                                                                    OTHER PUBLIC
                                WITH                                                                          COMPANY OR
                             REGISTRANT/                                                                      INVESTMENT
                              LENGTH OF                         PRINCIPAL OCCUPATION(S)                         COMPANY
NAME AND AGE                 SERVICE/1/                           DURING PAST 5 YEARS                        DIRECTORSHIPS
-----------------------  ------------------  -------------------------------------------------------------  --------------
Timothy J. Penny, 57     Trustee, since      President and CEO of Southern Minnesota Initiative                   N/A
                         1996                Foundation, a non-profit organization, since 2007 and Senior
                                             Fellow at the Humphrey Institute Policy Forum at the
                                             University of Minnesota since 1995. Member of the Board
                                             of Trustees of NorthStar Education Finance, Inc., a
                                             non-profit organization, since 2007.

Donald C. Willeke, 69    Trustee, since      Principal of the law firm of Willeke & Daniels. General              N/A
                         1996                Counsel of the Minneapolis Employees Retirement Fund
                                             from 1984 to present.

                                                           OFFICERS
Karla M. Rabusch, 50     President, since    Executive Vice President of Wells Fargo Bank, N.A. and               N/A
                         2003                President of Wells Fargo Funds Management, LLC since
                                             2003. Senior Vice President and Chief Administrative
                                             Officer of Wells Fargo Funds Management, LLC from 2001
                                             to 2003.

David Berardi, 34        Treasurer, since    Vice President of Evergreen Investment Management                    N/A
                         2009                Company, LLC since 2008. Assistant Vice President of
                                             Evergreen Investment Services, Inc. from 2004 to 2008.
                                             Manager of Fund Reporting and Control for Evergreen
                                             Investment Management Company, LLC since 2004.

Jeremy DePalma, 35       Assistant           Senior Vice President of Evergreen Investment Management             N/A
                         Treasurer since     Company, LLC since 2008. Vice President, Evergreen
                         2009                Investment Services, Inc. from 2004 to 2007. Assistant Vice
                                             President, Evergreen Investment Services, Inc. from 2000 to
                                             2004 and the head of the Fund Reporting and Control Team
                                             within Fund Administration since 2005.

C. David Messman, 49     Secretary, since    Senior Vice President and Secretary of Wells Fargo Funds             N/A
                         2000; Chief         Management, LLC since 2001. Vice President and Managing
                         Legal Officer,      Senior Counsel of Wells Fargo Bank, N.A. since 1996.
                         since 2003

Debra Ann Early, 45      Chief               Chief Compliance Officer of Wells Fargo Funds                        N/A
                         Compliance          Management, LLC since 2007. Chief Compliance Officer of
                         Officer, since      Parnassus Investments from 2005 to 2007. Chief Financial
                         2007                Officer of Parnassus Investments from 2004 to 2007 and
                                             Senior Audit Manager of PricewaterhouseCoopers LLP from
                                             1998 to 2004.


------

1 Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.



     COMMITTEES. The Independent Trustees are the members of the Trust's
     ----------
Governance Committee and Audit Committee.

     (1) GOVERNANCE COMMITTEE. Whenever a vacancy occurs on the Board, the Governance Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Governance Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only Independent Trustees may nominate and select persons to become Independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. The Governance Committee meets only as necessary and met twice during the Funds' most recently completed fiscal year. Peter Gordon serves as the chairman of the Governance Committee.

     The Governance Committee has adopted procedures by which a shareholder may properly submit a nominee recommendation for the Committee's consideration, which are set forth in the Trusts' Governance Committee Charter. The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust. The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Governance Committee meeting at which the nominee would be considered. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address, and nationality of the person recommended by the shareholder (the "candidate"), (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e), and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the 1940 Act) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Governance Committee may require the candidate to interview in person or furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Governance Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board.

     The Governance Committee may from time-to-time propose nominations of one or more individuals to serve as members of an "advisory board," as such term is defined in Section 2(a)(1) of the 1940 Act ("Advisory Trustees"). An individual may be eligible to serve as an Advisory Trustee only if that individual meets the requirements to be a "non-interested" Trustee under the 1940 Act and does not otherwise serve the Trust in any other capacity. Any Advisory Trustee shall serve at the pleasure of the Board and may be removed, at any time, with or without cause, by the Board. An Advisory Trustee may be nominated and elected as a Trustee, at which time he or she shall cease to be Advisory Trustee. Advisory Trustees shall perform solely advisory functions. Unless otherwise specified by the Committee or the Board, Advisory Trustees are invited to attend meetings of the Board and all committees of the Board. Advisory Trustees shall participate in meeting discussions but do not have a vote upon any matter presented to the Board or any committee of the Board, nor do they have any power or authority to act on behalf of or to bind the Board, any committee of the Board or the Trust. Advisory Trustees shall not have any responsibilities or be subject to any liabilities imposed upon Trustees by law or otherwise. Advisory Trustees shall be entitled, to the maximum extent permitted by law, to be indemnified by the Trust and shall be covered by any liability insurance coverage that extends to Trustees and officers of the Trust. Advisory Trustees shall be paid the same meeting fees payable to Trustees and shall have their expenses reimbursed in accordance with existing Board expense reimbursement policies. Advisory Trustees shall not receive any retainer fees.

     (2) AUDIT COMMITTEE. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent registered public accounting firm on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and met four times during the Funds' most recently completed fiscal year. Judith M. Johnson serves as the chairman of the Audit Committee.

     COMPENSATION. For the calendar year ended December 31, 2008, each Trustee received an annual retainer (payable quarterly) of $160,000 from the Fund Complex. Each Trustee and Advisory Board Member also received a combined fee of $7,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at the first telephonic Fund Complex Board meeting and each telephonic Board meeting beyond five. In addition, the Chairperson of the Fund Complex Board received an additional $40,000 annual retainer and the Chairperson of the Audit Committee received an additional $20,000 annual retainer, for the additional work and time devoted by the Chairpersons. Prior to January 1, 2008, each Trustee received an annual retainer (payable quarterly) of $140,000 from the Fund Complex. Each Trustee also received a combined fee of $7,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Chairperson of the Fund Complex Board received an additional $40,000 annual retainer and the Chairperson of the Audit Committee received an additional $16,000 annual retainer, for the additional work and time devoted by the Chairpersons.

     Effective January 1, 2009, each Trustee receives an annual retainer (payable quarterly) of $160,000 from the Fund Complex. Each Trustee and Advisory Board Member receives a combined fee of $7,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Chairperson of the Fund Complex Board receives an additional $40,000 annual retainer and the Chairperson of the Audit Committee receives an additional $20,000 annual retainer, for the additional work and time devoted by the Chairpersons.

     The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's Officers are not compensated by the Trust for their services. For the fiscal year ended February 28, 2009, the Trustees received the following compensation:

                               COMPENSATION TABLE
                      FISCAL YEAR ENDED FEBRUARY 28, 2009



                                                               INDEPENDENT TRUSTEES
                              PETER G.       ISAIAH       JUDITH M.    DAVID F.    OLIVIA S.   TIMOTHY J.   DONALD C.
FUND NAME                      GORDON    HARRIS, JR./1/    JOHNSON    LARCKER/1/    MITCHELL      PENNY      WILLEKE
California Tax-Free Money     $  1,840       $   123       $   721      $    95    $  1,541     $  1,541    $  1,541
Market Fund
California Tax-Free Money     $  1,840       $   123       $   721      $    95    $  1,541     $  1,541    $  1,541
Market Trust
Cash Investment Money         $  1,840       $   123       $   721      $    95    $  1,541     $  1,541    $  1,541
Market Fund
Government Money Market       $  1,840       $   123       $   721      $    95    $  1,541     $  1,541    $  1,541
Fund
Heritage Money Market         $  1,840       $   123       $   721      $    95    $  1,541     $  1,541    $  1,541
Fund
Minnesota Money Market        $  1,840       $   123       $   721      $    95    $  1,541     $  1,541    $  1,541
Fund
Money Market Fund             $  1,840       $   123       $   721      $    95    $  1,541     $  1,541    $  1,541
Money Market Trust            $  1,840       $   123       $   721      $    95    $  1,541     $  1,541    $  1,541
Municipal Money Market        $  1,840       $   123       $   721      $    95    $  1,541     $  1,541    $  1,541
Fund
National Tax-Free Money       $  1,840       $   123       $   721      $    95    $  1,541     $  1,541    $  1,541
Market Fund
National Tax-Free Money       $  1,840       $   123       $   721      $    95    $  1,541     $  1,541    $  1,541
Market Trust
Overland Express Sweep        $  1,840       $   123       $   721      $    95    $  1,541     $  1,541    $  1,541
Fund
Prime Investment Money        $  1,840       $   123       $   721      $    95    $  1,541     $  1,541    $  1,541
Market Fund
Treasury Plus Money Market    $  1,840       $   123       $   721      $    95    $  1,541     $  1,541    $  1,541
Fund
100% Treasury Money           $  1,840       $   123       $   721      $    95    $  1,541     $  1,541    $  1,541
Market Fund
Total Compensation from the   $246,500       $16,500       $96,664      $12,750    $206,500     $206,500    $206,500
Fund Complex/2/


------


/1/ Isaiah Harris, Jr. and David F. Larcker became Independent Trustees effective April 17, 2009. From November 1,2008, to April 17, 2009, Messrs. Harris and Larcker served as Advisory Board Members. The compensation reflected in the table above for Messrs. Harris and Larcker is for the period November 1, 2008 to December 31, 2008.
/2/ Includes Trustee compensation received by other funds within the entire Fund Complex (consisting of 134 funds) as of the Funds' fiscal year end.

     BENEFICIAL EQUITY OWNERSHIP INFORMATION. As of the calendar year ended December 31, 2008, the Trustees, the Advisory Board Members and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the dollar value of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: $0; $1-$10,000; $10,001-$50,000; $50,001-$100,000; and over
$100,000.

           BENEFICIAL EQUITY OWNERSHIP IN THE FUNDS AND FUND COMPLEX
                     CALENDAR YEAR ENDED DECEMBER 31, 2008



                                              INDEPENDENT TRUSTEES
                             PETER G.            ISAIAH          JUDITH M.    DAVID F.
FUND                          GORDON           HARRIS, JR./2/     JOHNSON    LARCKER/2/
California Tax-Free
Money Market Fund      $0                   $0                       $0          $0
California Tax-Free
Money Market Trust     $0                   $0                       $0          $0
Cash Investment
Money Market Fund      $0                   $0                       $0          $0
Government Money
Market Fund            $0                   $0                       $0          $0
Heritage Money
Market Fund            $0                   $0                       $0          $0
Minnesota Money
Market Fund            $0                   $0                       $0          $0
Money Market Fund      $50,001 - $100,000   $0                       $0          $0
Money Market Trust     $0                   $0                       $0          $0
Municipal Money
Market Fund            $0                   $0                       $0          $0
National Tax-Free
Money Market Fund      $0                   $0                       $0          $0
National Tax-Free
Money Market Trust     $0                   $0                       $0          $0
Overland Express
Sweep Fund             $0                   $0                       $0          $0
Prime Investment
Money Market Fund      $0                   $0                       $0          $0
Treasury Plus Money
Market Fund            $0                   $50,001 - $100,000       $0          $0
100% Treasury
Money Market Fund      $0                   $0                       $0          $0
Aggregate Dollar
Range of
Equity Securities Of
Fund
Complex/1/             over $100,000        over $100,000            $0          $0

                         OLIVIA S.       TIMOTHY J.      DONALD C.
FUND                      MITCHELL         PENNY          WILLEKE
California Tax-Free
Money Market Fund      $0              $0              $0
California Tax-Free
Money Market Trust     $0              $0              $0
Cash Investment
Money Market Fund      $0              $0              $0
Government Money
Market Fund            $0              $0              $0
Heritage Money
Market Fund            $0              $0              $0
Minnesota Money
Market Fund            $0              $0              $0
Money Market Fund      $0              $0              $0
Money Market Trust     $0              $0              $0
Municipal Money
Market Fund            $0              $0              $0
National Tax-Free
Money Market Fund      $0              $0              $0
National Tax-Free
Money Market Trust     $0              $0              $0
Overland Express
Sweep Fund             $0              $0              $0
Prime Investment
Money Market Fund      $0              $0              $0
Treasury Plus Money
Market Fund            $0              $0              $0
100% Treasury
Money Market Fund      $0              $0              $0
Aggregate Dollar
Range of
Equity Securities Of
Fund
Complex/1/             over $100,000   over $100,000   over $100,000


------


/1/ Includes Trustee ownership in shares of other funds within the entire Fund Complex (consisting of 134 funds) as of the calendar year end.
/2/ Messrs. Harris and Larcker were elected to the Board as Independent Trustees effective April 17, 2009.

     OWNERSHIP OF SECURITIES OF CERTAIN ENTITIES. As of the calendar year ended December 31, 2008, none of the Independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity directly or indirectly controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.


Investment Adviser
------------------

     Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the investment adviser for the Funds. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds.


     AFFILIATED ADVISORY PROGRAMS. Funds Management, on behalf of participants
     -----------------------------
in programs managed by Funds Management, may invest a portion of the program's assets in any one Wells Fargo Advantage Fund that could represent a significant portion of the Fund's assets. In such an instance, Funds Management's decision to make changes to or rebalance the program's allocations may substantially impact the Fund's performance.

     As compensation for its advisory services, Funds Management is entitled to receive a monthly fee at the annual rates indicated below, as a percentage of each Fund's average daily net assets:


FUND
 California Tax-Free Money Market Fund        First $1B       0.30%
                                              Next $4B       0.275%
                                              Over $5B        0.25%
 California Tax-Free Money Market Trust   All asset levels    0.00%
 Cash Investment Money Market Fund        All asset levels    0.10%
 Government Money Market Fund             All asset levels    0.10%
 Heritage Money Market Fund               All asset levels    0.10%
 Minnesota Money Market Fund                  First $1B       0.30%
                                              Next $4B       0.275%
                                              Over $5B        0.25%
 Money Market Fund                            First $1B       0.30%
                                              Next $4B       0.275%
                                              Over $5B        0.25%
 Money Market Trust                       All asset levels    0.00%
 Municipal Money Market Fund                  First $1B       0.30%
                                              Next $4B       0.275%
                                              Over $5B        0.25%
 National Tax-Free Money Market Fund      All asset levels    0.10%
 National Tax-Free Money Market Trust     All asset levels    0.00%
 Overland Express Sweep Fund                  First $1B       0.30%
                                              Next $4B       0.275%
                                              Over $5B        0.25%
 Prime Investment Money Market Fund       All asset levels    0.10%
 Treasury Plus Money Market Fund          All asset levels    0.10%
 100% Treasury Money Market Fund              First $1B       0.30%
                                              Next $4B       0.275%
                                              Over $5B        0.25%

     Advisory Fees Paid. For the fiscal periods indicated below, the following
     -------------------
Funds paid to Funds Management the following advisory fees and Funds Management and/or Wells Fargo Bank waived the indicated amounts:



                                    YEAR ENDED                                YEAR ENDED
                                    2/28/2009                                2/29/2008
                                                   FEES                                     FEES
                                                   PAID                                     PAID
                       FEES          FEES         AFTER          FEES          FEES        AFTER
FUND                 INCURRED       WAIVED        WAIVER       INCURRED       WAIVED       WAIVER
California         $13,979,321   $10,294,043     3,685,278   $11,240,074   $ 8,000,848   $ 3,239,226
Tax-Free Money
Market
California         $         0   $         0   $         0   $         0   $         0   $         0
Tax-Free Money
Market Trust
Cash Investment    $20,903,675   $ 9,773,230   $11,130,445   $19,161,992   $ 8,512,769   $10,649,223
Money Market
Government         $38,192,016   $14,820,976   $23,371,040   $23,012,738   $ 8,555,988   $14,456,750
Money Market
Heritage Money     $ 7,702,363   $ 5,149,259   $ 2,553,104   $ 1,785,033   $ 1,208,041   $   576,992
Market
Minnesota          $   604,655   $   167,022   $   437,633   $   402,879   $   105,527   $   297,352
Money Market
Money Market       $33,044,754   $ 7,869,720   $25,175,034   $32,435,901   $ 7,992,822   $24,443,079
Money Market       $         0   $         0   $         0   $         0   $         0   $         0
Trust
Municipal Money    $ 1,185,824   $ 1,110,278   $    75,546   $ 1,209,756   $ 1,209,756   $         0
Market
National           $ 6,172,528   $ 3,539,989   $ 2,632,539   $ 4,956,565   $ 2,870,379   $ 2,086,186
Tax-Free Money
Market
National           $         0   $         0   $         0   $         0   $         0   $         0
Tax-Free Money
Market Trust
Overland Express   $ 4,544,779   $   236,358   $ 4,308,421   $ 3,274,112   $   285,192   $ 2,988,920
Sweep
Prime Investment   $ 9,392,844   $ 4,132,351   $ 5,260,493   $ 9,819,420   $ 4,050,994   $ 5,768,426
Money Market
Treasury Plus      $ 8,233,282   $ 8,233,282   $         0   $ 6,605,106   $ 2,203,677   $ 4,401,429
Money Market
100% Treasury      $20,421,034   $20,205,789   $   215,245   $14,592,829   $11,911,629   $ 2,681,200
Money Market

                                 YEAR ENDED
                                  2/28/2007
                                                  FEES
                                                  PAID
                       FEES          FEES        AFTER
FUND                 INCURRED       WAIVED       WAIVER
California         $ 8,573,333   $6,010,162   $ 2,563,171
Tax-Free Money
Market
California         $         0   $        0   $         0
Tax-Free Money
Market Trust
Cash Investment    $14,472,583   $6,566,459   $ 7,906,124
Money Market
Government         $14,880,908   $6,203,447   $ 8,677,461
Money Market
Heritage Money     $   614,259   $  367,008   $   247,251
Market
Minnesota          $   334,497   $  110,261   $   224,236
Money Market
Money Market       $25,005,585   $7,895,274   $17,110,311
Money Market       $         0   $        0   $         0
Trust
Municipal Money    $ 1,431,627   $1,431,627   $         0
Market
National           $ 3,814,030   $2,416,936   $ 1,397,094
Tax-Free Money
Market
National           $         0   $        0   $         0
Tax-Free Money
Market Trust
Overland Express   $ 7,931,536   $  164,297   $ 7,767,239
Sweep
Prime Investment   $ 7,220,918   $2,868,771   $ 4,352,147
Money Market
Treasury Plus      $ 5,596,630   $1,656,782   $ 3,939,848
Money Market
100% Treasury      $11,231,859   $9,494,032   $ 1,737,827
Money Market



     General. Each Fund's Advisory Agreement will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any such party. A Fund's Advisory Agreement may be terminated on 60 days written notice by either party and will terminate automatically if assigned.

Investment Sub-Adviser
----------------------

     Funds Management has engaged Wells Capital Management Incorporated ("Wells Capital Management" or the "Sub-Adviser"), an affiliate of Funds Management, to serve as investment sub-adviser to the Funds. Subject to the direction of the Trust's Board and the overall supervision and control of Funds Management and the Trust, the Sub-Adviser makes recommendations regarding the investment and reinvestment of the Funds' assets. The Sub-Adviser furnishes to Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Adviser also furnishes such additional reports and information as Funds Management and the Trust's Board and Officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management.

     As compensation for its sub-advisory services to each Fund, except the California Tax-Free Money Market Trust, Money Market Trust and National Tax-Free Money Market Trust, Wells Capital Management is entitled to receive a monthly fee equal to an annual rate as shown in the table below, based on each Fund's average daily net assets. These fees may be paid by Funds Management or directly by the Funds. If the sub-advisory fee is paid directly by the Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly.

     Wells Capital Management does not receive any fees for investment sub-advisory services provided to the Money Market Trust Funds.

SUB-ADVISER FEE
 First $1B in assets   0.05%
 Next $2B in assets    0.03%
 Next $3B in assets    0.02%
 Over $6B in assets    0.01%

Administrator
-------------

     The Trust has retained Funds Management (the "Administrator"), the investment adviser for the Funds, located at 525 Market Street, 12th Floor, San Francisco, CA 94105, as administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Funds' operations, including communication, coordination, and supervision services with regard to the Funds' transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds' investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds' transfer agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services.

     In addition, Funds Management has agreed to pay all of the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of each Fund's average daily net assets:


                                                 FUND-LEVEL         CLASS-LEVEL
SHARE CLASS                                      ADMIN. FEE          ADMIN. FEE      TOTAL ADMIN. FEE
Administrator Class Shares                   First $5B   0.05%   0.10%   First $5B        0.15%
                                              Next $5B   0.04%            Next $5B        0.14%
                                             Over $10B   0.03%           Over $10B        0.13%
Class A and Class B (Retail Class)           First $5B   0.05%   0.22%   First $5B        0.27%
                                              Next $5B   0.04%            Next $5B        0.26%
                                             Over $10B   0.03%           Over $10B        0.25%
Institutional Class                          First $5B   0.05%   0.08%   First $5B        0.13%
                                              Next $5B   0.04%            Next $5B        0.12%
                                             Over $10B   0.03%           Over $10B        0.11%
Investor Class**                             First $5B   0.05%   0.27%   First $5B        0.32%
                                              Next $5B   0.04%            Next $5B        0.31%
                                             Over $10B   0.03%           Over $10B        0.30%
Service Class and Money Market Trust Funds   First $5B   0.05%   0.12%   First $5B        0.17%
                                              Next $5B   0.04%            Next $5B        0.16%
                                             Over $10B   0.03%           Over $10B        0.15%
Select Class*                                   N/A        N/A   0.04%   First $5B        0.09%
                                                                          Next $5B        0.08%
                                                                         Over $10B        0.07%


------
*    Select Class shares incepted on July 1, 2007.
**   Effective July 1, 2007, the class-level administration fee for the
       Investor Class was reduced by 0.05% to 0.34% and further reduced effective July 1, 2008 by 0.07% to 0.27% as shown in the table.

     Administrative Fees Paid. For the fiscal periods indicated below, the
     -------------------------
Funds paid the following administrative fees to Funds Management.



                          FISCAL YEAR ENDED                     FISCAL YEAR ENDED
                                2/28/09                               2/29/08
                                            ADMIN.                                ADMIN.
                                             FEES                                  FEES
                     ADMIN.                  PAID         ADMIN.                   PAID
                      FEES                  AFTER          FEES                   AFTER
                   INCURRED     WAIVER     WAIVER        INCURRED     WAIVER      WAIVER
California       $ 2,491,342   $     0   $ 2,491,342   $ 1,997,946   $     0   $ 1,997,946
Tax-Free Money
Market (Fund
Level)
 Class A         $ 8,341,498   $     0   $ 8,341,498   $ 7,356,928   $     0   $ 7,356,928
 Institutional   $   235,685   $     0   $   235,685           N/A       N/A           N/A
Class*
 Service Class   $ 1,097,884   $     0   $ 1,097,884   $   782,201   $     0   $   782,201
California       $ 1,213,247   $34,194   $ 1,179,053   $ 1,013,439   $36,923   $   976,516
Tax-Free Money
Market Trust
(Fund Level)
Cash Investment  $ 7,766,993   $     0   $ 7,766,993   $ 7,256,817   $     0   $ 7,256,817
Money Market
(Fund Level)
 Administrator   $ 1,634,840   $     0   $ 1,634,840   $ 1,777,854   $     0   $ 1,777,854
Class
 Institutional   $ 7,505,111   $     0   $ 7,505,111   $ 7,157,680   $     0   $ 7,157,680
Class
 Service Class   $ 7,844,570   $     0   $ 7,844,570   $ 7,890,892   $     0   $ 7,890,892
 Select Class    $ 1,340,122   $     0   $ 1,340,122   $   744,885   $     0   $   744,885
Government       $12,953,495   $     0   $12,953,495   $ 8,412,041   $     0   $ 8,412,041
Money Market
(Fund Level)
 Class A         $ 3,061,727   $     0   $ 3,061,727   $ 5,889,783   $     0   $ 5,889,783
 Administrator   $ 1,589,487   $     0   $ 1,589,487   $ 1,434,761   $     0   $ 1,434,761
Class
 Institutional   $23,152,534   $     0   $23,152,534   $10,366,389   $     0   $10,366,389
Class
 Service Class   $ 7,524,201   $     0   $ 7,524,201   $ 7,131,380   $     0   $ 7,131,380
Heritage Money   $ 3,537,275   $     0   $ 3,537,275   $   891,869   $     0   $   891,869
Market (Fund
Level)
 Administrator   $   640,669   $     0   $   640,669   $   406,719   $     0   $   406,719
Class
 Institutional   $ 2,941,563   $     0   $ 2,941,563   $   617,479   $     0   $   617,479
Class
 Select Class    $ 1,353,896   $     0   $ 1,353,896   $   242,621   $     0   $   242,621
Minnesota        $   100,776   $     0   $   100,776   $    67,417   $     0   $    67,417
Money Market
(Fund Level)
 Class A         $   443,414   $     0   $   443,414   $   295,445   $     0   $   295,445
Money Market     $ 5,281,754   $     0   $ 5,281,754   $ 5,219,541   $     0   $ 5,219,541
(Fund Level)
 Class A         $22,683,965   $     0   $22,683,965   $22,187,797   $     0   $22,187,797

                          FISCAL YEAR ENDED
                               2/28/07
                                            ADMIN.
                                             FEES
                    ADMIN.                   PAID
                     FEES                   AFTER
                   INCURRED     WAIVER      WAIVER
California       $ 1,513,333   $     0   $ 1,513,333
Tax-Free Money
Market (Fund
Level)
 Class A         $ 5,756,550   $     0   $ 5,756,550
 Institutional           N/A       N/A           N/A
Class*
 Service Class   $   492,063   $     0   $   492,063
California       $   876,653   $70,416   $   806,237
Tax-Free Money
Market Trust
(Fund Level)
Cash Investment  $ 5,841,775   $     0   $ 5,841,775
Money Market
(Fund Level)
 Administrator   $ 1,133,776   $     0   $ 1,133,776
Class
 Institutional   $ 5,885,913   $     0   $ 5,885,913
Class
 Service Class   $ 7,177,699   $     0   $ 7,177,699
 Select Class            N/A       N/A           N/A
Government       $ 5,964,272   $     0   $ 5,964,272
Money Market
(Fund Level)
 Class A         $ 4,331,041   $     0   $ 4,331,041
 Administrator   $ 1,141,753   $     0   $ 1,141,753
Class
 Institutional   $ 5,092,425   $     0   $ 5,092,425
Class
 Service Class   $ 6,485,961   $     0   $ 6,485,961
Heritage Money   $   307,129   $     0   $   307,129
Market (Fund
Level)
 Administrator   $   291,064   $     0   $   291,064
Class
 Institutional   $   258,556   $     0   $   258,556
Class
 Select Class            N/A       N/A           N/A
Minnesota        $    55,750   $     0   $    55,750
Money Market
(Fund Level)
 Class A         $   245,298   $     0   $   245,298
Money Market     $ 4,253,716   $     0   $ 4,253,716
(Fund Level)
 Class A         $16,080,252   $     0   $16,080,252

                             FISCAL YEAR ENDED                     FISCAL YEAR ENDED
                                   2/28/09                                2/29/08
                                               ADMIN.                               ADMIN.
                                                FEES                                 FEES
                     ADMIN.                     PAID        ADMIN.                   PAID
                      FEES                     AFTER         FEES                    AFTER
                    INCURRED      WAIVER       WAIVER      INCURRED     WAIVER      WAIVER
 Class B           $3,059,067   $        0   $3,059,067   $3,200,904   $      0   $3,200,904
 Investor Class    $2,693,439   $        0   $2,693,439   $2,954,716   $      0   $2,954,716
Money Market       $5,189,292   $   39,081   $5,150,211   $5,226,393   $ 24,690   $5,201,703
Trust
Municipal Money    $  197,637   $        0   $  197,637   $  201,626   $201,626   $        0
Market (Fund
Level)
 Institutional     $   18,014   $        0   $   18,014          N/A        N/A          N/A
Class*
 Investor Class    $1,095,315   $        0   $1,095,315   $1,441,173   $ 85,134   $1,356,039
National           $2,967,641   $        0   $2,967,641   $2,458,660   $      0   $2,458,600
Tax-Free Money
Market (Fund
Level)
 Class A           $3,564,291   $        0   $3,564,291   $2,893,783   $      0   $2,893,783
 Administrator     $  546,721   $        0   $  546,721   $  546,726   $      0   $  546,726
Class
 Institutional     $1,781,567   $        0   $1,781,567   $1,322,622   $      0   $1,322,622
Class
 Service Class     $2,134,459   $        0   $1,134,459   $1,729,387   $      0   $1,729,387
National           $  574,139   $   72,779   $  501,360   $  452,435   $ 62,230   $  390,205
Tax-Free Money
Market Trust
Overland Express   $4,217,365   $        0   $4,217,365   $2,969,989   $      0   $2,969,989
Sweep (Fund
Level)
Prime Investment   $4,236,786   $        0   $4,236,786   $4,388,479   $      0   $4,388,479
Money Market
(Fund Level)
 Institutional     $6,068,665   $        0   $6,068,665   $5,956,193   $      0   $5,956,193
Class
 Service Class     $2,168,415   $        0   $2,168,415   $2,849,014   $      0   $2,849,014
Treasury Plus      $3,776,448   $1,569,638   $2,206,810   $3,144,782   $      0   $3,144,782
Money Market
(Fund Level)
 Class A           $5,652,117   $        0   $5,652,117   $6,265,990   $      0   $6,265,990
 Administrator     $   84,352   $        0   $   84,352          N/A        N/A          N/A
Class*
 Institutional     $3,512,551   $        0   $3,512,551   $1,985,790   $      0   $1,985,790
Class
 Service Class     $1,426,915   $        0   $1,426,915   $1,529,630   $      0   $1,529,630
100% Treasury      $3,520,221   $        0   $3,520,221   $2,587,664   $      0   $2,587,664
Money Market
(Fund Level)
 Class A           $  709,126   $        0   $  709,126   $  580,354   $      0   $  580,354
 Service Class     $8,697,273   $        0   $8,697,273   $5,981,282   $      0   $5,981,282

                             FISCAL YEAR ENDED
                                  2/28/07
                                               ADMIN.
                                                FEES
                     ADMIN.                     PAID
                      FEES                      AFTER
                    INCURRED      WAIVER       WAIVER
 Class B           $2,999,314     $      0   $2,999,314
 Investor Class           N/A          N/A          N/A
Money Market       $4,822,056     $ 21,525   $4,800,531
Trust
Municipal Money    $  238,605     $238,605   $        0
Market (Fund
Level)
 Institutional            N/A          N/A          N/A
Class*
 Investor Class    $1,861,116     $257,187   $1,603,929
National           $1,907,015     $      0   $1,907,015
Tax-Free Money
Market (Fund
Level)
 Class A           $2,319,851     $      0   $2,319,851
 Administrator     $  534,762     $      0   $  534,762
Class
 Institutional     $  840,406     $      0   $  840,406
Class
 Service Class     $1,409,139     $      0   $1,409,139
National           $  738,442     $ 53,857   $  684,585
Tax-Free Money
Market Trust
Overland Express   $7,541,872     $      0   $7,541,872
Sweep (Fund
Level)
Prime Investment   $3,360,090     $      0   $3,360,090
Money Market
(Fund Level)
 Institutional     $3,960,407     $      0   $3,960,407
Class
 Service Class     $2,724,490     $      0   $2,724,490
Treasury Plus      $2,736,907     $      0   $2,736,907
Money Market
(Fund Level)
 Class A           $6,308,373     $      0   $6,308,373
 Administrator            N/A          N/A          N/A
Class*
 Institutional     $1,218,720     $      0   $1,218,720
Class
 Service Class     $1,446,945     $      0   $1,446,945
100% Treasury      $1,996,702     $      0   $1,996,702
Money Market
(Fund Level)
 Class A           $  511,520     $      0   $  511,520
 Service Class     $4,513,072     $      0   $4,513,072


------


*   Share class incepted on March 31, 2008.

Distributor
-----------

     Wells Fargo Funds Distributor, LLC ("Funds Distributor"), an affiliate of Funds Management located at 525 Market Street, San Francisco, California 94105, serves as the distributor to the Funds.


     The Money Market Fund, for its Class B shares, and the Overland Express Sweep Fund, for it's single class of shares, have adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule"). The Plan was adopted by the Board, including a majority of the Trustees who were not "interested persons" (as defined under the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plan and pursuant to the related Distribution Agreement, the Class B shares of the Money Market Fund Funds pay the Distributor, on a monthly basis, an annual fee of 0.75% and the single class of shares of the Overland Express Sweep Fund pays the Distributor, on a monthly basis, an annual fee of 0.25% of the average daily net assets attributable to each class as compensation for distribution-related services or as reimbursement for distribution-related expenses.


     The actual fee payable to the Distributor by these Funds and classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the Financial Industry Regulatory Authority ("FINRA") under the Conduct Rules. The Distributor's distribution-related revenues from the Plan may be more or less than distribution-related expenses incurred during the period. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (I.E., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor, or their affiliates in connection with the sale of Fund shares. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.


                               DISTRIBUTION FEES


     For the fiscal year ended February 28, 2009, the Funds listed below paid the Distributor the following fees for distribution-related services:



                                                                           COMPENSATION    COMPENSATION
                                                      PRINTING & MAILING        TO              TO           OTHER
FUND                          TOTAL     ADVERTISING      PROSPECTUSES      UNDERWRITERS   BROKER/DEALERS   (EXPLAIN)
 Money Market - Class B   $10,428,638        $0               $0             $765,937       $9,623,142     $39,559
 Overland Express Sweep   $ 3,904,968        $0               $0             $387,621       $3,517,347     $     0
 Fund


------
* The Distributor has entered into an arrangement whereby sales commissions payable to broker-dealers with respect to sales of Class B shares of the Money Market Fund are financed by an unaffiliated third party lender. Under this financing arrangement, Stephens has assigned certain amounts that it is entitled to receive pursuant to the Distribution Plan to the third party lender, as reimbursement and consideration for these payments. Under this arrangement, compensation to broker/dealers is made by the unaffiliated third-party lender from the amounts assigned.

     General. The Plan will continue in effect from year to year if such
     -------
continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of a Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of a Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees and the Non-Interested Trustees.

     The Plan provides that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such Non-Interested Trustees.

     Wells Fargo Bank and Funds Management, interested persons (as that term is defined under Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the Funds' shares pursuant to selling agreements with the Distributor authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the

Plan. The Board has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds is designed to serve. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (I.E., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

Shareholder Servicing Agent
---------------------------

     The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing these services, a Shareholder Servicing Agent is entitled from each applicable Fund a fee up to the fees listed below on an annualized basis, of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Shareholder Servicing Agent during the period for which payment is being made. The amounts payable under the Shareholder Servicing Plan and Agreements are shown below. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Board and provide that a Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

FUND                                      FEE
 California Tax-Free Money Market Fund
  Class A                                0.25%
  Service Class                          0.25%
 Cash Investment Money Market Fund
  Administrator Class                    0.10%
  Service Class                          0.25%
 Government Money Market Fund
  Class A                                0.25%
  Administrator Class                    0.10%
  Service Class                          0.25%
 Heritage Money Market Fund
  Administrator Class                    0.10%
 Minnesota Money Market Fund
  Class A                                0.25%
 Money Market Fund
  Class A                                0.25%
  Class B                                0.25%
  Investor Class                         0.25%
 Municipal Money Market Fund
  Investor Class                         0.25%
 National Tax-Free Money Market Fund
  Class A                                0.25%
  Administrator Class                    0.10%
  Service Class                          0.25%
 Overland Express Sweep Fund
  Single Class                           0.25%
 Prime Investment Money Market Fund

FUND                               FEE
  Service Class                    0.25%
 Treasury Plus Money Market Fund
  Class A                          0.25%
  Administrator Class              0.10%
  Service Class                    0.25%
 100% Treasury Money Market Fund
  Class A                          0.25%
  Service Class                    0.25%

     General. The Shareholder Servicing Plan will continue in effect from year
     --------
to year if such continuance is approved by a majority vote of the Trustees of the Trust and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Board and the Non-Interested Trustees.

     The Shareholder Servicing Plan requires that the Administrator shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Shareholder Servicing Plan.

Custodian
---------


     Wells Fargo Bank, N.A. (the "Custodian") located at Wells Fargo Center, 6th and Marquette, Minneapolis, Minnesota 55479, acts as custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. For its services as Custodian, Wells Fargo Bank is entitled to receive an annual fee at the rate of 0.02% of the average daily assets of each Fund.


Fund Accountant
---------------


     PNC Global Investment Servicing (U.S.), Inc. ("PNC"), (formerly PFPC), located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as fund accountant and in such capacity maintains the financial books and records for the Funds. For these services, PNC is entitled to receive from each Fund an annual asset-based Fund Complex fee as shown in the chart below:


AVERAGE FUND COMPLEX DAILY NET ASSETS           ANNUAL ASSET-BASED
(EXCLUDING THE MASTER TRUST PORTFOLIO ASSETS)          FEES
       First $85B                                     0.0051%
       Over $85B                                      0.0025%


     In addition, PNC is entitled to receive an annual base fee of $20,000 per Fund. PNC is also entitled to receive a monthly multiple manager fee beyond the first manager as follows: $2,000 for the second manager in each Fund, $1,500 for the third manager in each Fund and $500 for each manager beyond the third manager in each Fund. Finally, PNC is entitled to receive certain out-of-pocket costs. Each Fund's share of the annual asset-based Fund Complex fee is based on its proportionate share of the aggregate average net assets of all the funds in the Fund Complex, excluding the Master Trust portfolios.


Transfer and Distribution Disbursing Agent
------------------------------------------

     Boston Financial Data Services, Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as transfer and distribution disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.

Underwriting Commissions
------------------------

     The Distributor serves as the principal underwriter distributing securities of the Funds on a continuous basis.


     The Funds paid $12,720 in underwriting commissions to the Distributor for the fiscal period ended February 28, 2009. The Funds paid $15,091 in underwriting commissions to the Distributor for the fiscal period ended February 29, 2008. The Funds paid $39,567 in underwriting commissions to the Distributor for the fiscal period ended February 28, 2007.

Code of Ethics
--------------

     The Fund Complex, the Adviser, the Distributor and the Sub-Adviser each has adopted a code of ethics which contains policies on personal securities transactions by "access persons" as defined in each of the codes. These policies comply with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, as applicable. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. Such restrictions do not apply to purchases or sales of certain types of securities, including shares of open-end investment companies that are unaffiliated with the WELLS FARGO ADVANTAGE FUNDS family, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, the Adviser, the Distributor and the Sub-Adviser are on public file with, and are available from, the SEC.


                       DETERMINATION OF NET ASSET VALUE

     We determine the NAV of each Fund's shares each business day. We determine the NAV by subtracting a Fund Class' liabilities from its total assets. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Funds' shares.


     Each Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Funds would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Funds' portfolio on a particular day, a prospective investor in the Funds would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

     Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, a Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in those high-quality securities that are determined by the Board to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable- and floating-rate instruments subject to demand features. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, a Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the Fund's NAV calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a NAV per share by using available market quotations. It is the intention of the Funds to maintain a per share NAV of $1.00, but there can be no assurance that each Fund will do so.

     Instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (a) a government security with a variable rate of interest readjusted no less frequently than every thirteen months may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in thirteen months or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur or, where no date is specified but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


     Shares of the Funds may be purchased on any day a Fund is open for business. Generally, each Fund is open for business each day the New York Stock Exchange is open for trading (a "Business Day"). However, the Funds may elect to remain open following an early close of the NYSE or to remain open on days when the Federal Reserve is open and the NYSE is closed. The New York Stock Exchange is currently closed in observance of New Year's Day, Martin Luther King Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday. The Federal Reserve is closed on all days listed above (except Good Friday), as well as Columbus Day and Veterans Day.

     Purchase orders for a Fund received before such Fund's final NAV calculation time, generally are processed at such time on that Business Day. Purchase orders received after a Fund's final NAV calculation time generally are processed at such Fund's first NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the NAV calculation time and the distribution, purchase and redemption cut-off times for the Funds may be earlier than their stated NAV calculation time described above.


     Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment, please contact the Distributor. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     Each Fund reserves the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Fund may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act. In addition, the Fund may redeem shares involuntarily to reimburse a Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectuses.

     Purchases and Redemptions for Existing WELLS FARGO ADVANTAGE FUNDS Account
     --------------------------------------------------------------------------
Holders Via the Internet. All shareholders with an existing WELLS FARGO
------------------------
ADVANTAGE FUNDS account may purchase additional shares of funds or classes of funds within the Wells Fargo Advantage family of funds that they already own and redeem existing shares via the Internet. For purchases, such account holders must have a bank account linked to their WELLS FARGO ADVANTAGE FUNDS account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder's address of record. Internet account access is available for institutional clients. Shareholders should contact Investor Services at 1-800-222-8222 or log on at www.wellsfargo.com/ advantagefunds for further details. Shareholders who hold their shares in a brokerage account should contact their selling agent.


     Extraordinary Circumstances Affecting Redemptions. Under the extraordinary
     --------------------------------------------------
circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day or for longer than seven days for each Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable or practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

     Purchases and Redemptions Through Brokers and/or Their Affiliates. A
     -----------------------------------------------------------------
broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectuses in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.


     Waiver of Minimum Initial Investment Amount for Investor Class Shares for
     -------------------------------------------------------------------------
Eligible Investors. An eligible investor (as defined below) may purchase
------------------
Investor Class shares of the WELLS FARGO ADVANTAGE FUNDS without meeting the minimum initial investment amount if the eligible investor participates in a $50 monthly automatic investment purchase plan. Eligible investors include:

  o Current and retired employees, directors/trustees and officers of: (i) WELLS FARGO ADVANTAGE FUNDS (including any predecessor funds) and (ii) Wells Fargo & Company and its affiliates; and

  o Family members, as defined in the prospectus, of any of the above.

     Minimum Initial Investment Waivers for Institutional, Service, and
     ------------------------------------------------------------------
Administrator Class shares. Upon approval by Funds Management, the minimum
--------------------------
initial investment amounts for Institutional, Service, and Administrator Class shares of Wells Fargo Advantage money market funds may be waived or satisfied for purchases made under the following circumstances:

  o Money market trading platforms and employee benefit plan programs that have plan assets of at least $10 million for Administrator Class shares and $100 million for Institutional Class shares.

  o Money Market trading platforms or employee benefit plan programs may invest in Service Class shares without a minimum restriction.

  o Former Strong money market fund shareholders who received shares of a Wells Fargo Advantage money market fund as a result of the reorganization of the Strong Funds into the Wells Fargo Advantage Funds and whose Wells Fargo Advantage money market fund account record remains active on the Fund's transfer agency system. An account remains on the transfer agency system indefinitely if a balance is maintained or for a period of at least six months for zero-balance accounts.

     Related shareholders or shareholder accounts may be aggregated in order to meet the minimum initial investment requirement for Institutional, Service, Administrator, and Select Class shares. The following are examples of relationships that may qualify for aggregation:

  o Related business entities, including:

     o Corporations and their subsidiaries;

     o General and Limited partners; and

     o Other business entities under common ownership or control.

  o Shareholder accounts that share a common tax-id number.

  o Accounts over which the shareholder has individual or shared authority to buy or sell shares on behalf of the account (I.E., a trust account or a solely owned business account).


     All of the minimum initial investment waivers listed above may be modified or discontinued at any time.

     Waiver of Minimum Initial and Subsequent Investment Amounts for All Shares
     --------------------------------------------------------------------------
Classes for Special Operational Accounts. Shares of any and all share classes
----------------------------------------
of the Wells Fargo Advantage Funds may be acquired in special operational accounts (as defined below) without meeting the applicable minimum initial or subsequent investment amounts. Special operational accounts are designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions.

     Compensation to Dealers and Shareholder Servicing Agents. Set forth below
     ---------------------------------------------------------
is a list of the member firms of FINRA to which the Adviser, the Funds' Distributor or their affiliates made payments out of their revenues in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders in the year ending December 31, 2008 ("Additional Payments"). (Such payments are in addition to any amounts paid to such FINRA firms in the form of dealer reallowances or fees for shareholder servicing or distribution. The payments are discussed in further detail in the Prospectuses under the title "Compensation to Dealers and Shareholder Servicing Agents"). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2008, are not reflected:


     FINRA MEMBER FIRMS
     ------------------

  o 401(k) Investment Services, Inc.

  o ADP Broker-Dealer, Inc.

  o A.G. Edwards & Sons, Inc.


  o AIG Retirement Services Company


  o Ameriprise Financial Services, Inc.


  o Charles Schwab & Co., Inc.

  o Citigroup Global Markets, Inc.

  o CitiStreet Advisors LLC

  o DWS Investments Distributors, Inc.

  o Fidelity Brokerage Services LLC

  o Goldman, Sachs & Co.

  o GPC Securities, Inc.


  o GWFS Equities, Inc.

  o GunnAllen Financial, Inc.


  o H.D. Vest Financial Services


  o Hewitt Financial Services, LLC


  o J. P. Morgan Securities Inc.

  o LPL Financial Corp.


  o Mellon Financial Markets, LLC


  o Merrill Lynch, Pierce, Fenner & Smith, Inc.

  o Merriman Curhan Ford & Co. Inc.

  o Mid Atlantic Capital Corporation

  o Morgan Stanley DW Inc.

  o MSCS Financial Services, LLC


  o Nationwide Investment Services Corp.

  o Pershing LLC


  o Prudential Investment Management Services, LLC


  o Prudential Retirement Brokerage Services, Inc.


  o Raymond James & Associates, Inc.

  o RBC Dain Rauscher, Inc.

  o Robert W. Baird & Co.


  o Ross, Sinclaire & Associates, LLC

  o Security Distributors, Inc.


  o State Street Global Markets, LLC

  o TD Ameritrade Trust Company

  o UBS Financial Services, Inc.

  o VALIC Financial Advisors, Inc.


  o Wachovia Securities, LLC


  o Wells Fargo Investments


     In addition to member firms of FINRA, Additional Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list.


     Also not included on the list above are other subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Funds' Distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.


                             PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board and the supervision of the Adviser, the Sub-Adviser is responsible for the Funds' portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Adviser to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to broker-dealers serving as market makers for the securities at a net price. The Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of broker-dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which the Distributor or Funds Management is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Trustees. However, the Funds and Funds Management have adopted a policy pursuant to Rule 12b-1(h) under the 1940 Act that prohibits the Funds from directing portfolio brokerage to brokers who sell Fund shares as compensation for such selling efforts.


     In placing orders for portfolio securities of a Fund, the Fund's Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that a Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees the trade execution procedures of the Sub-Adviser to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.


     The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, the Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer.


     The Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, a Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which a sub-adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

     Brokerage Commissions. For the fiscal periods ended February 28, 2009,
     ----------------------
February 29, 2008, and February 28, 2007, the Funds did not pay any brokerage commissions and did not direct brokerage transactions to a broker for research services.

     Securities of Regular Broker-Dealers. The Funds are required to identify
     ------------------------------------
any securities of their "regular brokers or dealers" (as defined under the 1940
Act) or of their parents that the Funds may hold at the close of their most recent fiscal year. As of February 28, 2009, the following Funds held securities of their regular broker-dealers or of their parents as indicated in the amounts shown below:



FUND                       BROKER/DEALER               AMOUNT
 Cash Investment Money     Bank of America          $1,178,819
 Market
                           Barclay's Capital, Inc   $  902,780
                           Citigroup Inc.           $  956,129
                           CS First Boston          $  267,000
                           Deutsche Bank            $  192,000
                           Goldman Sachs & Co       $  310,000
                           HSBC Securities          $   93,000
                           JP Morgan Chase & Co.    $  683,000
                           Morgan Stanley           $   81,000
 Government Money Market   Bank of America          $4,526,944
                           Barclay's Capital, Inc   $6,100,000

                           Citigroup Inc.           $3,174,809
                           CS First Boston          $4,171,600
                           Deutsche Bank            $2,310,000
                           Goldman Sachs & Co       $4,313,416
                           Greenwich Capital        $  850,000
                           HSBC Securities          $  650,000
                           JP Morgan Chase & Co.    $  500,000
                           Morgan Stanley           $1,750,000
 Money Market Fund         Bank of America          $  240,014
                           Barclay's Capital, Inc   $  548,740
                           Citigroup Inc.           $  414,000
                           CS First Boston          $  133,000
                           Deutsche Bank            $  132,000
                           Goldman Sachs & Co       $  154,000
                           HSBC Securities          $   60,000
                           JP Morgan Chase & Co.    $  414,000
                           Morgan Stanley           $   41,000
 Money Market Trust        Bank of America          $  209,137
                           Barclay's Capital, Inc   $  203,948
                           Citigroup Inc.           $  155,000
                           CS First Boston          $   32,000
                           Goldman Sachs & Co       $   38,000
                           HSBC Securities          $   14,000
                           JP Morgan Chase & Co.    $  155,000
                           Morgan Stanley           $   24,000
 Overland Express Sweep    Bank of America          $  140,642
                           Barclay's Capital, Inc   $  102,970
                           Citigroup Inc.           $  103,000
                           CS First Boston          $   21,000
                           Deutsche Bank            $    5,000
                           Goldman Sachs & Co       $   25,000
                           HSBC Securities          $    6,000
                           JP Morgan Chase & Co.    $  103,000
                           Morgan Stanley           $    7,000
 Prime Investment Money    Bank of America          $  900,239
 Market
                           Barclay's Capital, Inc   $  973,840
                           Citigroup Inc.           $   25,000
                           CS First Boston          $  129,000
                           Deutsche Bank            $  113,000
                           Goldman Sachs & Co       $  220,000
                           Greenwich Capital        $   79,963
                           HSBC Securities          $   34,000
                           JP Morgan Chase & Co.    $  250,000
                           Morgan Stanley           $  315,000
 Treasury Plus Money       Bank of America          $   75,000
 Market
                           Barclay's Capital, Inc   $1,250,000
                           Citigroup Inc.           $  750,000
                           CS First Boston          $  828,400
                           Deutsche Bank            $  810,000

       Goldman Sachs & Co      $  110,000
       Greenwich Capital       $  750,000
       HSBC Securities         $1,000,000
       JP Morgan Chase & Co.   $1,000,000
       Morgan Stanley          $  100,000


                                 FUND EXPENSES

     From time to time, Funds Management may waive fees from a Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

     Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and distribution disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues (including membership dues in the Investment Company Institute allocable to a Fund); brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to a Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the series of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board deems equitable.

                              FEDERAL INCOME TAXES


     The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Taxes." Each Prospectus generally describes the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income taxes and, as applicable, certain California and Minnesota taxes. It is based on the Internal Revenue Code of 1986, as amended (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters.


     A shareholder's tax treatment may vary depending upon the shareholder's particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or IRAs), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.


     The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in each Prospectus applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult their own tax advisers and financial planners regarding the federal tax consequences of an investment in a Fund, the application of state, local or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Funds.


     Qualification as a Regulated Investment Company. It is intended that each
     -----------------------------------------------
Fund qualify as a regulated investment company ("RIC") under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to RICs generally will apply separately to each Fund even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

     In order to qualify as a RIC under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future Treasury Regulations may

(possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund's principal business of investing in stock, securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC. However, 100% of the net income derived from an interest in a qualified publicly traded partnership will be treated as qualifying income.

     Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund's taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund's total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term "outstanding voting securities of such issuer" includes the equity securities of a qualified publicly traded partnership. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

     In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income for the taxable year, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income earned for the taxable year, if any. If a Fund meets all of the RIC requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute, or be deemed to have distributed, a sufficient amount of its investment company taxable income (as described above) and net tax-exempt interest income, if any, in a timely manner to maintain its status as a RIC and eliminate fund-level federal income taxation of such distributed income. However, no assurance can be given that a Fund will not be subject to federal income tax.


     Moreover, the Funds may retain for investment all or a portion of its net capital gain. If a Fund retains any net capital gain, it will be subject to a tax at corporate rates on the amount of net capital gain retained, but may designate the retained amount as undistributed capital gain in a notice to its shareholders, who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gain included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.


     If, for any taxable year, a Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund's current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gain) to its shareholders will be taxable to shareholders as dividend income. To re-qualify to be taxed as a RIC in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if a Fund which had previously qualified as a RIC were to fail to qualify as a RIC for a period greater than two taxable years, the Fund generally would be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to tax on such built-in gain recognized for a period of ten years, in order to re-qualify as a RIC in a subsequent year.

     Equalization Accounting. Each Fund may use the so-called "equalization
     -----------------------
method" of accounting to allocate a portion of its "earnings and profits," which generally equals a Fund's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. However, the IRS has not expressly sanctioned the particular equalization method used by a Fund, and thus the Fund's use of this method may be subject to IRS scrutiny.

     Capital Loss Carry-Forwards. A Fund is permitted to carry forward a net
     ---------------------------
capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to fund-level federal income tax, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gains. The Funds cannot carry back or carry forward any net operating losses.

     As of February 28, 2009, the following Funds had capital loss carry-forwards approximating the amount indicated for federal income tax purposes, expiring in the year indicated:



                                                        CAPITAL LOSS CARRY
FUND                                     YEAR EXPIRES        FORWARDS
       Cash Investment Money Market Fu      2013            $  122,917
                                            2017            $  894,668
       Money Market Fund                    2017            $1,094,543
       Money Market Trust                   2017            $  106,412
       Municipal Money Market Fund          2015            $      131
       Treasury Plus Money Market Fund      2013            $   61,122
                                            2017            $   19,571


     If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its capital loss carry-forwards (if any), its unrealized losses (if any), and any such losses of other funds participating in the reorganization may be subject to severe limitations that could make such losses substantially unusable. The Funds have engaged in reorganizations in the past and/or may engage in reorganizations in the future.


     Excise Tax. If a Fund fails to distribute by December 31 of each calendar
     ----------
year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses), 98% of its capital gain net income (adjusted for certain net ordinary losses) for the 12-month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that were not distributed during such years, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts (other than to the extent of its tax-exempt interest income, if any). Each Fund generally intends to actually distribute or be deemed to have distributed substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and thus expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis by a Fund).

     Taxation of Investments. In general, realized gains or losses on the sale
     -----------------------
of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

     If a Fund purchases a debt obligation with original issue discount ("OID") (generally, a debt obligation with a purchase price less than its principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its taxable (or, in the case of the Tax-Free Funds (defined below), distributable) income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate discount obligations may be treated as a dividend for federal income tax purposes. In general, gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID income on debt obligations that is currently includible in income, even though the cash representing such income may not have been received by a Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by the Fund which a Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.


     In addition, payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though a Fund holding such a security receives no interest payment in cash on the security during the year.

     If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

     If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise, or other disposition of an option may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.


     Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed "Section 1256 contracts." A Fund will be required to "mark-to-market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss (as described below). These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the "60%/40%" rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts and non-equity options.


     Foreign currency gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt obligations, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign currency loss exceeds a Fund's net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.


     Offsetting positions held by a Fund involving certain derivative instruments, such as financial forward, futures, and options contracts, may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a "straddle" and at least one (but not all) of the Fund's positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a "mixed straddle." A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute qualified dividend income to fail to satisfy the applicable holding period requirements and therefore to be taxed as ordinary income. Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.


     If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or
(iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund's holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the position and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

     The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code's constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

     In addition, a Fund's transactions in securities and certain types of derivatives (E.G., options, futures contracts, forward contracts, and swap agreements) may be subject to other special tax rules, such as the wash sale rules or the short sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments to the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.

     Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Fund shares, and (iii) thereafter, as capital gain. If a Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income in order to qualify as a RIC.


     Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a 2006 IRS revenue ruling that held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Accordingly, while each Fund intends to account for such transactions in a manner it deems appropriate, the IRS might not accept such treatment. If it did not, the status of the Fund as a RIC might be jeopardized. Certain requirements that must be met under the Code in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in derivatives transactions.

     A Fund may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction.


     Although the Funds are not prohibited from investing directly or indirectly (e.g., through a REIT) in residual interests in real estate mortgage investment conduits ("REMICs") or equity interests in taxable mortgage pools ("TMPs"), currently the Funds do not anticipate making any such investment. However, if a Fund makes any such investment, adverse tax consequences may result.


     In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant non-cash income, such non-cash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.


     Taxation of Distributions. Except for exempt-interest dividends (defined
     --------------------------
below) paid out by the California Tax-Free Money Market Fund, the California Tax-Free Money Market Trust, the Minnesota Money Market Fund, the Municipal Money Market Fund, the National Tax-Free Money Market Fund and the National Tax-Free Money Market Trust (collectively, the "Tax-Free Funds"), distributions paid out of a Fund's current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. For federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund's current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

     For federal income tax purposes, distributions of investment income are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions properly designated by a Fund as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income. Each Fund will designate capital gain dividends, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. government if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

     Sales and Exchanges of Fund Shares. In general, as long as a Fund
     ----------------------------------
maintains a net asset value of $1.00 per share, no gain or loss should be recognized upon the sale or exchange of Fund shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges the shareholder's Fund shares, subject to the discussion below, the shareholder generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and the shareholder's tax basis in the shares. This gain or loss will be long-term capital gain or loss if the shareholder has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.

     If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different RIC, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under the "wash sale" rules to the extent the shareholder purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

     If a shareholder receives or is deemed to receive a capital gain dividend with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then Treasury Regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this SAI.

     In addition, if a shareholder holds shares of a Tax-Free Fund for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends (defined below) received with respect to the shares. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then Treasury Regulations may permit an exception to this six-month rule. Additionally, where a Tax-Free Fund regularly distributes at least 90% of its net tax-exempt interest, if any, the Treasury Department is authorized to issue regulations reducing the six month holding period requirement to a period of not less than the greater of 31 days or the period between regular distributions. No such regulations have been issued as of the date of this SAI.

     Federal Income Tax Rates. As of the date of this SAI, the maximum stated
     -------------------------
federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net long-term capital gain. Reductions in individual federal income tax enacted in 2003 on "qualified dividend income" generally will not apply to Fund distributions.

     The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Distributions from the Funds generally will not qualify for the "dividends-received deduction" applicable to corporate shareholders with respect to certain dividends.

     Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of federal income tax laws.

     Backup Withholding. A Fund is generally required to withhold and remit to
     ------------------
the U.S. Treasury, subject to certain exemptions (such as for certain corporate or foreign shareholders), an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind but excluding exempt-interest dividends (defined below)) paid or credited to a Fund shareholder if (i) the shareholder fails to furnish the Fund with a correct "taxpayer identification number" ("TIN"), (ii) the shareholder fails to certify under penalties of perjury that the TIN provided is correct, (iii) the shareholder fails to make certain other certifications, or (iv) the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is otherwise subject to backup withholding. Backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts withheld as a credit against the shareholder's federal income tax liability and may obtain a refund of any excess amounts withheld, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. A shareholder may generally avoid backup withholding by furnishing a properly completed IRS Form W-9. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010.

     Foreign Shareholders. For purposes of this discussion, "foreign
     ---------------------
shareholders" include: (i) nonresident alien individuals, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust),
(iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations. "Exempt foreign shareholders" are foreign shareholders from whom a Fund obtains a properly completed and signed certificate of foreign status.

     Generally, subject to certain exceptions described below, distributions made to foreign shareholders will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. This federal income tax withholding generally will not apply to exempt-interest dividends (defined below) from a Tax-Free Fund. Moreover, for taxable years beginning before January 1, 2008, distributions made to exempt foreign shareholders and properly designated by a Fund as "interest-related dividends" will be exempt from federal income tax withholding. Interest-related dividends are generally attributable to the Fund's net interest income earned on certain debt obligations and paid to foreign shareholders. In order to qualify as an interest-related dividend, the Fund must designate a distribution as such in a written notice mailed to its shareholders not later than 60 days after the close of the Fund's taxable year. Notwithstanding the foregoing, if any distribution described above is "effectively connected" with a U.S. trade or business (or, if an applicable income tax treaty so requires, is attributable to a U.S. permanent establishment) of the recipient foreign shareholder, neither federal income tax withholding nor the exemption for interest-related dividends will apply and the distribution will be subject to the tax, withholding, and reporting requirements generally applicable to U.S. shareholders and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation.


     As a money market fund, each Fund does not expect to realize substantial capital gain, but no assurance can be given to this effect. If a Fund realizes any short-term capital gain with respect to taxable years of the Fund beginning before January 1, 2008, complex rules would apply to the qualification of Fund distributions as "short-term capital gain dividends" to foreign shareholders; therefore, foreign shareholders are urged to consult their own tax advisers and financial planners with respect to the particular tax consequences to them of an investment in a Fund.


     In general, a foreign shareholder's capital gains realized on the disposition of Fund shares, capital gain dividends and, with respect to taxable years of a Fund beginning before January 1, 2010, "short-term capital gain dividends" (defined below) are not subject to federal income or withholding tax, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an applicable income tax treaty so requires, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the disposition of Fund shares or the receipt of capital gain dividends and certain other conditions are met; or (iii) the Fund shares on which the foreign shareholder realized gain constitute U.S. real property interests ("USRPIs," defined below) or, in certain cases, distributions are attributable to gain from the sale or exchange of a USRPI. If the requirements of clause (i) are met, the tax, withholding, and reporting requirements applicable to U.S. shareholders generally will apply to the foreign shareholder, and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation. If the requirements of clause (i) are not met but the requirements of clause (ii) are met, such gains and distributions will be subject to federal income tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). If the requirements of clause (iii) are met, the foreign shareholder may be subject to certain tax, withholding, and/or reporting requirements, depending in part on whether the foreign shareholder holds (or has held in the prior 12 months) more than a 5% interest in the Fund. "Short-term capital gain dividends" are distributions attributable to a Funds' net short-term capital gain in excess of its net long-term capital loss and designated as such by the Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, a foreign shareholder must comply with applicable certification requirements relating to its foreign status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders should consult their tax advisers in this regard.

     In the case of shares held through an intermediary, even if a Fund makes a designation with respect to a payment, no assurance can be made that the intermediary will respect such a designation. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts. Even if permitted to do so, the Funds provide no assurance that they will designate any distributions as interest-related dividends or short-term capital gain dividends.

     Special tax rules apply to distributions that a qualified investment entity ("QIE") makes to foreign shareholders that are attributable to gain from the QIE's sale or exchange of a USRPI. Special tax rules also apply to the sale of shares in a U.S. real property holding corporation ("USRPHC"). However, the Funds do not expect such special tax rules to apply because the Funds do not expect to be QIEs or USRPHCs.

     Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

     As discussed above, distributions and redemption proceeds paid or credited to a foreign shareholder are generally exempt from backup withholding. However, a foreign shareholder may be required to establish that exemption by providing certification of foreign status on an appropriate IRS Form W-8.

     Tax-Deferred Plans. Shares of the Funds may be available for a variety of
     -------------------
tax-deferred retirement and other tax-advantaged plans and accounts. However, shares of the Tax-Free Funds may not be suitable for tax-deferred retirement and other tax-advantaged plans and accounts since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the exempt status of certain distributions from the Tax-Free Funds (discussed below). Such distributions may ultimately be taxable to the beneficiaries when distributed to them. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

     Tax-Exempt Shareholders. Shares of the Tax-Free Funds may not be suitable
     ------------------------
for tax-exempt shareholders since such shareholders generally would not benefit from the exempt status of distributions from the Tax-Free Funds (discussed below). Tax-exempt shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of an investment in the Funds. Special tax consequences apply to charitable remainder trusts ("CRTs") (as defined in Section 664 of the Code) which invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Although currently the Funds do not anticipate making any such investment, the Funds are not prohibited from doing so. CRTs are urged to consult their own tax advisers and financial planners concerning these special tax consequences.

     Tax Shelter Reporting Regulations. Under Treasury Regulations, if an
     ----------------------------------
individual shareholder recognizes a loss of $2 million or more or if a corporate shareholder recognizes a loss of $10 million or more, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of securities are in many cases exempt from this reporting requirement, but under current guidance, shareholders of a RIC are not exempt. Future guidance may extend the current exemption from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.

     Additional Considerations for the Tax-Free Funds. If at least 50% of the
     -------------------------------------------------
value of a Fund's total assets at the close of each quarter of its taxable year consists of debt obligations that generate interest exempt from federal income tax under Section 103 of the Code, then the Fund may qualify to pass through to its shareholders the tax-exempt character of its income from such debt obligations by paying exempt-interest dividends. The Tax-Free Funds intend to so qualify and are designed to provide shareholders with a high level of income exempt from federal income tax in the form of exempt-interest dividends. "Exempt-interest dividends" are dividends (other than capital gain dividends) paid by a RIC that are properly designated as such in a written notice mailed to its shareholders.

     No later than 60 days after the close of its taxable year, each Tax-Free Fund will notify its shareholders of the portion of the distributions for the taxable year that constitutes exempt-interest dividends. The designated portion cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Code received by the Tax-Free Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Interest on indebtedness incurred to purchase or carry shares of a Tax-Free Fund will not be deductible to the extent that the Tax-Free Fund's distributions are exempt from federal income tax.

     Although exempt-interest dividends are generally exempt from federal income tax, there may not be a similar exemption under the laws of a particular state or local taxing jurisdiction. Thus, exempt-interest dividends may be subject to state and local taxes.

     In addition, an investment in a Tax-Free Fund may result in liability for federal alternative minimum tax ("AMT"). Certain deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating the federal AMT. Tax preference items include tax-exempt interest on certain "private activity bonds." To the extent a Tax-Free Fund invests in certain private activity bonds, its shareholders will be required to report that portion of the Tax-Free Fund's distributions attributable to income from the bonds as a tax preference item in determining their federal AMT, if any. Shareholders will be notified of the tax status of distributions made by a Tax-Free Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares in a Tax-Free Fund. Furthermore, shareholders will not be permitted to deduct any of their share of a Tax-Free Fund's expenses in computing their federal AMT. In addition, exempt-interest dividends paid by a Tax-Free Fund to a corporate shareholder are included in the shareholder's "adjusted current earnings" as part of its federal AMT calculation, and may also affect its federal "environmental tax" liability. As of the date of this SAI, individuals are subject to the federal AMT at a maximum rate of 28% and corporations are subject to the federal AMT at a maximum rate of 20%. Shareholders with questions or concerns about the federal AMT should consult their own tax advisers.

     The IRS is paying increased attention to whether debt obligations intended to produce interest exempt from federal income tax in fact meet the requirements for such exemption. Ordinarily, the Tax-Free Funds rely on an opinion from the issuer's counsel that interest on the issuer's debt obligation will be exempt from federal income tax. However, no assurance can be given that the IRS will not successfully challenge such exemption, which could cause interest on the debt obligation to be taxable and could jeopardize a Tax-Free Fund's ability to pay exempt-interest dividends. Similar challenges may occur with respect to state-specific exemptions.

     A shareholder who receives Social Security or railroad retirement benefits should consult the shareholder's own tax adviser to determine what effect, if any, an investment in a Tax-Free Fund may have on the federal taxation of such benefits. Exempt-interest dividends are included in income for purposes of determining the amount of benefits that are taxable.

     Distributions of a Tax-Free Fund's income other than exempt-interest dividends generally will be taxable to shareholders. Gains realized by a Tax-Free Fund on the sale or exchange of investments that generate tax-exempt income will also be taxable to shareholders.


                                                 PERCENTAGE OF TAX-
                                                EXEMPT DISTRIBUTIONS
                                                  TREATED AS A TAX
FUND                                              PREFERENCE ITEM
       California Tax-Free Money Market Fund            16.68%
       California Tax-Free Money Market Trust           16.40%
       Minnesota Money Market Fund                      31.70%
       Municipal Money Market Fund                      81.69%
       National Tax-Free Money Market Fund               0.00%
       National Tax-Free Money Market Trust              0.00%


     Additional Considerations for the California Tax-Free Money Market Fund
     -----------------------------------------------------------------------
and California Tax-Free Money Market Trust ("California Funds"). If, at the
---------------------------------------------------------------
close of each quarter of its taxable year, at least 50% of the value of the total assets of a RIC consists of obligations, which, when held by an individual, the interest therefrom is exempt from income taxation by California ("California Exempt Securities"), then the RIC will be qualified to make distributions that are exempt from California individual income tax ("California exempt-interest distributions"). For this purpose, California Exempt Securities generally are limited to California municipal securities and certain U.S. Government and U.S. possession obligations. The California Funds intend to qualify under the above requirements so that they can pay California exempt-interest distributions.

     Within sixty days after the close of its taxable year, each California Fund will notify its shareholders of the portion of the distributions made by the Fund that is exempt from California individual income tax. The total amount of California exempt-interest distributions paid by a California Fund attributable to any taxable year cannot exceed the excess of the amount of interest received by the Fund for such year on California Exempt Securities over any amounts that, if the Fund was treated as an individual, would be considered expenses related to tax exempt income or amortizable bond premium that would not be deductible under federal income or California individual income tax law.

     In cases where a shareholder of a California Fund is a "substantial user" or "related person" with respect to California Exempt Securities held by the Fund, such shareholders should consult their tax advisers to determine whether California exempt-interest distributions paid by the Fund with respect to such obligations retain California individual income tax exclusion. In this connection, rules similar to those regarding the possible unavailability of federal exempt-interest distributions treatment to "substantial users" may be applicable for California income tax purposes. Interest on indebtedness incurred or continued by a shareholder in a taxable year to purchase or carry shares of a California Fund is not deductible for California individual income tax purposes if the Fund distributes California exempt-interest distributions to the shareholder for that taxable year.

     The foregoing is only a summary of some of the important California individual income tax considerations generally affecting the California Funds and their shareholders. No attempt is made to present a detailed explanation of the California income tax treatment of the California Funds or their shareholders, and this discussion is not intended as a substitute for careful planning. Further, it should be noted that the portion of any California Fund distributions constituting California exempt-interest distributions is excludable from income for California individual income tax purposes only. Any distributions paid to shareholders subject to California franchise tax or California corporate income tax may be taxable for such purposes. Accordingly, potential investors in the California Funds, including, in particular, corporate investors that may be subject to either California franchise tax or California corporate income tax, should consult their own tax advisers with respect to the application of such taxes to the receipt of the California Funds' distributions and as to their own California tax situation, in general.

     Additional Considerations for the Minnesota Money Market Fund ("Minnesota
     -------------------------------------------------------------------------
Fund"). Shareholders of the Minnesota Fund, who are individuals, estates, or
------
trusts and who are subject to the regular Minnesota individual income tax will not be subject to such regular Minnesota tax on Minnesota Fund distributions to the extent that such distributions qualify as exempt-interest distributions which are derived from interest income on tax-exempt obligations of the State of Minnesota, or its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities ("Minnesota Sources"). The foregoing will apply, however, only if the portion of the exempt-interest distributions from such Minnesota Sources that is paid to all shareholders represents 95% or more of the exempt-interest distributions that are paid by the Fund. If the 95% test is not met, all exempt-interest distributions that are paid by the Minnesota Fund generally will be subject to the regular Minnesota individual income tax. The Minnesota Fund intends to meet this 95% threshold, but no assurance can be provided that it will. Even if the 95% test is met, to the extent that exempt-interest distributions that are paid by the Minnesota Fund are not derived from the Minnesota Sources described in the first sentence of this paragraph, such distributions generally will be subject to the regular Minnesota individual income tax. Other distributions of the Minnesota Fund, including distributions attributable to net short-term and long-term capital gain, generally are not exempt from the regular Minnesota individual income tax.

     Subject to certain limitations that are set forth in the Minnesota rules, Minnesota Fund distributions to shareholders who are individuals, estates, or trusts that are derived from interest on certain United States obligations are not subject to the regular Minnesota individual income tax or the Minnesota alternative minimum tax. However, Minnesota Fund distributions, including exempt-interest distributions, are not excluded in determining the Minnesota franchise tax on corporations that is measured by taxable income and alternative minimum taxable income. The Fund's distributions may also be taken into account in certain cases in determining the minimum fee that is imposed on corporations, S corporations, and partnerships.

     Minnesota presently imposes an alternative minimum tax on individuals, estates, and trusts that is based, in part, on such taxpayers' federal alternative minimum taxable income, which includes federal tax preference items. As described above, the Code provides that interest on specified private activity bonds is a federal tax preference item, and that a exempt-interest distribution constitutes a federal tax preference item to the extent of its proportionate share of the interest on such private activity bonds. Accordingly, exempt-interest distributions that are attributable to such private activity bond interest, even though they are derived from the Minnesota Sources described above, will be included in the base upon which such Minnesota Sources described above generally is also subject to the Minnesota alternative minimum tax.

                      PROXY VOTING POLICIES AND PROCEDURES

     The Trusts and Funds Management have adopted policies and procedures ("Procedures") that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

     The responsibility for voting proxies relating to the Funds' portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While each Fund does not purchase securities to exercise control or to seek to effect corporate change through share ownership, it supports sound corporate governance practices within companies in which it invests and reflects that support through its proxy voting process.

     Funds Management has established a Proxy Voting Committee (the "Proxy Committee") that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

     The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently in the same matter when securities of an issuer are held by multiple Funds of the Trusts. However, proxies for securities held by the Social Sustainability Fund related to social and environmental proposals will be voted pursuant to RiskMetrics Group's ("RMG") then current SRI Proxy Voting Guidelines. Accordingly, the Social Sustainability Fund may vote its proxies related to social and environmental proposals differently than the other WELLS FARGO ADVANTAGE FUNDS.


     The Procedures set forth Funds Management's general position on various proposals, such as:

  o Routine Items - Funds Management will generally vote for uncontested
    -------------
    director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

  o Corporate Governance - Funds Management will generally vote for charter
    --------------------
    and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification or to comply with what management's counsel interprets as applicable law.

  o Anti-Takeover Matters - Funds Management generally will vote for proposals
    ---------------------
    that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company's poison pill.

  o Mergers/Acquisitions and Corporate Restructurings - Funds Management's
    -------------------------------------------------
    Proxy Committee will examine these items on a case-by-case basis.

  o Shareholder Rights - Funds Management will generally vote against
    ------------------
    proposals that may restrict shareholder rights.

     In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

     In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Fund's voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (i) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (ii) disclosing the conflict to the Board and obtaining their consent before voting; (iii) submitting the matter to the Board to exercise its authority to vote on such matter; (iv) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy; (v) consulting with outside legal counsel for guidance on resolution of the conflict of interest; (vi) erecting information barriers around the person or persons making voting decisions; (vii) voting in proportion to other shareholders; or (viii) voting in other ways that are consistent with each Fund's obligation to vote in the best interests of its shareholders. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

     While Funds Management uses its best efforts to vote proxies, in certain circumstances it may be impractical or impossible for Funds Management to vote proxies (E.G., limited value or unjustifiable costs). For example, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Due to these restrictions, Funds Management must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. As a result, Funds Management will generally not vote those proxies in the absence of an unusual, significant vote or compelling economic importance. Additionally, Funds Management may not be able to vote proxies for certain foreign securities if Funds Management does not receive the proxy statement in time to vote the proxies due to custodial processing delays.

     As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy). However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs the loss in lending revenue that would result from recalling the security (I.E., if there is a controversial upcoming merger or acquisition, or some other significant matter), the security will be recalled for voting.

     Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 may be obtained on the Funds' Web site at www.wellsfargo.com/advantagefunds or by accessing the SEC's Web site at www.sec.gov.

       POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

I. Scope of Policies and Procedures. The following policies and procedures (the
   ---------------------------------
"Procedures") govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust ("Funds Trust"), Wells Fargo Master Trust ("Master Trust") and Wells Fargo Variable Trust ("Variable Trust") (each of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the "Funds" or individually as the "Fund") now existing or hereafter created.


II. Disclosure Philosophy. The Funds have adopted these Procedures to ensure
    ----------------------
that the disclosure of a Fund's portfolio holdings is accomplished in a manner that is consistent with a Fund's fiduciary duty to its shareholders. For purposes of these Procedures, the term "portfolio holdings" means the stock, bond and derivative positions held by a non-money market Fund and does not include the cash investments held by the Fund. For money market funds, the term "portfolio holdings" includes cash investments, such as investments in repurchase agreements.


Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

III. Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and
     --------------------------------------
top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds' website until updated for the next applicable period. Funds Management may withhold any portion of a Fund's portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

     A. Complete Holdings. The complete portfolio holdings for each Fund
        -----------------
(except for funds that operate as fund of funds) shall be made publicly available on the Funds' website (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. Money market Fund holdings shall be made publicly available on the Fund's website on a monthly, 7-day delayed basis.

     B. Top Ten Holdings. Top ten holdings information (excluding derivative
        ----------------
positions) for each Fund (except for funds that operate as fund of funds and money market funds) shall be made publicly available on the Funds' website on a monthly, seven-day or more delayed basis.

     C. Fund of Funds Structure.
        -----------------------
    1. The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds' website and included in fund fact sheets on a monthly, seven-day or more delayed basis.
    2. A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund's target allocations between or among its fixed-income and/or equity investments may be posted to the Funds' website simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund, (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund's semi-annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

IV. List of Approved Recipients. The following list describes the limited
    ----------------------------
circumstances in which a Fund's portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds' website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

     A. Sub-Advisers. Sub-advisers shall have full daily access to Fund
        ------------
holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities. A new Fund sub-adviser may periodically receive full portfolio holdings information for such Fund from the date of Board approval through the date upon which they take over day-to-day investment management activities. Such disclosure will be subject to confidential treatment.


     B. Money Market Portfolio Management Team. The money market portfolio
        --------------------------------------
management team at Wells Capital Management Incorporated ("Wells Capital Management") shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

     C. Funds Management/Wells Fargo Funds Distributor, LLC.
        ----------------------------------------------------
     1. Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/


    or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PNC's Datapath system.


    2. Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.
    3. Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund's target allocations that result in a shift between or among its fixed-income and/or equity investments.

     D. External Servicing Agents. Appropriate personnel employed by entities
        --------------------------
that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds' accounting agent however, only for those Funds in which such sub-adviser provides investment advisory services. Funds Management also utilizes the services of RMG and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both RMG and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.


     E. Rating Agencies. Nationally Recognized Statistical Ratings
        ----------------
Organizations ("NRSROs") may receive full Fund holdings for rating purposes.


V. Additions to List of Approved Recipients. Any additions to the list of
   -----------------------------------------
approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

VI. Funds Management Commentaries. Funds Management may disclose any views,
    ------------------------------
opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund. The portfolio commentary and statistical information may be provided to members of the press, shareholders in the Funds, persons considering investment in the Funds or representatives of such shareholders or potential shareholders. The content and nature of the information provided to each of these persons may differ.

Certain of the information described above will be included in quarterly fund commentaries and will contain information that includes, among other things, top contributors/detractors from fund performance and significant portfolio changes during the calendar quarter. This information will be posted contemporaneously with their distribution on the Funds' website.

No person shall receive any of the information described above if, in the sole judgment of Funds Management, the information could be used in a manner that would be harmful to the Funds.

VII. Board Approval. The Board shall review and reapprove these Procedures,
     ---------------
including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and make any changes that they deem appropriate.

VIII. Education Component. In order to promote strict compliance with these
      --------------------
Procedures, Funds Management has informed its employees, and other parties possessing Fund portfolio holdings information (such as sub-advisers, the fund accounting agent and the custodian), of the limited circumstances in which the Funds' portfolio holdings may be disclosed in advance of the monthly disclosure on the Funds' website and the ramifications, including possible dismissal, if disclosure is made in contravention of these Procedures.


                                 CAPITAL STOCK

     The Funds is fifteen series of the Trust in the Wells Fargo Advantage family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

     Most of the Trust's series are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a CDSC, that are offered to retail investors. Certain of the Trust's series also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a series represents an equal, proportionate interest in the series with all other shares. Shareholders bear their pro rata portion of a series' operating expenses, except for certain class-specific expenses (E.G., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other series or classes of shares offered.

     With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory agreement, since it affects only one Fund, is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

     As used in the Prospectus(es) and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a class of shares of a Fund means the vote of the lesser of (i) 67% of the shares of the class represented at a meeting if the holders of more than 50% of the outstanding shares of the class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

     Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

     Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.


     Set forth below as of June 3, 2009, is the name, address and share ownership of each person with record ownership of 5% or more of a class of a Fund and each person known by the Trust to have beneficial ownership of 25% or more of the voting securities of the Fund as a whole. Except as identified below, no person with record ownership of 5% or more of a class of a Fund is known by the Trust to have beneficial ownership of such shares.



                                             PERCENTAGE
FUND        NAME AND ADDRESS                  OF CLASS
------      -----------------------------   -----------
CALIFORNIA TAX-FREE MONEY MARKET FUND
 Fund Level WELLS FARGO SERVICE COMPANY        34.80%
            FBO SWEEP FUNDS CATF
            RETAIL SWEEP OPERATIONS
            3401 N 4TH AVE #9777-131
            SIOUX FALLS SD 57104-0783

                                                                   PERCENTAGE
FUND                        NAME AND ADDRESS                        OF CLASS
----------------------      ------------------------------------   ----------
 Class A                    WELLS FARGO SERVICE COMPANY              58.59%
                            FBO SWEEP FUNDS CATF
                            RETAIL SWEEP OPEARTIONS
                            3401 N 4TH AVE #N9777-131
                            SIOUX FALLS SD 57104-0783
                            WELLS FARGO INVESTMENTS LLC              30.73%
                            C/O CHRIS ROBINSON
                            625 MARQUETTE AVE FL 12
                            MINNEAPOLIS MN 55402-2308

 Institutional Class        WELLS FARGO BANK NA                      46.59%
                            ATTN: CASH SWEEP DEPT
                            MAC N9306-04C
                            733 MARQUETTE AVE
                            MINNEAPOLIS MN 55479-0001
                            WELLS FARGO BROKERAGE SERVICES LLC       37.89%
                            ATTN: SEAN O'FARRELL
                            608 2ND AVE S #N9303-054
                            MINNEAPOLIS MN 55479-0001
                            WELLS FARGO INVESTMENTS LLC               5.04%
                            625 MARQUETTE AVE S 13TH FLOOR
                            MINNEAPOLIS MN 55402-2323
                            WELLS FARGO INVESTMENTS LLC               5.04%
                            625 MARQUETTE AVE S 13TH FLOOR
                            MINNEAPOLIS MN 55402-2323

 Service Class              WELLS FARGO BANK NA                      67.72%
                            ATTN: CASH SWEEP DEPT
                            MAC N9306-04C
                            733 MARQUETTE AVE
                            MINNEAPOLIS MN 55479-0001
                            WELLS FARGO BROKERAGE SERVICES LLC       10.27%
                            ATTN: SEAN O'FARRELL
                            608 2ND AVE S #N9303-054
                            MINNEAPOLIS MN 55479-0001

CALIFORNIA TAX-FREE MONEY MARKET TRUST
 Single Class               WELLS FARGO BANK NA                      99.09%
                            ATTN: CASH SWEEP DEPT
                            MAC N9306-04C
                            733 MARQUETTE AVE
                            MINNEAPOLIS MN 55479-0001

CASH INVESTMENT MONEY MARKET FUND
 Administrator Class        WELLS FARGO BROKERAGE SERVICES LLC       69.21%
                            ATTN: SEAN O'FARRELL
                            608 2ND AVE S #N9303-054
                            MINNEAPOLIS MN 55402-1916
                            WELLS FARGO BANK NA                      13.32%
                            ATTN: CASH SWEEP DEPT
                            MAC N9306-04C
                            733 MARQUETTE AVE
                            MINNEAPOILS MN 55479-0001

                                                                     PERCENTAGE
FUND                        NAME AND ADDRESS                          OF CLASS
----------------------      -------------------------------------   -----------
 Institutional Class        WELLS FARGO BANK NA                         42.61%
                            ATTN: CASH SWEEP DEPT
                            MAC N9306-04C
                            733 MARQUETTE AVE
                            MINNEAPOILS MN 55479-0001

                            WELLS FARGO BROKERAGE SERVICES LLC          40.06%
                            ATTN: SEAN O'FARRELL
                            608 2ND AVE S #N9303-054
                            MINNEAPOLIS MN 55479-0001

                            HARE & CO                                    9.47%
                            BANK OF NEW YORK
                            ONE WALL STREET 2ND FLOOR
                            ATTN: STIF/MASTER NOTE
                            NEW YORK NY 10005-2501

 Service Class              WELLS FARGO BANK NA                         51.04%
                            ATTN: CASH SWEEP DEPT
                            MAC N9306-04C
                            733 MARQUETTE AVE
                            MINNEAPOILS MN 55479-0001

                            WELLS FARGO BROKERAGE SERVICES LLC          19.71%
                            ATTN: SEAN O'FARRELL
                            608 2ND AVE S #N9303-054
                            MINNEAPOLIS MN 55479-0001

                            WELLS FARGO INVESTMENTS LLC                  8.78%
                            C/O CHRIS ROBINSON
                            625 MARQUETTE AVE FL 12
                            MINNEAPOLIS MN 55402-2308

 Select Class               WELLS FARGO INST BROKERAGE SERVICES         40.07%
                            ATTN: SEAN O'FARRELL
                            608 2ND AVE S #N9303-054
                            MINNEAPOLIS MN 55402-1916

                            CHICAGO MERCANTILE EXCHANGE INC             30.31%
                            SEGREGATED ACCOUNT
                            ATTN: CLEARING HOUSE-MIKE KOBIDA
                            20 SOUTH WACKER DRIVE
                            CHICAGO IL 60606-7408

                            WELLS FARGO BANK NA                         18.32%
                            ATTN: CASH SWEEP DEPT
                            MAC N9306-04C
                            733 MARQUETTE AVE
                            MINNEAPOILS MN 55479-0001

GOVERNMENT MONEY MARKET FUND
 Fund Level                 WELLS FARGO BANK NA                         32.90%
                            ATTN: CASH SWEEP DEPT
                            MAC N9306-04C
                            733 MARQUETTE AVE
                            MINNEAPOLIS MN 55479-0001

 Class A                    WELLS FARGO INVESTMENTS LLC                 89.65%
                            C/O CHRIS ROBINSON
                            625 MARQUETTE AVE FL 12
                            MINNEAPOLIS MN 55402-2308

                                                                   PERCENTAGE
FUND                        NAME AND ADDRESS                        OF CLASS
----------------------      ------------------------------------   ----------
 Administrator Class        WELLS FARGO BANK NA                      48.25%
                            ATTN: CASH SWEEP DEPT
                            MAC N9306-04C
                            733 MARQUETTE AVE
                            MINNEAPOLIS MN 55479-0001
                            WELLS FARGO BROKERAGE SERVICES LLC       41.63%
                            C/O SEAN O'FARRELL
                            608 2ND AVE S #N9303-054
                            MINNEAPOLIS MN 55402-1916

 Institutional Class        WELLS FARGO BANK NA                      40.46%
                            ATTN: CASH SWEEP DEPT
                            MAC N9306-04C
                            733 MARQUETTE AVE
                            MINNEAPOLIS MN 55479-0001
                            WELLS FARGO BANK NA                      20.66%
                            ATTN: KEITH BERGER/SUPPORT
                            SERVICES N9303-054
                            NORTHSTAR EAST 5TH FLOOR
                            608 2ND AVE SO N9303-050
                            MINNEAPOLIS MN 55402
                            WELLS FARGO BROKERAGE SERVICES LLC       17.37%
                            C/O SEAN O'FARRELL
                            608 2ND AVE S #N9303-054
                            MINNEAPOLIS MN 55402-1916

 Service Class              WELLS FARGO BANK NA                      85.84%
                            ATTN: CASH SWEEP DEPT
                            MAC N9306-04C
                            733 MARQUETTE AVE
                            MINNEAPOLIS MN 55479-0001
                            WELLS FARGO BROKERAGE SERVICES LLC        7.92%
                            ATTN: SEAN O'FARRELL
                            608 2ND AVE S #N9303-054
                            MINNEAPOLIS MN 55402-1916

HERITAGE MONEY MARKET FUND
 Administrator Class        WELLS FARGO BANK NA                      52.02%
                            ATTN: CASH SWEEP DEPT
                            MAC N9306-04C
                            733 MARQUETTE AVE
                            MINNEAPOLIS MN 55479-0001
                            WELLS FARGO BROKERAGE SERVICES LLC       14.93%
                            ATTN: SEAN O'FARRELL
                            608 2ND AVE S #N9303-054
                            MINNEAPOLIS MN 55402-1916
                            WELLS FARGO BANK NA FBO                   5.19%
                            RETIREMENT PLAN SVCS
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533

 Institutional Class        WELLS FARGO BANK NA                      29.64%
                            ATTN: CASH SWEEP DEPT
                            MAC N9306-04C
                            733 MARQUETTE AVE
                            MINNEAPOLIS MN 55479-0001

                                                                 PERCENTAGE
FUND                 NAME AND ADDRESS                             OF CLASS
---------------      -----------------------------------------   ----------
                     WELLS FARGO INST BROKERAGE SERVICES           17.90%
                     ATTN: SEAN O'FARRELL
                     608 2ND AVE S #N9303-054
                     MINNEAPOLIS MN 55402-1916

                     WELLS FARGO BANK NA                            9.66%
                     ATTN KEITH BERGER/SUPPORT SERVICES
                     N9303-050
                     608 2ND AVE SO N9303-050
                     MINNEAPOLIS MN 55402

                     JP MORGAN CLEARING CORP                        8.71%
                     FBO FEDERAL HOME LOAN MORTGAGE CRP
                     ATTN DENISE DILORENZO-SIEGEL
                     ONE METROTECH CENTER NORTH
                     BROOKLYN NY 11201-3832

                     MAC & CO                                       5.83%
                     FBO PRICE WATERHOUSE COOPERS LLP
                     ATTN: MUTUAL FUND OPS
                     PO BOX 3198 525 WILLIAM PENN PLACE
                     PITTSBURGH PA 15230-3198

                     HARE & CO                                      5.44%
                     BANK OF NEW YORK
                     ONE WALL STREET 2ND FLOOR
                     ATTN: STIF/MASTER NOTE
                     NEW YORK NY 10005-2501

 Select Class        WELLS FARGO INST BROKERAGE SERVICES LLC       30.10%
                     ATTN: SEAN O'FARRELL
                     608 2ND AVE S #N9303-054
                     MINNEAPOLIS MN 55402-1916

                     WELLS FARGO BANK NA                            9.13%
                     ATTN: CASH SWEEP DEPT
                     MAC N9306-04C
                     733 MARQUETTE AVE
                     MINNEAPOLIS MN 55479-0001

                     ADOBE SYSTEMS INCORPORATED                     7.22%
                     C/O LAUREN HALDEN-TREASURY
                     345 PARK AVE, MS A16
                     SAN JOSE CA 95110-2704

MINNESOTA MONEY MARKET FUND
 Fund Level          WELLS FARGO INVESTMENTS LLC                   79.30%
                     C/O CHRIS ROBINSON
                     625 MARQUETTE AVE FL 12
                     MINNEAPOLIS MN 55402-2308

 Class A             WELLS FARGO INVESTMENTS LLC                   79.34%
                     C/O CHRIS ROBINSON
                     625 MARQUETTE AVE FL 12
                     MINNEAPOLIS MN 55402-2308

                     WELLS FARGO BANK NA                           11.57%
                     ATTN: CASH SWEEP DEPT
                     733 MARQUETTE AVE
                     MINNEAPOLIS MN 55479-0001

                                                              PERCENTAGE
FUND                   NAME AND ADDRESS                        OF CLASS
-----------------      ------------------------------------   ----------
MONEY MARKET FUND
 Fund Level            WELLS FARGO SERVICE COMPANY               27.90%
                       FBO SWEEP FUNDS FA
                       RETAIL SWEEP OPERATIONS
                       3401 N 4TH AVE #N9777-131
                       SIOUX FALLS SD 57104-0783
                       WELLS FARGO INVESTMENTS LLC               29.40%
                       C/O CHRIS ROBINSON
                       625 MARQUETTE AVE FL 12
                       MINNEAPOLIS MN 55402-2308

Class A                WELLS FARGO INVESTMENTS LLC               48.55%
                       C/O CHRIS ROBINSON
                       625 MARQUETTE AVE FL 12
                       MINNEAPOLIS MN 55402-2308
                       WELLS FARGO SERVICE COMPANY               46.15%
                       FBO SWEEP FUNDS FA
                       RETAIL SWEEP OPERATIONS
                       3401 N 4TH AVE #N9777-131
                       SIOUX FALLS SD 57104-0783

 Class B               WELLS FARGO SERVICE COMPANY               99.44%
                       FBO SWEEP FUNDS FA
                       RETAIL SWEEP OPERATIONS
                       3401 N 4TH AVE #N9777-131
                       SIOUX FALLS SD 57104-0783

 Investor Class        NONE                                     NONE

MONEY MARKET TRUST
 Single Class          WELLS FARGO BANK NA                      100.00%
                       ATTN: CASH SWEEP DEPT
                       MAC N9306-04C
                       733 MARQUETTE AVE
                       MINNEAPOLIS MN 55479-0001

MUNICIPAL MONEY MARKET FUND
 Institutional Class   WELLS FARGO BROKERAGE SERVICES LLC        47.17%
                       ATTN: SEAN O'FARRELL
                       608 2ND AVE S #N9303-054
                       MINNEAPOLIS MN 55479-0001
                       MARTIN MARIETTA MATERIALS INC             43.80%
                       ATTN: KRISTY W KRETZSCHMAR
                       2710 WYCLIFF ROAD
                       RALEIGH NC 27607-3033
                       BASIC ENERGY SERVICES LP                   8.95%
                       PO BOX 10460
                       MIDLAND TX 79702-7460
 Investor Class        NONE                                     NONE

                                                                    PERCENTAGE
FUND                        NAME AND ADDRESS                         OF CLASS
----------------------      -------------------------------------   ----------
NATIONAL TAX-FREE MONEY MARKET FUND
 Class A                    WELLS FARGO INVESTMENTS LLC                55.48%
                            C/O CHRIS ROBINSON
                            625 MARQUETTE AVE FL 12
                            MINNEAPOLIS MN 55402-2308
                            WELLS FARGO SERVICE COMPANY                40.50%
                            FBO SWEEP FUNDS NTF
                            RETAIL SWEEP OPERATIONS
                            3401 N 4TH AVE #N9777-131
                            SIOUX FALLS SD 57104-0783

 Administrator Class        PRUDENTIAL INVESTMENT MGMNT SERVICE        14.70%
                            FBO MUTUAL FUND CLIENTS
                            ATTN: PRUCHOICE UNIT
                            MAIL STOP 05-11-20
                            100 MULBERRY STREET
                            NEWARK NJ 07102-4056

                            WELLS FARGO BROKERAGE SERVICES LLC         12.08%
                            C/O SEAN O'FARRELL
                            608 2ND AVE S #N9303-054
                            MINNEAPOLIS MN 55402-1916

                            EDWIN J CLARK                               7.17%
                            22 HARBOR VIEW DR
                            SUGAR LAND TX 77479-5851

 Institutional Class        WELLS FARGO BANK NA                        36.30%
                            ATTN: CASH SWEEP DEPT
                            MAC N9306-04C
                            733 MARQUETTE AVE
                            MINNEAPOLIS MN 55479-0001

                            WELLS FARGO BROKERAGE SERVICES LLC         28.80%
                            C/O SEAN O'FARRELL
                            608 2ND AVE S #N9303-054
                            MINNEAPOLIS MN 55402-1916

                            GLOBAL CASH SERVICES OMNIBUS ACCT          10.12%
                            FBO GOLDMAN SACHS & CO CUSTOMERS
                            71 S WACKER DR SUITE 500
                            CHICAGO IL 60606-4673

                            MELLON BANK                                 6.51%
                            500 GRANT ST RM 400
                            PITTSBURGH PA 15258-0001

 Service Class              WELLS FARGO BANK NA                        63.75%
                            ATTN: CASH SWEEP DEPT
                            MAC N9306-04C
                            733 MARQUETTE AVE
                            MINNEAPOLIS MN 55479-0001

                            WELLS FARGO BANK NA                        21.27%
                            ATTN: CASH SWEEP DEPT
                            MAC N9306-04C
                            733 MARQUETTE AVE
                            MINNEAPOLIS MN 55479-0001

                            WELLS FARGO INVESTMENTS LLC                 7.29%
                            C/O CHRIS ROBINSON
                            625 MARQUETTE AVE FL 12
                            MINNEAPOLIS MN 55402-2308

                                                                   PERCENTAGE
FUND                        NAME AND ADDRESS                        OF CLASS
----------------------      ------------------------------------   ----------
                            WELLS FARGO BROKERAGE SERVICES LLC        5.20%
                            C/O SEAN O'FARRELL
                            608 2ND AVE S #N9303-054
                            MINNEAPOLIS MN 55479-0001

NATIONAL TAX-FREE MONEY MARKET TRUST
 Single Class               WELLS FARGO BANK NA                      99.99%
                            ATTN: CASH SWEEP DEPT
                            MAC N9306-04C
                            733 MARQUETTE AVE
                            MINNEAPOLIS MN 55479-0001

OVERLAND EXPRESS SWEEP FUND
 Fund Level                 WELLS FARGO BANK                         60.20%
                            SWEEP DEPT OPERATIONS
                            MAC #A249-026
                            3440 WALNUT AVE BLDG B
                            FREMONT CA 94538-2210

                            WELLS FARGO BANK                         39.10%
                            SWEEP DEPT OPERATIONS
                            MAC #A249-026
                            3440 WALNUT AVE BLDG B
                            FREMONT CA 94538-2210

 Single Class               WELLS FARGO BANK                         60.25%
                            SWEEP DEPT OPERATIONS
                            MAC #A249-026
                            3440 WALNUT AVE BLDG B
                            FREMONT CA 94538-2210
                            WELLS FARGO BANK                         39.19%
                            SWEEP DEPT OPERATIONS
                            MAC #A249-026
                            3440 WALNUT AVE BLDG B
                            FREMONT CA 94538-2210

PRIME INVESTMENT MONEY MARKET FUND
 Fund Level                 WELLS FARGO BANK NA                      47.30%
                            ATTN: CASH SWEEP DEPT
                            MAC N9306-04C
                            733 MARQUETTE AVE
                            MINNEAPOLIS MN 55479-0001

 Institutional Class        WELLS FARGO BANK NA                      55.03%
                            ATTN: CASH SWEEP DEPT
                            MAC N9306-04C
                            733 MARQUETTE AVE
                            MINNEAPOLIS MN 55479-0001

                            WELLS FARGO BROKERAGE SERVICES LLC       18.01%
                            ATTN: SEAN O'FARRELL
                            608 2ND AVE S #N9303-054
                            MINNEAPOLIS MN 55402-1916

                                                                   PERCENTAGE
FUND                        NAME AND ADDRESS                        OF CLASS
----------------------      ------------------------------------   ----------
 Service Class              WELLS FARGO BANK NA                       94.75%
                            ATTN: CASH SWEEP DEPT
                            MAC N9306-04C
                            733 MARQUETTE AVE
                            MINNEAPOLIS MN 55479-0001

TREASURY PLUS MONEY MARKET FUND
 Fund Level                 WELLS FARGO BANK NA                       25.60%
                            ATTN: CASH SWEEP DEPT
                            MAC N9306-04C
                            733 MARQUETTE AVE
                            MINNEAPOLIS MN 55479-0001

 Class A                    WELLS FARGO BANK                          44.81%
                            SWEEP DEPT OPERATIONS
                            MAC #A249-026
                            3440 WALNUT AVE BLDG B
                            FREMONT CA 94538-2210

                            WELLS FARGO BANK                          21.64%
                            SWEEP DEPT OPERATIONS
                            MAC #A249-026
                            3440 WALNUT AVE BLDG B
                            FREMONT CA 94538-2210

                            HARE & CO                                 21.13%
                            BANK OF NEW YORK
                            ONE WALL STREET 2ND FLOOR
                            ATTN: STIF/MASTER NOTE
                            NEW YORK NY 10005-2501

                            WELLS FARGO INVESTMENTS LLC                7.54%
                            C/O CHRIS ROBINSON
                            625 MARQUETTE AVE FL 12
                            MINNEAPOLIS MN 55402-2308

 Administrator Class        WELLS FARGO BROKERAGE SERVICES LLC        94.31%
                            ATTN: SEAN O'FARRELL
                            608 2ND AVE S #N9303-054
                            MINNEAPOLIS MN 55479-0001

 Institutional Class        WELLS FARGO BANK NA                       41.86%
                            ATTN: CASH SWEEP DEPT
                            MAC N9306-04C
                            733 MARQUETTE AVE
                            MINNEAPOLIS MN 55479-0001

                            WELLS FARGO BROKERAGE SERVICES LLC        32.06%
                            ATTN: SEAN O'FARRELL
                            608 2ND AVE S #N9803-054
                            MINNEAPOLIS MN 55402-1916

 Service Class              WELLS FARGO BANK NA                       87.45%
                            ATTN: CASH SWEEP DEPT
                            MAC N9306-04C
                            733 MARQUETTE AVE
                            MINNEAPOLIS MN 55479-0001

                                                             PERCENTAGE
FUND                  NAME AND ADDRESS                        OF CLASS
----------------      ------------------------------------   ----------
100% TREASURY MONEY MARKET FUND
 Fund Level           WELLS FARGO BROKERAGE SERVICES            29.10%
                      ATTN: SEAN O'FARRELL
                      608 2ND AVE S #N9303-054
                      MINNEAPOLIS MN 55479-0001

                      WELLS FARGO BANK NA                       51.90%
                      ATTN: CASH SWEEP DEPT
                      MAC N9306-04C
                      733 MARQUETTE AVE
                      MINNEAPOLIS MN 55479-0001

 Class A              WELLS FARGO INVESTMENTS LLC               73.23%
                      C/O CHRIS ROBINSON
                      625 MARQUETTE AVE FL 12
                      MINNEAPOLIS MN 55402-2308

                      WELLS FARGO INVESTMENTS LLC                5.96%
                      625 MARQUETTE AVE S 13TH FLOOR
                      MINNEAPOLIS MN 55402-2323

 Service Class        WELLS FARGO BANK NA                       54.12%
                      ATTN: CASH SWEEP DEPT
                      MAC N9306-04C
                      733 MARQUETTE AVE
                      MINNEAPOLIS MN 55479-0001

                      WELLS FARGO BROKERAGE SERVICES LLC        30.31%
                      ATTN: SEAN O'FARRELL
                      608 2ND AVE S #N9303-054
                      MINNEAPOLIS MN 55479-0001

                      STATE STREET BANK                          5.47%
                      ASCENSION HEALTH
                      ATTN: CASH SWEEPS
                      1776 HERITAGE DR
                      NORTH QUINCY MA 02171-2119



     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a person identified in the foregoing table is identified as the beneficial owner of more than 25% of a Fund, or is identified as the record owner of more than 25% of a Fund and has voting and/or investment powers, it may be presumed to control such Fund. A controlling person's vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.


                               OTHER INFORMATION

     The Trust's Registration Statement, including the Prospectus(es) and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the SEC, located at 100 "F" Street NE, in Washington, D.C., 20549-0102. Statements contained in the Prospectus(es) or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus(es) are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     KPMG LLP has been selected as the independent registered public accounting firm for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is 1601 Market Street, Philadelphia, PA 19103.

                             FINANCIAL INFORMATION


     The audited financial statements for the Funds for the fiscal year ended February 28, 2009, are hereby incorporated by reference to the Funds' Annual Reports.

                                    APPENDIX

     The ratings of Standard & Poor's ("S&P"), Moody's Investors Services ("Moody's"), Fitch Investor Services ("Fitch"), represent their opinion as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.


     The following is a description of the ratings given by S&P, Fitch, and Moody's to corporate and municipal bonds and corporate and municipal commercial paper and variable rate demand obligations.


CORPORATE BONDS
---------------

     S&P
     ---


        S&P rates the long-term debt obligations issued by various entities in categories ranging from "AAA" to "D," according to quality, as described below. The first four ratings denote investment-grade securities. Plus (+) or minus(-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


        AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

        AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

        A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

        BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

        BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

        B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.


        CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments.


        CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

        C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

        D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

     MOODY'S
     -------

     Moody's rates the long-term debt obligations issued by various entities in categories ranging from "Aaa" to "C," according to quality, as described below. The first four denote investment-grade securities.

        Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

        A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

        C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

     FITCH
     -----

     National Long-Term Credit Ratings. A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, below.

     AAA(xxx) - 'AAA' national ratings denote the highest rating assigned in its national rating scale for that country. This rating is assigned to the "best" credit risk relative to all other issuers or issues in the same country and will normally be assigned to all financial commitments issued or guaranteed by the sovereign state.

     AA(xxx) - 'AA' national ratings denote a very strong credit risk relative to other issuers or issues in the same country. The credit risk inherent in these financial commitments differs only slightly from the country's highest rated issuers or issues.

     A(xxx) - 'A' national ratings denote a strong credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment of these financial commitments to a greater degree than for financial commitments denoted by a higher rated category.

     BBB(xxx) - 'BBB' national ratings denote an adequate credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment.

     BB(xxx) - 'BB' national ratings denote a fairly weak credit risk relative to other issuers or issues in the same country. Within the context of the country, payment of these financial commitments is uncertain to dome degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

     B(xxx) - 'B' national ratings denote a significantly weak credit risk relative to other issuers or issues in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payment is contingent upon a sustained, favorable business and economic environment.

     CCC(xxx), CC(xxx), C(xxx) - These categories of national ratings denote an extremely weak credit risk relative to other issuers or issues in the same country. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

     DDD(xxx), DD(xxx), D(xxx) - These categories of national ratings are assigned to entities or financial commitments which are currently in default.

     SHORT-TERM ISSUE CREDIT RATINGS (INCLUDING COMMERCIAL PAPER)
     ------------------------------------------------------------

        S&P:
        ----

        A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

        A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

        A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

        D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

        MOODY'S:
        --------

        Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

        Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

        Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of short-term deposit obligations.

        Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

     FITCH
     -----

     National Long-Term Credit Ratings. A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, below.

     F1(xxx) - Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the"best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong , a "+" is added to the assigned rating.

     F2(xxx) - Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

     F3(xxx) - Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

     B(xxx) - Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

     C(xxx) - Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D(xxx) - Indicates actual or imminent payment default.


     Note to National Short-Term ratings: In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, our National Short-Term Ratings definitions for F1+(xxx), F1(xxx), F2(xxx) and F3(xxx) may be substituted by those regulatory scales, E.G. A1+, A1, A2 and A3.

Variable Rate Demand Obligations
--------------------------------

     S&P:

        SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

        SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

        SP-3 - Speculative capacity to pay principal and interest.

     MOODY'S:

        VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

        VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

        VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

        SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

                             WELLS FARGO FUNDS TRUST
                         FILE NOS. 333-74295; 811-09253

                                     PART C
                                OTHER INFORMATION

Item 23. Exhibits.
         --------

      EXHIBIT
       NUMBER            DESCRIPTION
-------------------      ---------------------------------------------------------------------------------------
 (a)                -   Amended and Restated Declaration of Trust, incorporated by reference to Post-Effective
                        Amendment No. 83, filed April 11, 2005.

 (b)                -   Not Applicable.

 (c)                -   Not Applicable.

 (d)          (1)   -   Investment Advisory Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Schedule A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28,
                        2009.

              (2)   -   Amended and Restated Fee and Expense Agreement between Wells Fargo Funds Trust,
                        Wells Fargo Master Trust and Wells Fargo Funds Management, LLC; Schedule A,
                        incorporated by reference to Post-Effective Amendment No. 139, filed September 28,
                        2009.

              (3)   -   Investment Sub-Advisory Agreement with Schroder Investment Management North
                        America Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May
                        1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.

              (4)   -   Investment Sub-Advisory Agreement with Wells Capital Management Incorporated, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001;
                        Schedule A, and Appendix A, incorporated by reference to Post-Effective Amendment No.
                        139, filed September 28, 2009.

              (5)   -   Investment Sub-Advisory Agreement with RCM Capital Management, LLC (formerly
                        Dresdner RCM Global Investors, LLC), incorporated by reference to Post-Effective
                        Amendment No. 32, filed February 8, 2002; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.

              (6)   -   Investment Sub-Advisory Agreement with Global Index Advisors, Inc., incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006. Appendix A incorporated by reference to Post-Effective Amendment No. 111, filed June 29, 2007.
                        Appendix B, incorporated by reference to Post-Effective Amendment No. 139, filed
                        September 28, 2009.

              (7)   -   Investment Sub-Advisory Agreement with LSV Asset Management, incorporated by reference to Post-Effective Amendment No. 69, filed January 30, 2004; Appendix A, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

              (8)   -   Investment Sub-Advisory Agreement with Cooke & Bieler, L.P., incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 136, filed April 30, 2009.

              (9)   -   Investment Sub-Advisory Agreement with Artisan Partners Limited Partnership, incorporated by reference to Post-Effective Amendment No. 82, filed March 1, 2005;
                        Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No.
                        88, filed December 1, 2005.

             (10)   -   Investment Sub-Advisory Agreement with Matrix Asset Advisors, Inc., incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005; Appendix A and
                        Schedule A, incorporated by reference to Post-Effective Amendment No. 119, filed March
                        1, 2008.


        (11)     -   Sub-Advisory Agreement with Phocas Financial Corporation, incorporated by reference to
                     Post-Effective Amendment No. 122, filed March 21, 2008.

        (12)     -   Sub-Advisory Agreement with Nelson Capital Management, LLC, incorporated by reference to Post-Effective Amendment No. 131, filed October 1, 2008.

        (13)     -   Sub-Advisory Agreement with Evergreen Investment Management Company, LLC
                     ("Evergreen Investments"), incorporated by reference to Post-Effective Amendment No.
                     136, filed April 30, 2009.

(e)              -   Distribution Agreement with Wells Fargo Funds Distributor, LLC, incorporated by reference to Post-Effective Amendment No. 84, filed July 1, 2005; Schedule I, incorporated by reference to Post-Effective Amendment No. 139, filed September 28,
                     2009.

(f)              -   Not Applicable.

(g)      (1)     -   Amended and Restated Custody Agreement with Wells Fargo Bank, N.A. incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005; Appendix A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28,
                     2009.

         (2)     -   Delegation Agreement (17f-5) with Wells Fargo Bank, N.A., incorporated by reference to
                     Post-Effective Amendment No. 93, filed June 26, 2006. Exhibit A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

         (3)     -   Securities Lending Agency Agreement by and among Wells Fargo Funds Trust, Wells
                     Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Funds Management, LLC
                     and Wells Fargo Bank, N.A.,incorporated by reference to Post-Effective Amendment No.
                     134, filed January 28, 2009. Schedule 4, incorporated by reference to Post-Effective
                     Amendment No. 139, filed September 28, 2009.

         (4)     -   Master Custodian Agreement with State Street Bank and Trust Company, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(h)      (1)     -   Administration Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 65, filed August 15, 2003; Schedule A to
                     Appendix A, incorporated by reference to Post-Effective Amendment No. 139, filed
                     September 28, 2009.

         (2)     -   Accounting Services Agreement with PFPC Inc., along with Amended and Restated Letter
                     Agreement, incorporated by reference to Post-Effective Amendment No. 83, filed April
                     11, 2005; Amendment, incorporated by reference to Post-Effective Amendment No. 88, filed December 1, 2005; Exhibit A, incorporated by reference to Post-Effective
                     Amendment No. 139, filed September 28, 2009.

         (3)     -   Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., incorporated by reference to Post-Effective Amendment No. 92, filed May 1, 2006;
                     Schedule A, incorporated by reference to Post-Effective Amendment No. 139, filed
                     September 28, 2009.

         (4)     -   Shareholder Servicing Plan, incorporated by reference to Post-Effective Amendment No.
                     16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective
                     Amendment No. 139, filed September 28, 2009.

         (5)     -   Administrative and Shareholder Servicing Agreement, Form of Agreement, incorporated by reference to Post-Effective Amendment No. 111, filed June 29, 2007.

(i)      (1)     -   Not Applicable.

         (2)     -   Not Applicable.

(j)      (A)     -   Not Applicable.

(j)      (1)     -   Power of Attorney, Peter G. Gordon, incorporated by reference to Post-Effective
                     Amendment No. 72, filed June 30, 2004.


         (2)    -   Power of Attorney, J. Tucker Morse, incorporated by reference to Post-Effective
                    Amendment No. 72, filed June 30, 2004.

         (3)    -   Power of Attorney, Timothy J. Penny, incorporated by reference to Post-Effective
                    Amendment No. 72, filed June 30, 2004.

         (4)    -   Power of Attorney, Donald C. Willeke, incorporated by reference to Post-Effective
                    Amendment No. 72, filed June 30, 2004.

         (5)    -   Power of Attorney, Karla M. Rabusch, incorporated by reference to Post-Effective
                    Amendment No. 72, filed June 30, 2004.

         (6)    -   Power of Attorney, Olivia S. Mitchell, incorporated by reference to Post-Effective
                    Amendment No. 90, filed March 1, 2006.

         (7)    -   Power of Attorney, Judith M. Johnson, incorporated by reference to Post-Effective
                    Amendment No. 131, filed October 1, 2008.

         (8)    -   Power of Attorney, Isaiah Harris, Jr., incorporated by reference to Post-Effective
                    Amendment No. 136, filed April 30, 2009.

         (9)    -   Power of Attorney, David F. Larcker, incorporated by reference to Post-Effective
                    Amendment No. 136, filed April 30, 2009.

        (10)    -   Power of Attorney, David Berardi, incorporated by reference to Post-Effective
                    Amendment No. 138, filed June 26, 2009.

        (11)    -   Power of Attorney, Jeremy DePalma, Jr.,incorporated by reference to Post-Effective
                    Amendment No. 138, filed June 26, 2009.

(k)             -   Not Applicable.

(l)             -   Not Applicable.

(m)             -   Rule 12b-1 Plan, incorporated by reference to Post-Effective Amendment No. 87, filed
                    November 1, 2005; Schedule I, incorporated by reference to Post-Effective Amendment
                    No. 127, filed July 1, 2008; Appendix A, incorporated by reference to Post-Effective
                    Amendment No. 139, filed September 28, 2009.

(n)             -   Rule 18f-3 Plan, incorporated by reference to Post-Effective Amendment No. 131, filed
                    October 1, 2008; Appendix A, incorporated by reference to Post-Effective Amendment
                    No. 134, filed January 28, 2009.

(o)             -   Not Applicable.

(p)      (1)    -   Joint Code of Ethics for Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells
                    Fargo Variable Trust, incorporated by reference to Post-Effective Amendment No. 129, filed September 26, 2008.

         (2)    -   Joint Code of Ethics for Wells Fargo Funds Management, LLC and Wells Fargo Funds
                    Distributor, LLC, incorporated by reference to Post-Effective Amendment No. 133, filed
                    November 28, 2008.

         (3)    -   RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC) Code of Ethics, incorporated by reference to Post-Effective Amendment No. 138, filed June 26,
                    2009.

         (4)    -   Galliard Capital Management, Inc. Code of Ethics, incorporated by reference to Post-
                    Effective Amendment No. 138, filed June 26, 2009.

         (5)    -   Peregrine Capital Management, Inc. Code of Ethics, incorporated by reference to Post-
                    Effective Amendment No. 138, filed June 26, 2009.

         (6)    -   Schroder Investment Management North America Inc. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.

         (7)    -   Smith Asset Management Group, L.P. Code of Ethics, incorporated by reference to Post-
                    Effective Amendment No. 111, filed June 29, 2007.

         (8)    -   Wells Capital Management Incorporated Code of Ethics, incorporated by reference to
                    Post-Effective Amendment No. 127, filed July 1, 2008.

         (9)    -   Systematic Financial Management, L.P. Code of Ethics, incorporated by reference to Post-
                    Effective Amendment No. 138, filed June 26, 2009.

        (10)    -   LSV Asset Management Code of Ethics and Personal Trading Policy, incorporated by reference to Post-Effective Amendment No. 138, filed June 26, 2009.

        (11)    -   Cooke & Bieler, L.P. Code of Ethics, incorporated by reference to Post-Effective
                    Amendment No. 127, filed July 1, 2008.

        (12)    -   Artisan Partners Limited Partnership Code of Ethics, incorporated by reference to Post-
                    Effective Amendment No. 129, filed September 26, 2008.

        (13)    -   Matrix Asset Advisors, Inc. Code of Ethics, incorporated by reference to Post-Effective
                    Amendment No. 87, filed November 1, 2005.

        (14)    -   Global Index Advisors, Inc. Code of Ethics, incorporated by reference to Post-Effective
                    Amendment No. 111, filed June 29, 2007.

        (15)    -   Phocas Financial Corporation Code of Ethics, incorporated by reference to Post-Effective
                    Amendment No. 138, filed June 26, 2009.

        (16)    -   Nelson Capital Management, LLC, Code of Ethics, incorporated by reference to Post-
                    Effective Amendment No. 139, filed September 28, 2009.

        (17)    -   Evergreen Investments Code of Ethics, incorporated by reference to Post-Effective
                    Amendment No. 136, filed April 30, 2009.

Item 24. Persons Controlled by or Under Common Control with the Fund.
         -----------------------------------------------------------

     Registrant believes that no person is controlled by or under common control with Registrant.

Item 25. Indemnification.
         ---------------

     Article IX of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's Trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Article III, Section 1(t) of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.

Item 26. Business and Other Connections of Investment Adviser.
         ----------------------------------------------------

     (a) Effective March 1, 2001, Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. ("Wells Fargo Bank"). Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001.

     To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

     (b) Global Index Advisors, Inc. ("GIA"), serves as a sub-adviser to various Funds of Wells Fargo Funds Trust (the "Trust") and as adviser or sub-adviser to certain other open-end management investment companies. The descriptions of GIA in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of GIA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (c) Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, serves as sub-adviser to various Funds of the Trust. The descriptions of Wells Capital Management in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Wells Capital Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (d) Peregrine Capital Management, Inc. ("Peregrine"), an indirect, wholly owned subsidiary of Wells Fargo & Company, serves as sub-adviser to various Funds of the Trust. The descriptions of Peregrine in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Peregrine is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (e) Schroder Investment Management North America Inc. ("Schroder"), serves as sub-adviser to the Small Cap Opportunities Fund of the Trust. The descriptions of Schroder in Parts A and B of the Registration Statement are incorporated by reference herein. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroder p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or officers of Schroder is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (f) Galliard Capital Management, Inc. ("Galliard"), an indirect, wholly owned subsidiary of Wells Fargo & Company serves as sub-adviser to various Funds of the Trust. The descriptions of Galliard in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Galliard is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (g) Smith Asset Management Group, L.P. ("Smith"), in which Wells Fargo Bank maintains an indirect, minority-ownership interest, serves as sub-adviser to various Funds of the Trust. The descriptions of Smith in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.


     (h) RCM Capital Management, LLC (formerly Dresdner RCM Global Investors,
LLC) ("RCM"), a wholly owned subsidiary of RCM US Holdings LLC, serves as sub-adviser for the Specialized Technology Fund and Specialized Health Sciences Fund of the Trust. The descriptions of RCM in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of RCM is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (i) Systematic Financial Management, L.P. ("Systematic") serves as sub-adviser to the Large Cap Value Portfolio of Master Trust in which several Funds of the Trust invest. The descriptions of Systematic in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Systematic is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

     (j) LSV Asset Management ("LSV") serves as co-sub-adviser for the International Equity Fund of the Trust. The descriptions of LSV in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of LSV is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

     (k) Cooke & Bieler, L.P. ("Cooke & Bieler") serves as sub-adviser for the Wells Fargo C&B Mid Cap Value Fund and Wells Fargo C&B Tax-Managed Value Fund of the Trust and for the C&B Large Cap Value Portfolio of Master Trust in which the C&B Large Cap Value Fund invests. The descriptions of Cooke & Bieler in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cooke & Bieler is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

     (l) Artisan Partners Limited Partnership ("Artisan") serves as co-sub-adviser for the International Equity Fund of the Trust. The descriptions of Artisan in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Artisan is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

     (m) Matrix Asset Advisors, Inc. ("Matrix") serves as Sub-Adviser for the Growth and Income Fund and Large Company Core Fund of the Trust. The descriptions of Matrix in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Matrix is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

     (n) Phocas Financial Corporation ("Phocas") serves as Sub-Adviser for the Large Company Value Fund of the Trust. The descriptions of Phocas in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Phocas is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

     (o) Nelson Capital Management, LLC ("Nelson") serves as Sub-Adviser for the Social Sustainability Fund of the Trust. The descriptions of Nelson in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Nelson is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

     (p) Evergreen Investments serves as sub-adviser to the International Core Fund. The descriptions of Evergreen Investments in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Evergreen Investments is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Item 27. Principal Underwriters.
         ----------------------

     (a) Wells Fargo Funds Distributor, LLC, distributor for the Registrant, also acts as principal underwriter for Wells Fargo Variable Trust and Wells Fargo Funds Trust, and is the exclusive placement agent for Wells Fargo Master Trust, all of which are registered open-end management investment companies.

     (b) The following table provides information for each director and officer of Wells Fargo Funds Distributor, LLC.


(1)                                                  (2)                                (3)
NAME AND PRINCIPAL BUSINESS               POSITIONS AND OFFICES WITH         POSITIONS AND OFFICES WITH
ADDRESS                                          UNDERWRITER                            FUND
------------------------------------ ----------------------------------- ---------------------------------
Karla M. Rabusch                     Chairman of the Board               President
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

Cara Peck                            Director, President and Secretary   None
Wells Fargo Funds Distributor, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

A. Erdem Cimen                       Director                            None
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

Kevin J. Scott                       Financial Operations Officer        None
Wells Fargo Funds Management, LLC    (FINOP)
100 Heritage Reserve
Menomonee Falls, WI 53051

Carol J. Lorts                       Chief Compliance Officer            Assistant Secretary
Wells Fargo Funds Distributor, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

Samuel H. Hom                        Anti-Money Laundering Compliance    Anti-Money Laundering Compliance
Wells Fargo Funds Distributor, LLC   Officer                             Officer
525 Market Street, 12th Floor
San Francisco, CA 94105

Randy Henze                          Director                            None
Wells Fargo Funds Management, LLC
100 Heritage Reserve
Menomonee Falls, WI 53051

     (c) Not Applicable.

Item 28. Location of Accounts and Records.
         --------------------------------

     (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, 12th Floor, San Francisco, CA 94105.

     (b) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, 12th Floor, San Francisco, CA 94105.

     (c) Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

     (d) Global Index Advisors, Inc. maintains all Records relating to their services as sub-adviser at 29 North Park Square NE, Suite 201, Marietta, GA 30060.

     (e) Wells Fargo Funds Distributor, LLC maintains all Records relating to its services as distributor at 525 Market Street, 12th Floor, San Francisco, CA 94105.

     (f) Wells Fargo Bank, N.A. (formerly Wells Fargo Bank Minnesota, N.A.) maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, MN 55479-0040.

     (g) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, 10th Floor, San Francisco, CA 94105.

     (h) Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 1850, Minneapolis, MN 55402.

     (i) Galliard Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 1100, Minneapolis, MN 55479.

     (j) Smith Asset Management Group, L.P. maintains all Records relating to its services as investment sub-adviser at 100 Crescent Court, Suite 1150, Dallas, TX 75201.

     (k) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-adviser at 875 Third Avenue,
  22nd Floor, New York, New York 10022.

     (l) RCM Capital Management, LLC (formerly Dresdner RCM Global Investors,
LLC) maintains all Records relating to its services as investment sub-adviser at Four Embarcadero Center, San Francisco, California 94111.

     (m) Systematic Financial Management, L.P. maintains all Records relating to its services as investment sub-adviser at 300 Frank W. Burr Boulevard, Glenpointe East, Teaneck, NJ 07666.

     (n) LSV Asset Management maintains all Records relating to its services as investment sub-adviser at One North Wacker Drive, Suite 4000, Chicago, Illinois 60606.

     (o) Cooke & Bieler, L.P. maintains all Records relating to its services as investment sub-adviser at 1700 Market Street, Philadelphia, PA 19103.

     (p) Artisan Partners Limited Partnership maintains all Records relating to its services as investment sub-adviser at 875 East Wisconsin Avenue, Suite 800, Milwaukee, WI 53202.

     (q) Matrix Asset Advisors, Inc. maintains all Records relating to its services as investment sub-adviser at 747 Third Avenue, 31st Floor, New York, New York 10017.

     (r) Phocas Financial Corporation maintains all Records relating to its services as investment sub-adviser at 980 Atlantic Avenue, suite 106, Alameda, California 94501.

     (s) Nelson Capital Management, LLC maintains all Records relating to its services as investment sub-adviser at 1860 Embarcadero Road, Suite 140, Palo Alto California 94303.

     (t) Evergreen Investments maintains all Records relating to its services as investment sub-adviser at 200 Berkeley Street, Boston, MA 02116.

Item 29. Management Services.
         -------------------

     Other than as set forth under the captions "Organization and Management of the Funds" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings. Not Applicable.
         ------------

                                  SIGNATURES
                                  ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(a)(1) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 30th day of September, 2009.

                                    WELLS FARGO FUNDS TRUST


                                    By: /s/ Carol J. Lorts
                                        ---------------------------------------
                                        Carol J. Lorts
                                        Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 140 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                           TITLE                               DATE
----------------------------------- ----------------------------------- -------

                  *                 Trustee
---------------------------------
Peter G. Gordon


                  *                 Trustee
---------------------------------
Isaiah Harris, Jr.


                  *                 Trustee
---------------------------------
Judith M. Johnson


                  *                 Trustee
---------------------------------
David F. Larcker


                  *                 Trustee
---------------------------------
Olivia S. Mitchell


                  *                 Trustee
---------------------------------
Timothy J. Penny


                  *                 Trustee
---------------------------------
Donald C. Willeke


                  *                 President
---------------------------------   (Principal Executive Officer)
Karla M. Rabusch


                  *                 Treasurer and Assistant Treasurer
---------------------------------   (Principal Financial Officer)
David Berardi


                  *                 Treasurer and Assistant Treasurer 9/30/09
---------------------------------   (Principal Financial Officer)
Jeremy DePalma


*By: /s/ Carol J. Lorts
     ----------------------------
     Carol J. Lorts
     As Attorney-in-Fact
     September 30, 2009